UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2009

Date of reporting period:         August 31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================
 52 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS & NOTES: 21.01%
AGRICULTURAL SERVICES: 0.02%
$         150,000  BUNGE LIMITED FINANCE CORPORATION                              5.10%     07/15/2015  $      129,916
                                                                                                        --------------
APPAREL & ACCESSORY STORES: 0.06%
          150,000  JCPENNEY CORPORATION INCORPORATED                              6.38      10/15/2036         121,885
          250,000  JCPENNEY CORPORATION INCORPORATED                              7.95      04/01/2017         252,134
           65,000  KOHL'S CORPORATION                                             6.00      01/15/2033          51,493
           65,000  LIMITED BRANDS                                                 5.25      11/01/2014          54,736
                                                                                                               480,248
                                                                                                        --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.01%
          100,000  VF CORPORATION                                                 5.95      11/01/2017          99,573
                                                                                                        --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
          100,000  AUTOZONE INCORPORATED                                          6.50      01/15/2014         101,261
          250,000  JOHNSON CONTROLS INCORPORATED                                  5.50      01/15/2016         243,091
                                                                                                               344,352
                                                                                                        --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
          100,000  RYDER SYSTEM INCORPORATED SERIES MTN                           5.85      03/01/2014          96,835
                                                                                                        --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
           65,000  MDC HOLDINGS INCORPORATED                                      5.38      07/01/2015          58,987
           65,000  TOLL BROTHERS FINANCE CORPORATION                              5.15      05/15/2015          55,081
                                                                                                               114,068
                                                                                                        --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.26%
          150,000  BROWN-FORMAN CORPORATION                                       5.20      04/01/2012         151,949
          180,000  CRH AMERICA INCORPORATED                                       5.30      10/15/2013         166,534
          100,000  CRH AMERICA INCORPORATED                                       5.63      09/30/2011          96,943
           50,000  CRH AMERICA INCORPORATED                                       6.00      09/30/2016          44,652
          200,000  CRH AMERICA INCORPORATED                                       8.13      07/15/2018         203,982
          180,000  HOME DEPOT INCORPORATED<<                                      4.63      08/15/2010         179,085
          100,000  HOME DEPOT INCORPORATED                                        5.20      03/01/2011          99,813
           50,000  HOME DEPOT INCORPORATED                                        5.25      12/16/2013          47,433
          680,000  HOME DEPOT INCORPORATED                                        5.40      03/01/2016         615,291
          250,000  HOME DEPOT INCORPORATED                                        5.88      12/16/2036         197,231
          400,000  LOWE'S COMPANIES INCORPORATED                                  5.00      10/15/2015         395,954
           75,000  LOWE'S COMPANIES INCORPORATED                                  6.50      03/15/2029          73,658
                                                                                                             2,272,525
                                                                                                        --------------
BUSINESS SERVICES: 0.34%
          150,000  COMPUTER SCIENCES CORPORATION++                                6.50      03/15/2018         151,906
          180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                   6.00      08/01/2013         188,616
          100,000  FISERV INCORPORATED                                            6.13      11/20/2012         101,486
          100,000  FISERV INCORPORATED                                            6.80      11/20/2017         101,626
        1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA               6.00      06/15/2012       1,790,234
          130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN             5.65      06/01/2014         108,944
          250,000  ORACLE CORPORATION                                             5.75      04/15/2018         250,713
          250,000  ORACLE CORPORATION                                             6.50      04/15/2038         252,611
                                                                                                             2,946,136
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 53


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
CHEMICALS & ALLIED PRODUCTS: 1.05%
$         150,000  ABBOTT LABORATORIES                                            5.60%     05/15/2011  $      157,565
        1,000,000  ABBOTT LABORATORIES                                            5.60      11/30/2017       1,017,946
          150,000  ABBOTT LABORATORIES                                            5.88      05/15/2016         155,441
          100,000  AMGEN INCORPORATED                                             6.38      06/01/2037          97,482
          250,000  BRISTOL-MYERS SQUIBB COMPANY                                   5.88      11/15/2036         236,355
          150,000  CLOROX COMPANY                                                 5.00      03/01/2013         148,516
          300,000  CLOROX COMPANY                                                 5.00      01/15/2015         286,389
          100,000  CLOROX COMPANY                                                 5.45      10/15/2012         100,836
           90,000  CLOROX COMPANY                                                 5.95      10/15/2017          89,931
          100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                           5.20      11/07/2016         101,254
          100,000  DOW CHEMICAL COMPANY                                           6.00      10/01/2012         103,195
          100,000  DOW CHEMICAL COMPANY                                           7.38      11/01/2029         101,654
          565,000  E.I. DU PONT DE NEMOURS & COMPANY                              4.88      04/30/2014         561,336
          200,000  E.I. DU PONT DE NEMOURS & COMPANY                              5.00      07/15/2013         201,711
           50,000  E.I. DU PONT DE NEMOURS & COMPANY                              5.25      12/15/2016          48,978
           25,000  E.I. DU PONT DE NEMOURS & COMPANY                              5.60      12/15/2036          22,488
          250,000  E.I. DU PONT DE NEMOURS & COMPANY                              6.00      07/15/2018         254,834
          180,000  E.I. DU PONT DE NEMOURS & COMPANY                              6.88      10/15/2009         185,953
          200,000  EASTMAN CHEMICAL COMPANY                                       7.60      02/01/2027         203,562
          400,000  ELI LILLY & COMPANY                                            5.50      03/15/2027         388,072
          125,000  GENENTECH INCORPORATED                                         4.40      07/15/2010         126,940
          250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                           4.38      04/15/2014         244,316
          250,000  JOHNSON & JOHNSON                                              5.55      08/15/2017         264,060
           65,000  LUBRIZOL CORPORATION                                           5.50      10/01/2014          62,461
          150,000  MERCK & COMPANY INCORPORATED                                   5.75      11/15/2036         143,737
           65,000  MERCK & COMPANY INCORPORATED                                   5.95      12/01/2028          64,293
          100,000  MONSANTO COMPANY                                               5.50      08/15/2025          93,513
          300,000  PFIZER INCORPORATED                                            4.50      02/15/2014         302,294
           50,000  PPG INDUSTRIES INCORPORATED                                    5.75      03/15/2013          50,754
          100,000  PPG INDUSTRIES INCORPORATED                                    6.65      03/15/2018         102,046
           75,000  PRAXAIR INCORPORATED                                           5.38      11/01/2016          74,117
          150,000  PRAXAIR INCORPORATED                                           6.38      04/01/2012         159,804
          500,000  PROCTER & GAMBLE COMPANY                                       4.85      12/15/2015         513,385
          100,000  PROCTER & GAMBLE COMPANY                                       5.80      08/15/2034         100,666
          150,000  PROCTER & GAMBLE COMPANY                                       6.88      09/15/2009         155,431
           75,000  ROHM & HAAS COMPANY                                            7.85      07/15/2029          80,044
          225,000  SCHERING-PLOUGH CORPORATION                                    6.55      09/15/2037         214,686
          120,000  SCHERING-PLOUGH CORPORATION                                    6.75      12/01/2033         119,007
          200,000  TEVA PHARMACEUTICAL FINANCE LLC                                6.15      02/01/2036         180,098
          500,000  WYETH                                                          5.45      04/01/2017         501,335
          180,000  WYETH                                                          5.50      02/15/2016         182,100
          625,000  WYETH                                                          6.00      02/15/2036         614,246
          300,000  WYETH                                                          6.95      03/15/2011         318,558
                                                                                                             9,131,389
                                                                                                        --------------
COMMUNICATIONS: 2.00%
           65,000  AMERICA MOVIL SA DE CV                                         6.38      03/01/2035          62,412
          300,000  AT&T INCORPORATED                                              4.13      09/15/2009         301,691
          325,000  AT&T INCORPORATED                                              5.10      09/15/2014         321,445
          500,000  AT&T INCORPORATED<<                                            5.60      05/15/2018         489,932
          300,000  AT&T INCORPORATED                                              6.25      03/15/2011         311,533
          570,000  AT&T INCORPORATED                                              6.50      09/01/2037         548,606
          550,000  AT&T INCORPORATED                                              8.00      11/15/2031         628,653
          360,000  AT&T WIRELESS                                                  7.88      03/01/2011         385,077
        1,000,000  AT&T WIRELESS                                                  8.13      05/01/2012       1,098,921

                   54 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
COMMUNICATIONS (continued)
$         225,000  AT&T WIRELESS                                                  8.75%     03/01/2031  $      268,757
          250,000  BELLSOUTH CAPITAL FUNDING CORPORATION                          7.88      02/15/2030         269,197
          325,000  BELLSOUTH CORPORATION                                          4.20      09/15/2009         327,076
          325,000  BELLSOUTH CORPORATION                                          5.20      09/15/2014         322,278
          180,000  BELLSOUTH CORPORATION                                          6.00      11/15/2034         163,125
          180,000  BELLSOUTH CORPORATION                                          6.55      06/15/2034         174,157
          180,000  BRITISH TELEPHONE PLC                                          8.63      12/15/2010         193,226
          180,000  CBS CORPORATION                                                4.63      05/15/2018         149,468
          100,000  CENTURYTEL INCORPORATED                                        5.00      02/15/2015          88,033
          240,000  CENTURYTEL INCORPORATED                                        6.00      04/01/2017         216,613
          350,000  COMCAST CABLE HOLDINGS LLC                                     7.13      02/15/2028         341,192
          100,000  COMCAST CORPORATION                                            4.95      06/15/2016          92,285
          300,000  COMCAST CORPORATION                                            5.30      01/15/2014         292,582
          200,000  COMCAST CORPORATION                                            5.45      11/15/2010         203,952
           75,000  COMCAST CORPORATION                                            5.88      02/15/2018          72,217
          225,000  COMCAST CORPORATION                                            5.90      03/15/2016         219,873
          500,000  COMCAST CORPORATION                                            6.30      11/15/2017         496,026
          150,000  COMCAST CORPORATION                                            6.45      03/15/2037         138,344
          200,000  COMCAST CORPORATION                                            6.50      11/15/2035         188,163
          400,000  COMCAST CORPORATION                                            6.95      08/15/2037         390,348
          180,000  COX COMMUNICATIONS INCORPORATED                                4.63      01/15/2010         178,772
          180,000  COX COMMUNICATIONS INCORPORATED                                5.45      12/15/2014         175,587
          300,000  COX COMMUNICATIONS INCORPORATED                                7.13      10/01/2012         315,111
          100,000  EMBARQ CORPORATION                                             6.74      06/01/2013          95,757
          350,000  EMBARQ CORPORATION                                             7.08      06/01/2016         324,738
          120,000  MOTOROLA INCORPORATED                                          7.63      11/15/2010         121,334
          300,000  QWEST CORPORATION                                              6.88      09/15/2033         222,000
          500,000  QWEST CORPORATION                                              7.50      06/15/2023         417,500
           65,000  REED ELSEVIER CAPITAL INCORPORATED                             4.63      06/15/2012          63,186
          415,000  TELECOM ITALIA CAPITAL SA                                      5.25      11/15/2013         388,012
          150,000  TIME WARNER CABLE INCORPORATED                                 5.85      05/01/2017         143,186
          250,000  TIME WARNER CABLE INCORPORATED                                 6.55      05/01/2037         230,428
          250,000  TIME WARNER COMPANIES INCORPORATED                             7.57      02/01/2024         253,200
          150,000  TIME WARNER ENTERTAINMENT COMPANY LP                           8.38      07/15/2033         160,803
           50,000  TIME WARNER INCORPORATED                                       6.50      11/15/2036          44,173
          360,000  TIME WARNER INCORPORATED                                       6.88      05/01/2012         369,910
          325,000  TIME WARNER INCORPORATED                                       7.63      04/15/2031         325,203
          300,000  TIME WARNER INCORPORATED                                       7.70      05/01/2032         302,632
          300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                     5.88      01/17/2012         305,034
          250,000  VERIZON COMMUNICATIONS INCORPORATED                            6.25      04/01/2037         229,590
          500,000  VERIZON COMMUNICATIONS INCORPORATED                            6.90      04/15/2038         495,092
          325,000  VERIZON GLOBAL FUNDING CORPORATION                             4.90      09/15/2015         308,949
          100,000  VERIZON GLOBAL FUNDING CORPORATION                             5.85      09/15/2035          87,785
          500,000  VERIZON GLOBAL FUNDING CORPORATION                             7.25      12/01/2010         529,924
        1,000,000  VERIZON GLOBAL FUNDING CORPORATION                             7.38      09/01/2012       1,083,025
          350,000  VERIZON GLOBAL FUNDING CORPORATION                             7.75      12/01/2030         372,425
          200,000  VIACOM INCORPORATED                                            5.50      05/15/2033         148,181
          180,000  VIACOM INCORPORATED                                            5.75      04/30/2011         178,581
          180,000  VIACOM INCORPORATED                                            6.25      04/30/2016         171,428
           50,000  VIACOM INCORPORATED                                            6.75      10/05/2037          44,946
          180,000  VIACOM INCORPORATED                                            6.88      04/30/2036         162,547
          300,000  VODAFONE GROUP PLC                                             7.75      02/15/2010         313,880
                                                                                                            17,318,101
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 55


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
DEPOSITORY INSTITUTIONS: 3.29%
$         150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                              8.96%     12/31/2049  $      162,833
          180,000  BAC CAPITAL TRUST VI                                           5.63      03/08/2035         144,515
          200,000  BAC CAPITAL TRUST XI                                           6.63      05/23/2036         177,181
           50,000  BAC CAPITAL TRUST XIV+/-                                       5.63      12/31/2049          34,623
        1,250,000  BANK OF AMERICA CORPORATION                                    4.50      08/01/2010       1,257,654
          250,000  BANK OF AMERICA CORPORATION                                    4.75      08/01/2015         231,992
        1,500,000  BANK OF AMERICA CORPORATION                                    5.38      09/11/2012       1,491,209
          700,000  BANK OF AMERICA CORPORATION                                    5.38      06/15/2014         678,149
          250,000  BANK OF AMERICA CORPORATION                                    5.49      03/15/2019         222,997
          100,000  BANK OF AMERICA CORPORATION                                    5.63      10/14/2016          93,274
          500,000  BANK OF AMERICA CORPORATION                                    5.75      12/01/2017         466,431
        1,000,000  BANK OF AMERICA CORPORATION                                    7.80      02/15/2010       1,042,143
          500,000  BANK OF AMERICA NA SERIES BKNT                                 6.00      10/15/2036         431,766
          450,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                 4.95      01/14/2011         455,264
          150,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                 4.95      11/01/2012         149,810
          500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                7.40      06/15/2011         529,146
          240,000  BANK ONE CORPORATION                                           7.63      10/15/2026         252,201
          250,000  BANK ONE CORPORATION                                           8.00      04/29/2027         244,290
          100,000  BB&T CAPITAL TRUST IV+/-                                       6.82      06/12/2049          77,949
          250,000  BB&T CORPORATION                                               5.20      12/23/2015         220,884
          900,000  CITIGROUP INCORPORATED                                         5.00      09/15/2014         805,316
        1,000,000  CITIGROUP INCORPORATED                                         5.50      02/15/2017         874,841
          750,000  CITIGROUP INCORPORATED                                         5.63      08/27/2012         715,279
        1,000,000  CITIGROUP INCORPORATED                                         6.13      05/15/2018         934,952
          625,000  CITIGROUP INCORPORATED                                         6.50      01/18/2011         641,481
          250,000  CITIGROUP INCORPORATED                                         6.50      08/19/2013         250,273
          500,000  CITIGROUP INCORPORATED                                         6.88      03/05/2038         482,001
          500,000  COMERCIA BANK SERIES BKNT                                      5.75      11/21/2016         398,839
          100,000  COMERICA CAPITAL TRUST II+/-                                   6.58      02/20/2037          51,958
          100,000  DEUTSCHE BANK FINANCIAL LLC                                    5.38      03/02/2015          96,412
          500,000  FIFTH THIRD BANCORP                                            5.45      01/15/2017         369,798
          200,000  HSBC BANK USA NA NEW YORK<<                                    4.63      04/01/2014         188,223
          225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                          5.63      08/15/2035         189,626
          250,000  JPMORGAN CHASE & COMPANY                                       5.25      05/01/2015         240,996
        2,000,000  JPMORGAN CHASE & COMPANY                                       5.38      10/01/2012       1,984,362
          600,000  JPMORGAN CHASE & COMPANY                                       5.60      06/01/2011         615,991
        1,000,000  JPMORGAN CHASE & COMPANY                                       6.00      01/15/2018         968,382
          800,000  JPMORGAN CHASE & COMPANY                                       6.63      03/15/2012         828,766
          350,000  KEYBANK NA                                                     5.80      07/01/2014         275,437
          250,000  LEHMAN BROTHERS HOLDINGS                                       6.88      07/17/2037         204,707
          250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                         5.00      01/17/2017         189,918
          200,000  MELLON FUNDING CORPORATION                                     5.00      12/01/2014         185,953
          100,000  MELLON FUNDING CORPORATION                                     5.20      05/15/2014          98,087
          360,000  NATIONAL CITY CORPORATION                                      4.90      01/15/2015         221,257
          450,000  PNC FUNDING CORPORATION                                        5.13      12/14/2010         451,290
          250,000  REGIONS BANK                                                   6.45      06/26/2037         152,422
          150,000  SUNTRUST BANK                                                  5.00      09/01/2015         129,777
          250,000  SUNTRUST CAPITAL VIII+/-                                       6.10      12/15/2049         170,393
          200,000  UBS AG STAMFORD CT                                             5.88      07/15/2016         192,218
          360,000  UBS PREFERRED FUNDING TRUST I+/-                               8.62      12/31/2049         346,657
          200,000  UNION BANK OF CALIFORNIA SERIES BKNT                           5.95      05/11/2016         179,218
          275,000  US BANK NA SERIES BKNT                                         4.95      10/30/2014         266,677
           50,000  USB CAPITAL IX+/-                                              6.19      12/31/2049          32,750
          250,000  WACHOVIA BANK NA                                               5.85      02/01/2037         180,587
          150,000  WACHOVIA CAPITAL TRUST I+/-                                    5.80      03/15/2042          81,000

                   56 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
DEPOSITORY INSTITUTIONS (continued)
$         300,000  WACHOVIA CORPORATION                                           5.25%     08/01/2014  $      255,386
          400,000  WACHOVIA CORPORATION                                           5.50      08/01/2035         274,131
          500,000  WACHOVIA CORPORATION                                           5.63      10/15/2016         412,795
        1,000,000  WACHOVIA CORPORATION                                           5.75      02/01/2018         848,163
          325,000  WASHINGTON MUTUAL INCORPORATED                                 5.25      09/15/2017         193,375
          900,000  WELLS FARGO & COMPANY(L)                                       4.20      01/15/2010         905,418
        1,000,000  WELLS FARGO & COMPANY(L)                                       5.25      10/23/2012         999,430
        1,500,000  WELLS FARGO & COMPANY(L)                                       5.30      08/26/2011       1,527,921
          500,000  WELLS FARGO BANK NA(L)                                         4.75      02/09/2015         468,230
          150,000  WELLS FARGO BANK NA(L)                                         5.95      08/26/2036         134,652
           75,000  WESTERN UNION COMPANY                                          5.40      11/17/2011          75,558
           75,000  WESTERN UNION COMPANY                                          5.93      10/01/2016          73,306
           75,000  WESTERN UNION COMPANY                                          6.20      11/17/2036          66,646
                                                                                                            28,595,166
                                                                                                        --------------
EATING & DRINKING PLACES: 0.13%
          250,000  DARDEN RESTAURANTS INCORPORATED                                5.63      10/15/2012         243,332
          105,000  DARDEN RESTAURANTS INCORPORATED                                6.20      10/15/2017          97,333
           20,000  DARDEN RESTAURANTS INCORPORATED                                6.80      10/15/2037          17,464
          100,000  MCDONALD'S CORPORATION                                         5.80      10/15/2017         102,843
          150,000  MCDONALD'S CORPORATION                                         6.30      10/15/2037         149,194
          100,000  MCDONALD'S CORPORATION SERIES MTN                              4.30      03/01/2013          99,717
          100,000  MCDONALD'S CORPORATION SERIES MTN                              5.35      03/01/2018          98,974
          100,000  MCDONALD'S CORPORATION SERIES MTN                              6.30      03/01/2038          99,073
           50,000  YUM! BRANDS INCORPORATED                                       6.25      03/15/2018          48,398
           50,000  YUM! BRANDS INCORPORATED                                       6.88      11/15/2037          46,201
          120,000  YUM! BRANDS INCORPORATED                                       8.88      04/15/2011         128,953
                                                                                                             1,131,482
                                                                                                        --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.19%
          105,000  ALABAMA POWER COMPANY                                          6.13      05/15/2038         105,808
          100,000  AMEREN ENERGY GENERATING COMPANY SERIES H                      7.00      04/15/2018          97,178
          100,000  AMEREN UNION ELECTRIC                                          6.00      04/01/2018          96,374
           75,000  AMERENUE                                                       5.40      02/01/2016          70,356
          100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C          5.38      03/15/2010         101,113
          750,000  AMERICAN WATER CAPITAL CORPORATION                             6.09      10/15/2017         725,784
          100,000  APPALACHIAN POWER COMPANY                                      7.00      04/01/2038          99,769
          315,000  APPALACHIAN POWER COMPANY SERIES L                             5.80      10/01/2035         270,444
          500,000  ARIZONA PUBLIC SERVICE COMPANY                                 6.38      10/15/2011         506,315
          100,000  ATMOS ENERGY CORPORATION                                       4.95      10/15/2014          93,403
           50,000  ATMOS ENERGY CORPORATION                                       6.35      06/15/2017          49,288
          180,000  CAROLINA POWER & LIGHT COMPANY                                 5.25      12/15/2015         181,240
          450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                           5.70      03/15/2013         454,058
          150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                       6.13      11/01/2017         144,507
           50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                       6.63      11/01/2037          45,288
          100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN            6.00      05/15/2018          95,096
          250,000  COMMONWEALTH EDISON COMPANY                                    5.90      03/15/2036         223,061
           65,000  COMMONWEALTH EDISON COMPANY SERIES 100                         5.88      02/01/2033          58,108
           50,000  COMMONWEALTH EDISON COMPANY SERIES 105                         5.40      12/15/2011          50,546
          100,000  CONNECTICUT LIGHT & POWER COMPANY                              5.65      05/01/2018          99,815
          180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                        4.88      02/01/2013         180,013
          100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                        5.85      04/01/2018         100,987
          100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                        6.75      04/01/2038         103,690
          100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C            5.50      09/15/2016          99,269
           50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D               5.30      12/01/2016          48,810

                   Wells Fargo Advantage Master Portfolios 57


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
ELECTRIC, GAS & SANITARY SERVICES (ccontinued)
$          50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E               5.70%     12/01/2036  $       45,041
          100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                      5.00      12/01/2014          95,781
          200,000  CONSTELLATION ENERGY GROUP INCORPORATED                        7.00      04/01/2012         205,227
          150,000  CONSUMERS ENERGY COMPANY                                       5.65      09/15/2018         147,588
          150,000  CONSUMERS ENERGY COMPANY SERIES B                              5.38      04/15/2013         149,706
          100,000  DOMINION RESOURCES INCORPORATED                                4.75      12/15/2010         100,396
          180,000  DOMINION RESOURCES INCORPORATED                                5.70      09/17/2012         182,438
           50,000  DOMINION RESOURCES INCORPORATED SERIES A                       5.60      11/15/2016          48,987
          125,000  DOMINION RESOURCES INCORPORATED SERIES B                       5.95      06/15/2035         113,849
          350,000  DTE ENERGY COMPANY                                             6.35      06/01/2016         348,606
          150,000  DTE ENERGY COMPANY                                             7.05      06/01/2011         155,933
          125,000  DUKE CAPITAL LLC                                               5.67      08/15/2014         122,539
          100,000  DUKE CAPITAL LLC                                               8.00      10/01/2019         107,765
           75,000  DUKE ENERGY CORPORATION                                        6.45      10/15/2032          75,746
          500,000  DUKE ENERGY CORPORATION SERIES D                               7.38      03/01/2010         524,110
          120,000  DUKE ENERGY FIELD SERVICES LLC                                 7.88      08/16/2010         126,302
          100,000  EMERSON ELECTRIC COMPANY                                       4.75      10/15/2015          99,106
           55,000  ENERGY TRANSFER PARTNERS                                       6.13      02/15/2017          53,569
           30,000  ENERGY TRANSFER PARTNERS                                       6.63      10/15/2036          28,100
          250,000  ENERGY TRANSFER PARTNERS LP                                    6.00      07/01/2013         252,368
          100,000  ENERGY TRANSFER PARTNERS LP                                    6.70      07/01/2018         100,990
          100,000  ENERGY TRANSFER PARTNERS LP                                    7.50      07/01/2038         101,545
          100,000  ENTERGY ARKANSAS INCORPORATED                                  5.40      08/01/2013         100,339
          100,000  ENTERGY LOUISIANA LLC++                                        6.00      05/01/2018          96,033
          125,000  EXELON CORPORATION                                             4.90      06/15/2015         115,685
           65,000  EXELON CORPORATION                                             5.63      06/15/2035          55,862
          150,000  EXELON GENERATION COMPANY LLC                                  6.95      06/15/2011         155,787
          150,000  FIRST ENERGY CORPORATION SERIES B                              6.45      11/15/2011         154,102
          430,000  FIRST ENERGY CORPORATION SERIES C                              7.38      11/15/2031         461,322
          100,000  FLORIDA POWER & LIGHT COMPANY                                  4.80      03/01/2013         100,916
          150,000  FLORIDA POWER & LIGHT COMPANY                                  5.63      04/01/2034         142,347
          100,000  FLORIDA POWER & LIGHT COMPANY                                  5.85      05/01/2037          97,709
           50,000  FLORIDA POWER & LIGHT COMPANY                                  5.95      02/01/2038          49,531
          800,000  FPL GROUP CAPITAL INCORPORATED                                 5.63      09/01/2011         828,957
          200,000  GEORGIA POWER COMPANY                                          5.40      06/01/2018         199,025
          100,000  GEORGIA POWER COMPANY SERIES B                                 5.70      06/01/2017         102,662
          250,000  GREAT PLAIN ENERGY INCORPORATED                                6.38      03/01/2018         249,313
          100,000  ILLINOIS POWER COMPANY                                         6.13      11/15/2017          95,533
           50,000  ILLINOIS POWER COMPANY                                         6.25      04/01/2018          48,037
          100,000  JERSEY CENTRAL POWER & LIGHT COMPANY                           5.63      05/01/2016          96,150
          125,000  KEYSPAN CORPORATION                                            5.80      04/01/2035         104,851
          100,000  MAGELLAN MIDSTREAM PARTNERS LP                                 6.40      07/15/2018         100,134
          250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.30      03/15/2018         243,363
           75,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.80      10/15/2036          68,093
          180,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.88      10/01/2012         184,587
          100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.95      05/15/2037          92,657
          250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            6.13      04/01/2036         237,482
        1,000,000  NEVADA POWER COMPANY SERIES A                                  8.25      06/01/2011       1,072,334
          180,000  NISOURCE FINANCE CORPORATION                                   5.25      09/15/2017         158,725
           65,000  NISOURCE FINANCE CORPORATION                                   5.45      09/15/2020          55,503
           90,000  NISOURCE FINANCE CORPORATION                                   6.80      01/15/2019          87,533
          100,000  NORTHERN STATES POWER COMPANY MINNESOTA                        6.20      07/01/2037          99,087
          170,000  NORTHWEST PIPELINE CORPORATION++                               6.05      06/15/2018         166,779
           65,000  ONEOK INCORPORATED                                             5.20      06/15/2015          61,323
          200,000  ONEOK PARTNERS LP                                              6.15      10/01/2016         197,318
          125,000  PACIFIC GAS & ELECTRIC COMPANY                                 4.80      03/01/2014         122,556

                   58 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$         250,000  PACIFIC GAS & ELECTRIC COMPANY                                 5.80%     03/01/2037  $      232,985
          200,000  PACIFIC GAS & ELECTRIC COMPANY                                 6.05      03/01/2034         192,031
          100,000  PACIFIC GAS & ELECTRIC COMPANY                                 6.35      02/15/2038          99,757
          100,000  PACIFICORP                                                     5.65      07/15/2018          99,888
          720,000  PACIFICORP                                                     6.25      10/15/2037         699,473
          200,000  POTOMAC ELECTRIC POWER                                         6.50      11/15/2037         198,218
          500,000  PPL ENERGY SUPPLY LLC                                          6.20      05/15/2016         486,145
           50,000  PROGRESS ENERGY INCORPORATED                                   6.30      04/01/2038          50,278
          180,000  PROGRESS ENERGY INCORPORATED                                   7.10      03/01/2011         188,443
          120,000  PROGRESS ENERGY INCORPORATED                                   7.75      03/01/2031         135,017
          150,000  PSEG POWER LLC                                                 7.75      04/15/2011         158,391
           75,000  PSEG POWER LLC                                                 8.63      04/15/2031          91,001
          150,000  PUBLIC SERVICE COMPANY OF COLORADO                             7.88      10/01/2012         166,751
          100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN               5.80      05/01/2037          95,717
          100,000  PUGET SOUND ENERGY INCORPORATED                                6.27      03/15/2037          91,794
          100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                 5.00      01/15/2016          99,302
          180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                 5.35      07/15/2035         164,291
           75,000  SOUTHERN CALIFORNIA GAS COMPANY                                5.75      11/15/2035          71,548
          100,000  SOUTHERN COMPANY SERIES A                                      5.30      01/15/2012         102,868
          250,000  SOUTHERN POWER COMPANY SERIES D                                4.88      07/15/2015         238,211
          100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                   5.55      01/15/2017          94,775
          100,000  SOUTHWESTERN PUBLIC SERVICE                                    6.00      10/01/2036          92,755
           75,000  TAMPA ELECTRIC COMPANY                                         6.15      05/15/2037          67,847
          200,000  TENNESSEE VALLEY AUTHORITY<<                                   4.50      04/01/2018         197,635
          150,000  TENNESSEE VALLEY AUTHORITY<<                                   5.50      07/18/2017         159,466
           50,000  TOLEDA EDISON COMPANY                                          6.15      05/15/2037          43,294
          105,000  TRANSCONTINENTAL GAS PIPE LINE CORPORATION++                   6.05      06/15/2018         102,988
           75,000  TXU ELECTRIC DELIVERY COMPANY                                  6.38      05/01/2012          75,973
           75,000  TXU ELECTRIC DELIVERY COMPANY                                  7.00      05/01/2032          72,735
           75,000  TXU ELECTRIC DELIVERY COMPANY                                  7.25      01/15/2033          74,837
          100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                     4.75      03/01/2013          99,314
          105,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                     6.00      05/15/2037          99,266
           65,000  WASTE MANAGEMENT INCORPORATED                                  5.00      03/15/2014          60,186
          150,000  WASTE MANAGEMENT INCORPORATED                                  7.75      05/15/2032         148,053
          100,000  WISCONSIN ELECTRIC POWER COMPANY                               5.63      05/15/2033          91,965
           50,000  WISCONSIN ELECTRIC POWER COMPANY                               5.70      12/01/2036          46,256
          125,000  WISCONSIN ENERGY CORPORATION+/-                                6.25      05/15/2049         103,465
          100,000  WISCONSIN POWER & LIGHT COMPANY                                6.38      08/15/2037          99,433
          100,000  XCEL ENERGY INCORPORATED                                       7.00      12/01/2010         104,263
                                                                                                            18,984,262
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.03%
           50,000  EMERSON ELECTRIC COMPANY                                       5.25      10/15/2018          49,881
          120,000  MOTOROLA INCORPORATED                                          7.50      05/15/2025         109,198
          100,000  NISOURCE FINANCE CORPORATION                                   6.40      03/15/2018          95,505
                                                                                                               254,584
                                                                                                        --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
          100,000  QUEST DIAGNOSTICS INCORPORATED                                 5.13      11/01/2010         100,597
                                                                                                        --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT:
   0.02%
          200,000  FORTUNE BRANDS INCORPORATED                                    5.38      01/15/2016         182,517
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 0.71%
          180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                          4.38      01/15/2013         172,429
           50,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                          5.60      03/01/2017          47,379
          250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                          5.75      04/01/2036         205,010

                   Wells Fargo Advantage Master Portfolios 59


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOOD & KINDRED PRODUCTS (continued)
$         350,000  ARCHER-DANIELS-MIDLAND COMPANY                                 5.38%     09/15/2035  $      292,811
          100,000  ARCHER-DANIELS-MIDLAND COMPANY                                 5.45      03/15/2018          98,107
          100,000  BOTTLING GROUP LLC                                             4.63      11/15/2012         102,116
          180,000  COCA-COLA ENTERPRISES INCORPORATED                             4.38      09/15/2009         181,512
          100,000  COCA-COLA ENTERPRISES INCORPORATED                             5.00      08/15/2013         101,569
          180,000  COCA-COLA ENTERPRISES INCORPORATED                             6.75      09/15/2028         190,410
          200,000  COCA-COLA ENTERPRISES INCORPORATED                             8.00      09/15/2022         236,313
          120,000  COCA-COLA ENTERPRISES INCORPORATED                             8.50      02/01/2022         145,736
          150,000  CONAGRA FOODS INCORPORATED                                     6.75      09/15/2011         155,498
          120,000  CONAGRA FOODS INCORPORATED                                     8.25      09/15/2030         136,128
          150,000  DR. PEPPER SNAPPLE GROUP INCORPORATED++                        6.82      05/01/2018         152,740
          100,000  DR. PEPPER SNAPPLE GROUP INCORPORATED++                        7.45      05/01/2038         102,782
          200,000  GENERAL MILLS INCORPORATED                                     5.25      08/15/2013         201,285
          100,000  GENERAL MILLS INCORPORATED                                     5.70      02/15/2017          99,270
          225,000  GENERAL MILLS INCORPORATED                                     6.00      02/15/2012         232,594
          150,000  GRAND METROPOLITAN INVESTMENT CORPORATION                      7.45      04/15/2035         164,905
          100,000  HJ HEINZ COMPANY                                               5.35      07/15/2013         100,460
          975,000  HJ HEINZ COMPANY                                               6.63      07/15/2011       1,025,608
          350,000  KELLOGG COMPANY SERIES B                                       6.60      04/01/2011         370,071
          125,000  KRAFT FOODS INCORPORATED                                       4.13      11/12/2009         124,496
          350,000  KRAFT FOODS INCORPORATED                                       5.25      10/01/2013         346,739
          275,000  KRAFT FOODS INCORPORATED                                       5.63      11/01/2011         279,277
          250,000  KRAFT FOODS INCORPORATED                                       6.50      08/11/2017         252,853
           75,000  KRAFT FOODS INCORPORATED                                       6.50      11/01/2031          70,397
          100,000  KRAFT FOODS INCORPORATED                                       6.88      01/26/2039          97,900
           60,000  KRAFT FOODS INCORPORATED                                       7.00      08/11/2037          59,701
          100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                     7.00      03/01/2029         110,947
          250,000  SARA LEE CORPORATION                                           6.25      09/15/2011         256,063
           75,000  WM. WRIGLEY JR. COMPANY                                        4.30      07/15/2010          74,007
                                                                                                             6,187,113
                                                                                                        --------------
FOOD STORES: 0.09%
          100,000  KROGER COMPANY                                                 4.95      01/15/2015          95,201
           50,000  KROGER COMPANY                                                 6.15      01/15/2020          49,713
          350,000  KROGER COMPANY                                                 6.75      04/15/2012         367,824
           75,000  KROGER COMPANY                                                 7.50      04/01/2031          81,191
          100,000  SAFEWAY INCORPORATED                                           4.95      08/16/2010         100,345
           75,000  SAFEWAY INCORPORATED                                           7.25      02/01/2031          79,563
                                                                                                               773,837
                                                                                                        --------------
FORESTRY: 0.05%
          180,000  WEYERHAEUSER COMPANY                                           6.75      03/15/2012         184,989
          225,000  WEYERHAEUSER COMPANY                                           7.38      03/15/2032         215,562
                                                                                                               400,551
                                                                                                        --------------
FURNITURE & FIXTURES: 0.10%
           50,000  CINTAS CORPORATION #2                                          6.15      08/15/2036          45,839
          180,000  MASCO CORPORATION                                              5.88      07/15/2012         167,876
          350,000  MASCO CORPORATION                                              6.13      10/03/2016         306,613
          200,000  NEWELL RUBBERMAID INCORPORATED                                 5.50      04/15/2013         193,119
          165,000  NEWELL RUBBERMAID INCORPORATED                                 6.25      04/15/2018         149,298
                                                                                                               862,745
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 0.36%
          100,000  COSTCO WHOLESALE CORPORATION                                   5.30      03/15/2012         104,648
          200,000  COSTCO WHOLESALE CORPORATION                                   5.50      03/15/2017         203,950

                   60 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
GENERAL MERCHANDISE STORES (continued)
$         405,000  FEDERATED RETAIL HOLDINGS INCORPORATED                         5.35%     03/15/2012  $      379,146
          100,000  FEDERATED RETAIL HOLDINGS INCORPORATED                         5.90      12/01/2016          86,346
          350,000  TARGET CORPORATION                                             5.38      05/01/2017         339,573
          100,000  TARGET CORPORATION                                             6.50      10/15/2037          98,450
          150,000  TARGET CORPORATION                                             7.00      07/15/2031         155,435
          500,000  WAL-MART STORES INCORPORATED                                   4.13      02/15/2011         507,085
          180,000  WAL-MART STORES INCORPORATED                                   4.55      05/01/2013         183,375
          325,000  WAL-MART STORES INCORPORATED                                   5.25      09/01/2035         282,494
          100,000  WAL-MART STORES INCORPORATED                                   5.88      04/05/2027          97,556
          650,000  WAL-MART STORES INCORPORATED                                   6.50      08/15/2037         665,425
                                                                                                             3,103,483
                                                                                                        --------------
HEALTH SERVICES: 0.34%
          350,000  AETNA INCORPORATED                                             5.75      06/15/2011         354,968
          350,000  AMGEN INCORPORATED<<                                           5.85      06/01/2017         351,865
          350,000  ANTHEM INCORPORATED                                            6.80      08/01/2012         365,772
          180,000  CARDINAL HEALTH INCORPORATED                                   5.85      12/15/2017         173,619
          500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                           5.65      05/15/2018         501,432
          750,000  MEDCO HEALTH SOLUTIONS INCORPORATED                            7.25      08/15/2013         792,863
          225,000  MERCK & COMPANY INCORPORATED                                   4.75      03/01/2015         224,120
          100,000  QUEST DIAGNOSTICS INCORPORATED                                 6.95      07/01/2037         100,111
          100,000  SCHERING-PLOUGH CORPORATION                                    5.55      12/01/2013         101,478
                                                                                                             2,966,228
                                                                                                        --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.60%
           50,000  ALLIED CAPITAL CORPORATION                                     6.63      07/15/2011          48,314
          100,000  AMERIPRISE FINANCIAL INCORPORATED                              5.35      11/15/2010          99,395
          350,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                  6.13      11/01/2012         348,143
          500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                         4.85      01/15/2015         498,433
          100,000  BOSTON PROPERTIES LP                                           6.25      01/15/2013         100,797
           65,000  COLONIAL REALTY LP                                             5.50      10/01/2015          57,702
        1,350,000  CREDIT SUISSE USA INCORPORATED                                 6.50      01/15/2012       1,402,296
           50,000  EQUIFAX INCORPORATED                                           7.00      07/01/2037          41,609
          180,000  ERP OPERATING LP                                               5.25      09/15/2014         166,007
        1,000,000  ERP OPERATING LP<<                                             5.50      10/01/2012         959,530
           75,000  FUND AMERICAN COMPANIES INCORPORATED                           5.88      05/15/2013          70,341
          360,000  GOLDMAN SACHS GROUP INCORPORATED                               5.15      01/15/2014         344,244
          100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                    5.63      05/01/2017          82,525
          180,000  ISTAR FINANCIAL INCORPORATED                                   5.15      03/01/2012         131,400
          350,000  ISTAR FINANCIAL INCORPORATED SERIES 1                          5.88      03/15/2016         245,000
          140,000  LEHMAN BROTHERS HOLDINGS                                       7.50      05/11/2038         123,982
          150,000  LIBERTY PROPERTY LP                                            6.63      10/01/2017         140,009
          100,000  MACK-CALI REALTY LP                                            7.75      02/15/2011         104,363
          100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                        6.88      10/15/2017          95,353
          100,000  SIMON PROPERTY GROUP INCORPORATED                              5.30      05/30/2013          96,063
          100,000  SIMON PROPERTY GROUP INCORPORATED                              6.13      05/30/2018          93,813
                                                                                                             5,249,319
                                                                                                        --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.04%
           75,000  MARRIOTT INTERNATIONAL                                         5.81      11/10/2015          67,200
          100,000  MARRIOTT INTERNATIONAL SERIES J                                5.63      02/15/2013          94,571
          100,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED               6.25      02/15/2013          94,721
           50,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED               7.38      11/15/2015          47,615
           50,000  WYNDHAM WORLDWIDE CORPORATION                                  6.00      12/01/2016          43,064
                                                                                                               347,171
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 61


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.41%
$         250,000  CATERPILLAR INCORPORATED                                       6.05%     08/15/2036  $      248,655
           75,000  COMPUTER SCIENCES CORPORATION                                  7.38      06/15/2011          79,479
          500,000  DEERE & COMPANY                                                7.85      05/15/2010         533,022
          100,000  DELL INCORPORATED++                                            6.50      04/15/2038          95,334
          200,000  DELL INCORPORATED                                              7.10      04/15/2028         205,986
          100,000  DOVER CORPORATION                                              5.45      03/15/2018          99,924
           60,000  DOVER CORPORATION                                              6.60      03/15/2038          62,896
          180,000  HEWLETT-PACKARD COMPANY                                        6.50      07/01/2012         193,532
          200,000  IBM CORPORATION                                                4.75      11/29/2012         205,231
          500,000  IBM CORPORATION                                                5.70      09/14/2017         509,882
          250,000  IBM CORPORATION                                                5.88      11/29/2032         246,951
          100,000  LOCKHEED MARTIN CORPORATION                                    4.12      03/14/2013          98,242
          100,000  ORACLE CORPORATION                                             5.00      01/15/2011         102,484
          350,000  ORACLE CORPORATION                                             5.25      01/15/2016         348,754
          135,000  PARKER HANNIFIN CORPORATION SERIES MTN                         5.50      05/15/2018         135,955
           60,000  PARKER HANNIFIN CORPORATION SERIES MTN                         6.25      05/15/2038          61,221
          250,000  PITNEY BOWES INCORPORATED SERIES MTN                           4.75      01/15/2016         238,640
          100,000  PITNEY BOWES INCORPORATED SERIES MTN                           5.75      09/15/2017          98,959
                                                                                                             3,565,147
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.12%
          500,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                 5.38      04/30/2013         499,383
           75,000  AON CORPORATION                                                8.21      01/01/2027          70,073
          100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                 4.63      07/15/2013          95,604
           75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                 5.95      10/15/2036          65,617
          200,000  MARSH & MCLENNAN COMPANIES INCORPORATED                        5.15      09/15/2010         200,055
           75,000  WILLIS NORTH AMERICA INCORPORATED                              5.63      07/15/2015          68,219
                                                                                                               998,951
                                                                                                        --------------
INSURANCE CARRIERS: 0.98%
           75,000  ACE INA HOLDINGS INCORPORATED                                  5.88      06/15/2014          75,555
           75,000  AEGON FUNDING CORPORATION                                      5.75      12/15/2020          66,347
          150,000  AETNA INCORPORATED                                             6.63      06/15/2036         141,150
          330,000  ALLSTATE CORPORATION                                           5.55      05/09/2035         277,938
          500,000  AMERICAN INTERNATIONAL GROUP+++/-                              8.18      05/15/2049         386,191
          250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                    5.05      10/01/2015         210,290
          250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                      6.25      05/01/2036         189,842
           50,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                      6.25      03/15/2037          33,175
          250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED++                    8.25      08/15/2018         246,455
          600,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN           5.85      01/16/2018         505,199
           75,000  ASSURANT INCORPORATED                                          6.75      02/15/2034          61,944
          275,000  BERKSHIRE HATHAWAY FINANCE CORPORATION++                       5.00      08/15/2013         278,302
          150,000  CHUBB CORPORATION                                              5.75      05/15/2018         143,922
           80,000  CHUBB CORPORATION                                              6.00      05/11/2037          70,866
          350,000  CHUBB CORPORATION+/-                                           6.38      03/29/2049         309,805
          100,000  CHUBB CORPORATION SERIES 1                                     6.50      05/15/2038          94,720
           50,000  CIGNA CORPORATION                                              6.15      11/15/2036          43,575
           75,000  CINCINNATI FINANCIAL CORPORATION                               6.92      05/15/2028          70,497
           65,000  CNA FINANCIAL CORPORATION                                      5.85      12/15/2014          62,555
           50,000  CNA FINANCIAL CORPORATION                                      6.00      08/15/2011          50,696
           50,000  CNA FINANCIAL CORPORATION                                      6.50      08/15/2016          48,091
          180,000  GE GLOBAL INSURANCE HOLDINGS                                   7.00      02/15/2026         174,298
          100,000  GENWORTH FINANCIAL INCORPORATED                                4.95      10/01/2015          86,456
          350,000  GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                      5.75      05/15/2013         333,105
          250,000  JEFFERSON-PILOT CORPORATION                                    4.75      01/30/2014         237,522
          100,000  LOEWS CORPORATION                                              5.25      03/15/2016          95,944

                   62 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
INSURANCE CARRIERS (continued)
$          65,000  MBIA INCORPORATED                                              5.70%     12/01/2034  $       35,173
          250,000  METLIFE INCORPORATED                                           5.00      11/24/2013         243,653
          100,000  METLIFE INCORPORATED                                           6.13      12/01/2011         102,248
          280,000  METLIFE INCORPORATED                                           6.38      06/15/2034         265,461
           75,000  NATIONWIDE FINANCIAL SERVICES                                  5.90      07/01/2012          75,469
           75,000  PROGRESSIVE CORPORATION                                        6.25      12/01/2032          66,777
          100,000  PROTECTIVE LIFE SECURED TRUST                                  4.85      08/16/2010         100,738
          105,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                   5.10      12/14/2011         105,194
           65,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                   6.63      12/01/2037          61,056
          500,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                  5.75      07/15/2033         437,928
          180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                  5.40      06/13/2035         141,398
           75,000  SAFECO CORPORATION                                             4.88      02/01/2010          74,134
          180,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                      5.50      12/01/2015         179,124
          100,000  THE TRAVELERS COMPANIES INCORPORATED                           5.38      06/15/2012         101,581
          150,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                5.75      12/15/2017         144,019
           65,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                6.25      06/15/2037          60,348
           75,000  TRANSATLANTIC HOLDINGS INCORPORATED                            5.75      12/14/2015          71,510
          250,000  TRAVELERS COS INCORPORATED+/-                                  6.25      03/15/2037         212,911
          125,000  UNITEDHEALTH GROUP INCORPORATED                                4.88      03/15/2015         115,418
          250,000  UNITEDHEALTH GROUP INCORPORATED                                5.25      03/15/2011         249,169
          250,000  UNITEDHEALTH GROUP INCORPORATED                                5.80      03/15/2036         202,755
          100,000  UNITEDHEALTH GROUP INCORPORATED                                6.00      11/15/2017          95,635
          150,000  UNITEDHEALTH GROUP INCORPORATED                                6.63      11/15/2037         133,392
          100,000  UNITRIN INCORPORATED                                           6.00      05/15/2017          83,949
          100,000  WELLPOINT INCORPORATED                                         5.00      01/15/2011          99,559
          100,000  WELLPOINT INCORPORATED                                         5.25      01/15/2016          93,557
           75,000  WELLPOINT INCORPORATED                                         5.85      01/15/2036          63,587
          500,000  WELLPOINT INCORPORATED                                         5.88      06/15/2017         482,192
          100,000  WR BERKLEY CORPORATION                                         6.25      02/15/2037          81,287
                                                                                                             8,473,662
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.12%
           60,000  AGILENT TECHNOLOGIES INCORPORATED                              6.50      11/01/2017          58,941
           50,000  BAXTER INTERNATIONAL INCORPORATED                              5.90      09/01/2016          51,736
          350,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                   6.13      07/01/2015         349,011
          125,000  MEDTRONIC INCORPORATED SERIES B                                4.38      09/15/2010         126,844
          225,000  RAYTHEON COMPANY                                               4.85      01/15/2011         227,047
          100,000  ROPER INDUSTRIES INCORPORATED                                  6.63      08/15/2013         101,905
          150,000  XEROX CORPORATION                                              6.35      05/15/2018         145,100
                                                                                                             1,060,584
                                                                                                        --------------
METAL MINING: 0.14%
        1,000,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                    8.38      04/01/2017       1,060,000
          150,000  SOUTHERN COPPER CORPORATION                                    7.50      07/27/2035         144,332
                                                                                                             1,204,332
                                                                                                        --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.02%
          100,000  VULCAN MATERIALS COMPANY                                       5.60      11/30/2012          97,537
           50,000  VULCAN MATERIALS COMPANY                                       7.15      11/30/2037          45,112
                                                                                                               142,649
                                                                                                        --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
           75,000  3M COMPANY SERIES MTN                                          5.70      03/15/2037          76,927
          360,000  GENERAL ELECTRIC COMPANY                                       5.00      02/01/2013         364,061
          200,000  TYCO INTERNATIONAL GROUP SA                                    6.38      10/15/2011         200,557
                                                                                                               641,545
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 63


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
MISCELLANEOUS RETAIL: 0.11%
$          65,000  CVS CAREMARK CORPORATION                                       4.00%     09/15/2009  $       64,542
          200,000  CVS CAREMARK CORPORATION                                       5.75      06/01/2017         195,819
          250,000  CVS CAREMARK CORPORATION                                       6.13      08/15/2016         249,725
           65,000  CVS CAREMARK CORPORATION                                       6.25      06/01/2027          61,763
          180,000  FEDERATED DEPARTMENT STORES INCORPORATED                       6.90      04/01/2029         151,602
          250,000  WALGREEN COMPANY                                               4.88      08/01/2013         252,315
                                                                                                               975,766
                                                                                                        --------------
MOTION PICTURES: 0.13%
          180,000  NEWS AMERICA INCORPORATED                                      5.30      12/15/2014         177,862
          450,000  NEWS AMERICA INCORPORATED                                      6.40      12/15/2035         416,396
          180,000  WALT DISNEY COMPANY                                            6.38      03/01/2012         192,633
           75,000  WALT DISNEY COMPANY                                            7.00      03/01/2032          85,207
          250,000  WALT DISNEY COMPANY SERIES MTN                                 5.63      09/15/2016         256,741
                                                                                                             1,128,839
                                                                                                        --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
          100,000  UNITED PARCEL SERVICE INCORPORATED                             4.50      01/15/2013         101,141
          100,000  UNITED PARCEL SERVICE INCORPORATED                             5.50      01/15/2018         102,493
           70,000  UNITED PARCEL SERVICE INCORPORATED                             6.20      01/15/2038          70,466
                                                                                                               274,100
                                                                                                        --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
           75,000  GOODRICH CORPORATION                                           7.63      12/15/2012          82,282
                                                                                                        --------------
NETWORKING PRODUCTS: 0.05%
          180,000  CISCO SYSTEMS INCORPORATED                                     5.25      02/22/2011         185,923
          275,000  CISCO SYSTEMS INCORPORATED<<                                   5.50      02/22/2016         279,420
                                                                                                               465,343
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.03%
          100,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                 4.25      02/26/2010         100,683
          200,000  AMERICAN EXPRESS+/-                                            6.80      09/01/2049         173,616
          250,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                          5.55      10/17/2012         242,127
          500,000  AMERICAN EXPRESS CENTURION BANK SERIES BKN1                    6.00      09/13/2017         459,348
          500,000  AMERICAN EXPRESS COMPANY<<                                     7.00      03/19/2018         491,032
          100,000  AMERICAN EXPRESS CREDIT CORPORATION                            5.30      12/02/2015          91,907
          180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                4.88      05/15/2010         167,901
        1,000,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH               5.38      10/01/2012         867,659
          180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI               5.40      12/01/2015         132,411
          300,000  BOEING CAPITAL CORPORATION                                     6.10      03/01/2011         314,863
          100,000  BRANCH BANKING & TRUST SERIES BKNT                             5.63      09/15/2016          90,951
          200,000  CAPITAL ONE CAPITAL III                                        7.69      08/15/2036         143,930
           50,000  CAPITAL ONE CAPITAL IV+/-                                      6.75      02/17/2037          34,478
          115,000  CAPITAL ONE FINANCIAL COMPANY SERIES MTN                       5.70      09/15/2011         107,951
          300,000  CAPITAL ONE FINANCIAL CORPORATION                              4.80      02/21/2012         268,794
          180,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                     4.30      06/01/2010         182,077
          275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN          5.50      03/15/2016         277,209
           65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES
                      MTNF                                                        4.75      02/17/2015          62,620
           90,000  CIT GROUP INCORPORATED                                         5.40      02/13/2012          68,137
          500,000  CIT GROUP INCORPORATED+/-                                      6.10      03/15/2049         194,873
          275,000  CITIGROUP INCORPORATED                                         6.00      10/31/2033         223,328
          125,000  CREDIT SUISSE NEW YORK                                         6.00      02/15/2018         119,932
        1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                         4.80      05/01/2013         988,806
          525,000  GENERAL ELECTRIC CAPITAL CORPORATION                           5.00      11/15/2011         536,211

                   64 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$         500,000  GENERAL ELECTRIC CAPITAL CORPORATION                           5.88%     01/14/2038  $      450,218
          300,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN               6.15      08/07/2037         284,501
          500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                5.00      01/08/2016         489,150
        1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                5.63      09/15/2017       1,466,096
          450,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA               4.13      09/01/2009         453,992
        1,200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA               4.38      03/03/2012       1,189,674
          400,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<             6.75      03/15/2032         404,236
          200,000  HSBC FINANCE CAPITAL TRUST IX+/-                               5.91      11/30/2035         159,294
        1,000,000  HSBC FINANCE CORPORATION                                       4.13      11/16/2009         997,084
          300,000  HSBC FINANCE CORPORATION                                       4.63      09/15/2010         299,241
          325,000  HSBC FINANCE CORPORATION                                       5.00      06/30/2015         309,820
          450,000  HSBC FINANCE CORPORATION                                       5.25      01/14/2011         450,465
          800,000  HSBC FINANCE CORPORATION                                       6.38      11/27/2012         817,872
        1,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC                            5.05      10/22/2012       1,029,218
          250,000  JOHN DEERE CAPITAL CORPORATION                                 7.00      03/15/2012         269,746
          100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                      5.50      04/13/2017          98,866
          500,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                       6.00      10/01/2017         483,998
          180,000  JPMORGAN CHASE CAPITAL XV                                      5.88      03/15/2035         139,469
          150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                           6.45      02/02/2037         122,386
          150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                      CORPORATION<<                                               5.50      07/01/2013         153,349
          180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                      CORPORATION SERIES MTNC                                     7.25      03/01/2012         192,282
          150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                      CORPORATION SERIES MTNC                                     8.00      03/01/2032         170,620
           65,000  SLM CORPORATION SERIES MTN                                     5.63      08/01/2033          48,222
          300,000  SLM CORPORATION SERIES MTNA                                    5.00      10/01/2013         245,420
          180,000  TEXTRON FINANCIAL CORPORATION                                  4.60      05/03/2010         179,363
          175,000  TOYOTA MOTOR CREDIT CORPORATION                                4.25      03/15/2010         178,274
          100,000  UNILEVER CAPITAL CORPORATION                                   5.90      11/15/2032          96,765
          100,000  UNILEVER CAPITAL CORPORATION                                   7.13      11/01/2010         107,397
                                                                                                            17,627,862
                                                                                                        --------------
OFFICE EQUIPMENT: 0.04%
           70,000  XEROX CORPORATION                                              5.50      05/15/2012          69,528
          250,000  XEROX CORPORATION                                              6.75      02/01/2017         252,788
                                                                                                               322,316
                                                                                                        --------------
OIL & GAS EXTRACTION: 0.66%
          100,000  ANADARKO PETROLEUM CORPORATION                                 5.95      09/15/2016          97,450
          100,000  ANADARKO PETROLEUM CORPORATION                                 6.45      09/15/2036          91,911
          100,000  APACHE CORPORATION                                             5.25      04/15/2013         102,045
           30,000  APACHE CORPORATION                                             5.63      01/15/2017          30,367
          100,000  APACHE CORPORATION                                             6.00      01/15/2037          95,668
          100,000  APACHE CORPORATION                                             6.25      04/15/2012         105,962
          150,000  BJ SERVICES COMPANY                                            6.00      06/01/2018         152,636
           65,000  CANADIAN NATURAL RESOURCES LIMITED                             5.85      02/01/2035          57,123
          300,000  CONOCOPHILLIPS COMPANY                                         6.95      04/15/2029         328,172
          750,000  CONOCOPHILLIPS COMPANY                                         8.75      05/25/2010         814,675
        1,180,000  DEVON FINANCING CORPORATION ULC                                6.88      09/30/2011       1,253,574
          120,000  DEVON FINANCING CORPORATION ULC                                7.88      09/30/2031         138,462
          500,000  EL PASO ENERGY CORPORATION++                                   5.90      04/01/2017         473,759
          150,000  EL PASO NATURAL GAS COMPANY                                    5.95      04/15/2017         142,582
          150,000  HALLIBURTON COMPANY                                            5.50      10/15/2010         155,550
          180,000  HESS CORPORATION                                               7.88      10/01/2029         202,143
          120,000  NEXEN INCORPORATED                                             7.88      03/15/2032         129,001
          180,000  OCCIDENTAL PETROLEUM CORPORATION                               6.75      01/15/2012         193,113
          150,000  PANHANDLE EAST PIPE LINE                                       6.20      11/01/2017         140,870

                   Wells Fargo Advantage Master Portfolios 65


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
OIL & GAS EXTRACTION (continued)
$         250,000  PC FINANCIAL PARTNERSHIP                                       5.00%     11/15/2014  $      234,562
           50,000  PRAXAIR INCORPORATED                                           5.20      03/15/2017          48,802
           65,000  TALISMAN ENERGY INCORPORATED                                   5.13      05/15/2015          61,232
          125,000  XTO ENERGY INCORPORATED                                        4.90      02/01/2014         119,135
          125,000  XTO ENERGY INCORPORATED                                        6.10      04/01/2036         110,916
          500,000  XTO ENERGY INCORPORATED                                        6.75      08/01/2037         471,596
                                                                                                             5,751,306
                                                                                                        --------------
PAPER & ALLIED PRODUCTS: 0.17%
          125,000  INTERNATIONAL PAPER COMPANY                                    4.00      04/01/2010         121,452
          180,000  INTERNATIONAL PAPER COMPANY                                    5.30      04/01/2015         158,598
          500,000  INTERNATIONAL PAPER COMPANY                                    7.95      06/15/2018         508,020
          300,000  KIMBERLY-CLARK CORPORATION                                     5.00      08/15/2013         308,723
          200,000  KIMBERLY-CLARK CORPORATION                                     6.63      08/01/2037         210,791
          200,000  PACTIV CORPORATION                                             6.40      01/15/2018         197,161
                                                                                                             1,504,745
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
          150,000  CONOCOPHILLIPS                                                 4.40      05/15/2013         148,611
          100,000  CONOCOPHILLIPS                                                 5.90      05/15/2038          98,610
          125,000  ENTERPRISE PRODUCTS OPERATING LP                               4.95      06/01/2010         124,844
           65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                      5.60      10/15/2014          63,818
          120,000  HESS CORPORATION                                               7.30      08/15/2031         126,626
          150,000  MARATHON OIL CORPORATION                                       6.00      07/01/2012         152,835
          125,000  MARATHON OIL CORPORATION                                       6.00      10/01/2017         123,618
           50,000  MARATHON OIL CORPORATION                                       6.60      10/01/2037          46,534
          100,000  SEMPRA ENERGY                                                  6.00      02/01/2013         103,102
          100,000  SUNOCO INCORPORATED                                            5.75      01/15/2017          92,834
          500,000  VALERO ENERGY CORPORATION                                      6.13      06/15/2017         473,863
          100,000  VALERO ENERGY CORPORATION                                      7.50      04/15/2032          96,564
                                                                                                             1,651,859
                                                                                                        --------------
PHARMACEUTICALS: 0.03%
          300,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                           6.38      05/15/2038         300,162
                                                                                                        --------------
PIPELINES: 0.27%
          100,000  BOARDWALK PIPELINES LP                                         5.88      11/15/2016          97,114
          100,000  BUCKEYE PARTNERS LP                                            6.05      01/15/2018          98,173
           75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B              7.88      04/01/2013          79,712
           65,000  ENBRIDGE ENERGY PARTNERS LP                                    5.88      12/15/2016          62,890
           75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                      6.88      03/01/2033          72,046
          100,000  EQUITABLE RESOURCES INCORPORATED                               6.50      04/01/2018         101,315
          100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                       5.88      06/01/2013          97,473
          100,000  KINDER MORGAN ENERGY PARTNERS LP                               5.00      12/15/2013          97,244
          500,000  KINDER MORGAN ENERGY PARTNERS LP                               5.13      11/15/2014         479,341
          100,000  KINDER MORGAN ENERGY PARTNERS LP                               5.80      03/15/2035          85,193
           50,000  PLAINS ALL AMERICAN PIPELINE LP                                6.13      01/15/2017          48,769
          150,000  PLAINS ALL AMERICAN PIPELINE LP++                              6.50      05/01/2018         147,559
          200,000  PLAINS ALL AMERICAN PIPELINE LP                                6.65      01/15/2037         180,764
          250,000  TEPPCO PARTNERS LP                                             5.90      04/15/2013         250,276
          250,000  TEPPCO PARTNERS LP                                             6.65      04/15/2018         251,556
          100,000  TEPPCO PARTNERS LP                                             7.55      04/15/2038         100,457
           75,000  TEXAS EASTERN TRANSMISSION LP                                  7.00      07/15/2032          71,895
                                                                                                             2,321,777
                                                                                                        --------------

                   66 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

     PRINCIPAL                         SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
PRIMARY METAL INDUSTRIES: 0.15%
$          25,000  ALCOA INCORPORATED                                              5.55%    02/01/2017  $       23,158
          300,000  ALCOA INCORPORATED                                              5.90     02/01/2027         255,393
           25,000  ALCOA INCORPORATED                                              5.95     02/01/2037          21,187
          200,000  ALCOA INCORPORATED                                              6.00     07/15/2013         200,233
          250,000  ALCOA INCORPORATED                                              6.50     06/01/2011         258,688
           50,000  ALCOA INCORPORATED                                              6.75     07/15/2018          49,781
           75,000  ALCOA INCORPORATED                                              6.75     01/15/2028          70,602
           50,000  COMMERCIAL METALS COMPANY                                       6.50     07/15/2017          48,492
          100,000  NUCOR CORPORATION                                               5.00     06/01/2013         101,382
          150,000  NUCOR CORPORATION                                               5.85     06/01/2018         151,314
           50,000  NUCOR CORPORATION                                               6.40     12/01/2037          49,343
          100,000  US STEEL CORPORATION                                            6.05     06/01/2017          91,952
                                                                                                             1,321,525
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.06%
          100,000  NEWS AMERICA INCORPORATED                                       6.65     11/15/2037          96,404
           75,000  RR DONNELLEY & SONS COMPANY                                     4.95     05/15/2010          74,466
           65,000  RR DONNELLEY & SONS COMPANY                                     5.50     05/15/2015          59,853
           20,000  RR DONNELLEY & SONS COMPANY                                     5.63     01/15/2012          19,724
           50,000  RR DONNELLEY & SONS COMPANY                                     6.13     01/15/2017          45,896
          250,000  VIACOM CORPORATION                                              7.70     07/30/2010         258,691
                                                                                                               555,034
                                                                                                        --------------
RAILROAD TRANSPORTATION: 0.29%
          500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                        4.88     01/15/2015         485,384
           60,000  BURLINGTON NORTHERN SANTA FE CORPORATION                        5.65     05/01/2017          59,229
           50,000  BURLINGTON NORTHERN SANTA FE CORPORATION                        6.15     05/01/2037          47,485
          100,000  CSX CORPORATION                                                 5.60     05/01/2017          90,651
          100,000  CSX CORPORATION                                                 6.00     10/01/2036          81,338
           70,000  CSX CORPORATION                                                 6.15     05/01/2037          57,380
          250,000  CSX CORPORATION                                                 6.25     04/01/2015         244,957
          300,000  CSX CORPORATION                                                 6.30     03/15/2012         301,700
          200,000  CSX CORPORATION                                                 7.45     04/01/2038         192,608
          275,000  NORFOLK SOUTHERN CORPORATION                                    5.59     05/17/2025         249,252
          100,000  NORFOLK SOUTHERN CORPORATION                                    5.75     04/01/2018          99,210
          360,000  UNION PACIFIC CORPORATION                                       4.88     01/15/2015         341,394
          200,000  UNION PACIFIC CORPORATION                                       5.75     11/15/2017         194,970
           40,000  UNION PACIFIC CORPORATION                                       6.15     05/01/2037          36,641
                                                                                                             2,482,199
                                                                                                        --------------
REAL ESTATE: 0.02%
          200,000  DUKE REALTY LP                                                  6.25     05/15/2013         197,226
                                                                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.27%
          100,000  CAMDEN PROPERTY TRUST                                           5.70     05/15/2017          90,067
          200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                     6.00     01/30/2017         168,918
           75,000  HEALTHCARE REALTY TRUST INCORPORATED                            8.13     05/01/2011          77,778
           75,000  HOSPITALITY PROPERTIES TRUST                                    5.63     03/15/2017          58,145
          325,000  INTERNATIONAL LEASE FINANCE CORPORATION                         5.00     04/15/2010         310,467
          100,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN              5.40     02/15/2012          88,777
          250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN              5.55     09/05/2012         217,458
          125,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN              5.75     06/15/2011         114,275
           75,000  LIBERTY PROPERTY LP                                             5.50     12/15/2016          65,046
          100,000  PROLOGIS                                                        5.25     11/15/2010         100,043
          300,000  PROLOGIS TRUST                                                  5.63     11/15/2016         264,040

                   Wells Fargo Advantage Master Portfolios 67


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                           SECURITY NAME                     INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$         100,000  PROLOGIS TRUST<<                                                6.63%    05/15/2018  $       92,121
          100,000  REALTY INCOME CORPORATION                                       5.95     09/15/2016          90,213
          100,000  REGENCY CENTERS LP                                              5.88     06/15/2017          91,159
           50,000  SIMON PROPERTY GROUP LP                                         5.00     03/01/2012          48,319
           50,000  SIMON PROPERTY GROUP LP<<                                       5.25     12/01/2016          44,903
          300,000  SIMON PROPERTY GROUP LP                                         5.75     05/01/2012         296,738
          125,000  SIMON PROPERTY GROUP LP                                         5.75     12/01/2015         123,245
                                                                                                             2,341,712
                                                                                                        --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
          100,000  COOPER US INCORPORATED                                          6.10     07/01/2017         101,970
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.18%
          180,000  BEAR STEARNS COMPANIES INCORPORATED                             5.30     10/30/2015         168,803
          600,000  BEAR STEARNS COMPANIES INCORPORATED                             5.50     08/15/2011         598,172
           25,000  BEAR STEARNS COMPANIES INCORPORATED<<                           5.55     01/22/2017          23,328
          120,000  BEAR STEARNS COMPANIES INCORPORATED                             6.40     10/02/2017         117,964
          500,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                  6.95     08/10/2012         519,341
          225,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                 4.55     06/23/2010         225,741
          750,000  CITIGROUP CAPITAL XXI+/-                                        8.30     12/21/2049         677,007
          500,000  CREDIT SUISSE USA INCORPORATED                                  5.50     08/15/2013         497,793
          250,000  CREDIT SUISSE USA INCORPORATED                                  7.13     07/15/2032         264,118
           50,000  EATON VANCE CORPORATION                                         6.50     10/02/2017          49,034
          200,000  GOLDMAN SACHS CAPITAL II+/-                                     5.79     12/31/2049         123,958
          700,000  GOLDMAN SACHS GROUP INCORPORATED                                4.75     07/15/2013         672,585
          275,000  GOLDMAN SACHS GROUP INCORPORATED                                5.35     01/15/2016         255,917
          100,000  GOLDMAN SACHS GROUP INCORPORATED                                5.45     11/01/2012          99,580
          500,000  GOLDMAN SACHS GROUP INCORPORATED                                5.75     10/01/2016         474,784
           70,000  GOLDMAN SACHS GROUP INCORPORATED                                5.95     01/15/2027          58,962
          100,000  GOLDMAN SACHS GROUP INCORPORATED<<                              6.15     04/01/2018          95,657
        1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                6.25     09/01/2017       1,209,946
          450,000  GOLDMAN SACHS GROUP INCORPORATED                                6.35     02/15/2034         373,957
          725,000  GOLDMAN SACHS GROUP INCORPORATED                                6.60     01/15/2012         750,253
          325,000  GOLDMAN SACHS GROUP INCORPORATED                                6.75     10/01/2037         285,952
        1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                6.88     01/15/2011       1,037,678
          150,000  JEFFERIES GROUP INCORPORATED                                    6.45     06/08/2027         115,400
           50,000  LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES
                      MTN+/-                                                       5.86     12/31/2049          26,125
          200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                           5.50     04/04/2016         176,035
          500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                           6.50     07/19/2017         442,606
        1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                           6.75     12/28/2017         896,856
          500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                6.00     07/19/2012         472,482
           95,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                6.20     09/26/2014          88,990
          125,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                6.88     05/02/2018         116,378
           35,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                7.00     09/27/2027          31,209
          200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG               4.80     03/13/2014         173,330
          450,000  MERRILL LYNCH & COMPANY INCORPORATED                            5.45     07/15/2014         407,174
          500,000  MERRILL LYNCH & COMPANY INCORPORATED                            5.70     05/02/2017         423,222
        1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.05     08/15/2012         958,575
          250,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.05     05/16/2016         226,464
          300,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.11     01/29/2037         225,106
          100,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.22     09/15/2026          79,455
          500,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.40     08/28/2017         453,563
          500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                 5.77     07/25/2011         491,315
          190,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN<<               6.88     04/25/2018         174,992
          525,000  MORGAN STANLEY                                                  5.38     10/15/2015         471,148
          500,000  MORGAN STANLEY                                                  6.60     04/01/2012         502,446

                   68 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$         120,000  MORGAN STANLEY                                                  7.25%    04/01/2032  $      113,044
          500,000  MORGAN STANLEY SERIES EMTN                                      5.45     01/09/2017         435,535
        1,500,000  MORGAN STANLEY SERIES MTN<<                                     5.25     11/02/2012       1,445,291
          500,000  MORGAN STANLEY SERIES MTN                                       5.55     04/27/2017         438,932
        1,000,000  MORGAN STANLEY SERIES MTN                                       6.63     04/01/2018         929,123
                                                                                                            18,895,326
                                                                                                        --------------
TOBACCO PRODUCTS: 0.08%
          125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                        4.88     05/16/2013         123,829
          150,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                        5.65     05/16/2018         147,571
          100,000  PHILIP MORRIS INTERNATIONAL INCORPORATED<<                      6.38     05/16/2038          98,352
          200,000  REYNOLDS AMERICAN INCORPORATED                                  7.25     06/15/2037         197,117
          100,000  UST INCORPORATED                                                5.75     03/01/2018          98,494
                                                                                                               665,363
                                                                                                        --------------
TRANSPORTATION BY AIR: 0.07%
           75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                      5.98     04/19/2022          61,313
          107,518  DELTA AIR LINES INCORPORATED                                    6.82     08/10/2022          87,853
          120,000  LOCKHEED MARTIN CORPORATION                                     8.50     12/01/2029         144,733
          200,000  NORTHWEST AIRLINES INCORPORATED                                 7.03     11/01/2019         158,000
          120,000  RAYTHEON COMPANY                                                7.20     08/15/2027         131,861
                                                                                                               583,760
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 0.47%
          180,000  BOEING COMPANY                                                  6.13     02/15/2033         181,245
          100,000  DAIMLER FINANCE NA LLC                                          5.88     03/15/2011         100,705
          330,000  DAIMLER FINANCE NA LLC                                          6.50     11/15/2013         327,846
          200,000  DAIMLER FINANCE NA LLC                                          7.30     01/15/2012         209,143
          500,000  DAIMLER FINANCE NA LLC                                          8.00     06/15/2010         525,538
          225,000  DAIMLER FINANCE NA LLC                                          8.50     01/18/2031         231,364
          100,000  HONEYWELL INTERNATIONAL INCORPORATED                            4.25     03/01/2013          99,314
          100,000  HONEYWELL INTERNATIONAL INCORPORATED                            5.30     03/01/2018          99,191
          250,000  HONEYWELL INTERNATIONAL INCORPORATED                            5.70     03/15/2037         232,734
          150,000  HONEYWELL INTERNATIONAL INCORPORATED<<                          7.50     03/01/2010         159,207
          150,000  JOHNSON CONTROLS INCORPORATED                                   5.25     01/15/2011         151,991
          350,000  LOCKHEED MARTIN CORPORATION SERIES B                            6.15     09/01/2036         345,398
          520,000  NORTHROP GRUMMAN CORPORATION                                    7.75     02/15/2031         604,279
          180,000  UNITED TECHNOLOGIES CORPORATION                                 4.38     05/01/2010         184,084
          100,000  UNITED TECHNOLOGIES CORPORATION                                 4.88     05/01/2015         100,414
          430,000  UNITED TECHNOLOGIES CORPORATION                                 7.50     09/15/2029         494,072
                                                                                                             4,046,525
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
          300,000  MCKESSON HBOC INCORPORATED                                      5.25     03/01/2013         297,401
                                                                                                        --------------
WHOLESALE TRADE-DURABLE GOODS: 0.04%
          180,000  JOHNSON & JOHNSON                                               4.95     05/15/2033         164,433
           25,000  MARTIN MARIETTA MATERIALS INCORPORATED                          6.25     05/01/2037          20,510
          125,000  MARTIN MARIETTA MATERIALS INCORPORATED                          6.60     04/15/2018         122,363
                                                                                                               307,306
                                                                                                        --------------
TOTAL CORPORATE BONDS & NOTES (COST $189,190,264)                                                          182,360,772
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 69


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS@: 2.83%
$         150,000  ALBERTA ENERGY COMPANY LIMITED                                  8.13%    09/15/2030  $      170,501
          180,000  ALCAN INCORPORATED                                              5.00     06/01/2015         167,517
          100,000  ALCAN INCORPORATED                                              6.13     12/15/2033          89,791
          100,000  AMERICA MOVIL SAB DE CV                                         5.63     11/15/2017          96,930
          100,000  AMERICA MOVIL SAB DE CV                                         6.13     11/15/2037          91,130
          100,000  AMVESCAP PLC                                                    5.63     04/17/2012          96,558
           75,000  ANADARKO FINANCE COMPANY SERIES B                               6.75     05/01/2011          77,643
          325,000  ANADARKO FINANCE COMPANY SERIES B                               7.50     05/01/2031         337,997
          750,000  ARCELORMITTAL++                                                 5.38     06/01/2013         735,602
           75,000  ASTRAZENECA PLC                                                 5.40     06/01/2014          77,100
          500,000  ASTRAZENECA PLC                                                 5.90     09/15/2017         519,337
          350,000  ASTRAZENECA PLC                                                 6.45     09/15/2037         358,933
          150,000  AXA SA                                                          8.60     12/15/2030         142,612
           65,000  AXIS CAPITAL HOLDINGS LIMITED                                   5.75     12/01/2014          59,695
          300,000  BARCLAYS BANK PLC                                               5.45     09/12/2012         299,749
          250,000  BHP BILLITON FINANCE LIMITED                                    5.00     12/15/2010         253,827
          150,000  BHP BILLITON FINANCE LIMITED                                    5.25     12/15/2015         144,953
          200,000  BHP BILLITON FINANCE LIMITED                                    5.40     03/29/2017         191,280
          300,000  BRITISH TELECOMMUNICATIONS PLC                                  9.13     12/15/2030         353,507
          125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                        5.80     04/25/2017         109,881
          100,000  BURLINGTON RESOURCES FINANCE COMPANY                            6.50     12/01/2011         107,012
          500,000  BURLINGTON RESOURCES FINANCE COMPANY                            7.20     08/15/2031         549,671
          350,000  CANADIAN NATIONAL RAILWAY COMPANY                               6.38     11/15/2037         362,132
           65,000  CANADIAN NATURAL RESOURCES LIMITED                              4.90     12/01/2014          61,758
          150,000  CANADIAN NATURAL RESOURCES LIMITED                              5.70     05/15/2017         144,766
          200,000  CANADIAN NATURAL RESOURCES LIMITED                              6.25     03/15/2038         184,212
          360,000  CANADIAN PACIFIC RAILWAY COMPANY                                5.75     03/15/2033         296,083
           65,000  CANADIAN PACIFIC RAILWAY COMPANY                                5.95     05/15/2037          53,719
           65,000  CELULOSA ARAUCO Y CONSTITUCION SA                               5.63     04/20/2015          63,733
          275,000  CIT GROUP FUNDING COMPANY OF CANADA                             4.65     07/01/2010         237,148
          275,000  CIT GROUP FUNDING COMPANY OF CANADA                             5.20     06/01/2015         193,504
           25,000  CIT GROUP FUNDING COMPANY OF CANADA                             5.60     11/02/2011          19,835
          325,000  CONOCO FUNDING COMPANY                                          6.35     10/15/2011         346,539
          150,000  CONOCOPHILLIPS CANADA                                           5.63     10/15/2016         154,067
          100,000  COVIDIEN INTERNATIONAL FINANCE SA                               5.45     10/15/2012         101,567
          100,000  COVIDIEN INTERNATIONAL FINANCE SA                               6.00     10/15/2017         101,365
           50,000  COVIDIEN INTERNATIONAL FINANCE SA                               6.55     10/15/2037          50,860
        1,000,000  DEUTSCHE BANK AG LONDON                                         4.88     05/20/2013         980,910
          500,000  DEUTSCHE BANK AG LONDON                                         6.00     09/01/2017         503,432
          275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                       5.75     03/23/2016         264,191
          325,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                       8.50     06/15/2010         343,964
          330,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                       8.75     06/15/2030         363,717
          175,000  DIAGEO CAPITAL PLC                                              4.38     05/03/2010         176,077
           50,000  DIAGEO CAPITAL PLC                                              5.20     01/30/2013          50,583
           50,000  DIAGEO CAPITAL PLC                                              5.75     10/23/2017          49,555
           75,000  DIAGEO CAPITAL PLC                                              5.88     09/30/2036          69,877
          125,000  DIAGEO FINANCE BV                                               5.30     10/28/2015         123,329
          100,000  ENBRIDGE INCORPORATED                                           5.60     04/01/2017          94,878
          100,000  ENCANA HOLDINGS FINANCE CORPORATION                             5.80     05/01/2014          99,592
          100,000  FALCONBRIDGE LIMITED                                            6.00     10/15/2015          94,815
          250,000  FRANCE TELECOM SA                                               7.75     03/01/2011         266,388
          225,000  FRANCE TELECOM SA                                               8.50     03/01/2031         269,691
          250,000  GRUPO TELEVISA SA                                               6.00     05/15/2018         244,520
          100,000  HANSON PLC                                                      6.13     08/15/2016          93,266
          850,000  HSBC HOLDINGS PLC                                               6.50     09/15/2037         775,067

                   70 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                         SECURITY NAME                       INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS@ (continued)

$         100,000  HUSKY ENERGY INCORPORATED                                       6.80%    09/15/2037  $       93,797
          180,000  ING GROEP NV+/-                                                 5.78     12/31/2049         148,142
          100,000  LAFARGE SA                                                      6.15     07/15/2011          98,905
           75,000  LAFARGE SA<<                                                    6.50     07/15/2016          70,367
          100,000  NEXEN INCORPORATED                                              5.65     05/15/2017          95,598
          100,000  NEXEN INCORPORATED                                              6.40     05/15/2037          89,693
          250,000  NORSK HYDRO ASA                                                 6.80     01/15/2028         264,771
           75,000  ORIX CORPORATION                                                5.48     11/22/2011          70,585
          100,000  PHILIPS ELECTRONICS NV                                          6.88     03/11/2038         103,845
           75,000  POTASH CORPORATION SASKATCHEWAN                                 5.88     12/01/2036          69,073
          750,000  RIO TINTO FINANCE USA LIMITED                                   6.50     07/15/2018         754,586
          500,000  ROGERS WIRELESS INCORPORATED                                    7.50     03/15/2015         532,144
          200,000  ROYAL BANK OF CANADA                                            5.65     07/20/2011         206,940
          360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                5.00     10/01/2014         349,902
          100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                             7.65     12/31/2049          94,345
          120,000  ROYAL KPN NV                                                    8.00     10/01/2010         127,097
           75,000  ROYAL KPN NV                                                    8.38     10/01/2030          85,869
          225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                     7.63     09/14/2010         237,735
          500,000  SHELL INTERNATIONAL FINANCE                                     4.95     03/22/2012         517,037
           75,000  SUNCOR ENERGY INCORPORATED                                      5.95     12/01/2034          70,384
          150,000  SUNCOR ENERGY INCORPORATED                                      6.50     06/15/2038         143,567
          100,000  TALISMAN ENERGY                                                 6.25     02/01/2038          86,200
           65,000  TECK COMINCO LIMITED                                            6.13     10/01/2035          52,561
          300,000  TELECOM ITALIA CAPITAL SA                                       4.00     01/15/2010         295,643
          200,000  TELECOM ITALIA CAPITAL SA                                       5.25     10/01/2015         180,263
          150,000  TELECOM ITALIA CAPITAL SA                                       6.00     09/30/2034         122,235
          350,000  TELECOM ITALIA CAPITAL SA                                       6.20     07/18/2011         357,685
           50,000  TELEFONICA EMISIONES SAU                                        5.98     06/20/2011          50,780
          150,000  TELEFONICA EMISIONES SAU                                        6.42     06/20/2016         150,958
          550,000  TELEFONICA EMISIONES SAU<<                                      7.05     06/20/2036         558,493
          180,000  TELEFONICA EUROPE BV                                            7.75     09/15/2010         189,754
          120,000  TELEFONICA EUROPE BV                                            8.25     09/15/2030         135,719
           65,000  TELEFONOS DE MEXICO SA DE CV                                    5.50     01/27/2015          63,075
          180,000  TELUS CORPORATION                                               8.00     06/01/2011         192,692
          200,000  THOMSON CORPORATION                                             5.70     10/01/2014         199,240
           65,000  TRANSCANADA PIPELINES LIMITED                                   4.88     01/15/2015          60,867
          100,000  TRANSCANADA PIPELINES LIMITED                                   5.60     03/31/2034          83,768
          585,000  TRANSCANADA PIPELINES LIMITED                                   6.20     10/15/2037         527,908
          120,000  TRANSOCEAN INCORPORATED                                         7.50     04/15/2031         129,471
          500,000  TYCO ELECTRONICS GROUP SA                                       6.00     10/01/2012         496,206
          400,000  TYCO INTERNATIONAL GROUP SA                                     6.00     11/15/2013         397,637
           75,000  TYCO INTERNATIONAL GROUP SA                                     6.88     01/15/2029          61,618
        1,000,000  UBS AG STAMFORD CT SERIES DPNT                                  5.88     12/20/2017         974,864
          355,000  VALE OVERSEAS LIMITED                                           6.25     01/23/2017         355,108
          210,000  VALE OVERSEAS LIMITED                                           6.88     11/21/2036         205,797
          180,000  VODAFONE GROUP PLC                                              4.63     07/15/2018         159,495
        1,000,000  VODAFONE GROUP PLC                                              5.00     12/16/2013         985,258
           75,000  VODAFONE GROUP PLC                                              5.38     01/30/2015          72,672
          250,000  VODAFONE GROUP PLC                                              7.88     02/15/2030         267,766
          100,000  WEATHERFORD INTERNATIONAL LIMITED                               6.00     03/15/2018          97,593
          300,000  WEATHERFORD INTERNATIONAL LIMITED                               6.50     08/01/2036         289,151
           50,000  WEATHERFORD INTERNATIONAL LIMITED                               7.00     03/15/2038          49,813
          100,000  XL CAPITAL LIMITED                                              5.25     09/15/2014          90,473
          100,000  XL CAPITAL LIMITED                                              6.25     05/15/2027          80,927
TOTAL FOREIGN CORPORATE BONDS (COST $25,282,178)                                                            24,512,438
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 71


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN GOVERNMENT BONDS@: 24.21%
$         193,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                      6.00%    02/15/2017  $      168,693
           98,000  AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                      6.50     05/15/2013          86,926
          448,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                      5.75     06/15/2011         385,644
           98,000  AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                      7.50     09/15/2009          85,482
          385,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                         5.50     03/28/2028         612,016
        1,000,000  BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                         5.75     09/28/2010       1,509,595
        1,364,000  BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                         5.00     09/28/2012       2,049,302
          700,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                         5.50     09/28/2017       1,103,781
        1,000,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                         4.25     09/28/2014       1,458,380
           80,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                         5.00     03/28/2035         120,392
          600,000  BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                         3.00     03/28/2010         863,699
          250,000  BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                         4.00     03/28/2017         353,555
          745,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                      5.25     01/04/2011       1,121,653
        1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                      6.25     01/04/2030       1,778,079
        1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                      5.00     01/04/2012       2,110,208
        1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                      5.00     07/04/2012       1,512,529
        1,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                      4.25     01/04/2014       1,686,402
        2,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                      4.50     01/04/2013       3,275,374
          660,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                      4.75     07/04/2034         986,882
        1,010,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                      3.75     01/04/2015       1,453,701
        1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                      3.50     01/04/2016       1,408,133
        1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                      4.00     01/04/2037       1,466,936
        1,700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                      4.00     07/04/2016       2,468,546
        1,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                      4.25     07/04/2018       1,769,702
          655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                      6.25     01/04/2024       1,139,994
          100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                      5.63     01/04/2028         164,996
        1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                  4.00     06/01/2016       1,277,325
          200,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.00     06/01/2037         219,815
          700,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.25     06/01/2013         723,265
        1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.50     06/01/2010       1,282,296
          450,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.75     06/01/2033         536,165
           95,000  CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                       8.00     06/01/2023         130,013
          593,000  CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                      8.00     06/01/2027         845,223
        1,000,000  DENMARK GOVERNMENT BOND (DKK)                                   4.00     11/15/2010         195,143
          925,000  DENMARK GOVERNMENT BOND (DKK)                                   4.00     11/15/2015         177,341
        1,000,000  DENMARK GOVERNMENT BOND (DKK)                                   4.00     11/15/2017         189,939
        2,500,000  DENMARK GOVERNMENT BOND (DKK)                                   5.00     11/15/2013         506,044
          700,000  DENMARK GOVERNMENT BOND (DKK)                                   6.00     11/15/2009         140,006
        1,420,000  DENMARK GOVERNMENT BOND (DKK)                                   6.00     11/15/2011         292,487
          473,000  DENMARK GOVERNMENT BOND (DKK)                                   7.00     11/10/2024         116,682
        1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                3.75     04/25/2021       1,360,880
          500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.00     10/25/2009         730,576
        2,200,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.00     04/25/2014       3,192,427
          300,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.25     04/25/2019         434,077
        2,100,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.75     10/25/2012       3,139,864
        1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.75     04/25/2035       2,218,840
        2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                5.00     04/25/2012       3,010,269
          800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                5.00     10/25/2016       1,227,627
          950,000  FRANCE GOVERNMENT BOND OAT (EUR)                                5.50     04/25/2010       1,420,345
          570,000  FRANCE GOVERNMENT BOND OAT (EUR)                                6.00     10/25/2025         966,016
        1,800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                8.50     10/25/2019       3,564,720
        1,155,000  FRENCH TREASURY NOTE BTAN (EUR)                                 3.00     01/12/2011       1,651,184
        1,024,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         3.00     01/15/2010       1,475,895
        1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         3.75     08/01/2016       1,972,995
        1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         4.00     02/01/2037       1,844,500
          500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         4.25     11/01/2009         732,366

                   72 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN GOVERNMENT BONDS@ (continued)
$       1,047,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        4.25%     02/01/2015  $    1,509,644
        2,750,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        4.25      02/01/2019       3,879,750
        1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        4.75      02/01/2013       1,925,188
        1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        5.00      02/01/2012       1,962,922
        2,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        5.50      11/01/2010       4,350,213
        1,475,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        6.00      05/01/2031       2,429,993
        1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        6.50      11/01/2027       2,592,431
          230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        9.00      11/01/2023         481,308
      467,700,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                0.50      12/20/2009       4,289,869
    1,150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                0.50      06/20/2010      10,541,006
      437,850,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                1.70      03/22/2010       4,087,992
      800,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                1.80      12/20/2010       7,528,557
      270,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                1.50      12/20/2011       2,533,130
      215,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                1.50      03/20/2012       2,018,657
      400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                1.30      06/20/2012       3,730,760
      410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                1.10      09/20/2012       3,794,601
      670,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                0.70      03/20/2013       6,087,159
      600,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                1.60      09/20/2013       5,681,737
      180,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                1.50      03/20/2014       1,697,880
       50,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                1.50      12/20/2014         472,521
      279,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                1.30      03/20/2015       2,612,238
      370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                1.60      03/20/2016       3,525,790
      480,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                1.70      12/20/2016       4,589,845
      700,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                1.70      03/20/2017       6,669,384
      140,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                1.50      12/20/2017       1,304,076
      100,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                1.80      06/20/2018         946,203
      140,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)              2.30      03/20/2035       1,280,713
      150,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)              2.30      12/20/2036       1,373,252
      253,250,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)              3.70      09/21/2015       2,733,713
      391,850,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)              1.50      03/20/2019       3,594,369
       94,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)              2.40      06/20/2024         921,584
      230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)              2.00      12/20/2024       2,130,636
      150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)              2.20      09/20/2026       1,416,343
      190,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)              2.10      12/20/2026       1,753,920
      500,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)              2.00      03/20/2027       4,585,821
        1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                              3.75      07/15/2014       1,433,675
          850,000  NETHERLANDS GOVERNMENT BOND (EUR)                              4.00      07/15/2016       1,221,516
           95,000  NETHERLANDS GOVERNMENT BOND (EUR)                              4.00      01/15/2037         125,252
        2,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                              5.50      07/15/2010       3,752,201
          410,000  NETHERLANDS GOVERNMENT BOND (EUR)                              5.50      01/15/2028         662,494
           85,000  NETHERLANDS GOVERNMENT BOND (EUR)                              7.50      01/15/2023         162,670
          862,000  SPAIN GOVERNMENT BOND (EUR)                                    4.00      01/31/2010       1,258,350
          350,000  SPAIN GOVERNMENT BOND (EUR)                                    4.20      01/31/2037         462,152
          752,000  SPAIN GOVERNMENT BOND (EUR)                                    4.40      01/31/2015       1,106,134
        1,050,000  SPAIN GOVERNMENT BOND (EUR)                                    5.00      07/30/2012       1,577,834
          442,000  SPAIN GOVERNMENT BOND (EUR)                                    5.50      07/30/2017         694,397
          750,000  SPAIN GOVERNMENT BOND (EUR)                                    5.75      07/30/2032       1,237,042
          650,000  SPAIN GOVERNMENT BOND (EUR)                                    6.15      01/31/2013       1,023,652
        2,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                       6.75      05/05/2014         402,938
        1,520,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                       5.25      03/15/2011         240,699
        1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                       5.00      12/01/2020         276,558
        3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                       3.00      07/12/2016         503,023
        1,000,000  UNITED KINGDOM GILT (GBP)                                      4.00      09/07/2016       1,769,227
          675,000  UNITED KINGDOM GILT (GBP)                                      4.25      06/07/2032       1,174,689
          600,000  UNITED KINGDOM GILT (GBP)                                      4.25      12/07/2046       1,077,253
        1,700,000  UNITED KINGDOM GILT (GBP)                                      4.75      06/07/2010       3,111,466
          575,000  UNITED KINGDOM GILT (GBP)                                      4.75      09/07/2015       1,066,254

                   Wells Fargo Advantage Master Portfolios 73


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  -------------
FOREIGN GOVERNMENT BONDS@ (continued)
$         500,000  UNITED KINGDOM GILT (GBP)                                      4.75%     03/07/2020   $    921,234
        1,100,000  UNITED KINGDOM GILT (GBP)                                      4.75      12/07/2038      2,127,755
          250,000  UNITED KINGDOM GILT (GBP)                                      5.00      03/07/2012        464,076
          585,000  UNITED KINGDOM GILT (GBP)                                      5.00      09/07/2014      1,098,575
          350,000  UNITED KINGDOM GILT (GBP)                                      5.00      03/07/2018        663,424
        1,100,000  UNITED KINGDOM GILT (GBP)                                      6.00      12/07/2028      2,357,684
          200,000  UNITED KINGDOM GILT (GBP)                                      8.75      08/25/2017        474,828
TOTAL FOREIGN GOVERNMENT BONDS (COST $201,213,941)                                                        210,195,182
                                                                                                        -------------
AGENCY NOTES - INTEREST BEARING: 6.75%
FEDERAL FARM CREDIT BANK: 0.01%
          100,000  FFCB<<                                                         5.00      10/23/2009        102,198
                                                                                                        -------------
FEDERAL HOME LOAN BANK: 1.98%
        6,000,000  FHLB<<                                                         2.75      06/18/2010      5,963,190
        1,500,000  FHLB                                                           3.38      02/27/2013      1,466,982
        1,000,000  FHLB<<                                                         4.38      03/17/2010      1,019,667
        1,000,000  FHLB                                                           4.88      09/08/2017      1,020,723
        1,500,000  FHLB                                                           5.00      09/18/2009      1,527,650
        2,050,000  FHLB<<                                                         5.00      10/16/2009      2,054,883
        1,000,000  FHLB<<                                                         5.00      11/17/2017      1,029,449
          100,000  FHLB                                                           5.13      08/14/2013        104,995
        1,200,000  FHLB<<                                                         5.38      08/19/2011      1,256,340
          100,000  FHLB                                                           5.38      09/30/2022        104,561
          100,000  FHLB<<                                                         5.50      10/19/2016        101,669
          800,000  FHLB SERIES 363<<                                              4.50      11/15/2012        819,630
          400,000  FHLB SERIES 467<<                                              5.25      06/18/2014        422,848
          250,000  FHLB SERIES 656                                                5.38      05/18/2016        264,976
                                                                                                           17,157,563
                                                                                                        -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.78%
        2,000,000  FHLMC<<                                                        2.88      04/30/2010      1,989,030
        5,000,000  FHLMC<<                                                        2.88      06/28/2010      4,977,690
        2,000,000  FHLMC<<                                                        3.75      06/28/2013      1,980,596
          800,000  FHLMC<<                                                        4.50      07/15/2013        818,254
          650,000  FHLMC                                                          4.75      01/19/2016        664,240
        1,500,000  FHLMC                                                          4.88      06/13/2018      1,533,858
        1,000,000  FHLMC<<                                                        5.13      04/18/2011      1,042,952
        1,200,000  FHLMC<<                                                        5.13      07/15/2012      1,255,991
          250,000  FHLMC<<                                                        5.20      03/05/2019        248,424
          150,000  FHLMC<<                                                        5.25      10/06/2011        150,212
          650,000  FHLMC<<                                                        5.25      04/18/2016        683,916
        1,000,000  FHLMC<<                                                        5.38      01/09/2014      1,005,760
          250,000  FHLMC                                                          5.45      09/02/2011        249,836
          150,000  FHLMC                                                          5.55      10/04/2016        154,851
          250,000  FHLMC                                                          5.60      09/26/2013        250,402
          100,000  FHLMC                                                          5.60      10/17/2013        100,309
        2,000,000  FHLMC<<                                                        6.00      07/06/2017      2,036,088
          100,000  FHLMC                                                          6.00      10/20/2021        100,813
        1,000,000  FHLMC<<                                                        6.00      03/30/2022      1,004,852
        1,000,000  FHLMC                                                          6.00      04/16/2037        984,409
          200,000  FHLMC<<                                                        6.25      07/15/2032        231,833
          300,000  FHLMC                                                          6.75      03/15/2031        367,022
        1,700,000  FHLMC<<                                                        6.88      09/15/2010      1,818,801
          650,000  FHLMC SERIES MTN                                               5.00      12/14/2018        529,192
                                                                                                           24,179,331
                                                                                                        -------------

                   74 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.98%
$       1,500,000  FNMA<<                                                         4.38%     09/15/2012  $    1,530,348
        3,500,000  FNMA<<                                                         4.38      03/15/2013       3,565,107
        3,500,000  FNMA<<                                                         4.63      12/15/2009       3,568,597
          950,000  FNMA<<                                                         5.00      03/15/2016         985,221
          500,000  FNMA                                                           5.00      02/13/2017         515,601
        1,200,000  FNMA<<                                                         5.00      05/11/2017       1,237,740
        2,200,000  FNMA<<                                                         5.25      08/01/2012       2,032,342
        1,000,000  FNMA<<                                                         5.38      04/11/2022         995,832
          200,000  FNMA                                                           5.45      10/18/2021         202,107
           75,000  FNMA                                                           5.63      11/15/2021          75,361
          150,000  FNMA                                                           5.63      07/15/2037         158,564
          200,000  FNMA                                                           6.21      08/06/2038         225,843
        1,000,000  FNMA<<                                                         6.63      09/15/2009       1,034,502
          300,000  FNMA                                                           6.63      11/15/2030         360,803
          500,000  FNMA                                                           7.25      05/15/2030         641,075
           50,000  FNMA SERIES 1                                                  5.50      11/17/2016          50,605
                                                                                                            17,179,648
                                                                                                        --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $58,195,114)                                                    58,618,740
                                                                                                        --------------
AGENCY SECURITIES: 25.98%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.49%
          800,000  FHLMC                                                          4.88      11/15/2013         830,919
        1,000,000  FHLMC                                                          6.63      09/15/2009       1,036,165
        3,541,444  FHLMC #1J1139<<                                                4.74      06/01/2038       3,500,056
        1,355,765  FHLMC #1J1368                                                  5.91      10/01/2036       1,383,255
          783,482  FHLMC #783191+/-                                               5.66      04/01/2037         776,725
        6,229,548  FHLMC #A11964<<                                                5.00      08/01/2033       6,026,617
        1,256,729  FHLMC #A15183                                                  6.00      11/01/2033       1,274,050
        1,029,123  FHLMC #A15966                                                  5.00      11/01/2033         995,599
        1,520,468  FHLMC #A16693                                                  5.50      12/01/2033       1,507,688
        1,186,144  FHLMC #A19717                                                  5.00      03/01/2034       1,145,651
        2,299,656  FHLMC #A24888                                                  6.00      07/01/2034       2,327,757
        2,312,112  FHLMC #A29757                                                  5.50      01/01/2035       2,287,259
        1,613,736  FHLMC #A35253                                                  5.50      06/01/2035       1,596,390
        1,086,621  FHLMC #A36541                                                  5.00      08/01/2035       1,047,489
        1,313,118  FHLMC #A41694                                                  5.50      01/01/2036       1,299,003
        3,171,782  FHLMC #A43030<<                                                6.00      02/01/2036       3,202,612
        2,797,717  FHLMC #A47041                                                  5.00      09/01/2035       2,696,963
          658,317  FHLMC #A54804                                                  6.50      06/01/2036         677,130
        1,872,837  FHLMC #A56988                                                  5.50      02/01/2037       1,848,317
          997,536  FHLMC #A80659                                                  5.00      02/01/2037         960,677
        4,563,247  FHLMC #E01425<<                                                4.50      08/01/2018       4,490,074
           12,672  FHLMC #E63170                                                  6.00      03/01/2011          12,976
          446,795  FHLMC #E95352                                                  4.50      04/01/2018         440,180
        1,811,467  FHLMC #G01740                                                  5.50      12/01/2034       1,797,373
        1,307,472  FHLMC #G02074                                                  5.50      02/01/2036       1,293,418
          508,714  FHLMC #G02184                                                  5.00      04/01/2036         490,394
        1,492,474  FHLMC #G02386                                                  6.00      11/01/2036       1,506,981
          607,054  FHLMC #G02422                                                  6.00      12/01/2036         612,955
        2,428,611  FHLMC #G02478                                                  5.50      12/01/2036       2,398,331
          829,943  FHLMC #G03303                                                  4.50      09/01/2035         773,161
        5,232,566  FHLMC #G03616<<                                                6.00      12/01/2037       5,280,155
          962,727  FHLMC #G04173                                                  6.50      12/01/2037         989,938
        3,000,154  FHLMC #G04385                                                  5.50      07/01/2038       2,960,874

                   Wells Fargo Advantage Master Portfolios 75


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$         475,645  FHLMC #G08190                                                  4.50%     01/01/2037  $      441,664
          432,342  FHLMC #G08192                                                  5.50      04/01/2037         426,681
          956,280  FHLMC #G11950                                                  4.50      10/01/2018         942,121
          442,843  FHLMC #G12697                                                  5.50      05/01/2022         446,781
          496,722  FHLMC #G13223                                                  4.00      05/01/2023         466,779
           14,108  FHLMC #J02886                                                  6.00      06/01/2021          14,450
          780,655  FHLMC #J04533                                                  6.00      03/01/2022         799,433
           16,297  FHLMC #J04871                                                  6.00      05/01/2022          16,689
          431,950  FHLMC #J05191                                                  6.00      07/01/2022         442,341
           66,330  FHLMC #J05194                                                  5.00      07/01/2022          65,748
          354,803  FHLMC #J05195                                                  5.00      07/01/2022         352,100
          862,469  FHLMC #J05228                                                  5.00      07/01/2022         854,907
          416,254  FHLMC #J05243                                                  5.00      07/01/2022         412,604
          399,264  FHLMC #J05408                                                  5.00      08/01/2022         395,763
          460,712  FHLMC #J05455                                                  5.00      09/01/2022         456,672
        1,000,000  FHLMC TBA%%                                                    5.00      09/01/2021         990,000
        1,000,000  FHLMC TBA%%                                                    5.50      09/01/2022       1,007,500
        4,000,000  FHLMC TBA%%                                                    5.50      09/01/2037       3,943,752
        4,000,000  FHLMC TBA%%                                                    6.00      09/01/2021       4,090,000
        2,250,000  FHLMC TBA%%                                                    6.00      09/01/2036       2,268,281
        4,000,000  FHLMC TBA%%                                                    6.50      09/01/2037       4,108,752
                                                                                                            82,410,150
                                                                                                        --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.86%
          300,000  FNMA##                                                         4.47      06/01/2017         203,775
          600,000  FNMA                                                           4.63      10/15/2013         616,149
        1,000,000  FNMA<<                                                         6.00      05/15/2011       1,065,392
          700,000  FNMA                                                           6.13      03/15/2012         753,983
          500,000  FNMA                                                           7.13      01/15/2030         632,045
        1,000,000  FNMA<<                                                         7.25      01/15/2010       1,055,758
          200,000  FNMA##                                                         7.69      10/09/2019          86,516
          558,129  FNMA #190360                                                   5.00      08/01/2035         538,378
        1,181,053  FNMA #254950                                                   5.50      11/01/2033       1,172,971
          595,200  FNMA #255407                                                   5.00      09/01/2024         582,603
          628,065  FNMA #255857                                                   5.50      08/01/2025         628,027
          269,781  FNMA #256758                                                   4.50      05/01/2022         261,555
          544,383  FNMA #256851                                                   7.00      08/01/2037         570,025
          388,009  FNMA #535733                                                   6.50      08/01/2015         403,180
        1,099,080  FNMA #545414                                                   5.50      01/01/2017       1,120,422
          763,530  FNMA #725690                                                   6.00      08/01/2034         773,815
          521,569  FNMA #725773<<                                                 5.50      09/01/2034         517,348
        1,390,389  FNMA #729333                                                   5.50      07/01/2033       1,380,875
          940,633  FNMA #745627+/-                                                5.50      04/01/2036         951,425
          170,036  FNMA #753669                                                   6.00      11/01/2033         172,592
        1,946,143  FNMA #767097                                                   4.00      06/01/2019       1,845,250
          916,797  FNMA #775199+/-                                                4.27      05/01/2034         908,499
          871,708  FNMA #776966                                                   5.00      04/01/2034         842,495
        2,982,182  FNMA #777075                                                   5.00      04/01/2034       2,886,900
          588,220  FNMA #779510                                                   5.00      06/01/2019         589,253
        3,019,412  FNMA #793607                                                   5.00      09/01/2019       3,024,716
          711,113  FNMA #793675                                                   6.00      09/01/2034         720,691
          751,188  FNMA #794514                                                   5.00      10/01/2019         752,508
          616,439  FNMA #795047                                                   5.50      10/01/2034         611,450
          606,877  FNMA #796334                                                   6.00      10/01/2034         615,052
          838,328  FNMA #804666                                                   6.00      11/01/2034         849,620
        2,142,599  FNMA #805412                                                   5.50      01/01/2035       2,122,916

                   76 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         750,921  FNMA #811460                                                   5.00%     06/01/2020  $      748,251
          464,985  FNMA #812338                                                   6.00      03/01/2035         470,667
           92,061  FNMA #821030                                                   4.50      05/01/2035          85,763
          260,261  FNMA #822651                                                   4.50      04/01/2035         242,455
        3,285,439  FNMA #824601                                                   5.50      12/01/2034       3,258,851
          634,504  FNMA #828346                                                   5.00      07/01/2035         612,051
          169,066  FNMA #828698                                                   5.00      07/01/2035         163,083
          659,365  FNMA #829190                                                   5.00      07/01/2035         636,032
          608,327  FNMA #830957                                                   5.50      08/01/2035         602,738
          622,213  FNMA #831406                                                   6.00      03/01/2036         629,136
        1,084,525  FNMA #831625                                                   7.00      06/01/2036       1,136,137
           51,162  FNMA #832199                                                   4.50      07/01/2035          47,661
        1,330,362  FNMA #834657                                                   5.50      08/01/2035       1,318,140
        2,333,785  FNMA #835284                                                   5.50      09/01/2035       2,312,345
        2,865,810  FNMA #835331                                                   5.50      08/01/2035       2,839,483
          365,127  FNMA #836068                                                   4.50      10/01/2020         357,722
          528,581  FNMA #836958                                                   4.50      10/01/2035         492,418
        2,936,981  FNMA #839064<<                                                 6.00      01/01/2036       2,972,870
        1,294,373  FNMA #843901                                                   4.50      09/01/2035       1,205,817
        4,914,987  FNMA #844158<<                                                 5.00      11/01/2035       4,741,056
        5,362,594  FNMA #844703<<                                                 5.50      12/01/2035       5,313,331
          244,343  FNMA #845782                                                   4.50      10/01/2020         239,388
          462,007  FNMA #847926                                                   4.50      12/01/2020         452,637
        1,327,577  FNMA #851264                                                   5.50      05/01/2021       1,340,910
        4,538,073  FNMA #865283<<                                                 5.50      02/01/2036       4,490,003
        1,534,342  FNMA #868424+/-                                                5.74      03/01/2036       1,561,580
          705,969  FNMA #878198                                                   5.50      09/01/2036         698,490
        1,663,561  FNMA #879094+/-                                                5.35      05/01/2036       1,687,716
          859,834  FNMA #888221                                                   5.50      03/01/2037         850,726
        4,090,993  FNMA #888645<<                                                 5.00      08/01/2037       3,936,403
          683,649  FNMA #888815                                                   4.50      11/01/2022         663,162
        2,440,962  FNMA #895995                                                   6.50      07/01/2036       2,513,770
        1,123,563  FNMA #897130                                                   6.50      09/01/2036       1,157,030
        2,533,513  FNMA #902738                                                   5.00      11/01/2036       2,441,482
          225,588  FNMA #904767+/-                                                5.51      12/01/2036         228,203
          602,328  FNMA #907860+/-                                                5.52      02/01/2037         609,854
          680,546  FNMA #908182                                                   5.50      12/01/2021         687,381
        1,619,609  FNMA #908249                                                   6.50      12/01/2036       1,667,918
          852,632  FNMA #909855                                                   5.50      02/01/2037         842,887
          872,410  FNMA #910093+/-                                                5.77      03/01/2037         889,206
          233,352  FNMA #910535+/-                                                5.54      01/01/2037         235,985
          453,506  FNMA #914224+/-                                                5.46      03/01/2037         458,945
          827,572  FNMA #917101                                                   5.00      05/01/2037         796,300
        1,930,600  FNMA #917882                                                   5.00      05/01/2037       1,857,646
          464,107  FNMA #918049                                                   6.50      05/01/2037         477,852
        1,313,191  FNMA #918619                                                   5.50      06/01/2037       1,298,181
        3,826,615  FNMA #919640<<                                                 6.00      09/01/2037       3,867,779
        1,814,834  FNMA #922674+/-                                                4.78      04/01/2036       1,843,364
        1,155,459  FNMA #922675+/-                                                4.80      06/01/2035       1,160,114
          746,127  FNMA #928433                                                   7.00      05/01/2037         781,272
          509,316  FNMA #928507                                                   6.50      06/01/2037         524,399
        2,009,867  FNMA #933465                                                   5.50      02/01/2038       1,986,894
        5,387,454  FNMA #941164<<                                                 6.00      10/01/2037       5,445,409
          717,218  FNMA #949594                                                   6.00      08/01/2022         735,476
        1,008,776  FNMA #950300                                                   6.00      08/01/2037       1,021,103
        1,327,222  FNMA #955801                                                   6.00      10/01/2037       1,341,499

                   Wells Fargo Advantage Master Portfolios 77


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         634,885  FNMA #974886+/-                                                4.38%     04/01/2038  $      618,058
        1,750,000  FNMA TBA%%                                                     4.50      09/01/2023       1,694,767
        1,000,000  FNMA TBA%%                                                     5.00      09/01/2021         990,625
        1,000,000  FNMA TBA%%                                                     5.00      09/01/2036         961,250
        2,000,000  FNMA TBA%%                                                     5.50      09/01/2037       1,975,000
        3,000,000  FNMA TBA%%                                                     6.00      09/01/2036       3,029,064
          750,000  FNMA TBA%%                                                     7.00      09/01/2037         784,454
                                                                                                           120,286,373
                                                                                                        --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.63%
            1,859  GNMA #337120                                                   6.50      11/15/2023           1,923
            2,021  GNMA #379192                                                   6.50      12/15/2023           2,091
        2,057,606  GNMA #520782<<                                                 5.00      03/15/2035       2,014,905
        1,139,491  GNMA #605373<<                                                 5.50      09/15/2034       1,141,530
          213,286  GNMA #617417                                                   6.50      02/15/2037         220,109
          703,939  GNMA #632007                                                   6.50      10/15/2036         726,668
        1,611,322  GNMA #633305<<                                                 5.50      12/15/2035       1,613,199
        1,129,398  GNMA #648391<<                                                 5.50      11/15/2035       1,130,713
          783,454  GNMA #653068                                                   5.50      03/15/2036         783,877
          897,313  GNMA #654920                                                   6.00      06/15/2036         912,367
          245,120  GNMA #658328                                                   4.50      03/15/2037         230,218
          346,925  GNMA #663342                                                   6.50      12/15/2036         358,127
          173,811  GNMA #664629                                                   7.00      03/15/2037         182,799
          187,191  GNMA #667470                                                   6.00      05/15/2037         190,276
          695,371  GNMA #668585                                                   6.00      08/15/2037         706,829
          677,348  GNMA #669078                                                   6.00      06/15/2037         688,509
          432,666  GNMA #671433                                                   6.00      07/15/2037         439,795
          187,604  GNMA #782167                                                   6.00      06/15/2037         190,644
        1,750,000  GNMA TBA%%                                                     5.00      09/01/2036       1,707,892
        4,250,000  GNMA TBA%%                                                     5.50      09/01/2036       4,242,031
        3,750,000  GNMA TBA%%                                                     6.00      09/01/2036       3,805,080
        1,500,000  GNMA TBA%%                                                     6.50      09/01/2036       1,545,000
                                                                                                            22,834,582
                                                                                                        --------------
TOTAL AGENCY SECURITIES (COST $223,091,906)                                                                225,531,105
                                                                                                        --------------
US TREASURY SECURITIES: 17.66%
US TREASURY BONDS: 5.72%
        3,250,000  US TREASURY BOND<<                                              4.38     02/15/2038       3,226,896
          450,000  US TREASURY BOND<<                                              4.50     02/15/2036         454,500
        1,200,000  US TREASURY BOND<<                                              4.75     02/15/2037       1,261,126
        4,000,000  US TREASURY BOND<<                                              5.50     08/15/2028       4,538,124
        1,150,000  US TREASURY BOND<<                                              6.00     02/15/2026       1,367,871
        1,000,000  US TREASURY BOND                                                6.25     08/15/2023       1,205,781
        1,500,000  US TREASURY BOND<<                                              6.25     05/15/2030       1,871,016
        1,700,000  US TREASURY BOND                                                6.38     08/15/2027       2,116,500
          950,000  US TREASURY BOND                                                6.63     02/15/2027       1,209,617
        1,500,000  US TREASURY BOND                                                6.88     08/15/2025       1,941,093
        2,000,000  US TREASURY BOND<<                                              7.50     11/15/2016       2,528,594
        1,100,000  US TREASURY BOND<<                                              8.00     11/15/2021       1,511,125
        4,000,000  US TREASURY BOND<<                                              8.13     08/15/2019       5,414,064
        1,700,000  US TREASURY BOND                                                8.50     02/15/2020       2,371,367
        2,500,000  US TREASURY BOND<<                                              8.75     05/15/2017       3,406,055
        2,900,000  US TREASURY BOND<<                                              8.75     08/15/2020       4,136,351
        1,275,000  US TREASURY BOND                                                8.88     08/15/2017       1,756,412

                   78 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
US TREASURY BONDS (continued)
$       2,700,000  US TREASURY BOND<<                                              8.88%    02/15/2019  $    3,802,359
        3,900,000  US TREASURY BOND<<                                              9.13     05/15/2018       5,530,688
                                                                                                            49,649,539
                                                                                                        --------------
US TREASURY NOTES: 11.94%
        5,000,000  US TREASURY NOTE<<                                              2.88     06/30/2010       5,052,735
        1,000,000  US TREASURY NOTE<<                                              3.13     11/30/2009       1,011,484
          550,000  US TREASURY NOTE<<                                              3.13     04/30/2013         552,191
        4,300,000  US TREASURY NOTE<<                                              3.38     09/15/2009       4,353,415
        3,000,000  US TREASURY NOTE<<                                              3.38     10/15/2009       3,040,782
        3,500,000  US TREASURY NOTE<<                                              3.38     06/30/2013       3,549,217
        3,500,000  US TREASURY NOTE<<                                              3.50     12/15/2009       3,562,342
        2,000,000  US TREASURY NOTE                                                3.50     05/31/2013       2,039,532
        4,300,000  US TREASURY NOTE<<                                              3.63     06/15/2010       4,406,158
        5,000,000  US TREASURY NOTE<<                                              3.88     09/15/2010       5,159,765
        8,500,000  US TREASURY NOTE<<                                              3.88     10/31/2012       8,822,737
        6,750,000  US TREASURY NOTE<<                                              3.88     02/15/2013       6,997,327
        2,700,000  US TREASURY NOTE<<                                              3.88     05/15/2018       2,715,819
        5,500,000  US TREASURY NOTE<<                                              4.00     03/15/2010       5,655,975
        4,300,000  US TREASURY NOTE<<                                              4.25     01/15/2011       4,485,773
        9,700,000  US TREASURY NOTE<<                                              4.25     08/15/2013      10,221,375
        4,000,000  US TREASURY NOTE<<                                              4.25     11/15/2013       4,220,624
        1,870,000  US TREASURY NOTE<<                                              4.25     11/15/2014       1,979,425
        3,800,000  US TREASURY NOTE<<                                              4.50     04/30/2012       4,024,139
        2,000,000  US TREASURY NOTE<<                                              4.50     05/15/2017       2,117,812
        3,000,000  US TREASURY NOTE<<                                              4.63     10/31/2011       3,177,186
        3,000,000  US TREASURY NOTE                                                4.63     02/29/2012       3,184,686
        4,000,000  US TREASURY NOTE<<                                              4.63     07/31/2012       4,260,312
        2,500,000  US TREASURY NOTE<<                                              4.75     03/31/2011       2,639,063
        2,500,000  US TREASURY NOTE<<                                              5.00     08/15/2011       2,671,875
        3,500,000  US TREASURY NOTE<<                                              6.50     02/15/2010       3,718,204
                                                                                                           103,619,953
                                                                                                        --------------
TOTAL US TREASURY SECURITIES (COST $150,211,670)                                                           153,269,492
                                                                                                        --------------

      SHARES
-----------------
COLLATERAL FOR SECURITIES LENDING: 29.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.23%
        4,831,739  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                 4,831,739
        4,831,739  DAILY ASSETS FUND INSTITUTIONAL                                                           4,831,739
        4,831,739  DREYFUS CASH MANAGEMENT FUND                                                              4,831,739
        4,831,739  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           4,831,739
                                                                                                            19,326,956
                                                                                                        --------------

    PRINCIPAL
-----------------
COLLATERAL INVESTED IN OTHER ASSETS: 27.33%
$       4,026,449  ALPINE SECURITIZATION CORPORATION++                             2.47     09/18/2008       4,021,200
          715,813  AMSTEL FUNDING CORPORATION++                                    2.50     09/02/2008         715,664
        4,115,926  AMSTEL FUNDING CORPORATION++                                    2.70     09/03/2008       4,114,691
        1,521,103  ASPEN FUNDING CORPORATION++                                     2.12     09/02/2008       1,520,834
        1,655,318  ASPEN FUNDING CORPORATION++                                     2.48     09/25/2008       1,652,353
        3,668,542  ATLANTIS ONE FUNDING CORPORATION++                              2.55     09/26/2008       3,661,526

                   Wells Fargo Advantage Master Portfolios 79


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      29,258,862  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                      (MATURITY VALUE $29,265,787)                                 2.13%    09/02/2008  $   29,258,862
        4,473,832  BASF FINANCE EUROPE NV+++/-                                     2.80     10/17/2008       4,472,111
        4,026,449  CAFCO LLC++                                                     2.40     09/22/2008       4,020,275
        1,610,580  CANCARA ASSET SECURITIZATION LIMITED++                          2.50     09/04/2008       1,610,020
        1,610,580  CBA (DELAWARE) FINANCE INCORPORATED                             2.35     09/02/2008       1,610,264
        1,001,622  CHEYNE FINANCE LLC+++/-####(a)(i)                               1.99     02/25/2008          16,527
        3,489,589  CRC FUNDING LLC++                                               2.42     09/23/2008       3,483,959
        6,173,888  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                      102% COLLATERALIZED BY MONEY MARKET SECURITIES
                      (MATURITY VALUE $6,175,397)                                  2.20     09/02/2008       6,173,888
        4,294,521  DANSKE BANK A/S COPENHAGEN                                      1.88     09/02/2008       4,294,521
        6,442,318  DANSKE BANK A/S COPENHAGEN                                      2.03     09/02/2008       6,442,318
        2,594,823  DANSKE BANK A/S COPENHAGEN                                      2.03     09/02/2008       2,594,823
        5,637,028  DANSKE BANK A/S COPENHAGEN                                      2.15     09/02/2008       5,637,028
        5,189,645  DANSKE BANK A/S COPENHAGEN                                      2.18     09/02/2008       5,189,645
        5,189,645  DANSKE BANK A/S COPENHAGEN                                      2.20     09/02/2008       5,189,645
        5,815,982  DANSKE BANK A/S COPENHAGEN                                      2.23     09/02/2008       5,815,982
        1,252,673  DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MONEY MARKET SECURITIES
                      (MATURITY VALUE $1,252,976)                                  2.18     09/02/2008       1,252,673
       21,921,777  DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                      (MATURITY VALUE $21,926,990)                                 2.14     09/02/2008      21,921,777
        3,131,682  ERASMUS CAPITAL CORPORATION++                                   2.48     09/02/2008       3,131,035
        4,026,449  FAIRWAY FINANCE CORPORATION++                                   2.54     09/16/2008       4,021,619
        2,073,084  FALCON ASSET SECURITIZATION CORPORATION++                       2.45     09/22/2008       2,069,839
        2,594,823  FALCON ASSET SECURITIZATION CORPORATION++                       2.45     09/25/2008       2,590,231
        1,089,557  FORTIS BANQUE LUXEMBOURG                                        2.47     09/18/2008       1,088,137
          984,243  GEMINI SECURITIZATION INCORPORATED++                            2.47     09/26/2008         982,420
        2,236,916  GRAMPIAN FUNDING LIMITED++                                      2.56     09/24/2008       2,232,939
        2,152,290  GRYPHON FUNDING LIMITED+/-(a)(i)                                0.00     08/23/2009         957,124
        3,131,682  ING USA ANNUITY & LIFE INSURANCE+/-(a)(i)                       2.55     10/16/2008       3,131,682
        1,789,533  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MONEY MARKET SECURITIES
                      (MATURITY VALUE $1,789,970)                                  2.20     09/02/2008       1,789,533
       24,158,693  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                      (MATURITY VALUE $24,164,411)                                 2.13     09/02/2008      24,158,693
        1,700,056  JUPITER SECURITIZATION CORPORATION++                            2.45     09/25/2008       1,697,048
        1,879,009  LIBERTY STREET FUNDING CORPORATION++                            2.47     09/17/2008       1,876,689
        1,275,042  LIBERTY STREET FUNDING CORPORATION++                            2.48     09/19/2008       1,273,285
        1,207,935  LMA AMERICAS LLC++                                              2.58     09/23/2008       1,205,857
        4,026,449  MAZARIN FUNDING CORPORATION++                                   2.50     09/26/2008       4,018,899
        2,236,916  METLIFE GLOBAL FUNDING I+++/-                                   2.47     10/21/2008       2,236,545
        1,179,034  MONT BLANC CAPITAL CORPORATION                                  2.55     09/05/2008       1,178,533
          715,813  MONT BLANC CAPITAL CORPORATION++                                2.55     09/08/2008         715,357
        1,375,703  MORGAN STANLEY+/-                                               2.62     10/15/2008       1,375,703
        2,236,916  NATEXIS BANQUES POPULAIRES+++/-                                 2.80     09/08/2008       2,236,863
          447,383  NORDEA NORTH AMERICA INCORPORATED                               2.39     09/16/2008         446,878
          671,075  OLD LINE FUNDING CORPORATION++                                  2.50     09/08/2008         670,655
        3,489,589  PRUDENTIAL PLC++                                                2.42     09/10/2008       3,487,009
        4,026,449  RANGER FUNDING CORPORATION++                                    2.45     09/24/2008       4,019,598
        2,952,729  SALISBURY RECEIVABLES COMPANY++                                 2.50     09/10/2008       2,950,474
        2,684,299  SCALDIS CAPITAL LIMITED++                                       2.60     09/24/2008       2,679,453
        3,972,763  SHEFFIELD RECEIVABLES CORPORATION++                             2.48     09/09/2008       3,970,026
        4,026,449  SOLITAIRE FUNDING LLC++                                         2.45     09/26/2008       4,019,050
        3,579,066  STANFIELD VICTORIA FUNDING LLC+++/-####(a)(i)                   2.79     04/03/2008       2,863,253
        2,013,224  STARBIRD FUNDING CORPORATION++                                  2.70     09/23/2008       2,009,601
        2,147,439  STARBIRD FUNDING CORPORATION++                                  2.76     09/24/2008       2,143,338

                   80 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
      $ 3,847,496  SWEDBANK MORTGAGE AB                                            2.48%    09/19/2008  $    3,842,195
        8,947,664  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(a)(i)                 2.32     10/31/2008       8,947,664
          805,290  TULIP FUNDING CORPORATION++                                     2.45     09/26/2008         803,810
        2,236,916  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-              2.49     10/08/2008       2,236,648
        2,236,916  VICTORIA FINANCE LLC+/-####(a)(i)                               2.48     05/02/2008       1,789,533
        2,236,916  VICTORIA FINANCE LLC+++/-####(a)(i)                             2.22     08/07/2008       1,789,531
                                                                                                           237,307,333
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $258,859,069)                                                256,634,289
                                                                                                        --------------
SHORT-TERM INVESTMENTS: 5.84%
       50,718,476  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                    2.25     09/02/2008      50,718,476
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $50,718,476)                                                             50,718,476
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,156,762,618)*                                                           133.84%                $1,161,840,494
OTHER ASSETS AND LIABILITIES, NET                                                133.84%                  (293,740,415)
                                                                                 ------                 --------------
TOTAL NET ASSETS                                                                 100.00%                $  868,100,079
                                                                                 ------                 --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Long-term security of an affiliate of the fund with a cost of $4,037,157.

@    Foreign bond principal is denominated in US dollars.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $50,718,476.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 81


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
COMMON STOCKS: 98.92%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.02%
           59,505  HINDUSTAN UNILEVER LIMITED                                                           $      330,831
                                                                                                        --------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
            4,900  KURITA WATER INDUSTRIES LIMITED                                                             159,449
            2,200  TOMRA SYSTEMS ASA                                                                            14,891
                                                                                                               174,340
                                                                                                        --------------
AEROSPACE, DEFENSE: 0.07%
           39,567  BE AEROSPACE INCORPORATED+                                                                  947,630
           29,073  ROLLS ROYCE GROUP PLC                                                                       209,830
                                                                                                             1,157,460
                                                                                                        --------------
AGRICULTURAL PRODUCTION CROPS: 0.00%
            1,105  EBRO PULEVA SA                                                                               19,059
           54,500  SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                 21,443
                                                                                                                40,502
                                                                                                        --------------
AGRICULTURAL SERVICES: 0.13%
            4,978  ABB GRAIN LIMITED                                                                            35,081
           31,900  ASIATIC DEVELOPMENT BHD                                                                      52,424
           14,500  ASTRA AGRO LESTARI TBK PT                                                                    28,224
            5,199  AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                      13,987
           11,455  AWB LIMITED                                                                                  28,683
           52,400  CHAODA MODERN AGRICULTURE LIMITED                                                            55,648
           15,000  CHINA GREEN HOLDINGS LIMITED                                                                 13,272
            2,456  CRESUD SACIFYA                                                                               27,016
          154,000  GOLDEN AGRI-RESOURCES LIMITED                                                                68,431
            1,909  GRAIN CORPORATION LIMITED                                                                    14,335
              900  HOKUTO CORPORATION                                                                           20,321
          140,200  IOI CORPORATION BHD                                                                         209,863
           22,500  KUALA LUMPUR KEPONG BHD                                                                      78,633
           43,600  OLAM INTERNATIONAL LIMITED                                                                   64,024
            1,400  SAKATA SEED CORPORATION                                                                      20,819
            3,600  UNITED PLANTATIONS BHD                                                                       12,613
           35,785  VCA ANTECH INCORPORATED+                                                                  1,100,031
            3,000  YARA INTERNATIONAL ASA                                                                      185,752
                                                                                                             2,029,157
                                                                                                        --------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.01%
           30,262  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                       44,815
           22,746  EMPRESA BRASILEIRA DE AERONAUTICA SA                                                        192,992
                                                                                                               237,807
                                                                                                        --------------
AMUSEMENT & RECREATION SERVICES: 0.32%
               20  ACCORDIA GOLF COMPANY LIMITED                                                                20,531
           19,611  ARISTOCRAT LEISURE LIMITED                                                                   98,506
              500  ARUZE CORPORATION                                                                            12,946
            1,500  AVEX GROUP HOLDINGS INCORPORATED                                                             15,433
           21,800  BALLY TECHNOLOGIES INCORPORATED+                                                            746,214
           44,700  BEC WORLD PCL                                                                                29,110
           31,200  BERJAYA SPORTS TOTO BHD                                                                      41,821
           60,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                      13,088
            1,141  CLUB MEDITERRANEE+                                                                           51,466

                   82 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
AMUSEMENT & RECREATION SERVICES (continued)
            1,500  DAIICHIKOSHO COMPANY LIMITED                                                         $       15,423
            1,861  FLIGHT CENTRE LIMITED                                                                        30,297
               11  FUJI TELEVISION NETWORK INCORPORATED                                                         15,789
              917  GESTEVISION TELECINCO SA                                                                     11,797
            1,414  GREAT CANADIAN GAMING CORPORATION+                                                           11,399
            1,200  H.I.S COMPANY LIMITED                                                                        14,788
            1,900  HEIWA CORPORATION                                                                            16,930
            6,777  INFORMA PLC                                                                                  52,474
           14,128  INTERNATIONAL GAME TECHNOLOGY                                                               302,763
           13,233  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                  524,953
            1,614  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                            20,257
            5,760  KANGWON LAND INCORPORATED                                                                   101,115
               74  KUONI REISEN HOLDING                                                                         35,178
           10,365  LADBROKERS PLC                                                                               42,602
           15,000  LI NING COMPANY LIMITED                                                                      37,263
           14,795  LIFE TIME FITNESS INCORPORATED+<<                                                           523,003
            2,636  Lottomatica SpA                                                                              81,109
           72,300  MEDIA PRIMA BHD                                                                              32,102
            8,400  NAMCO BANDAI HOLDINGS INCORPORATED                                                          103,310
              140  NIPPON TELEVISION NETWORK CORPORATION                                                        13,931
            4,627  OPAP SA                                                                                     162,039
            2,100  ORIENTAL LAND COMPANY LIMITED                                                               138,083
               14  PACIFIC GOLF GROUP INTERNATIONAL                                                             12,990
              664  PADDY POWER PLC                                                                              15,537
            1,797  PARTYGAMING PLC                                                                               6,815
           25,577  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                      283,649
          147,415  RESORTS WORLD BHD                                                                           117,098
            2,880  RESORTTRUST INCORPORATED                                                                     31,008
               12  ROUND ONE CORPORATION                                                                         9,840
            7,100  SEGA SAMMY HOLDINGS INCORPORATED                                                             67,343
            3,000  SHOCHIKU COMPANY LIMITED                                                                     16,619
           18,880  TABCORP HOLDINGS LIMITED                                                                    137,919
           47,996  TATTERSALL'S LIMITED                                                                        107,444
           10,167  TEN NETWORK HOLDINGS LIMITED                                                                 14,659
            7,540  TICKETMASTER+<<                                                                             161,578
            3,000  TOEI COMPANY LIMITED                                                                         16,415
           11,000  TOKYO DOME CORPORATION                                                                       50,284
           12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                 19,415
               30  USJ COMPANY LIMITED                                                                          17,923
            5,631  WILLIAM HILL PLC                                                                             28,967
           19,959  WMS INDUSTRIES INCORPORATED<<                                                               670,622
            1,200  YOSHIMOTO KOGYO COMPANY LIMITED                                                              11,936
                                                                                                             5,113,781
                                                                                                        --------------
APPAREL: 0.00%
           37,000  China Hongxing Sports Limited                                                                 9,739
                                                                                                        --------------
APPAREL & ACCESSORY STORES: 0.83%
           13,448  ABERCROMBIE & FITCH COMPANY CLASS A                                                         705,348
            1,100  ADERANS COMPANY LIMITED                                                                      17,537
            3,388  ADIDAS-SALOMON AG                                                                           198,342
           28,768  AEROPOSTALE INCORPORATED+<<                                                               1,002,852
            3,300  AOKI HOLDINGS INCORPORATED                                                                   43,447
            3,400  AOYAMA TRADING COMPANY LIMITED                                                               61,545
            1,272  BEIERSDORF AG                                                                                73,879
          144,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                        144,609

                   Wells Fargo Advantage Master Portfolios 83


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
APPAREL & ACCESSORY STORES (continued)
            2,512  BULGARI SPA                                                                          $       25,690
           18,938  CATO CORPORATION                                                                            333,498
              461  CHARLES VOEGELE HOLDING AG                                                                   23,937
           74,978  CHARMING SHOPPES INCORPORATED+<<                                                            404,881
          118,841  CHICO'S FAS INCORPORATED+                                                                   682,147
           58,000  CHINA DONGXIANG GROUP COMPANY                                                                23,258
            2,000  CHIYODA COMPANY LIMITED                                                                      29,185
           22,845  CHRISTOPHER & BANKS CORPORATION<<                                                           219,769
           11,400  CITIZEN HOLDINGS COMPANY LIMITED                                                             78,725
          181,689  COMPAL ELECTRONIC INCORPORATED                                                              162,984
            2,549  DEBENHAMS PLC                                                                                 2,300
              356  DOUGLAS HOLDING AG                                                                           15,839
           28,491  DRESS BARN INCORPORATED+<<                                                                  463,264
            3,000  FAST RETAILING COMPANY LIMITED                                                              302,808
            3,183  FINISH LINE INCORPORATED CLASS A                                                             38,482
              950  GEOX SPA                                                                                     11,541
           48,000  GIORDANO INTERNATIONAL LIMITED                                                               17,416
            9,000  HANKYU DEPARTMENT STORES                                                                     55,370
            6,422  HMV GROUP PLC                                                                                15,445
            3,755  INDUSTRIA DE DISENO TEXTIL SA                                                               174,633
           21,284  J.CREW GROUP INCORPORATED+<<                                                                562,110
           12,791  KOHL'S CORPORATION+                                                                         628,933
            4,180  L'OREAL SA                                                                                  414,905
           58,500  LIMITED BRANDS                                                                            1,216,800
              519  LOTTE SHOPPING COMPANY LIMITED                                                              141,226
           12,300  MARUI COMPANY LIMITED                                                                        89,886
            3,051  NEXT PLC                                                                                     58,870
            2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                           21,313
           26,809  NORDSTROM INCORPORATED                                                                      833,760
              653  ORIFLAME COSMETICS SA                                                                        37,749
           48,028  PACIFIC SUNWEAR OF CALIFORNIA+                                                              304,017
            1,430  PINAULT-PRINTEMPTS-REDOUTE SA                                                               166,293
              730  POINT INCORPORATED                                                                           24,409
              122  PUMA AG RUDOLF DASSLER SPORT                                                                 38,326
          142,531  QUANTA COMPUTER INCORPORATED                                                                214,214
            2,386  REITMAN'S CANADA LIMITED CLASS A                                                             36,741
            1,000  RIGHT ON COMPANY LIMITED                                                                     11,056
           26,430  ROSS STORES INCORPORATED                                                                  1,062,750
            3,000  SEIKO HOLDINGS CORPORATION CLASS C                                                           11,195
              900  SHIMANURA COMPANY LIMITED                                                                    50,403
           13,000  SHISEIDO COMPANY LIMITED                                                                    304,379
           25,236  SIGNET GROUP PLC                                                                             28,812
              816  SWATCH GROUP AG                                                                              36,657
              504  SWATCH GROUP AG CLASS B                                                                     118,455
           11,000  TAKASHIMAYA COMPANY LIMITED                                                                  94,035
           18,357  TRUWORTHS INTERNATIONAL LIMITED                                                              74,388
           14,419  UNDER ARMOUR INCORPORATED+                                                                  486,064
            1,900  UNI-CHARM CORPORATION                                                                       141,350
            1,900  UNITED ARROWS LIMITED                                                                        13,177
           18,368  URBAN OUTFITTERS INCORPORATED+<<                                                            654,268
           17,500  Yue Yuen Industrial Holdings Limited                                                         48,484
                                                                                                            13,253,756
                                                                                                        --------------

                   84 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.49%
            7,091  BILLABONG INTERNATIONAL LIMITED                                                      $       77,602
           96,000  BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                      15,167
            6,414  BURBERRY GROUP PLC                                                                           52,208
            9,076  GUESS? INCORPORATED<<                                                                       338,263
            5,000  GUNZE LIMITED                                                                                21,155
            7,951  HENNES & Mauritz AB Class B                                                                 394,017
            1,094  HERMES INTERNATIONAL                                                                        155,363
            2,749  INFOSYS TECHNOLOGIES LIMITED                                                                108,770
           57,500  JONES APPAREL GROUP INCORPORATED                                                          1,141,950
            1,000  KATAKURA INDUSTRIES COMPANY LIMITED                                                          12,472
           64,100  LIZ CLAIBORNE INCORPORATED                                                                1,039,061
               43  LPP SA+                                                                                      26,532
            3,000  MIZUNO CORPORATION                                                                           15,022
            1,650  NOBEL BIOCARE HOLDING AG                                                                     55,340
            5,000  ONWARD KASHIYAMA COMPANY LIMITED                                                             54,300
           24,269  PHILLIPS-VAN HEUSEN CORPORATION                                                             923,678
            9,294  POLO RALPH LAUREN CORPORATION                                                               705,229
           11,500  PORTS DESIGN LIMITED                                                                         28,745
          113,304  POU CHEN CORPORATION                                                                         86,232
           82,994  QUIKSILVER INCORPORATED+<<                                                                  639,884
            3,000  SANYO SHOKAI LIMITED                                                                         14,296
           12,706  THE GYMBOREE CORPORATION+<<                                                                 498,711
            3,000  THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                       24,745
            4,000  TOKYO STYLE COMPANY LIMITED                                                                  33,284
           17,500  VF CORPORATION                                                                            1,386,875
            5,000  WACOAL CORPORATION                                                                           58,798
           34,000  YGM TRADING LIMITED                                                                          23,263
                                                                                                             7,930,962
                                                                                                        --------------
APPLICATIONS SOFTWARE: 0.01%
           17,158  Wipro Limited<<                                                                             198,690
AUTO PARTS & EQUIPMENT: 0.01%
            4,240  Hyundai Autonet Company Limited                                                              14,846
           96,200  Somboon Advance Technology PCL                                                               35,682
        1,551,500  Yarnapund PCL                                                                                38,969
                                                                                                                89,497
                                                                                                        --------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
            1,800  Tokai Rika Company Limited                                                                   26,098
                                                                                                        --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.67%
          108,714  Toyota Motor Corporation                                                                  4,850,644
           19,075  Advance Auto Parts Incorporated                                                             820,988
            1,200  Autobacs Seven Company Limited                                                               33,347
           25,855  AutoNation Incorporated+<<                                                                  293,454
            6,800  AutoZone Incorporated+<<                                                                    933,164
            5,118  Bayerische Motoren Werke AG                                                                 209,379
           11,200  Bridgestone Corporation                                                                     188,420
            1,200  Canadian Tire Corporate Limited Class A                                                      60,995
           31,982  CarMax Incorporated+<<                                                                      473,334
           28,439  Copart Incorporated+                                                                      1,251,600
               24  D'ieteren SA                                                                                  6,038
            9,616  Freeworld Coatings Limited                                                                    9,359
           22,000  Hotai Motor Company Limited                                                                  55,269
           92,300  Nissan Motor Company Limited                                                                701,119

                   Wells Fargo Advantage Master Portfolios 85


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (continued)

           20,500  O'REILLY AUTOMOTIVE INCORPORATED+                                                    $      596,960
            3,010  PEUGEOT SA                                                                                  143,010
            1,420  USS COMPANY LIMITED                                                                          97,681
                                                                                                            10,724,761
                                                                                                        --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.05%
            3,749  BAJAJ AUTO LIMITED                                                                           41,320
            3,188  GHABBOUR AUTO+                                                                               26,570
           11,340  RYDER SYSTEM INCORPORATED                                                                   731,657
                                                                                                               799,547
                                                                                                        --------------
BANKING: 0.00%
              569  EFG INTERNATIONAL                                                                            17,255
               40  ST. GALLER KANTONALBANK                                                                      17,033
                5  YACHIYO BANK LIMITED                                                                         12,130
                                                                                                                46,418
                                                                                                        --------------
BEVERAGES: 0.00%
            2,737  COCA-COLA ICECEK URETIM AS+                                                                  24,811
                                                                                                        --------------
BIOPHARMACEUTICALS: 0.02%
           22,743  THERAVANCE INCORPORATED+<<                                                                  309,987
                                                                                                        --------------
BUILDING: 0.00%
            1,216  BOVIS HOMES GROUP PLC                                                                         9,665
                                                                                                        --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.61%
            4,977  AMEC PLC                                                                                     76,343
            6,846  BALFOUR BEATTY PLC                                                                           51,271
            3,720  BARRATT DEVELOPMENTS PLC                                                                      9,918
            1,697  BELLWAY PLC                                                                                  18,920
            1,204  BERKELEY GROUP HOLDINGS PLC                                                                  18,581
              958  BILFINGER BERGER AG                                                                          67,365
            5,799  CARILLION PLC                                                                                34,655
           18,100  CENTEX CORPORATION                                                                          293,582
          184,900  CH KARNCHANG PCL                                                                             23,653
          200,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                           339,425
            5,000  COMSYS HOLDINGS CORPORATION                                                                  44,282
           35,000  CONTINENTAL ENGINEERING CORPORATION+                                                         15,816
           35,602  CSR LIMITED                                                                                  80,790
            1,283  DAELIM INDUSTRIAL COMPANY LIMITED                                                            79,078
            4,234  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                            44,966
           23,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                        226,013
           59,800  DIALOG GROUP BHD                                                                             19,801
           53,310  DR HORTON INCORPORATED                                                                      664,243
            1,172  EIFFAGE SA                                                                                   77,855
            7,293  ENKA INSAAT VE SANAYI AS                                                                     64,651
            1,422  FLEETWOOD CORPORATION LIMITED                                                                11,175
          147,600  GAMUDA BHD                                                                                  111,737
            5,412  GLOBE TRADE CENTRE SA+                                                                       59,248
            1,860  GS ENGINEERING & CONSTRUCTION CORPORATION                                                   142,823
              500  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY
                      LIMITED                                                                                    7,717
           45,000  HASEKO CORPORATION                                                                           45,674
            5,153  HASTIE GROUP LIMITED                                                                         12,101
              673  HOCHTIEF AG                                                                                  56,680
            3,639  HOLCIM LIMITED                                                                              261,647

                   86 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS (continued)
            2,963  HYUNDAI DEVELOPMENT COMPANY                                                          $      111,909
            2,554  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                          130,894
           33,000  IJM CORPORATION BHD                                                                          48,849
           13,306  IMPREGILO SPA                                                                                71,018
           82,400  ITALIAN-THAI DEVELOPMENT PCL                                                                 10,493
            9,000  JGC CORPORATION                                                                             172,344
            2,686  JM AB                                                                                        32,168
           49,000  KAJIMA CORPORATION                                                                          150,839
              589  KIER GROUP PLC                                                                               12,368
            6,000  KINDEN CORPORATION                                                                           57,317
            1,860  KONINKLIJKE BAM GROEP NV                                                                     32,808
            1,172  KUMHO INDUSTRIAL COMPANY LIMITED                                                             15,748
          151,700  LAND & HOUSES PCL                                                                            29,182
            5,243  LEIGHTON HOLDINGS LIMITED                                                                   206,898
              826  LENNAR CORPORATION CLASS B                                                                    9,317
            5,000  MAEDA CORPORATION                                                                            15,248
            2,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                      12,813
           25,900  MALAYSIAN RESOURCES CORPORATION BHD+                                                          5,820
            5,300  MDC HOLDINGS INCORPORATED                                                                   219,685
            1,000  NCC AB                                                                                       13,082
           90,747  NEW WORLD DEVELOPMENT LIMITED                                                               137,732
            7,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                      15,477
           23,000  OBAYASHI CORPORATION                                                                        106,387
            9,000  OKUMURA CORPORATION                                                                          32,410
              406  PBG SA+                                                                                      42,310
            4,800  PEAB AB                                                                                      32,530
            8,500  PENTA-OCEAN CONSTRUCTION COMPANY LIMITED+                                                     9,713
            4,747  PERSIMMON PLC                                                                                32,132
              625  POLNORD SA+                                                                                  12,828
           34,558  PYI CORPORATION LIMITED                                                                       3,356
              100  ROCKWOOL INTERNATIONAL AS                                                                     9,693
           18,751  RYLAND GROUP INCORPORATED                                                                   434,648
           16,000  SEKISUI CHEMICAL COMPANY LIMITED                                                             99,096
           21,000  SEKISUI HOUSE LIMITED                                                                       198,469
           30,000  SEMBCORP INDUSTRIES LIMITED                                                                  87,082
           26,000  SHIMIZU CORPORATION                                                                         109,682
           46,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                   90,868
          291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL                                                     28,756
              446  STRABAG SE                                                                                   27,479
           48,000  TAISEI CORPORATION                                                                          109,267
           16,685  TAYLOR WOODROW PLC                                                                           16,398
           11,000  TODA CORPORATION                                                                             39,586
           25,836  TOLL BROTHERS INCORPORATED+                                                                 642,800
            8,065  UNITED CONSTRUCTION GROUP LIMITED                                                            94,660
            5,000  UNITED ENGINEERS                                                                              9,474
           51,000  UNITED FIBER SYSTEM LIMITED                                                                   3,043
           40,191  URBI DESARROLLOS URBANOS SA DE CV+                                                          112,645
            4,564  VINCI SA                                                                                    790,418
           21,871  WALTER INDUSTRIES INCORPORATED                                                            2,051,500
           11,000  YANLORD LAND GROUP LIMITED                                                                   12,282
            1,878  YIT OYJ                                                                                      29,212
           27,700  YTL CORPORATION BHD                                                                          52,042
           10,000  ZELAN BHD                                                                                     5,094
              182  ZPH STALPRODUKT SA                                                                           42,929
                                                                                                             9,840,808
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 87


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.43%
           42,000  ASAHI GLASS COMPANY LIMITED                                                          $      445,873
            7,000  CENTRAL GLASS COMPANY LIMITED                                                                27,284
           10,600  DAIKIN INDUSTRIES LIMITED                                                                   357,309
            4,800  DCM JAPAN HOLDINGS COMPANY LIMITED                                                           35,032
           22,202  FASTENAL COMPANY<<                                                                        1,152,950
           19,969  FLETCHER BUILDING LIMITED                                                                   104,010
              800  FLSMIDTH & COMPANY A/S                                                                       64,142
           21,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                       49,455
              622  GEBERIT AG                                                                                   90,533
            1,859  GRAFTON GROUP PLC                                                                            10,417
           58,230  HOME DEPOT INCORPORATED                                                                   1,579,198
            1,000  KCI KONECRANES OYJ                                                                           33,006
            2,000  KEIYO COMPANY LIMITED                                                                         9,973
           34,665  KINGFISHER PLC                                                                               83,734
            1,140  KINGSPAN GROUP PLC                                                                           12,978
            2,600  KOMERI COMPANY LIMITED                                                                       75,914
           66,794  LOWE'S COMPANIES INCORPORATED                                                             1,645,804
           13,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                           120,161
           23,000  NIPPON SHEET GLASS COMPANY LIMITED                                                          117,783
            1,435  REECE AUSTRALIA LIMITED                                                                      24,592
            1,300  RINNAI CORPORATION                                                                           47,078
            1,161  RONA INCORPORATED+                                                                           14,761
           18,607  SANDVIK AB                                                                                  230,602
            9,000  SANWA SHUTTER CORPORATION                                                                    33,508
              805  SCHINDLER HOLDING AG                                                                         55,302
            4,140  SCHNEIDER ELECTRIC SA                                                                       416,148
           89,000  TECHTRONIC INDUSTRIES COMPANY                                                                82,856
              484  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                30,113
            1,242  WIENERBERGER AG                                                                              32,592
                                                                                                             6,983,108
                                                                                                        --------------
BUSINESS SERVICES: 5.98%
          266,760  3COM CORPORATION+                                                                           565,531
           15,371  ACI WORLDWIDE INCORPORATED+<<                                                               278,523
           48,496  ACTIVISION BLIZZARD INCORPORATED+                                                         1,591,639
            2,517  ADECCO SA                                                                                   118,103
           10,166  ADMINISTAFF INCORPORATED                                                                    278,548
           24,944  ADOBE SYSTEMS INCORPORATED+                                                               1,068,352
            7,745  ADVENT SOFTWARE INCORPORATED+<<                                                             358,206
            8,857  AEGIS GROUP PLC                                                                              18,036
           13,792  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                          734,286
           25,642  AKAMAI TECHNOLOGIES INCORPORATED+                                                           587,202
           12,607  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                        809,874
              336  ALTRAN+                                                                                       2,948
            1,596  ALTRAN TECHNOLOGIES SA+                                                                      13,942
           38,229  ANSYS INCORPORATED+                                                                       1,695,456
           12,377  ARBITRON INCORPORATED<<                                                                     593,601
           56,678  ARIBA INCORPORATED+<<                                                                       834,867
            3,691  ASIAN PAINTS LIMITED                                                                        102,853
            1,947  ASSECO POLAND SA                                                                             52,974
            5,982  ASX LIMITED                                                                                 179,477
              916  ATOS ORIGIN SA+                                                                              49,229
            5,644  AUSDRILL LIMITED                                                                             12,309
           37,607  AUTODESK INCORPORATED+                                                                    1,336,177
            2,848  AUTONOMY CORPORATION PLC+                                                                    59,475

                   88 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
           65,330  AVIS BUDGET GROUP INCORPORATED+                                                      $      497,815
           32,114  AVOCENT CORPORATION+                                                                        753,716
           30,700  BMC SOFTWARE INCORPORATED+<<                                                                999,592
              985  BOLSAS Y MARCADOS ESPANOLES                                                                  29,389
           51,706  BRAMBLES LIMITED                                                                            339,265
           18,700  CA INCORPORATED                                                                             447,117
           13,268  CACI INTERNATIONAL INCORPORATED CLASS A+                                                    672,024
           41,100  CADENCE DESIGN SYSTEMS INCORPORATED+                                                        328,389
            9,628  CAPITA GROUP PLC                                                                            123,876
            9,841  CERNER CORPORATION+<<                                                                       453,178
            4,600  CGI GROUP INCORPORATED+                                                                      50,211
           37,784  CHECK POINT SOFTWARE TECHNOLOGIES+                                                          925,330
           37,000  CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                        7,637
          234,000  CHINA UNICOM LIMITED                                                                        370,188
           10,462  CHOICEPOINT INCORPORATED+                                                                   509,081
           29,600  CITRIX SYSTEMS INCORPORATED+                                                                895,992
           25,402  COGNEX CORPORATION                                                                          513,882
           48,148  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                       1,411,699
           31,766  COMPUTER SCIENCES CORPORATION+                                                            1,493,955
           16,393  COMPUTERSHARE LIMITED                                                                       126,321
           55,883  COMPUWARE CORPORATION+                                                                      638,743
           25,377  CONVERGYS CORPORATION+                                                                      374,311
           22,627  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                     427,650
            2,600  CSK HOLDINGS CORPORATION                                                                     41,020
               15  CYBERAGENT INCORPORATED                                                                      14,333
            1,600  DAISEKI COMPANY LIMITED                                                                      51,781
            1,850  DAVIS SERVICE GROUP PLC                                                                      11,465
            2,629  DCC PLC                                                                                      63,594
            2,478  DE LA RUE                                                                                    39,650
           34,699  DELUXE CORPORATION                                                                          572,880
               17  DENA COMPANY LIMITED                                                                         82,941
               74  DENTSU INCORPORATED                                                                         148,807
           17,723  DIGITAL RIVER INCORPORATED+<<                                                               775,381
           19,745  DIMENSION DATA HOLDINGS PLC                                                                  18,977
              743  DISCOUNT INVESTMENT CORPORATION                                                              16,618
            7,045  DST SYSTEMS INCORPORATED+<<                                                                 435,029
              800  DTS CORPORATION                                                                              11,181
           74,768  EARTHLINK INCORPORATED+<<                                                                   696,838
           53,608  EBAY INCORPORATED+                                                                        1,336,447
           14,332  ELECTRONIC ARTS INCORPORATED+                                                               699,545
           36,821  ELECTRONICS FOR IMAGING INCORPORATED+<<                                                     610,860
           17,023  EXPERIAN GROUP LIMITED                                                                      128,224
           35,448  F5 NETWORKS INCORPORATED+                                                                 1,209,131
            7,132  FACTSET RESEARCH SYSTEMS INCORPORATED                                                       447,248
           31,174  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                         681,152
            1,415  FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                       45,605
           26,314  FISERV INCORPORATED+                                                                      1,364,644
            7,014  FOCUS MEDIA HOLDING LIMITED+<<                                                              229,498
            6,081  FORRESTER RESEARCH INCORPORATED+<<                                                          210,342
           21,000  GALLANT VENTURE LIMITED+                                                                      9,672
            1,693  GARDA WORLD SECURITY CORPORATION CLASS A+                                                    20,282
            2,863  GEMALTO NV+                                                                                 122,360
           40,073  GLG PARTNERS INCORPORATED+<<                                                                332,205
           12,087  GLOBAL PAYMENTS INCORPORATED                                                                582,714
           10,785  GOOGLE INCORPORATED CLASS A+                                                              4,996,583
           24,931  GREATEK ELECTRONIC INCORPORATED                                                              26,641

                   Wells Fargo Advantage Master Portfolios 89


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
           84,000  GUANGDONG INVESTMENT LIMITED                                                         $       28,521
            4,345  HAVAS SA                                                                                     16,844
            4,000  HAW PAR CORPORATION LIMITED                                                                  17,938
           53,636  HENRY JACK & ASSOCIATES INCORPORATED                                                      1,074,329
              700  HITACHI INFORMATION SYSTEMS LIMITED                                                          15,245
           29,075  HLTH CORPORATION+<<                                                                         361,984
              687  HOMESERVE PLC                                                                                18,020
           38,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                      497,324
           13,130  HOUSING DEVELOPMENT FINANCE CORPORATION                                                     692,852
            9,000  HYFLUX LIMITED                                                                               17,939
              717  I-FLEX SOLUTIONS LIMITED                                                                     19,454
              237  ILIAD SA                                                                                     24,434
           24,915  INDUSTREA LIMITED                                                                            11,554
           13,463  INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                 25,378
           38,226  INFORMATICA CORPORATION+                                                                    644,873
           24,277  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                        1,002,155
           33,267  ITAUSA INVESTIMENTOS ITAU SA                                                                316,343
           94,683  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                              890,020
            5,289  INTERSERVE PLC                                                                               40,416
           19,947  INTERWOVEN INCORPORATED+                                                                    293,620
            1,200  INTRUM JUSTITIA AB                                                                           18,731
           48,042  INTUIT INCORPORATED+<<                                                                    1,444,623
            2,831  INVOCARE LIMITED                                                                             12,763
              407  IPSOS                                                                                        13,684
            2,812  IRESS MARKET TECHNOLOGY LIMITED                                                              15,378
           29,187  IRON MOUNTAIN INCORPORATED+                                                                 843,796
              718  JC DECAUX SA                                                                                 15,901
           23,684  JUNIPER NETWORKS INCORPORATED+<<                                                            608,679
              795  JYSKE BANK+                                                                                  44,516
               12  KABU.COM SECURITIES COMPANY LIMITED                                                          10,955
               16  KAKAKU.COM INCORPORATED                                                                      46,473
               22  KENEDIX INCORPORATED                                                                         12,531
           45,138  KEPPEL CORPORATION LIMITED                                                                  313,465
              900  KOEI COMPANY LIMITED                                                                         12,643
            2,384  KONE OYJ                                                                                     73,836
            4,000  KYOWA EXEO CORPORATION                                                                       39,108
            9,807  LAMAR ADVERTISING COMPANY+<<                                                                364,330
           15,636  LENDER PROCESSING SERVICES INCORPORATED                                                     520,679
            1,470  LG DACOM CORPORATION                                                                         27,525
           23,209  LOGICACMG PLC                                                                                56,482
              452  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                    12,707
           30,166  MAN GROUP PLC                                                                               310,848
           63,000  MARUBENI CORPORATION                                                                        389,805
            3,259  MASTERCARD INCORPORATED CLASS A                                                             790,470
           26,012  MCAFEE INCORPORATED+                                                                      1,029,035
           39,600  MENTOR GRAPHICS CORPORATION+<<                                                              483,120
            3,363  MICHAEL PAGE INTERNATIONAL PLC                                                               22,406
          383,071  MICROSOFT CORPORATION                                                                    10,454,008
           56,100  MITSUBISHI CORPORATION                                                                    1,541,015
            3,000  MITSUI-SOKO COMPANY LIMITED                                                                  14,756
               44  MONEX BEANS HOLDINGS INCORPORATED                                                            21,786
           51,000  MONEYGRAM INTERNATIONAL INCORPORATED+<<                                                      86,700
           18,445  MONSTER WORLDWIDE INCORPORATED+<<                                                           360,415
              700  MOSHI MOSHI HOTLINE INCORPORATED                                                             18,825
           64,677  MPS GROUP INCORPORATED+                                                                     745,079
           26,285  NCR CORPORATION+                                                                            695,501

                   90 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
            8,300  NETEASE.COM INCORPORATED ADR+<<                                                      $      216,713
           22,894  NETFLIX INCORPORATED+<<                                                                     706,051
              500  NIPPON KANZAI COMPANY LIMITED                                                                13,452
            1,400  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                    15,480
           68,150  NOVELL INCORPORATED+                                                                        438,205
              600  NS SOLUTIONS CORPORATION                                                                      9,656
           14,485  NWS HOLDINGS LIMITED                                                                         31,982
              600  OPEN TEXT CORPORATION+                                                                       21,332
          179,815  ORACLE CORPORATION+                                                                       3,943,343
           78,446  PARAMETRIC TECHNOLOGY CORPORATION+                                                        1,575,196
            3,458  PATNI COMPUTER SYSTEMS LIMITED                                                               18,014
           57,463  PEROT SYSTEMS CORPORATION CLASS A+                                                        1,022,841
            1,297  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                         49,532
           24,488  PSION PLC                                                                                    41,143
           47,790  QUEST SOFTWARE INCORPORATED+<<                                                              706,814
           65,248  REALNETWORKS INCORPORATED+                                                                  432,594
           29,417  RED HAT INCORPORATED+                                                                       617,757
           44,457  RENT-A-CENTER INCORPORATED+                                                               1,007,396
            1,500  RITCHIE BROS AUCTIONEERS INCORPORATED                                                        39,979
           24,540  ROBERT HALF INTERNATIONAL INCORPORATED                                                      628,224
            3,331  RPS GROUP PLC                                                                                18,167
           34,381  S1 CORPORATION+                                                                             262,327
              983  S1 CORPORATION INCORPORATED (KOREA)                                                          53,992
           16,093  SALESFORCE.COM INCORPORATED+                                                                901,530
           15,385  SAP AG                                                                                      862,016
           16,451  SATYAM COMPUTER SERVICES LIMITED<<                                                          366,199
            4,800  SECURITAS AB                                                                                 64,860
            5,403  SECURITAS SYSTEMS AB CLASS B                                                                  9,719
            7,640  SEEK LIMITED                                                                                 34,252
              117  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                             149,915
          197,500  SHENZHEN INTERNATIONAL HOLDINGS                                                              15,564
            1,020  SHREE CEMENT LIMITED                                                                         13,614
            4,000  SIA ENGINEERING COMPANY                                                                       7,129
           37,000  SINGAPORE EXCHANGE LIMITED                                                                  163,386
                4  SO-NET ENTERTAINMENT CORPORATION                                                             11,342
              216  SOFTWARE AG                                                                                  15,800
            1,700  SOHGO SECURITY SERVICES COMPANY LIMITED                                                      19,346
           39,900  SONICWALL INCORPORATED+                                                                     260,946
           29,364  SOTHEBY'S HOLDINGS INCORPORATED                                                             791,066
           37,863  SPHERION CORPORATION+                                                                       196,130
            2,200  SQUARE ENIX COMPANY LIMITED                                                                  72,521
           18,906  SRA INTERNATIONAL INCORPORATED CLASS A+                                                     443,913
            7,000  STELLA INTERNATIONAL                                                                         11,134
              900  SUMISHO COMPUTER SYSTEMS                                                                     16,017
            4,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                           14,695
           26,500  SWIRE PACIFIC LIMITED                                                                       264,699
           38,368  SYMANTEC CORPORATION+<<                                                                     855,990
           16,000  TAIWAN SECOM+                                                                                27,834
           32,815  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                               822,672
            4,846  TAYLOR NELSON SOFRES PLC                                                                     24,163
              559  TELEPERFORMANCE                                                                              19,964
           17,207  TELETECH HOLDINGS INCORPORATED+                                                             265,332
          309,736  TELMEX INTERNACIONAL SAB DE CV+                                                             219,890
              863  TEMENOS GROUP AG+                                                                            22,645
           17,450  THE BRINK'S COMPANY                                                                       1,217,661
              187  THOMSON REUTERS ADR<<                                                                        31,440

                   Wells Fargo Advantage Master Portfolios 91


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
          126,102  TIBCO SOFTWARE INCORPORATED+                                                         $    1,032,775
              800  TKC AS                                                                                       14,242
              600  TOKYU LIVABLE INCORPORATED                                                                    3,845
           14,076  TOMKINS PLC                                                                                  38,024
              929  TOMTOM NV+                                                                                   22,946
            1,700  TOPPAN FORMS COMPANY LIMITED                                                                 20,434
           39,741  TOTAL SYSTEM SERVICES INCORPORATED                                                          791,641
            7,659  TOWER AUSTRALIA GROUP LIMITED                                                                19,460
            8,100  TOYOTA TSUSHO CORPORATION                                                                   138,502
            1,810  TRAVIS PERKINS PLC                                                                           22,043
          231,602  UNISYS CORPORATION+                                                                         947,252
           49,900  UNITED ONLINE INCORPORATED<<                                                                525,447
              876  USG PEOPLE NV                                                                                15,854
           44,020  VALUECLICK INCORPORATED+<<                                                                  567,418
           31,500  VERISIGN INCORPORATED+<<                                                                  1,007,055
           12,488  VIAD CORPORATION                                                                            390,625
            4,200  VIGNETTE CORPORATION+                                                                        57,246
            1,430  VIOHALCO SA                                                                                  11,708
            6,234  VMWARE INCORPORATED+<<                                                                      247,490
           19,264  WEBSENSE INCORPORATED+<<                                                                    436,137
           53,500  WHARF HOLDINGS LIMITED                                                                      193,348
           52,800  WIND RIVER SYSTEMS INCORPORATED+<<                                                          583,440
               13  WORKS APPLICATIONS COMPANY LIMITED+                                                          14,696
           18,868  WPP GROUP PLC                                                                               183,651
            1,726  WS ATKINS PLC                                                                                29,153
           58,250  YAHOO! INCORPORATED+                                                                      1,128,885
              520  YAHOO! JAPAN CORPORATION                                                                    199,290
              700  ZENRIN COMPANY LIMITED                                                                       10,256
                                                                                                            95,982,871
                                                                                                        --------------
CASINO & GAMING: 0.05%
            4,328  MGM MIRAGE+<<                                                                               152,302
           11,856  PENN NATIONAL GAMING INCORPORATED+                                                          400,970
            2,799  WYNN RESORTS LIMITED+<<                                                                     267,081
                                                                                                               820,353
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 7.38%
           53,694  ABBOTT LABORATORIES                                                                       3,083,646
            2,458  ACTELION LIMITED+                                                                           141,092
            2,300  ADEKA CORPORATION                                                                            16,653
            2,600  AGRIUM INCORPORATED                                                                         219,915
            1,900  AICA KOGYO COMPANY LIMITED                                                                   16,776
            4,544  AIR LIQUIDE SA                                                                              551,916
            6,740  AIR PRODUCTS & CHEMICALS INCORPORATED                                                       619,069
            6,000  AIR WATER INCORPORATED                                                                       74,120
            4,882  AKZO NOBEL NV                                                                               297,914
           14,650  ALBEMARLE CORPORATION                                                                       582,191
           18,309  ALBERTO-CULVER COMPANY                                                                      478,963
           31,922  ALEXION PHARMACEUTICALS INCORPORATED+<<                                                   1,439,044
           44,552  ALKERMES INCORPORATED+<<                                                                    595,660
              180  AMOREPACIFIC CORPORATION                                                                    106,823
            4,573  APP PHARMACEUTICALS INCORPORATED+                                                           108,243
            3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                        21,620
           49,000  ASAHI KASEI CORPORATION                                                                     230,128
           18,300  ASTELLAS PHARMA INCORPORATED                                                                824,265
           25,260  ASTRAZENECA PLC                                                                           1,231,476

                   92 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
           18,900  AVERY DENNISON CORPORATION                                                           $      911,736
           17,107  BARR PHARMACEUTICALS INCORPORATED+                                                        1,155,407
           16,318  BASF AG                                                                                     941,452
           20,600  BATU KAWAN BHD                                                                               50,212
           13,407  BIOGEN IDEC INCORPORATED+                                                                   682,819
           41,089  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                   1,238,422
            1,400  BIOVAIL CORPORATION                                                                          15,295
           68,125  BRISTOL-MYERS SQUIBB COMPANY                                                              1,453,788
            9,497  CABOT CORPORATION                                                                           262,782
            3,906  CARDIOME PHARMA CORPORATION+                                                                 34,469
           30,222  CELANESE CORPORATION CLASS A                                                              1,165,360
            8,993  CF INDUSTRIES HOLDINGS INCORPORATED                                                       1,370,533
           10,473  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                    687,134
              417  CHEMRING GROUP PLC                                                                           17,680
           46,772  CHEMTURA CORPORATION                                                                        308,227
           36,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                      24,352
           85,000  CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                 30,545
           16,000  CHINA PHARMACEUTICAL GROUP LIMITED+                                                           5,262
            1,181  CHRISTIAN DIOR SA                                                                           125,630
            8,600  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                       142,054
            2,000  CHUGOKU MARINE PAINTS LIMITED+                                                               14,561
           27,617  CHURCH & DWIGHT COMPANY INCORPORATED                                                      1,726,063
            1,144  CIBA SPECIALTY CHEMICALS AG                                                                  28,178
              645  CIECH SA                                                                                     15,981
            3,406  CLARIANT AG                                                                                  30,590
              207  CLARINS                                                                                      16,824
           22,100  CLOROX COMPANY                                                                            1,306,110
           23,676  COLGATE-PALMOLIVE COMPANY                                                                 1,800,086
            1,741  CRODA INTERNATIONAL                                                                          21,925
           20,210  CSL LIMITED                                                                                 705,336
           23,762  CUBIST PHARMACEUTICALS INCORPORATED+<<                                                      523,477
           19,989  CYTEC INDUSTRIES INCORPORATED                                                             1,015,441
           11,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                           55,781
           24,000  DAIICHI SANKYO COMPANY LIMITED                                                              722,039
           25,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                       55,405
            6,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                    53,170
              608  DC CHEMICAL COMPANY LIMITED                                                                 164,284
           15,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                          42,294
           31,844  DOW CHEMICAL COMPANY                                                                      1,086,836
            5,130  DR. REDDYS LABORATORIES LIMITED                                                              67,488
              500  EARTH CHEMICAL COMPANY LIMITED                                                               12,756
           15,467  EASTMAN CHEMICAL COMPANY                                                                    932,969
           29,538  ECOLAB INCORPORATED                                                                       1,351,068
           31,191  EI DU PONT DE NEMOURS & COMPANY                                                           1,386,128
           10,100  EISAI COMPANY LIMITED                                                                       401,666
            7,369  ELAN CORPORATION PLC+                                                                       101,411
           33,400  ELI LILLY & COMPANY                                                                       1,558,110
           28,336  ETERNAL CHEMICAL COMPANY LIMITED                                                             21,744
            1,500  FANCL CORPORATION                                                                            17,731
           29,614  FERRO CORPORATION                                                                           652,693
           20,000  FIBRECHEM TECHNOLOGIES LIMITED                                                                6,621
           12,017  FMC CORPORATION                                                                             883,730
           13,969  FOREST LABORATORIES INCORPORATED+<<                                                         498,554
          205,000  FORMOSA CHEMICALS & FIBRE CORPORATION                                                       352,022
          231,000  FORMOSA PLASTICS CORPORATION                                                                450,139
            1,818  FRUTAROM INDUSTRIES LIMITED                                                                  17,695

                   Wells Fargo Advantage Master Portfolios 93


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
           21,203  GENENTECH INCORPORATED+                                                              $    2,093,796
           11,953  GENZYME CORPORATION+                                                                        935,920
           42,502  GILEAD SCIENCES INCORPORATED+                                                             2,239,005
               95  GIVAUDAN SA                                                                                  79,053
           93,029  GLAXOSMITHKLINE PLC                                                                       2,189,056
              672  H LUNDBECK AS                                                                                15,610
            4,453  HANWHA CHEMICAL CORPORATION                                                                  41,977
           36,872  HB FULLER COMPANY                                                                           961,253
            2,007  HENKEL KGAA                                                                                  70,130
            3,542  HENKEL KGAA PREFERRED                                                                       138,820
            2,070  HIKMA PHARMACEUTICALS PLC                                                                    15,743
            3,500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                               155,458
            5,100  HITACHI CHEMICAL COMPANY LIMITED                                                             92,778
              569  HONAM PETROCHEMICAL CORPORATION                                                              33,646
           18,707  HUNTSMAN CORPORATION                                                                        244,126
           26,315  IDEXX LABORATORIES INCORPORATED+                                                          1,481,535
            9,806  IMCLONE SYSTEMS INCORPORATED+                                                               631,506
           30,763  IMMUCOR INCORPORATED+<<                                                                     990,876
            2,538  INCITEC PIVOT LIMITED                                                                       345,227
              490  INTERCELL AG+                                                                                21,443
           12,772  INTERMUNE INCORPORATED+<<                                                                   242,285
           16,015  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                             643,963
           33,129  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                               1,176,742
           13,706  INVITROGEN CORPORATION+                                                                     581,957
              346  IPSEN                                                                                        18,742
          363,121  IRPC PCL                                                                                     41,784
           10,000  ISHIHARA SANGYO KAISHA LIMITED+                                                              16,696
           21,807  ISRAEL CHEMICALS LIMITED                                                                    361,988
            3,656  JOHNSON MATTHEY PLC                                                                         108,182
            8,600  JSR CORPORATION                                                                             148,158
            2,252  K+S AG                                                                                      271,788
            3,000  KAKEN PHARMACEUTICAL COMPANY LIMITED                                                         26,871
          368,000  KALBE FARMA TBK PT                                                                           29,963
           12,000  KANEKA CORPORATION                                                                           75,366
            9,000  KANSAI PAINT COMPANY LIMITED                                                                 56,779
           19,000  KAO CORPORATION                                                                             537,947
              301  KCC CORPORATION                                                                              98,734
            1,400  KEMIRA OYJ                                                                                   17,498
           49,686  KING PHARMACEUTICALS INCORPORATED+                                                          568,408
           20,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                         92,250
            2,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                        43,509
              700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                     23,722
            2,897  KONINKLIJKE DSM NV                                                                          166,736
            2,000  KYORIN COMPANY LIMITED                                                                       26,979
           15,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                           164,037
            8,346  LA SEDA DE BARCELONA SA+                                                                     11,459
            1,325  LANXESS                                                                                      50,948
              431  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                   74,517
            1,100  LINTEC CORPORATION                                                                           19,478
            9,000  LION CORPORATION                                                                             43,677
              705  LONZA GROUP AG                                                                               99,522
           13,842  LUBRIZOL CORPORATION                                                                        733,488
           12,486  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                           84,303
              600  MANDOM CORPORATION                                                                           16,076
           55,529  MEDAREX INCORPORATED+                                                                       409,804
           22,223  MEDICINES COMPANY+                                                                          541,352

                   94 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
           74,913  MERCK & COMPANY INCORPORATED                                                         $    2,672,147
            1,271  MERCK KGAA                                                                                  145,638
            1,400  METHANEX CORPORATION                                                                         35,508
            8,427  MINERALS TECHNOLOGIES INCORPORATED                                                          553,485
            1,900  MIRACA HOLDINGS INCORPORATED                                                                 42,377
           47,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                    268,730
           16,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                 90,622
           31,000  MITSUI CHEMICALS INCORPORATED                                                               153,005
           24,808  MONSANTO COMPANY                                                                          2,834,314
              300  MURAMOTO ELECTRON THAILAND PCL                                                                  981
           60,672  MYLAN LABORATORIES INCORPORATED+<<                                                          782,062
           22,639  NALCO HOLDING COMPANY                                                                       517,754
          313,000  NAN YA PLASTICS CORPORATION                                                                 489,671
           26,657  NBTY INCORPORATED+                                                                          886,079
              800  NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                     21,646
            2,000  NIHON PARKERIZING COMPANY LIMITED                                                            27,901
            6,000  NIPPON KAYAKU COMPANY LIMITED                                                                38,182
            9,000  NIPPON PAINT COMPANY LIMITED                                                                 32,346
            2,000  NIPPON SHINYAKU COMPANY LIMITED                                                              24,918
            6,000  NIPPON SHOKUBAI COMPANY LIMITED                                                              38,479
            5,000  NIPPON SODA COMPANY LIMITED                                                                  24,340
            6,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                           65,734
            5,800  NITTO DENKO CORPORATION                                                                     174,101
            6,000  NOF CORPORATION                                                                              24,963
            1,400  NOVA CHEMICALS CORPORATION                                                                   40,610
           42,487  NOVARTIS AG                                                                               2,366,888
            6,840  NOVO NORDISK AS CLASS B                                                                     381,822
            2,637  NUFARM LIMITED                                                                               37,288
           45,255  OLIN CORPORATION                                                                          1,217,812
           13,400  OM GROUP INCORPORATED+                                                                      497,140
              289  OMEGA PHARMA SA                                                                              14,627
            4,300  ONO PHARMACEUTICAL COMPANY LIMITED                                                          225,161
           23,490  ONYX PHARMACEUTICALS INCORPORATED+<<                                                        960,036
           33,660  ORIENTAL UNION CHEMICAL CORPORATION+                                                         24,540
              844  ORION OYJ                                                                                    15,890
            8,961  OSI PHARMACEUTICALS INCORPORATED+<<                                                         452,531
           23,374  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                332,846
           24,153  PAREXEL INTERNATIONAL CORPORATION+                                                          767,341
              173  PAZ OIL COMPANY LIMITED                                                                      25,526
           48,409  PDL BIOPHARMA INCORPORATED+                                                                 584,297
            2,943  PETKIM PETROKIMYA HOLDING SA                                                                 13,417
          239,848  PFIZER INCORPORATED                                                                       4,583,495
           11,540  PHARMERICA CORPORATION+<<                                                                   273,152
            5,628  PPG INDUSTRIES INCORPORATED                                                                 353,776
           14,402  PRAXAIR INCORPORATED                                                                      1,293,876
          141,420  PROCTER & GAMBLE COMPANY                                                                  9,866,873
           37,895  PT TEMPO SCAN PACIFIC TBK                                                                     2,236
           20,400  PTT CHEMICAL PCL                                                                             40,812
            3,917  PZ CUSSONS PLC                                                                               12,426
           10,241  RANBAXY LABORATORIES LIMITED                                                                120,093
           10,691  RECKITT BENCKISER GROUP                                                                     540,478
            6,569  RECORDATI SPA                                                                                45,965
            2,099  RHODIA SA                                                                                    40,822
              638  RICHTER GEDEON PLC                                                                          126,434
               44  RIETER HOLDING AG                                                                            14,254
           24,853  ROHM & HAAS COMPANY                                                                       1,865,218

                   Wells Fargo Advantage Master Portfolios 95


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
            4,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                 $       47,749
           82,088  RPM INTERNATIONAL INCORPORATED                                                            1,773,101
            3,000  SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                       9,168
            8,883  SANOFI-AVENTIS SA                                                                           630,209
           17,805  SANOFI-AVENTIS SA ADR                                                                       631,187
            3,200  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                        86,606
            3,000  SANYO CHEMICAL INDUSTRIES LIMITED                                                            14,683
              400  SAWAI PHARMACEUTICAL COMPANY LIMITED                                                         17,650
              120  SCHERING AG                                                                                  18,438
           74,024  SCHERING-PLOUGH CORPORATION                                                               1,436,066
            1,400  SEIKAGAKU CORPORATION                                                                        14,586
           31,654  SENSIENT TECHNOLOGIES CORPORATION                                                           924,613
           16,229  SEPRACOR INCORPORATED+                                                                      298,614
            1,010  SGL CARBON AG+                                                                               60,614
           14,900  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                          828,890
           11,000  SHIONOGI & COMPANY LIMITED                                                                  247,983
           10,492  SHIRE LIMITED                                                                               184,844
              333  SHISEIDO COMPANY LIMITED                                                                      7,886
           44,000  SHOWA DENKO KK                                                                              116,979
            9,866  SIDI KERIR PETROCHEMCIALS COMPANY                                                            30,309
           42,051  SIGMA PHARMACEUTICALS LIMITED                                                                46,679
           17,644  SIGMA-ALDRICH CORPORATION                                                                 1,001,473
          114,000  SINOCHEM HONG KONG HOLDING LIMITED                                                           74,097
           14,771  SMITH & NEPHEW PLC                                                                          177,259
            4,995  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                               191,909
            1,193  SOLVAY SA                                                                                   146,065
              867  STADA ARZNEIMITTEL AG                                                                        47,216
           10,468  STERLITE INDUSTRIES INDIA LIMITED ADR                                                        41,313
              700  SUMIDA ELECTRIC                                                                              13,541
            7,000  SUMITOMO BAKELITE COMPANY LIMITED                                                            36,113
           61,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                           374,303
            1,646  SYMRISE AG                                                                                   28,356
            1,758  SYNGENTA AG                                                                                 471,688
           35,000  TAIWAN FERTILIZER COMPANY LIMITED                                                           107,670
           14,000  TAIYO NIPPON SANSO CORPORATION                                                              124,905
            3,000  TAKASAGO INTERNATIONAL CORPORATION                                                           16,693
           28,600  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                     1,494,072
            7,000  TANABE SEIYAKU COMPANY LIMITED                                                               98,073
              332  TESSENDERLO CHEMIE NV                                                                        18,358
            7,045  TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      333,685
           34,292  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                              1,623,383
          611,100  THAI PETROCHEM                                                                               72,764
            6,700  THE MOSAIC COMPANY                                                                          715,158
           72,700  TITAN CHEMICALS CORPORATION                                                                  22,234
            6,000  TOAGOSEI COMPANY LIMITED                                                                     22,630
            8,000  TOKAI CARBON COMPANY LIMITED                                                                 82,019
            9,000  TOKUYAMA CORPORATION                                                                         60,872
            1,000  TOKYO OHKA KOKYO                                                                             18,126
           22,000  TOSOH CORPORATION                                                                            79,912
            6,000  TOYO INK MANUFACTURING COMPANY LIMITED                                                       19,659
            3,609  TRANSPORTADORA DE GAS DEL SUR SA<<                                                           12,992
            2,000  TSUMURA & COMPANY                                                                            55,749
           13,969  TURK SISE VE CAM FABRIKALARI AS                                                              18,846
           36,000  UBE INDUSTRIES LIMITED JAPAN                                                                128,699
            2,614  UCB SA                                                                                      102,220
          161,000  UNILEVER INDONESIA TBK PT                                                                   126,844

                   96 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
            9,501  UNITED THERAPEUTICS CORPORATION+<<                                                   $    1,008,341
           48,402  USEC INCORPORATED+<<                                                                        278,796
           62,912  VALSPAR CORPORATION                                                                       1,488,498
           21,500  VERTEX PHARMACEUTICALS INCORPORATED+                                                        577,490
            3,441  VICTREX PLC                                                                                  51,014
              259  WACKER CHEMIE AG                                                                             47,589
           25,800  WR GRACE & COMPANY+                                                                         678,282
           46,591  WYETH                                                                                     2,016,458
            8,000  ZEON CORPORATION                                                                             32,163
            9,144  ZEP INCORPORATED                                                                            179,131
            1,000  ZERIA PHARMACEUTICAL COMPANY LIMITED                                                         10,034
                                                                                                           118,598,456
                                                                                                        --------------
COAL MINING: 0.92%
           29,650  ALPHA NATURAL RESOURCES INCORPORATED+                                                     2,938,315
           22,844  ARCH COAL INCORPORATED                                                                    1,239,059
           39,170  BHP BILLITON PLC                                                                          1,219,988
          837,000  BUMI RESOURCES TBK PT                                                                       497,573
           11,086  CENTENNIAL COAL COMPANY LIMITED                                                              53,997
          173,962  CHINA COAL ENERGY COMPANY                                                                   291,236
          172,500  CHINA SHENHUA ENERGY COMPANY LIMITED                                                        589,047
            8,221  CONSOL ENERGY INCORPORATED                                                                  556,644
              621  CUDECO LIMITED+                                                                               1,434
            2,529  FELIX RESOURCES LIMITED                                                                      43,350
            1,770  FORDING CANADIAN COAL TRUST                                                                 157,446
           19,513  FOUNDATION COAL HOLDINGS INCORPORATED                                                     1,154,194
           30,000  FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                   16,267
            2,693  GLOUCESTER COAL LIMITED                                                                      26,873
           32,000  HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                            37,102
            3,755  KUMBA IRON ORE LIMITED                                                                      122,526
            4,158  MACARTHUR COAL LIMITED                                                                       47,502
            6,099  MINERAL DEPOSIT LIMITED+                                                                      2,693
            4,901  NEYVELI LIGNITE CORPORATION LIMITED                                                          12,589
           33,140  PATRIOT COAL CORPORATION+<<                                                               1,987,074
           12,519  PEABODY ENERGY CORPORATION                                                                  788,071
           17,508  PENN VIRGINIA CORPORATION<<                                                               1,158,679
           89,000  PT ASTRA INTERNATIONAL INCORPORATED                                                         200,426
           36,500  PT TAMBANG BATUBARA BUKIT ASAM TBK                                                           57,405
           23,584  SASOL LIMITED                                                                             1,298,189
            7,118  SINO GOLD MINING LIMITED+                                                                    25,954
           10,000  STRAITS ASIA RESOURCES LIMITED                                                               17,793
            2,322  UK COAL PLC+                                                                                 18,255
            5,002  WHITEHAVEN COAL LIMITED                                                                      15,499
           88,000  YANZHOU COAL MINING COMPANY LIMITED                                                         152,099
                                                                                                            14,727,279
COMMERCIAL SERVICES: 0.00%
                                                                                                        --------------
            4,000  PARK24 COMPANY LIMITED                                                                       20,803
                                                                                                        --------------
COMMUNICATIONS: 4.20%
           53,900  ADVANCED INFO SERVICE PCL THB                                                               141,676
            2,110  AGORA SA                                                                                     26,994
           36,888  ALCATEL SA                                                                                  224,259
            2,211  ALVARION LIMITED+                                                                            14,118
          834,565  AMERICA MOVIL SA DE CV                                                                    2,146,726
           11,397  AMERICA MOVIL SA DE CV CLASS A+                                                              29,205

                   Wells Fargo Advantage Master Portfolios 97


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           18,538  AMERICAN TOWER CORPORATION CLASS A+                                                  $      766,176
           14,102  ANIXTER INTERNATIONAL INCORPORATED+<<                                                     1,040,869
            9,685  APN NEWS & MEDIA LIMITED                                                                     27,412
            1,753  ARNOLDO MONDADORI EDITORE SPA                                                                 9,594
            1,300  ASATSU-DK INCORPORATED                                                                       33,766
           87,800  ASTRO ALL ASIA NETWORKS PLC                                                                  87,182
          207,205  AT&T INCORPORATED                                                                         6,628,488
           15,840  AUSTAR UNITED COMMUNICATIONS LIMITED+                                                        15,960
           14,200  BCE INCORPORATED+                                                                           538,017
            2,508  BELGACOM SA                                                                                  99,866
              729  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                              19,100
           44,555  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED+                                         79,395
           33,778  BHARTI AIRTEL LIMITED+                                                                      638,727
            3,100  BRASIL TELECOM PARTICIPACOES SA+                                                            101,558
           32,305  BRIGHTPOINT INCORPORATED+                                                                   278,146
           19,725  BRITISH SKY BROADCASTING PLC                                                                167,128
          133,256  BT GROUP PLC                                                                                418,229
           51,297  CABLE & WIRELESS PLC                                                                        165,379
           37,259  CABLEVISION SYSTEMS CORPORATION                                                           1,202,348
          176,500  CARSO GLOBAL TELECOM SA DE CV+                                                              899,429
           21,214  CENTURYTEL INCORPORATED                                                                     819,497
           46,392  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                          4,844
          154,176  CHARTER COMMUNICATIONS INCORPORATED+<<                                                      161,885
          152,000  CHINA MOBILE LIMITED                                                                      1,725,504
           76,500  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                            180,987
          656,000  CHINA TELECOM CORPORATION LIMITED                                                           333,831
          219,000  CHUNGHWA TELECOM COMPANY LIMITED                                                            542,911
           23,072  CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                32,848
          165,870  CINCINNATI BELL INCORPORATED+<<                                                             646,893
                1  CITADEL BROADCASTING CORPORATION<<                                                                1
              350  CITIC 1616 HOLDINGS LIMITED                                                                      79
              394  COGECO CABLE INCORPORATED+                                                                   16,327
            4,296  COLT TELECOM GROUP SA+                                                                       10,091
           87,509  COMCAST CORPORATION CLASS A                                                               1,853,441
           43,000  COMCAST CORPORATION CLASS A SPECIAL (NON VOTING)                                            909,020
           11,025  COMPAL COMMUNICATIONS INCORPORATED                                                           15,067
              896  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                     16,480
           39,874  CROWN CASTLE INTERNATIONAL CORPORATION+                                                   1,491,288
            7,803  CTC MEDIA INCORPORATED+                                                                     151,378
           11,824  CYBERTAN TECHNOLOGY INCORPORATED                                                             17,114
            3,713  CYFROWY POLSAT SA+                                                                           23,705
           36,622  D-LINK CORPORATION                                                                           44,130
            3,066  DAILY MAIL & GENERAL TRUST CLASS A NV                                                        20,699
            1,000  DAIMEI TELECOM ENGINEERING CORPORATION                                                        7,781
            2,000  DENKI KOGYO COMPANY LIMITED                                                                  11,670
           51,654  DEUTSCHE TELEKOM AG                                                                         855,287
           17,500  DIGI.COM BHD                                                                                118,438
           32,043  DIRECTV GROUP INCORPORATED+                                                                 903,933
           33,673  DISH NETWORK CORPORATION+                                                                   949,915
           11,582  DISH TV INDIA LIMITED+                                                                        9,684
           18,527  ECHOSTAR CORPORATION+                                                                       580,636
            1,150  EGYPTIAN COMPANY FOR MOBILE SERVICES                                                         26,760
            2,200  ELISA OYJ                                                                                    46,930
           29,608  EMBARQ CORPORATION                                                                        1,396,313
            9,059  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                   118,372
            1,800  ENIRO AB                                                                                      7,821

                   98 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           16,874  ENTERCOM COMMUNICATIONS CORPORATION<<                                                $      103,100
           13,493  EQUINIX INCORPORATED+<<                                                                   1,086,187
            1,544  EUTELSAT COMMUNICATIONS+                                                                     42,802
           76,343  EXTREME NETWORKS+                                                                           267,201
           43,981  FAIRFAX MEDIA LIMITED                                                                       105,758
            1,757  FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                      15,553
           93,723  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                              136,295
           25,257  FOUNDRY NETWORKS INCORPORATED+                                                              464,476
           22,053  FRANCE TELECOM SA                                                                           650,232
           11,057  FRANCE TELECOM SA ADR                                                                       325,297
              970  GLOBE TELECOM INCORPORATED                                                                   23,124
          123,902  GRUPO TELEVISA SA                                                                           573,556
            5,840  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                 124,828
            2,000  HITACHI KOKUSAI ELECTRIC INCORPORATED                                                        13,801
            8,346  HURRIYET GAZETECILIK VE MATBAACILIK AS                                                       11,724
           18,850  IAC INTERACTIVECORP+                                                                        312,902
           50,926  IDEA CELLULAR LIMITED+                                                                       94,874
           27,700  IDT CORPORATION+<<                                                                           42,935
            4,997  INDEPENDENT NEWS & MEDIA PLC                                                                 10,854
            6,770  INMARSAT PLC                                                                                 63,018
           47,251  ITV PLC                                                                                      38,430
           21,381  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                    527,469
            4,000  JAPAN RADIO COMPANY LIMITED+                                                                  9,118
               46  JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                   34,916
              106  KDDI CORPORATION                                                                            617,260
            3,000  KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                           11,171
           19,114  KINGSTON COMMUNICATIONS (HULL) PLC                                                           13,604
            5,139  KT CORPORATION                                                                              210,724
            3,740  KT FREETEL COMPANY LIMITED                                                                   98,128
            1,998  LAGARDERE SCA                                                                               111,532
            7,713  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                 344,463
            7,535  LIBERTY GLOBAL INCORPORATED+                                                                250,313
            7,710  LIBERTY GLOBAL INCORPORATED SERIES A+                                                       271,238
           26,331  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES
                      A+                                                                                       357,838
              777  M6 METROPOLE TELEVISION                                                                      17,302
           19,843  MAGYAR TELEKOM PLC                                                                          101,725
            8,074  MAHANAGAR TELEPHONE NIGAM LIMITED                                                            18,070
            1,079  MANITOBA TELECOM SERVICES INCORPORATED                                                       42,375
           20,000  MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                    14,351
           10,697  MEDIASET SPA                                                                                 77,664
           21,400  MOBILONE LIMITED                                                                             28,852
              580  MOBISTAR SA                                                                                  42,941
            5,673  MPHASIS LIMITED                                                                              31,042
           70,261  MTN GROUP LIMITED                                                                         1,080,230
           11,178  NEUSTAR INCORPORATED CLASS A+                                                               268,384
            2,686  NICE SYSTEMS LIMITED+                                                                        81,965
           27,947  NII HOLDINGS INCORPORATED+                                                                1,467,776
              166  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                    816,079
            5,940  NORTEL NETWORKS CORPORATION+                                                                 35,915
              298  NTT DOCOMO INCORPORATED                                                                     469,653
           30,114  NTT DOCOMO INCORPORATED ADR<<                                                               471,284
           25,402  ORASCOM TELECOM HOLDING SAE                                                                 259,412
            3,554  PARTNER COMMUNICATIONS                                                                       76,867
          136,000  PCCW LIMITED                                                                                 85,090
            3,370  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                  198,060
           11,676  PORTUGAL TELECOM SGPS SA                                                                    121,988

                   Wells Fargo Advantage Master Portfolios 99


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           25,190  POWER GRID CORPORATION OF INDIA LIMITED                                              $       52,871
              786  PROSIEBENSAT.1 MEDIA AG                                                                       8,024
          109,000  PT INDONESIAN SATELLITE CORPORATION TBK                                                      71,946
            2,716  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES
                   E MULTIMEDIA SGPS SA                                                                         21,342
            2,081  PUBLICIS GROUPE                                                                              69,748
              249  RAKUTEN INCORPORATED                                                                        138,690
           15,580  RCN CORPORATION+<<                                                                          215,939
           10,887  REED ELSEVIER NV                                                                            182,032
           20,458  REED ELSEVIER PLC                                                                           233,816
           32,828  RELIANCE COMMUNICATIONS LIMITED++                                                           295,291
           23,396  RELIANCE INDUSTRIES LIMITED++                                                             2,253,035
           26,855  RENTOKIL INITIAL PLC                                                                         35,506
            8,400  ROGERS COMMUNICATIONS INCORPORATED                                                          304,419
           30,284  ROYAL KPN NV                                                                                513,832
              543  RTL GROUP                                                                                    50,920
          379,400  SAMART CORPORATION PCL                                                                       74,794
           16,135  SAVVIS INCORPORATED+<<                                                                      256,224
           42,546  SBA COMMUNICATIONS CORPORATION+<<                                                         1,486,132
           51,873  SEAT PAGINE GIALLE SPA                                                                        7,884
            5,891  SES FDR                                                                                     142,174
            6,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                    133,716
          188,600  SHIN SATELLITE PCL+                                                                          29,193
           33,937  SINCLAIR BROADCAST GROUP INCORPORATED                                                       240,613
          244,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                        602,455
            1,760  SK TELECOM COMPANY LIMITED                                                                  324,269
            4,812  SKY NETWORK TELEVISION LIMITED                                                               16,304
               33  SKY PERFECT JSAT HOLDINGS INCORPORATED                                                       12,440
            1,941  SOCIETE TELEVISION FRANCAISE 1                                                               33,724
           96,927  SPRINT NEXTEL CORPORATION+                                                                  845,203
           19,000  STARHUB LIMITED                                                                              36,128
              371  SWISSCOM AG                                                                                 118,881
          145,448  TAIWAN MOBILE COMPANY LIMITED                                                               260,036
            2,337  TATA COMMUNICATIONS LIMITED                                                                  21,824
           26,492  TATA TELESERVICES MAHARASHTRA LIMITED+                                                       15,801
              447  TDC AS                                                                                       24,648
            4,654  TELE NORTE LESTE PARTICIPACOES SA                                                           115,522
            5,189  TELE2 AB                                                                                     79,813
            2,951  TELECOM ARGENTINA SA ADR                                                                     39,248
           66,271  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                  151,683
           12,733  TELECOM EGYPT                                                                                39,205
           97,374  TELECOM ITALIA RNC SPA                                                                      123,420
          177,566  TELECOM ITALIA SPA                                                                          285,590
           60,000  TELECOM MALAYSIA BHD                                                                         63,037
            3,803  TELECOMUNICACOES DE SAO PAULO SA                                                            108,724
            1,200  TELEFONAKTIEBOLAGET LM ERICSSON                                                              13,520
           49,778  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                     568,229
           39,044  TELEFONICA DEL PERU SAA+                                                                     39,950
           72,583  TELEFONICA SA                                                                             1,793,419
          309,736  TELEFONOS DE MEXICO SA DE CV                                                                379,837
            5,281  TELEKOM AUSTRIA AG                                                                          113,513
           32,978  TELEKOMUNIKACJA POLSKA SA+                                                                  330,873
            1,178  TELEMAR NORTE LESTE SA                                                                       61,278
              678  TELENET GROUP HOLDING NV+                                                                    15,443
           12,400  TELENOR ASA                                                                                 194,889
            8,493  TELEPHONE & DATA SYSTEMS INCORPORATED                                                       326,131

                   100 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           36,651  TELIASONERA AB                                                                       $      255,419
            9,578  TELKOM SOUTH AFRICA LIMITED                                                                 173,158
          133,703  TELSTRA CORPORATION LIMITED                                                                 496,317
            3,543  TELUS CORPORATION                                                                           142,314
            2,400  TELUS CORPORATION (NON-VOTING)                                                               94,911
           30,000  TENCENT HOLDINGS LIMITED                                                                    254,590
           26,600  TIM PARTICIPACOES SA                                                                         59,238
            5,886  TISCALI SPA+                                                                                 13,103
           60,000  TM INTERNATIONAL SDN BHD+                                                                   110,505
            2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                       36,040
            2,973  TRINITY MIRROR PLC                                                                            5,808
          262,500  TRUE CORPORATION PCL+                                                                        21,466
          270,800  TT&T PCL+                                                                                     5,773
           28,738  TURKCELL ILETISIM HIZMETLERI AS                                                             190,116
              300  TV TOKYO CORPORATION                                                                         11,285
           21,369  TW TELECOM INCORPORATED+<<                                                                  327,800
            4,035  UNITED BUSINESS MEDIA LIMITED                                                                43,614
            1,385  UNITED INTERNET AG                                                                           20,156
            2,282  UNITED STATES CELLULAR CORPORATION+                                                         119,349
           99,724  VERIZON COMMUNICATIONS INCORPORATED                                                       3,502,307
              341  VIACOM INCORPORATED+                                                                         10,097
           20,215  VIVENDI SA                                                                                  780,966
           23,800  VIVO PARTICIPACOES SA                                                                       124,110
          543,726  VODAFONE GROUP PLC                                                                        1,389,519
           39,382  VODAFONE GROUP PLC ADR                                                                    1,006,210
            4,000  VTECH HOLDINGS LIMITED                                                                       23,867
           92,623  WINDSTREAM CORPORATION                                                                    1,150,378
           11,533  YELL GROUP PLC                                                                               22,605
            9,447  ZINWELL CORPORATION+                                                                         17,790
           18,360  ZYXEL COMMUNICATIONS CORPORATION                                                             14,970
                                                                                                            67,420,012
                                                                                                        --------------
COMPUTER TECHNOLOGIES: 0.04%
           21,618  METAVANTE TECHNOLOGIES INCORPORATED+                                                        511,050
              521  UBISOFT ENTERTAINMENT+                                                                       48,599
                                                                                                               559,649
                                                                                                        --------------
COMPUTERS & OFFICE EQUIPMENT: 0.01%
           14,214  AGILYSYS INCORPORATED                                                                       184,924
          243,600  CALCOMP ELECTRONICS PCL THB                                                                  29,739
                                                                                                               214,663
                                                                                                        --------------
CONSTRUCTION: 0.00%
              489  BUDIMEX SA+                                                                                  18,586
                                                                                                        --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.20%
            1,497  BOSKALIS WESTMINSTER                                                                         88,421
           10,478  CHEMED CORPORATION                                                                          458,308
           28,257  EMCOR GROUP INCORPORATED+                                                                   962,716
              155  FLUGHAFEN WIEN AG                                                                            12,572
          142,000  HKC HOLDINGS LIMITED                                                                         23,844
           17,386  INSITUFORM TECHNOLOGY INCORPORATED+<<                                                       319,207
            5,899  IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                     40,703
               11  KOBENHAVNS LUFTHAVNE                                                                          3,530
            3,769  ORASCOM CONSTRUCTION INDUSTRIES                                                             237,773

                   Wells Fargo Advantage Master Portfolios 101


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (CONTINUED)
           27,300  QUANTA SERVICES INCORPORATED+                                                       $       871,962
           63,108  STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                    150,899
            1,110  WELLSTREAM HOLDINGS PLC                                                                      25,224
                                                                                                             3,195,159
                                                                                                        --------------
CONSUMER SERVICES: 0.03%
            1,040  HAKUHODO DY HOLDINGS INCORPORATED                                                            53,006
            4,382  LVMH MOET HENNESSY LOUIS VUITTON SA                                                         465,360
                                                                                                               518,366
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 8.07%
           14,000  77 BANK LIMITED                                                                              79,899
           28,302  ABSA GROUP LIMITED                                                                          399,560
           27,900  AFFIN HOLDINGS BHD                                                                           15,150
           33,916  AFRICAN BANK INVESTMENTS LIMITED                                                            122,002
            3,420  AGRICULTURAL BANK OF GREECE                                                                  11,863
           53,373  AKBANK TAS                                                                                  273,852
            7,938  ALLAHABAD BANK                                                                               11,223
            5,637  ALLIANCE & LEICESTER PLC                                                                     33,429
           16,090  ALLIED IRISH BANKS PLC                                                                      202,774
            6,430  ALPHA BANK AE                                                                               163,617
           14,470  AMCORE FINANCIAL INCORPORATED                                                               127,192
           87,300  AMMB HOLDINGS BHD                                                                            78,309
           12,830  ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                      98,534
           10,732  ANDHRA BANK                                                                                  13,585
           11,483  ANGLO IRISH BANK CORPORATION PLC                                                             99,469
           14,000  AOZORA BANK LIMITED                                                                          27,283
           23,123  ASSOCIATED BANC-CORP<<                                                                      404,653
           17,337  ASTORIA FINANCIAL CORPORATION                                                               378,813
           30,351  ASYA KATILIM BANKASI AS+                                                                     65,893
           70,049  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                               986,405
           10,168  AXIS BANK LIMITED                                                                           165,494
           10,613  BANCA CARIGE SPA                                                                             35,440
           55,229  BANCA MONTE DEI PASCHI DI SIENA SPA                                                         145,075
            1,746  BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                     17,261
            6,183  BANCA POPOLARE DI MILANO SCARL                                                               61,579
           52,376  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                          883,784
            9,665  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                      162,662
            4,656  BANCO BPI SA                                                                                 15,646
           20,566  BANCO BRADESCO SA                                                                           334,599
           66,015  BANCO COMERCIAL PORTUGUES SA                                                                114,053
        1,001,489  BANCO DE CHILE                                                                               73,244
            1,619  BANCO DE CREDITO DEL PERU                                                                     4,992
            4,433  BANCO DE CREDITO E INVERSIONES                                                              126,225
           33,466  BANCO DE ORO+                                                                                30,003
            9,008  BANCO DE SABADE                                                                              70,136
            6,804  BANCO DE VALENCIA SA(A)                                                                      77,863
           31,968  BANCO DO BRASIL SA                                                                          465,399
            1,017  BANCO ESPANOL DE CREDITO SA                                                                  13,898
            3,640  BANCO ESPIRITO SANTO SA                                                                      47,033
            1,141  BANCO GUIPUZCOANO SA                                                                         12,713
            9,933  BANCO ITAU HOLDING FINANCEIRA SA                                                            166,963
            2,243  BANCO MACRO SA                                                                               44,950
            1,704  BANCO PASTOR SA                                                                              16,500
           10,595  BANCO POPOLARE SPA+                                                                         201,820

                   102 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
           12,089  BANCO POPULAR ESPANOL SA                                                             $      127,750
            9,388  BANCO SABADELL SA                                                                           461,109
           80,772  BANCO SANTANDER CENTRAL HISPANO SA                                                        1,373,074
           27,707  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                      470,465
        4,041,047  BANCO SANTANDER CHILE SA                                                                    170,863
           51,523  BANCORPSOUTH INCORPORATED<<                                                               1,186,059
           18,000  BANGKOK BANK PCL (NON VOTING DEPOSITORY
                   RECEIPT)                                                                                     61,048
          565,000  BANK CENTRAL ASIA TBK PT                                                                    194,248
            1,486  BANK HANDLOWY W WARSZAWIE SA                                                                 41,266
           43,193  BANK LEUMI LE-ISRAEL                                                                        178,145
          287,000  BANK MANDIRI PERSERO TBK PT                                                                  87,745
           13,321  BANK MILLENNIUM SA                                                                           40,484
          210,000  BANK NIAGA                                                                                   20,231
          173,010  BANK OF AMERICA CORPORATION                                                               5,387,531
           65,500  BANK OF AYUDHYA PCL                                                                          38,908
            7,611  BANK OF BARODA                                                                               48,618
        1,580,000  BANK OF CHINA LIMITED                                                                       679,165
           56,181  BANK OF EAST ASIA LIMITED                                                                   222,081
              236  BANK OF GREECE                                                                               21,721
            6,796  BANK OF INDIA                                                                                41,109
           18,414  BANK OF IRELAND                                                                             147,608
           15,000  BANK OF KYOTO LIMITED                                                                       156,442
            8,700  BANK OF MONTREAL                                                                            381,250
           39,443  BANK OF NEW YORK MELLON CORPORATION                                                       1,365,122
           17,300  BANK OF NOVA SCOTIA                                                                         799,176
            7,491  BANK OF QUEENSLAND LIMITED                                                                  101,262
           49,200  BANK OF THE PHILIPPINE ISLANDS                                                               49,380
            1,400  BANK OF THE RYUKYUS LIMITED+                                                                 11,185
           52,000  BANK OF YOKOHAMA LIMITED                                                                    278,534
            5,042  BANK PEKAO SA                                                                               400,586
              309  BANK PRZEMYSLOWO HANDLOWY PBK                                                                 9,866
          225,000  BANK RAKYAT INDONESIA                                                                       142,366
              400  BANK SARASIN & CIE AG                                                                        17,238
            1,007  BANK ZACHODNI WBK SA                                                                         77,505
            5,808  BANKINTER SA                                                                                 61,675
               42  BANQUE CANTONALE VAUDOISE WAADTLAENDER
                   KANTONALBANK                                                                                 12,712
                3  BANQUE NATIONALE DE BELGIQUE                                                                 13,195
          138,428  BARCLAYS PLC                                                                                885,787
           18,586  BB&T CORPORATION<<                                                                          557,580
            5,903  BBVA BANCO FRANCES SA+                                                                       34,001
            7,122  BENDIGO BANK LIMITED                                                                         70,093
           15,636  BNP PARIBAS ADR                                                                             707,640
            7,149  BNP PARIBAS SA                                                                              641,302
          124,500  BOC HONG KONG HOLDINGS LIMITED                                                              276,858
            4,203  BOK FINANCIAL CORPORATION                                                                   183,083
            1,396  BRE BANK SA+                                                                                217,079
           99,500  BUMIPUTRA COMMERCE HOLDINGS BHD                                                             243,487
            6,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                          374,698
              739  CANADIAN WESTERN BANK                                                                        16,634
            5,024  CANARA BANK                                                                                  24,366
           33,424  CATHAY GENERAL BANCORP<<                                                                    647,089
            5,000  CENTRAL FINANCE COMPANY LIMITED                                                              10,493
          189,000  CHANG HWA COMMERCIAL BANK                                                                   111,838
           31,000  CHIBA BANK LIMITED                                                                          169,876
            7,202  CHINA BANKING CORPORATION                                                                    86,745
          288,000  CHINA CITIC BANK                                                                            165,082

                   Wells Fargo Advantage Master Portfolios 103


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
          496,162  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                     $      156,378
           24,000  CHINA EVERBRIGHT LIMITED+                                                                   43,088
          134,800  CHINA MERCHANTS BANK COMPANY LIMITED                                                       449,478
            5,000  CHUKYO BANK LIMITED THE+                                                                    13,813
          191,200  CITIGROUP INCORPORATED                                                                   3,630,888
           46,249  CITIZENS REPUBLIC BANCORP INCORPORATED+<<                                                  169,734
            7,732  CITY NATIONAL CORPORATION                                                                  382,657
          136,610  COLONIAL BANCGROUP INCORPORATED<<                                                          863,375
           30,298  COMERICA INCORPORATED                                                                      851,071
           13,180  COMMERCE BANCSHARES INCORPORATED                                                           593,102
           11,816  COMMERCIAL INTERNATIONAL BANK                                                              102,059
           10,540  COMMERZBANK AG                                                                             308,738
           48,013  COMMONWEALTH BANK OF AUSTRALIA                                                           1,727,947
           51,100  COSMOS BANK TAIWAN(A)                                                                        2,625
           17,616  CREDIT AGRICOLE SA                                                                         373,472
            1,169  CREDITO EMILIANO SPA                                                                        10,971
           11,348  CULLEN FROST BANKERS INCORPORATED                                                          631,857
            5,070  DAEGU BANK                                                                                  56,206
            8,000  DAH SING BANKING GROUP LIMITED                                                              11,198
            2,831  DAH SING FINANCIAL HOLDINGS LIMITED                                                         17,347
            7,340  DANSKE BANK                                                                                206,545
           39,000  DBS GROUP HOLDINGS LIMITED                                                                 493,135
            9,255  DEUTSCHE BANK AG                                                                           785,997
            1,633  DEUTSCHE POSTBANK AG                                                                       106,524
           10,135  DEXIA                                                                                      143,232
           19,709  DIME COMMUNITY BANCSHARES                                                                  323,622
           13,800  DNB NOR ASA                                                                                159,991
          151,840  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                     58,486
            5,440  EFG EUROBANK ERGASIAS SA                                                                   109,434
           12,923  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                    113,306
              640  EMPORIKI BANK OF GREECE SA+                                                                 12,442
            5,140  ENERGY SAVINGS ESCROW SHARES+(A)                                                                 0
          143,000  ENTIE COMMERCIAL BANK+(A)                                                                   23,351
           16,500  EON CAPITAL BHD                                                                             21,419
            3,503  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                             209,340
           87,000  FAR EASTERN INTERNATIONAL BANK                                                              22,062
           16,000  FERROCHINA LIMITED                                                                          10,170
           15,729  FIFTH THIRD BANCORP<<                                                                      248,204
           49,460  FIRST BANCORP (PUERTO RICO)<<                                                              467,397
          123,940  FIRST HORIZON NATIONAL CORPORATION+<<                                                    1,391,846
           32,886  FIRST MIDWEST BANCORP INCORPORATED<<                                                       735,989
           74,183  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                               1,109,778
            9,114  FIRSTFED FINANCIAL CORPORATION+                                                            143,090
           49,910  FIRSTMERIT CORPORATION                                                                   1,010,178
          216,714  FIRSTRAND LIMITED                                                                          461,492
           58,081  FNB CORPORATION PA                                                                         678,967
           48,791  FORTIS+                                                                                    541,789
           31,807  FRONTIER FINANCIAL CORPORATION<<                                                           354,648
          240,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                    202,137
           30,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                       105,526
          115,217  FULTON FINANCIAL CORPORATION<<                                                           1,228,213
           14,429  GETIN HOLDING SA+                                                                           61,469
              813  GREEK POSTAL SAVINGS BANK                                                                   10,917
           79,679  GRUPO SECURITY SA                                                                           24,863
           18,000  GUNMA BANK LIMITED                                                                         101,323
           10,004  HANA FINANCIAL GROUP INCORPORATED                                                          354,396

                   104 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
           25,000  HANG SENG BANK LIMITED                                                               $      493,082
           68,394  HBOS PLC                                                                                    391,485
           23,312  HBOS PLC ADR<<                                                                              134,256
            2,182  HDFC BANK LIMITED                                                                            63,023
            4,397  HDFC BANK LIMITED ADR<<                                                                     397,885
            5,000  HIGASHI-NIPPON BANK LIMITED                                                                  16,103
           49,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                       117,144
              479  HOME CAPITAL GROUP INCORPORATED                                                              15,586
           66,300  HONG LEONG BANK BHD                                                                         112,004
            6,000  HONG LEONG SINGAPORE FINANCE LIMITED                                                         13,851
           68,900  HONG LOENG FINANCIAL GROUP BHD                                                               98,381
          209,415  HSBC HOLDINGS PLC                                                                         3,295,096
          195,840  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                  145,537
           96,303  HUDSON CITY BANCORP INCORPORATED                                                          1,775,827
           73,996  HUNTINGTON BANCSHARES INCORPORATED<<                                                        541,651
            2,090  HYPO REAL ESTATE HOLDING AG                                                                  50,868
            3,660  ICICI BANK LIMITED                                                                           55,723
           17,440  ICICI BANK LIMITED ADR                                                                      540,989
            3,899  INDIAN BANK                                                                                  11,118
            9,647  INDIAN OVERSEAS BANK                                                                         19,528
        3,486,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA
                   CLASS H                                                                                   2,386,980
            5,970  INDUSTRIAL BANK OF KOREA                                                                     84,793
              152  ING BANK SLASKI SA                                                                           32,789
           33,069  INTERNATIONAL BANCSHARES CORPORATION<<                                                      854,503
          152,594  INTESA SANPAOLO                                                                             819,103
           20,149  INTESA SANPAOLO RNC                                                                          97,512
           18,129  ISRAEL DISCOUNT BANK LIMITED+                                                                29,793
            5,000  JACCS COMPANY LIMITED                                                                        12,191
            7,532  JARDINE STRATEGIC HOLDINGS LIMITED                                                          119,156
           27,000  JOYO BANK LIMITED                                                                           124,310
          121,277  JPMORGAN CHASE & COMPANY                                                                  4,667,952
            3,344  JULIUS BAER HOLDING AG                                                                      203,500
            6,000  KANSAI URBAN BANKING CORPORATION                                                              8,213
           27,000  KASIKORNBANK PCL THB                                                                         56,312
            2,822  KBC GROEP NV                                                                                268,113
           92,650  KEYCORP                                                                                   1,112,723
            6,000  KIATNAKIN FINANCE                                                                             3,329
           26,000  KIYO HOLDINGS                                                                                40,351
            6,200  KOREA EXCHANGE BANK                                                                          77,649
            1,740  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                    56,949
            8,334  KOTAK MAHINDRA BANK LIMITED                                                                 113,802
            1,838  KREDYT BANK SA                                                                               11,309
          127,400  KRUNG THAI BANK PCL                                                                          26,976
              377  LAURENTIAN BANK OF CANADA+                                                                   14,273
              178  LIECHTENSTEIN LANDESBANK                                                                     12,779
           93,576  LLOYDS TSB GROUP PLC                                                                        516,442
           15,714  M&T BANK CORPORATION<<                                                                    1,121,037
            9,929  MACQUARIE GROUP LIMITED                                                                     368,183
           97,125  MALAYAN BANKING BHD                                                                         223,805
          134,800  MALAYSIAN PLANTATIONS BHD                                                                   107,313
           48,302  MARSHALL & ILSLEY CORPORATION+                                                              743,851
            8,588  MEDIOBANCA SPA                                                                              122,335
          371,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                      233,285
          396,470  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                               3,013,593
           41,000  MITSUI TRUST HOLDINGS INCORPORATED                                                          226,041
            5,000  MIYAZAKI BANK LIMITED                                                                        12,808

                   Wells Fargo Advantage Master Portfolios 105


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
              422  MIZUHO FINANCIAL GROUP INCORPORATED                                                  $    1,796,415
           54,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                       77,761
           59,826  NATIONAL AUSTRALIA BANK LIMITED                                                           1,241,398
            2,600  NATIONAL BANK OF CANADA                                                                     122,483
            3,333  NATIONAL BANK OF GREECE SA                                                                  146,931
           24,348  NATIONAL BANK OF GREECE SA ADR                                                              214,506
          127,773  NATIONAL CITY CORPORATION<<                                                                 643,976
            8,355  NATIXIS                                                                                      70,187
           10,227  NEDBANK GROUP LIMITED                                                                       138,148
           68,759  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                 1,133,836
           67,760  NEWALLIANCE BANCSHARES INCORPORATED                                                         928,990
            1,100  NIS GROUP COMPANY LIMITED                                                                     1,344
           28,000  NISHI-NIPPON CITY BANK LIMITED                                                               73,147
           30,290  NORDEA BANK AB                                                                              402,346
            4,039  NORTHERN ROCK PLC(A)                                                                          6,626
            1,400  OKO BANK                                                                                     22,594
           44,938  OLD NATIONAL BANCORP<<                                                                      783,269
           14,000  ORIENT CORPORATION                                                                           20,080
            4,403  ORIENTAL BANK OF COMMERCE                                                                    16,427
           12,788  OTP BANK NYRT+                                                                              573,520
           86,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                 487,344
           31,560  PACIFIC CAPITAL BANCORP<<                                                                   464,248
           16,869  PACWEST BANCORP                                                                             382,589
            4,960  PARK NATIONAL CORPORATION<<                                                                 304,048
           33,100  PHATRA SECURITIES PCL                                                                        26,343
            5,110  PIRAEUS BANK SA                                                                             137,729
           23,973  PKO BANK POLSKI SA                                                                          515,335
           11,991  PNC FINANCIAL SERVICES GROUP<<                                                              862,752
           49,495  POPULAR INCORPORATED<<                                                                      403,384
           29,378  PROSPERITY BANCSHARES INCORPORATED<<                                                        939,215
           18,969  PROVIDENT BANKSHARES CORPORATION<<                                                          146,820
           37,927  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                   578,387
           69,581  PT BANK DANAMON INDONESIA TBK                                                                40,693
          821,500  PT BANK INTERNASIONAL INDONESIA TBK                                                          41,299
          264,000  PT BANK PAN INDONESIA TBK                                                                    26,586
           84,300  PUBLIC BANK BHD                                                                             252,671
            6,035  PUNJAB NATIONAL BANK LIMITED                                                                 65,389
            6,120  PUSAN BANK                                                                                   68,060
            1,008  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                      110,187
           23,430  REGIONS FINANCIAL CORPORATION<<                                                             217,196
              210  RESONA HOLDINGS INCORPORATED                                                                244,422
           73,600  RHB CAPITAL BHD                                                                              90,246
           48,041  RMB HOLDINGS LIMITED                                                                        163,012
           22,900  ROYAL BANK OF CANADA                                                                      1,051,399
          280,199  ROYAL BANK OF SCOTLAND GROUP PLC                                                          1,191,709
               10  SAPPORO HOLDINGS                                                                             53,823
            3,823  SBERBANK                                                                                    900,317
            1,689  SCOTIABANK PERU SA+                                                                          54,947
           18,346  SEKERBANK TAS                                                                                34,769
           10,000  SENSHU BANK LIMITED                                                                          18,188
            8,750  SESA GOA LIMITED+                                                                            31,567
               24  SEVEN BANK LIMITED                                                                           60,975
            8,000  SHIGA BANK                                                                                   52,557
              300  SHIMIZU BANK LIMITED THE                                                                     11,457
          246,876  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                 135,635
           43,000  SHINSEI BANK LIMITED                                                                        146,215

                   106 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
           27,000  SHIZUOKA BANK LIMITED                                                                $      270,524
          107,800  SIAM CITY BANK PCL                                                                           41,873
           21,500  SIAM COMMERCIAL BANK PCL                                                                     47,094
          334,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                  116,324
            8,150  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                    145,737
            1,713  SNS REAAL                                                                                    28,465
          490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                       51,667
            5,778  SOCIETE GENERALE                                                                            557,360
           19,202  SOCIETE GENERALE ADR                                                                        373,732
           49,354  SOUTH FINANCIAL GROUP INCORPORATED<<                                                        335,607
           97,734  SOVEREIGN BANCORP INCORPORATED+                                                             944,113
           20,110  ST. GEORGE BANK LIMITED                                                                     518,622
           56,506  STANDARD BANK GROUP LIMITED                                                                 659,245
           24,639  STANDARD CHARTERED PLC                                                                      666,330
            6,577  STATE BANK OF INDIA LIMITED++                                                               348,227
           49,681  STERLING BANCSHARES INCORPORATED (TEXAS)                                                    488,861
           31,158  STERLING FINANCIAL CORPORATION<<                                                            317,500
              282  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                              1,707,218
           61,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                    364,124
           35,048  SUNCORP-METWAY LIMITED                                                                      340,280
           11,790  SUNTRUST BANKS INCORPORATED                                                                 493,883
            9,000  SURUGA BANK LIMITED                                                                          96,433
           57,034  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                       911,403
           14,625  SVB FINANCIAL GROUP+<<                                                                      819,731
            7,800  SVENSKA HANDELSBANKEN                                                                       187,681
            6,800  SWEDBANK AB                                                                                 119,495
            1,010  SYDBANK AG                                                                                   32,909
            7,938  SYNDICATE BANK                                                                               10,596
           16,000  SYNEAR FOOD HOLDINGS LIMITED                                                                  4,338
           55,317  SYNOVUS FINANCIAL CORPORATION<<                                                             508,916
           91,000  TA CHONG BANK LIMITED                                                                        23,636
          258,000  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                   79,181
           78,000  TAIWAN BUSINESS BANK+                                                                        24,586
           24,222  TCF FINANCIAL CORPORATION<<                                                                 381,497
           15,516  THANACHART CAPITAL PCL                                                                        5,166
              400  THE AICHI BANK LIMITED                                                                       27,541
            5,000  THE AKITA BANK LIMITED                                                                       19,254
            5,000  THE AOMORI BANK LIMITED                                                                      19,173
            8,000  THE AWA BANK LIMITED                                                                         42,311
              600  THE BANK OF IKEDA LIMITED                                                                    20,672
              700  THE BANK OF IWATE LIMITED                                                                    39,586
            7,000  THE BANK OF NAGOYA LIMITED                                                                   38,105
              600  THE BANK OF OKINAWA LIMITED                                                                  21,062
            6,000  THE BANK OF SAGA LIMITED                                                                     17,274
            1,400  THE CHIBA KOGYO BANK LIMITED+                                                                16,832
            8,000  THE CHUGOKU BANK LIMITED                                                                    104,600
            5,000  THE DAISAN BANK LIMITED                                                                      16,779
           12,000  THE DAISHI BANK LIMITED                                                                      47,800
            5,000  THE EHIME BANK LIMITED                                                                       14,594
            6,000  THE EIGHTEENTH BANK LIMITED                                                                  15,879
            7,000  THE FUKUI BANK LIMITED                                                                       21,956
           23,000  THE HACHIJUNI BANK LIMITED                                                                  133,383
           14,000  THE HIGO BANK LIMITED                                                                        80,856
           22,000  THE HIROSHIMA BANK LIMITED                                                                   82,379
           11,000  THE HOKKOKU BANK LIMITED                                                                     40,347

                   Wells Fargo Advantage Master Portfolios 107


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
            8,000  THE HOKUETSU BANK LIMITED                                                            $       17,196
            8,000  THE HYAKUGO BANK LIMITED                                                                     45,084
           14,000  THE HYAKUJUSHI BANK LIMITED                                                                  73,933
           11,000  THE IYO BANK LIMITED                                                                        116,728
           11,000  THE JUROKU BANK LIMITED                                                                      45,576
            3,000  THE KAGAWA BANK LIMITED                                                                      15,555
            7,000  THE KAGOSHIMA BANK LIMITED                                                                   46,332
           10,000  THE KEIYO BANK LIMITED                                                                       46,724
            5,000  THE MICHINOKU BANK LIMITED                                                                   12,083
            4,000  THE MIE BANK LIMITED                                                                         17,296
            7,000  THE MINATO BANK LIMITED                                                                      10,419
            1,100  THE MUSASHINO BANK LIMITED                                                                   32,089
           10,000  THE NANTO BANK LIMITED                                                                       53,945
            9,000  THE OGAKI KYORITSU BANK LIMITED                                                              46,204
            4,000  THE OITA BANK LIMITED                                                                        21,042
            5,000  THE SAN-IN GODO BANK LIMITED                                                                 38,677
            6,000  THE SHIKOKU BANK LIMITED                                                                     21,060
            3,000  THE TOCHIGI BANK LIMITED                                                                     16,435
            6,000  THE TOHO BANK LIMITED                                                                        23,988
            3,000  THE TOKUSHIMA BANK LIMITED                                                                   12,533
            6,200  TISCO BANK PCL                                                                                3,258
        2,682,766  TMB BANK PCL+                                                                                87,754
              800  TOKYO TOMIN BANK LIMITED                                                                     12,876
           12,131  TORONTO-DOMINION BANK                                                                       709,831
            1,801  TORONTO-DOMINION BANK ADR                                                                   104,908
           47,646  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                  465,978
           34,170  TRUSTMARK CORPORATION                                                                       655,722
          110,007  TURKIYE GARANTI BANKASI AS                                                                  325,676
           40,814  TURKIYE IS BANKASI                                                                          193,903
           23,212  TURKIYE VAKIFLAR BANKASI TAO                                                                 43,873
           73,754  UCBH HOLDINGS INCORPORATED<<                                                                431,461
           40,571  UMPQUA HOLDINGS CORPORATION<<                                                               566,371
           42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                   228,140
          231,501  UNICREDITO ITALIANO SPA                                                                   1,245,630
           10,301  UNION BANK OF HONG KONG                                                                      22,566
           10,211  UNION BANK OF INDIA                                                                          32,881
           10,356  UNIONBANCAL CORPORATION<<                                                                   763,030
           11,398  UNIONE DI BANCHE SCPA                                                                       254,786
           29,152  UNITED BANKSHARES INCORPORATED<<                                                            750,664
           30,547  UNITED COMMUNITY BANKS INCORPORATED<<                                                       359,233
            4,444  UNITED MIZRAHI BANK LIMITED                                                                  28,257
           43,000  UNITED OVERSEAS BANK LIMITED                                                                572,342
           59,763  US BANCORP                                                                                1,904,049
              250  VALIANT HOLDING AG                                                                           44,518
           24,806  VALLEY NATIONAL BANCORP<<                                                                   496,368
               62  VERWALTUNGS-UND PRIVAT-BANK AG                                                               12,049
              361  VONTOBEL HOLDINGS AG                                                                         12,014
           75,934  WACHOVIA CORPORATION                                                                      1,206,591
           57,817  WASHINGTON FEDERAL INCORPORATED<<                                                           996,187
           29,392  WASHINGTON MUTUAL INCORPORATED<<                                                            119,038
           35,518  WEBSTER FINANCIAL CORPORATION                                                               757,244
          108,365  WELLS FARGO & COMPANY(L)                                                                  3,280,209
           34,393  WESTERN UNION COMPANY                                                                       949,935
           68,319  WESTPAC BANKING CORPORATION                                                               1,365,338
           43,382  WHITNEY HOLDING CORPORATION<<                                                               939,220
           13,237  WILMINGTON TRUST CORPORATION<<                                                              310,672

                  108 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
            7,000  WING HANG BANK LIMITED                                                               $       79,567
            3,800  WING LUNG BANK LIMITED                                                                       72,418
           15,015  WINTRUST FINANCIAL CORPORATION                                                              349,099
            4,000  YAMAGATA BANK LIMITED                                                                        21,133
            9,000  YAMAGUCHI FINANCIAL GROUP                                                                   103,317
            8,719  YES BANK LIMITED+                                                                            26,381
           20,900  ZIONS BANCORPORATION<<                                                                      560,956
                                                                                                           129,568,338
                                                                                                        --------------
DIVERSIFIED OPERATIONS: 0.05%
            7,785  BOUSTEAD HOLDINGS BHD                                                                        11,412
            2,686  CHARTER PLC                                                                                  46,410
          278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                            42,505
           78,000  HUTCHISON WHAMPOA LIMITED                                                                   724,109
           20,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                      11,840
                                                                                                               836,276
                                                                                                        --------------
DURABLE GOODS - CONSUMER: 0.00%
           29,743  GOODMAN FIELDER LIMITED                                                                      37,503
                                                                                                        --------------
E-COMMERCE/SERVICES: 0.07%
           13,627  AMAZON.COM INCORPORATED+                                                                  1,101,198
                                                                                                        --------------
EATING & DRINKING PLACES: 0.53%
              836  AUTOGRILL SPA                                                                                10,403
           21,267  BOB EVANS FARMS INCORPORATED                                                                596,965
           19,741  BRINKER INTERNATIONAL INCORPORATED                                                          373,500
            5,271  C&C GROUP PLC                                                                                19,010
            1,100  CBRL GROUP INCORPORATED                                                                      28,424
           30,125  CHEESECAKE FACTORY INCORPORATED+<<                                                          463,021
            2,100  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                        145,572
           25,700  DARDEN RESTAURANTS INCORPORATED                                                             752,753
            7,268  DINEEQUITY INCORPORATED<<                                                                   144,342
           11,982  ENTERPRISE INNS PLC                                                                          65,920
           16,692  FU JI FOOD & CATERING SERVICES HOLDINGS
                   LIMITED                                                                                      19,093
            3,909  HEINEKEN NV                                                                                 183,265
            2,300  ITO EN LIMITED                                                                               35,197
           26,100  JACK IN THE BOX INCORPORATED+<<                                                             619,353
              800  KISOJI COMPANY LIMITED                                                                       15,996
            2,914  MARSTON'S PLC                                                                                10,390
           39,514  MCDONALD'S CORPORATION                                                                    2,451,844
            4,377  MITCHELLS & BUTLERS PLC                                                                      22,796
              547  OBRASCON HUARTE LAIN SA                                                                      15,434
           11,386  PF CHANG'S CHINA BISTRO INCORPORATED+                                                       295,808
            4,791  PUNCH TAVERNS PLC                                                                            25,295
           33,204  RUBY TUESDAY INCORPORATED                                                                   232,096
           14,915  SABMILLER PLC                                                                               320,375
            2,000  SAIZERIYA COMPANY LIMITED                                                                    19,953
           14,000  SAPPORO HOLDINGS LIMITED                                                                    102,068
            8,000  TAKARA HOLDINGS INCORPORATED                                                                 55,025
            2,804  TIM HORTONS INCORPORATION                                                                    88,572
           30,935  TRIARC COMPANIES INCORPORATED CLASS B<<                                                     179,732
           16,900  WENDY'S INTERNATIONAL INCORPORATED                                                          410,163
            4,182  WHITBREAD PLC                                                                                85,800
           21,872  YUM! BRANDS INCORPORATED                                                                    780,393
                                                                                                             8,568,558
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 109


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
EDUCATIONAL SERVICES: 0.29%
           21,752  APOLLO GROUP INCORPORATED CLASS A+<<                                                 $    1,385,167
            3,000  BENESSE CORPORATION                                                                         131,529
           57,299  CORINTHIAN COLLEGES INCORPORATED+<<                                                         760,358
            9,557  DEVRY INCORPORATED+<<                                                                       492,950
            6,196  ITT EDUCATIONAL SERVICES INCORPORATED+                                                      550,886
            6,704  NAVITAS LIMITED                                                                              13,685
            6,129  STRAYER EDUCATION INCORPORATED                                                            1,286,109
                                                                                                             4,620,684
                                                                                                        --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.77%
            1,091  ACEA SPA                                                                                     19,225
           22,545  AEM SPA                                                                                      70,464
           30,369  AES CORPORATION+<<                                                                          463,431
           15,363  AGL ENERGY LIMITED                                                                          201,547
           51,749  AGL RESOURCES INCORPORATED                                                                1,710,822
           26,713  ALLEGHENY ENERGY INCORPORATED                                                             1,210,900
           17,082  ALLETE INCORPORATED                                                                         721,202
           17,023  ALLIANT ENERGY CORPORATION                                                                  594,954
           76,091  ALLIED WASTE INDUSTRIES INCORPORATED+                                                     1,022,663
          552,035  ALMENDRAL SA                                                                                 50,601
            1,019  ALSTOM PROJECTS INDIA LIMITED                                                                 8,726
           42,006  AMEREN CORPORATION                                                                        1,758,371
           13,998  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                546,482
           25,734  AQUA AMERICA INCORPORATED<<                                                                 470,675
          395,800  ASIAN INSULATORS PCL                                                                         72,247
              447  ATCO LIMITED                                                                                 20,418
           59,953  ATMOS ENERGY CORPORATION                                                                  1,651,106
          339,271  AU OPTRONICS CORPORATION                                                                    402,806
           35,171  AVISTA CORPORATION                                                                          784,313
           15,992  BABCOCK & BROWN POWER                                                                         2,587
            7,217  BHARAT HEAVY ELECTRICAL LIMITED                                                             277,957
              177  BKW FMB ENERGIE AG                                                                           19,920
           25,523  BLACK HILLS CORPORATION                                                                     862,933
            2,500  BRADESPAR SA                                                                                 49,555
           18,774  BRITISH ENERGY GROUP PLC                                                                    250,711
              306  BROOKFIELD INFRASTRUCTURE PARTNERS LP                                                         5,508
           58,410  CENTERPOINT ENERGY INCORPORATED                                                             927,551
            9,200  CENTRAIS ELECTRICAS BRASILEIRAS SA                                                          165,939
            8,700  CENTRAIS ELECTRICAS BRASILEIRAS SA
                   PREFERRED B                                                                                 131,941
           63,745  CENTRICA PLC                                                                                379,471
            7,540  CEZ AS                                                                                      567,121
           45,000  CHINA POWER INTERNATIONAL DEVELOPMENT
                   LIMITED                                                                                      13,801
           40,000  CHINA RESOURCES POWER HOLDINGS COMPANY                                                       98,329
           27,100  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                   645,770
           10,592  CIA GENERAL DE ELECTRICIDAD SA                                                               61,765
           39,852  CLECO CORPORATION                                                                         1,004,669
           57,000  CLP HOLDINGS LIMITED                                                                        462,410
           45,243  CMS ENERGY CORPORATION<<                                                                    613,948
          956,543  COLBUN SA                                                                                   201,476
            1,202  COMPANIA CERVECERIAS UNIDAS SA ADR                                                           48,791
            9,115  CONSOLIDATED EDISON INCORPORATED                                                            372,804
           10,055  CONTACT ENERGY LIMITED                                                                       58,704
           19,578  COVANTA HOLDING CORPORATION+                                                                544,660
            4,954  CPFL ENERGIA SA                                                                             103,365
           20,339  CROSSTEX ENERGY INCORPORATED<<                                                              662,441
           20,086  DOMINION RESOURCES INCORPORATED                                                             874,344

                  110 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           22,820  DPL INCORPORATED<<                                                                   $      566,392
            5,365  DRAX GROUP PLC                                                                               72,776
           32,874  DTE ENERGY COMPANY<<                                                                      1,385,968
           43,766  DUKE ENERGY CORPORATION                                                                     763,279
            1,600  DUSKIN COMPANY LIMITED                                                                       25,831
           99,107  DYNEGY INCORPORATED CLASS A+                                                                590,678
           32,893  E.ON AG                                                                                   1,920,936
           10,068  EDISON INTERNATIONAL                                                                        462,323
           19,099  EDISON SPA                                                                                   35,470
          142,472  EL PASO CORPORATION<<                                                                     2,387,831
           29,577  EL PASO ELECTRIC COMPANY                                                                    629,694
            5,500  ELECTRIC POWER DEVELOPMENT COMPANY                                                          202,205
            4,580  ELECTRICITE DE FRANCE                                                                       391,701
           10,700  ELECTRICITY GENERATING PCL                                                                   23,053
            1,846  EMERA INCORPORATED                                                                           40,960
          149,915  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                 228,052
            2,452  ENAGAS                                                                                       62,334
            6,000  ENBRIDGE INCORPORATED                                                                       251,629
              390  ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                           24,976
            1,351  ENDESA SA                                                                                    58,333
           73,773  ENEL SPA                                                                                    677,367
            9,984  ENERGEN CORPORATION                                                                         557,507
           31,913  ENERGY EAST CORPORATION                                                                     868,034
              814  ENERGY SAVINGS INCOME FUND                                                                   10,729
          587,564  ENERSIS SA (CHILE)                                                                          202,814
            6,639  ENTERGY CORPORATION                                                                         686,406
           15,239  ENVESTRA LIMITED                                                                              9,108
           23,063  EXELON CORPORATION                                                                        1,751,865
           80,100  FIRST PHILIPPINE HOLDINGS CORPORATION                                                        47,628
           10,584  FIRSTENERGY CORPORATION                                                                     768,822
            2,546  FORTIS INCORPORATED                                                                          62,535
            7,329  FORTUM OYJ                                                                                  300,825
           13,013  FPL GROUP INCORPORATED                                                                      781,561
           63,606  FRONTIER COMMUNICATIONS CORPORATION<<                                                       799,527
            3,194  GAMESA CORPORATION TECNOLOGICA SA                                                           151,061
            1,893  GAS NATURAL SDG SA                                                                           87,699
           44,288  GREAT PLAINS ENERGY INCORPORATED                                                          1,038,556
           56,529  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                               1,495,192
            5,474  HERA SPA                                                                                     18,421
            7,200  HOKURIKU ELECTRIC POWER COMPANY                                                             179,474
           45,605  HONG KONG ELECTRIC HOLDINGS LIMITED                                                         289,557
          204,000  HUANENG POWER INTERNATIONAL INCORPORATED                                                    151,737
           73,126  IBERDROLA SA                                                                                881,120
           30,043  IDACORP INCORPORATED<<                                                                      895,281
           15,433  INTEGRYS ENERGY GROUP INCORPORATED                                                          806,683
           23,930  INTERNATIONAL POWER PLC                                                                     171,779
           20,785  ITC HOLDINGS CORPORATION                                                                  1,164,168
           31,100  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                  763,155
           12,665  KOREA ELECTRIC POWER CORPORATION                                                            383,192
            1,080  KOREA GAS CORPORATION                                                                        77,754
           16,500  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                  363,325
            2,314  LINDE AG                                                                                    291,065
           22,000  MANILA ELECTRIC COMPANY                                                                      26,631
           33,747  MDU RESOURCES GROUP INCORPORATED                                                          1,115,001
           13,710  NATIONAL FUEL GAS COMPANY                                                                   648,620
           29,988  NICOR INCORPORATED<<                                                                      1,376,149

                  Wells Fargo Advantage Master Portfolios 111


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           54,983  NISOURCE INCORPORATED                                                                $      906,120
              816  NORDEX AG+                                                                                   29,531
           31,384  NORTHEAST UTILITIES                                                                         843,916
           17,748  NORTHWEST NATURAL GAS COMPANY<<                                                             864,860
           25,570  NORTHWESTERN CORPORATION                                                                    672,491
           39,742  NRG ENERGY INCORPORATED+<<                                                                1,495,889
           21,056  NSTAR                                                                                       712,535
           18,491  OGE ENERGY CORPORATION                                                                      623,147
           19,472  ONEOK INCORPORATED                                                                          851,121
           74,000  OSAKA GAS COMPANY LIMITED                                                                   269,237
            5,271  PENNON GROUP PLC                                                                             58,781
           40,188  PEPCO HOLDINGS INCORPORATED                                                               1,018,766
          505,000  PERUSAHAAN GAS NEGARA PT                                                                    139,609
           11,200  PETRONAS GAS BHD                                                                             32,913
           11,965  PG&E CORPORATION                                                                            494,513
           46,620  PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                               1,344,987
           20,191  PINNACLE WEST CAPITAL CORPORATION                                                           710,521
           47,201  PNM RESOURCES INCORPORATED                                                                  556,500
          187,000  PNOC ENERGY DEVELOPMENT CORPORATION                                                          18,406
           41,731  PORTLAND GENERAL ELECTRIC COMPANY                                                         1,069,148
           12,566  PPL CORPORATION                                                                             550,014
            8,729  PROGRESS ENERGY INCORPORATED                                                                381,283
            1,690  PUBLIC POWER CORPORATION SA                                                                  42,591
           17,702  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                721,711
           23,663  PUGET ENERGY INCORPORATED                                                                   660,198
            1,227  Q-CELLS AG+                                                                                 123,595
           28,822  QUESTAR CORPORATION                                                                       1,495,574
           16,600  RATCHABURI ELECTRICITY GENERATING HOLDING
                   PCL                                                                                          18,059
            1,710  RED ELECTRICA DE ESPANA                                                                     100,890
            5,599  RELIANCE ENERGY LIMITED                                                                     124,872
           69,293  RELIANT ENERGY INCORPORATED+                                                              1,180,060
            2,142  RENEWABLE ENERGY CORPORATION AS+                                                             65,855
           32,491  REPUBLIC SERVICES INCORPORATED                                                            1,067,979
                7  ROMANDE ENERGIE HOLDING SA                                                                   18,416
            7,315  RWE AG                                                                                      789,093
            9,000  SAIBU GAS COMPANY LIMITED                                                                    21,015
           21,266  SCANA CORPORATION                                                                           833,627
           14,313  SCOTTISH & SOUTHERN ENERGY PLC                                                              376,996
            7,809  SEMPRA ENERGY                                                                               452,297
            3,708  SEVERN TRENT PLC                                                                             91,936
            3,771  SHANKS GROUP PLC                                                                             15,059
            8,300  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                 221,712
            2,500  SHIZUOKA GAS COMPANY LIMITED                                                                  8,381
           47,195  SIERRA PACIFIC RESOURCES                                                                    530,472
           26,638  SOUTHERN COMPANY                                                                            999,191
           16,101  SOUTHERN UNION COMPANY                                                                      419,592
           29,134  SOUTHWEST GAS CORPORATION                                                                   884,217
           21,824  SP AUSNET                                                                                    21,443
           21,137  SPECTRA ENERGY CORPORATION                                                                  559,285
           13,757  STERICYCLE INCORPORATED+                                                                    815,790
            4,897  SUEZ ENVIRONNEMENT SA+                                                                      140,673
           40,712  TECO ENERGY INCORPORATED                                                                    726,302
           80,900  TENAGA NASIONAL BHD                                                                         187,471
           19,033  TERNA SPA                                                                                    76,474
           10,200  THE CHUGOKU ELECTRIC POWER COMPANY
                   INCORPORATED                                                                                229,526
              400  THE OKINAWA ELECTRIC POWER COMPANY
                   INCORPORATED                                                                                 21,255

                   112 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           18,200  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                           $      433,648
           49,300  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                 1,406,553
           82,000  TOKYO GAS COMPANY LIMITED                                                                   342,126
            7,429  TRACTEBEL ENERGIA SA                                                                         90,743
            3,200  TRANSALTA CORPORATION                                                                       111,961
            4,899  TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                        29,352
            3,817  TRUSTPOWER LIMITED                                                                           21,096
           71,052  UGI CORPORATION                                                                           1,953,930
            6,012  UNION FENOSA SA                                                                             152,344
           23,413  UNISOURCE ENERGY CORPORATION<<                                                              752,260
           12,594  UNITED UTILITIES GROUP PLC                                                                  163,866
           51,420  VECTREN CORPORATION                                                                       1,426,391
            6,465  VEOLIA ENVIRONNEMENT                                                                        346,761
            1,003  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                      75,626
           29,394  WASTE CONNECTIONS INCORPORATED+<<                                                         1,067,296
           17,253  WASTE MANAGEMENT INCORPORATED                                                               606,961
           32,663  WGL HOLDINGS INCORPORATED                                                                 1,051,749
           26,700  WILLIAMS COMPANIES INCORPORATED                                                             824,763
           23,472  WISCONSIN ENERGY CORPORATION                                                              1,097,785
            2,000  WOONGJIN COWAY COMPANY LIMITED                                                               60,878
           85,738  XCEL ENERGY INCORPORATED                                                                  1,758,486
           20,000  XINAO GAS HOLDINGS LIMITED                                                                   31,728
                                                                                                            92,706,391
                                                                                                        --------------
ELECTRICAL PRODUCTS: 0.00%
           10,395  INVENTEC APPLIANCES CORPORATION                                                              16,284
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.13%
           16,000  AAC ACOUSTIC TECHNOLOGIES HOLDINGS
                   INCORPORATED+                                                                                12,771
          114,142  ACER INCORPORATED                                                                           227,728
           16,737  ACTEL CORPORATION+                                                                          230,636
           18,249  ACUITY BRANDS INCORPORATED                                                                  794,014
           64,319  ADAPTEC INCORPORATED+                                                                       243,769
           77,900  ADC TELECOMMUNICATIONS INCORPORATED+                                                        798,475
           88,480  ADVANCED MICRO DEVICES INCORPORATED+<<                                                      556,539
          206,283  ADVANCED SEMICONDUCTOR ENGINEERING
                   INCORPORATED+                                                                               148,736
            6,800  ADVANTEST CORPORATION                                                                       142,063
            1,171  AIXTRON AG+                                                                                  12,309
           42,534  ALCO HOLDINGS LIMITED                                                                         8,720
            1,200  ALPINE ELECTRONICS INCORPORATED                                                              12,084
            8,900  ALPS ELECTRIC COMPANY LIMITED                                                                80,438
           47,816  ALTERA CORPORATION                                                                        1,082,554
           16,993  AMETEK INCORPORATED                                                                         824,840
           71,141  AMKOR TECHNOLOGY INCORPORATED+                                                              534,269
           27,935  AMPHENOL CORPORATION CLASS A                                                              1,327,471
            9,000  ANRITSU CORPORATION                                                                          24,660
            3,169  ARCELIK AS                                                                                   12,286
           35,433  ARM HOLDINGS PLC                                                                             71,572
           59,200  ARRIS GROUP INCORPORATED+                                                                   560,033
            5,100  ASIA OPTICAL COMPANY INCORPORATED                                                             9,211
              688  ASM INTERNATIONAL NV+                                                                        17,050
            6,500  ASM PACIFIC TECHNOLOGY                                                                       43,793
          189,550  ASUSTEK COMPUTER INCORPORATED                                                               435,771
           24,800  ATHEROS COMMUNICATIONS INCORPORATED+<<                                                      808,728
           14,764  ATMI INCORPORATED+                                                                          360,094
               14  AXELL CORPORATION                                                                            46,779

                   Wells Fargo Advantage Master Portfolios 113


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
               82  BANG & OLUFSEN AS                                                                    $        3,734
          712,000  BANK OF COMMUNICATIONS LIMITED                                                              816,403
               99  BARCO NV                                                                                      4,623
           46,243  BENCHMARK ELECTRONICS INCORPORATED+                                                         762,547
            1,435  BF UTILITIES LIMITED+                                                                        71,525
           21,246  BROADCOM CORPORATION CLASS A+                                                               511,179
            9,100  BROTHER INDUSTRIES LIMITED                                                                  101,862
           26,000  BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                  9,969
            2,400  CANON ELECTRONICS INCORPORATED                                                               43,761
           43,700  CANON INCORPORATED                                                                        1,959,672
                7  CANON INCORPORATED ADR                                                                          313
            7,738  CELESTICA INCORPORATED+<<                                                                    64,999
           10,845  CERADYNE INCORPORATED+                                                                      488,676
           27,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                9,188
               82  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                              280
           26,900  CHECKPOINT SYSTEMS INCORPORATED+                                                            572,701
           17,640  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                 36,941
          305,844  CHI MEI OPTOELECTRONICS CORPORATION                                                         256,872
           30,000  CHINA WATER AFFAIRS GROUP LIMITED+                                                            6,184
            1,900  CHIYODA INTEGRE COMPANY LIMITED                                                              26,393
            4,245  CHLORIDE GROUP                                                                               19,322
          269,000  CHUNGHWA PICTURE TUBES LIMITED                                                               56,204
            1,304  CIA ENERGETICA DE MINAS GERAIS                                                               23,989
           37,281  CIENA CORPORATION+                                                                          647,944
          274,749  CISCO SYSTEMS INCORPORATED+                                                               6,607,713
            8,000  CLARION COMPANY LIMITED+                                                                     11,432
            2,200  CMK CORPORATION                                                                              13,574
           28,730  CONEXANT SYSTEMS INCORPORATED+                                                              169,220
            2,000  CORONA CORPORATION                                                                           25,847
           34,200  CREE INCORPORATED+<<                                                                        797,202
           23,054  CTS CORPORATION                                                                             305,235
           13,137  CYMER INCORPORATED+<<                                                                       393,322
           23,600  CYPRESS SEMICONDUCTOR CORPORATION+                                                          765,112
           16,000  DAIDO STEEL COMPANY LIMITED                                                                  88,749
            9,000  DAINIPPON SCREEN MANUFACTURING COMPANY
                   LIMITED                                                                                      38,132
            6,000  DAISHINKU CORPORATION                                                                        25,245
            9,900  DARFON ELECTRONICS CORPORATION                                                               18,914
           22,600  DELTA ELECTRONICS (THAILAND) PCL                                                             11,155
            8,414  DIONEX CORPORATION+                                                                         548,509
            8,156  DOLBY LABORATORIES INCORPORATED CLASS A+                                                    331,949
           19,590  DSP GROUP INCORPORATED+                                                                     151,823
            1,900  EIZO NANAO CORPORATION                                                                       38,458
            6,393  ELECTROCOMPONENTS PLC                                                                        20,091
            3,662  ELECTROLUX AB CLASS B                                                                        46,985
           43,000  ELITEGROUP COMPUTER SYSTEMS                                                                  15,052
           37,537  ENERGIAS DE PORTUGAL SA                                                                     190,648
            8,790  ENERGIZER HOLDINGS INCORPORATED+                                                            746,623
            3,900  ENPLAS CORPORATION                                                                           37,656
            1,042  EPCOS AG+                                                                                    26,898
           28,210  EPISTAR CORPORATION                                                                          50,483
           17,584  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                        41,573
              796  EVERTZ TECHNOLOGIES LIMITED                                                                  15,106
              180  EVS BROADCAST EQUIPMENT SA                                                                   15,555
            6,700  FANUC LIMITED                                                                               498,469
           10,300  FARADAY TECHNOLOGY CORPORATION                                                               17,587
            2,016  FIRST SOLAR INCORPORATED+                                                                   557,726

                   114 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
          140,700  FLEXTRONICS INTERNATIONAL LIMITED+                                                   $    1,255,046
            2,400  FOSTER ELECTRIC COMPANY LIMITED                                                              47,192
            1,000  FUNAI ELECTRIC COMPANY LIMITED                                                               21,530
            1,300  FUTABA CORPORATION CHIBA                                                                     21,831
          348,307  GENERAL ELECTRIC COMPANY                                                                  9,787,427
           27,796  GENTEX CORPORATION                                                                          442,790
            4,219  GLOBAL UNICHIP CORPORATION                                                                   28,607
            1,963  GN STORE NORD                                                                                10,966
           70,579  GRAFTECH INTERNATIONAL LIMITED+                                                           1,434,165
           25,000  GS YUASA CORPORATION                                                                        127,837
            2,300  HAMAMATSU PHOTONICS                                                                          57,033
          194,800  HANA MICROELECTRONICS PCL                                                                   100,700
          190,963  HANNSTAR DISPLAY CORPORATION                                                                 50,218
            8,786  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                298,988
           63,101  HARMONIC INCORPORATED+                                                                      555,289
           21,567  HARRIS CORPORATION                                                                        1,129,248
            1,100  HI-LEX CORPORATION                                                                           13,916
              900  HIOKI EE CORPORATION                                                                         16,246
            1,500  HIROSE ELECTRIC COMPANY LIMITED                                                             145,489
            7,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                156,417
            1,400  HORIBA LIMITED                                                                               27,633
            2,200  HOSIDEN CORPORATION                                                                          36,604
           17,206  HUTCHINSON TECHNOLOGY INCORPORATED+                                                         249,315
           15,307  HYNIX SEMICONDUCTOR INCORPORATED+                                                           269,396
            5,200  IBIDEN COMPANY LIMITED                                                                      153,363
            1,100  IDEC CORPORATION                                                                             12,405
           21,151  IMATION CORPORATION                                                                         449,247
              510  INDESIT COMPANY SPA                                                                           5,815
           12,084  INFINEON TECHNOLOGIES AG+                                                                   103,009
          134,713  INNOLUX DISPLAY CORPORATION                                                                 219,004
           95,400  INOTERA MEMORIES INCORPORATED                                                                36,684
          264,834  INTEL CORPORATION                                                                         6,056,754
           20,153  INTERDIGITAL INCORPORATED+<<                                                                534,861
           29,801  INTERNATIONAL RECTIFIER CORPORATION+                                                        622,841
           24,589  INTERSIL CORPORATION CLASS A                                                                576,120
           35,700  JABIL CIRCUIT INCORPORATED                                                                  601,902
           34,422  JDS UNIPHASE CORPORATION+                                                                   349,728
            3,000  JEOL LIMITED                                                                                 10,792
            7,000  JUKI CORPORATION                                                                             12,880
               51  KABA HOLDING                                                                                 13,753
           56,056  KEMET CORPORATION+                                                                           90,811
           19,000  KENWOOD CORPORATION                                                                          16,543
            5,831  KESA ELECTRICALS PLC                                                                         17,124
            1,300  KEYENCE CORPORATION                                                                         262,965
           16,583  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                   31,870
           27,138  KLA-TENCOR CORPORATION                                                                    1,005,734
            3,700  KOA CORPORATION                                                                              21,313
           17,756  KONINKLIJKE PHILIPS ELECTRONICS NV                                                          576,895
            3,147  KONTRON AG                                                                                   40,054
            2,324  KUDELSKI SA                                                                                  29,716
            6,900  KYOCERA CORPORATION                                                                         578,290
           20,259  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                  2,105,720
            7,493  LAIRD GROUP PLC                                                                              51,765
           73,730  LATTICE SEMICONDUCTOR CORPORATION+                                                          172,528
            1,528  LEGRAND SA                                                                                   39,064
            4,571  LG ELECTRONICS INCORPORATED                                                                 421,112

                   Wells Fargo Advantage Master Portfolios 115


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
           17,433  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                               $    1,408,063
           32,882  LINEAR TECHNOLOGY CORPORATION                                                             1,073,268
            9,451  LITTELFUSE INCORPORATED+                                                                    335,321
            1,515  LS CABLE LIMITED                                                                            109,785
            1,600  MABUCHI MOTOR COMPANY LIMITED                                                                74,708
          148,683  MACRONIX INTERNATIONAL                                                                       58,948
            5,701  MAKITA CORPORATION                                                                          147,368
            8,700  MALAYSIAN PACIFIC INDUSTRIES                                                                 18,053
            3,800  MARUBUN CORPORATION                                                                          23,903
           48,935  MEDIATEK INCORPORATED                                                                       561,896
              187  MELEXIS NV                                                                                    2,863
           10,493  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                     515,101
           23,476  METHODE ELECTRONICS INCORPORATED                                                            258,001
           35,335  MICREL INCORPORATED                                                                         325,435
            2,113  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                      1,466
          116,400  MICRON TECHNOLOGY INCORPORATED+                                                             493,536
            1,369  MICRONAS SEMICONDUCTOR HOLDING                                                                8,622
              600  MICRONICS JAPAN COMPANY LIMITED                                                              12,419
           30,657  MICROSEMI CORPORATION+                                                                      843,068
              600  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                 8,669
           14,000  MINEBEA COMPANY LIMITED                                                                      61,392
            2,700  MITSUMI ELECTRIC COMPANY LIMITED                                                             72,001
           13,121  MOLEX INCORPORATED                                                                          316,479
           14,401  MOLEX INCORPORATED CLASS A                                                                  332,087
           17,073  MOOG INCORPORATED CLASS A+<<                                                                809,260
           50,780  MOSEL VITELIC INCORPORATED                                                                   32,810
            8,100  MURATA MANUFACTURING COMPANY LIMITED                                                        355,929
           10,132  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                     47,194
          115,516  NANYA TECHNOLOGY CORPORATION                                                                 38,885
           43,317  NATIONAL GRID PLC                                                                           563,851
           71,000  NEC CORPORATION                                                                             327,200
              800  NEC ELECTRONICS CORPORATION+                                                                 20,260
            8,000  NEC TOKIN CORPORATION                                                                        26,895
           54,983  NETAPP INCORPORATED+                                                                      1,400,967
              408  NEXANS SA                                                                                    51,413
           11,000  NGK INSULATORS LIMITED                                                                      132,017
            1,700  NICHICON CORPORATION                                                                         13,836
            1,000  NIDEC COPAL CORPORATION                                                                      12,482
            7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                          36,623
            3,000  NIDEC SANKYO CORPORATION                                                                     15,938
              300  NIHON DEMPA KOGYO COMPANY LIMITED                                                             6,297
            4,200  NINTENDO COMPANY LIMITED                                                                  1,971,732
           11,000  NIPPON CARBON COMPANY LIMITED                                                                51,469
            3,000  NIPPON CHEMI-CON CORPORATION                                                                 10,603
            8,000  NISSIN ELECTRIC COMPANY LIMITED                                                              34,995
            1,300  NITTO KOGYO CORPORATION                                                                      12,094
           66,313  NOKIA OYJ                                                                                 1,660,304
              557  NORDDEUTSCHE AFFINERIE AG                                                                    25,781
            1,600  NORITZ CORPORATION                                                                           14,964
           21,623  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                 46,437
           16,900  NOVELLUS SYSTEMS INCORPORATED+<<                                                            383,123
           39,543  NTPC LIMITED                                                                                156,159
               45  NTT DATA CORPORATION                                                                        184,706
           24,973  NVIDIA CORPORATION+                                                                         315,659
              111  OC OERLIKON CORPORATION AG+                                                                  25,961
           34,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                        46,109

                   116 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
            3,000  OLYMPUS CORPORATION                                                                  $       97,469
            8,104  OMRON CORPORATION                                                                           142,450
           63,099  ON SEMICONDUCTOR CORPORATION+<<                                                             597,548
            1,600  ONEX CORPORATION                                                                             43,021
           14,000  OPENWAVE SYSTEMS INCORPORATED+<<                                                             20,160
            2,730  OPTEX COMPANY LIMITED                                                                        30,674
           21,398  PAN-INTERNATIONAL INDUSTRIAL                                                                 38,881
            7,772  PARK ELECTROCHEMICAL CORPORATION                                                            217,771
               11  PHOENIX MECANO AG                                                                             4,923
           23,214  PHOENIX PRECISION TECHNOLOGY CORPORATION                                                     12,959
           25,063  PHOTRONICS INCORPORATED+                                                                     81,956
           32,604  PLANTRONICS INCORPORATED                                                                    841,183
           20,500  PLEXUS CORPORATION+                                                                         574,615
          144,256  PMC-SIERRA INCORPORATED+                                                                  1,298,304
           13,504  POLYCOM INCORPORATED+                                                                       378,652
           24,035  POWERTECH TECHNOLOGY INCORPORATED                                                            74,515
           18,366  PREMIER FARNELL PLC                                                                          65,253
            1,708  PRYSMIAN SPA                                                                                 41,806
           26,700  QLOGIC CORPORATION+<<                                                                       498,756
           73,997  QUALCOMM INCORPORATED                                                                     3,895,942
           21,076  RAMBUS INCORPORATED+                                                                        370,727
           18,207  REALTEK SEMICONDUCTOR CORPORATION                                                            36,786
           14,110  REGAL-BELOIT CORPORATION                                                                    662,465
            8,285  RESEARCH IN MOTION LIMITED+                                                               1,009,447
            7,040  REUNERT LIMITED                                                                              53,063
            1,070  REXEL SA                                                                                     16,187
          180,127  RF MICRO DEVICES INCORPORATED+<<                                                            698,893
            5,995  RICHTEK TECHNOLOGY CORPORATION                                                               49,389
           25,565  RICOH COMPANY LIMITED                                                                       421,992
           25,648  ROCKWELL COLLINS INCORPORATED                                                             1,348,828
            3,700  ROHM COMPANY LIMITED                                                                        213,020
              800  ROLAND CORPORATION                                                                           13,015
            1,094  ROTORK PLC                                                                                   21,807
              700  RYOSAN COMPANY LIMITED                                                                       15,039
            3,839  SAFRAN SA                                                                                    68,226
            2,670  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                    79,190
            6,200  SAMSUNG ELECTRONICS COMPANY LIMITED                                                       2,908,245
            1,707  SAMSUNG SDI COMPANY LIMITED                                                                 129,673
            2,686  SAMSUNG TECHWIN COMPANY LIMITED                                                              76,630
            7,000  SANKEN ELECTRIC COMPANY LIMITED                                                              36,041
          360,264  SANMINA-SCI CORPORATION+                                                                    846,620
              900  SANSHIN ELECTRONICS COMPANY LIMITED                                                           8,015
            6,000  SANYO DENKI COMPANY LIMITED                                                                  22,651
              348  SEB SA                                                                                       18,884
            8,200  SECOM COMPANY LIMITED                                                                       377,742
            5,800  SEIKO EPSON CORPORATION                                                                     167,328
          589,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                       27,503
           41,265  SEMTECH CORPORATION+<<                                                                      610,309
           38,000  SHARP CORPORATION                                                                           483,476
            9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                            18,985
            2,200  SHINKAWA LIMITED                                                                             27,046
            3,100  SHINKO ELECTRIC INDUSTRIES                                                                   43,151
           54,100  SILICON IMAGE INCORPORATED+                                                                 374,913
           49,000  SILICON INTEGRATED SYSTEMS CORPORATION                                                       12,042
           23,205  SILICON LABORATORIES INCORPORATED+                                                          782,241
          216,140  SIRIUS XM RADIO INCORPORATED+<<                                                             287,466

                   Wells Fargo Advantage Master Portfolios 117


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
          107,730  SKYWORKS SOLUTIONS INCORPORATED<<                                                    $    1,044,981
            7,846  SMITHS GROUP PLC                                                                            163,138
           11,000  SMK CORPORATION                                                                              47,448
           36,294  SONY CORPORATION                                                                          1,387,443
            1,237  SPECTRIS PLC                                                                                 18,677
            2,000  STAR MICRONICS COMPANY LIMITED                                                               24,881
           14,112  STERLITE INDUSTRIES INDIA LIMITED                                                           199,702
           13,769  STMICROELECTRONICS NV                                                                       179,816
            1,500  SUMIDA ELECTRIC CORPORATION                                                                  13,877
           11,564  SUNPLUS TECHNOLOGY COMPANY LIMITED                                                           10,140
            6,404  SUNPOWER CORPORATION+<<                                                                     624,710
              829  TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                         23,979
            7,000  TAIYO YUDEN COMPANY LIMITED                                                                  77,148
           16,000  TAMURA CORPORATION                                                                           43,170
            1,100  TANBERG ASA                                                                                  23,796
            5,750  TATA POWER COMPANY LIMITED                                                                  135,848
          193,000  TATUNG COMPANY LIMITED                                                                       70,423
          618,000  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                  16,870
           93,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                    40,795
            2,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                 5,759
           38,680  TEKELEC+                                                                                    634,739
           16,482  TELEFLEX INCORPORATED                                                                     1,064,243
            4,469  TELEFONICA O2 CZECH REPUBLIC AS                                                             138,013
           73,964  TELLABS INCORPORATED+                                                                       385,352
           20,202  TESSERA TECHNOLOGIES INCORPORATED+<<                                                        470,101
           60,610  TEXAS INSTRUMENTS INCORPORATED                                                            1,485,551
            9,391  THOMAS & BETTS CORPORATION+                                                                 432,737
            3,226  THOMSON REUTERS PLC                                                                          90,127
            1,000  TOA CORPORATION                                                                               5,834
           14,000  TOKO INCORPORATED                                                                            19,704
            6,100  TOKYO ELECTRON LIMITED                                                                      345,123
           29,000  TOKYO ROPE MANUFACTURING                                                                     80,854
              800  TOKYO SEIMITSU COMPANY LIMITED                                                               10,392
            5,000  TOSHIBA TEC CORPORATION                                                                      25,119
              300  TOYO TANSO COMPANY LIMITED                                                                   18,146
           15,148  TRANSCEND INFORMATION INCORPORATED                                                           39,415
           24,612  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                         77,528
           18,126  TRIPOD TECHNOLOGY CORPORATION                                                                40,061
           95,707  TRIQUINT SEMICONDUCTOR INCORPORATED+<<                                                      601,997
            4,000  TRULY INTERNATIONAL                                                                           3,432
              876  ULTRA ELECTRONICS HOLDINGS                                                                   22,014
            1,200  ULVAC INCORPORATED                                                                           41,563
           43,511  UNIVERSAL SCIENTIFIC+                                                                        22,640
           32,511  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
                      INCORPORATED+<<                                                                        1,050,105
            8,821  VECTOR LIMITED                                                                               14,289
            7,000  VENTURE CORPORATION LIMITED                                                                  49,165
           53,000  VIA TECHNOLOGIES INCORPORATED+                                                               36,405
            8,000  VICTOR COMPANY OF JAPAN LIMITED+                                                             13,451
          114,836  VISHAY INTERTECHNOLOGY INCORPORATED+                                                      1,020,892
               13  WACOM COMPANY LIMITED                                                                        23,521
          134,000  WALSIN LIHWA CORPORATION                                                                     46,394
            4,000  WEARNE BROTHERS                                                                              13,253
           70,904  WESTAR ENERGY INCORPORATED                                                                1,605,976
           15,300  WHIRLPOOL CORPORATION                                                                     1,244,808
          146,000  WINDBOND ELECTRONICS CORPORATION                                                             26,255
           37,000  WINTEK CORPORATION                                                                           23,036

                   118 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
           57,400  XILINX INCORPORATED<<                                                                $    1,491,252
           40,000  YA HSIN INDUSTRIAL COMPANY LIMITED(A)                                                             0
          118,000  YAGEO CORPORATION                                                                            34,961
            5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                         23,018
            9,000  YASKAWA ELECTRIC CORPORATION                                                                 62,866
            9,700  YOKOGAWA ELECTRIC CORPORATION                                                                70,482
            3,200  YOKOWO COMPANY LIMITED                                                                       19,392
           32,920  ZORAN CORPORATION+                                                                          292,988
                                                                                                           114,607,335
                                                                                                        --------------
ELECTRONICS: 0.00%
            4,008  CARPHONE WAREHOUSE PLC                                                                       14,488
                                                                                                        --------------
ENERGY: 0.01%
               57  ATEL HOLDING AG                                                                              34,539
              665  BAYTEX ENERGY TRUST+                                                                         20,355
              444  SECHILIENNE SA                                                                               32,499
            1,240  SOLARWORLD AG                                                                                64,281
                                                                                                               151,674
                                                                                                        --------------
ENERGY - EXPLORATION & PRODUCTION: 0.01%
           39,234  RELIANCE NATURAL RESOURCES LIMITED+                                                          83,645
                                                                                                        --------------
ENGINEERING CONSTRUCTION: 0.01%
            2,422  AKER KVAERNER ASA                                                                            55,413
           20,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                          103,397
           10,000  PEACE MARK HOLDINGS LIMITED                                                                   1,922
                                                                                                               160,732
                                                                                                        --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.52%
           27,437  ACCENTURE LIMITED CLASS A                                                                 1,134,794
            2,885  ACERGY SA                                                                                    49,638
           11,000  AECOM TECHNOLOGY CORPORATION+                                                               351,560
           21,139  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                      464,635
            1,876  AUSENCO LIMITED                                                                              25,222
           11,467  AVENG LIMITED                                                                                98,523
          134,920  BEARINGPOINT INCORPORATED+<<                                                                153,809
           46,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED
                      CLASS H                                                                                   36,186
              874  BHARAT EARTH MOVERS LIMITED                                                                  14,631
            5,017  BOUYGUES SA                                                                                 302,381
           19,436  CELGENE CORPORATION+                                                                      1,346,915
           10,844  CEPHALON INCORPORATED+<<                                                                    830,867
            6,000  CHIYODA CORPORATION                                                                          50,148
            1,100  CHUDENKO CORPORATION+                                                                        15,839
           10,042  CORE LABORATORIES NV                                                                      1,246,614
           14,152  CORPORATE EXECUTIVE BOARD COMPANY                                                           515,133
           22,840  CV THERAPEUTICS INCORPORATED+                                                               262,432
           10,243  DOWNER EDI LIMITED                                                                           64,803
            7,860  FLUOR CORPORATION                                                                           629,822
              557  FRAPORT AG                                                                                   35,824
           23,121  GEN-PROBE INCORPORATED+                                                                   1,381,480
            3,341  GROUPE AEROPLAN INCORPORATED                                                                 52,229
            9,836  HCL TECHNOLOGIES LIMITED                                                                     51,692
           13,603  HEWITT ASSOCIATES INCORPORATED+<<                                                           546,977
            1,600  HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                               17,815
            6,912  IHS INCORPORATED+                                                                           443,474

                   Wells Fargo Advantage Master Portfolios 119


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES
   (continued)
            1,336  IMTECH NV                                                                            $       34,276
           39,232  INCYTE CORPORATION+<<                                                                       401,343
           38,400  ISIS PHARMACEUTICALS INCORPORATED+<<                                                        678,912
           20,093  JACOBS ENGINEERING GROUP INCORPORATED+                                                    1,483,265
           33,163  JAIPRAKASH ASSOCIATES LIMITED                                                               122,854
            3,000  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                       38,007
            3,000  KANDENKO COMPANY LIMITED                                                                     18,038
              375  KBC ANCORA                                                                                   27,139
            2,000  KYUDENKO CORPORATION                                                                         12,994
           50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                               39,514
            3,059  MONADELPHOUS GROUP LIMITED                                                                   42,840
            9,910  MOODY'S CORPORATION<<                                                                       402,941
           19,222  MYRIAD GENETICS INCORPORATED+<<                                                           1,310,940
           10,448  NAGARJUNA CONSTRUCTION COMPANY                                                               29,467
            2,000  NAVIGANT CONSULTING INCORPORATED+<<                                                          34,620
           14,594  PAYCHEX INCORPORATED                                                                        497,364
           16,262  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                             663,490
              552  POL-AQUA SA+                                                                                 12,087
          244,400  POWER LINE ENGINEERING PCL                                                                   17,131
            9,437  PUNJ LLOYD LIMITED                                                                           64,016
            6,817  QINETIQ PLC                                                                                  27,867
            6,721  QUEST DIAGNOSTICS INCORPORATED<<                                                            363,270
           32,977  REGENERON PHARMACEUTICAL INCORPORATED+                                                      716,260
           20,819  RESOURCES GLOBAL PROFESSIONALS+<<                                                           503,403
          124,696  SAIC INCORPORATED+<<                                                                      2,500,155
            1,530  SAMSUNG ENGINEERING COMPANY LIMITED                                                          97,246
            2,000  SANKI ENGINEERING COMPANY LIMITED                                                            14,664
            1,300  SHINKO PLANTECH COMPANY LIMITED                                                              13,203
            2,400  SNC-LAVALIN GROUP INCORPORATED                                                              119,797
          391,200  SOLARTRON PCL                                                                                17,024
              578  STANTEC INCORPORATED+                                                                        16,712
            1,200  TAIKISHA                                                                                     16,315
            2,000  TAKASAGO THERMAL ENGINEERING COMPANY                                                         19,572
           38,663  TETRA TECH INCORPORATED+<<                                                                1,104,989
            3,000  TOYO ENGINEERING CORPORATION                                                                 15,638
            4,865  TRANSFIELD SERVICES LIMITED                                                                  34,972
           20,000  TRANSMILE GROUP BHD                                                                           6,679
           35,359  URS CORPORATION+                                                                          1,695,818
           10,268  VOLTAS LIMITED                                                                               28,681
           18,217  WATSON WYATT & COMPANY HOLDINGS                                                           1,067,334
           16,400  WCT ENGINEERING BHD                                                                          14,931
                                                                                                            24,449,211
                                                                                                        --------------
ENTERTAINMENT: 0.01%
           15,258  CROWN LIMITED                                                                               119,266
            1,189  PREMIERE AG+                                                                                 22,041
                                                                                                               141,307
                                                                                                        --------------
ENVIRONMENTAL CONTROL: 0.00%
              672  BUREAU VERITAS SA+                                                                           38,127
                                                                                                        --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT:
   0.57%
            2,103  ACERINOX SA                                                                                  39,747
           14,056  ALLIANT TECHSYSTEMS INCORPORATED+<<                                                       1,479,113
           27,512  APTARGROUP INCORPORATED                                                                   1,111,210
           14,325  ARCELOR SA                                                                                1,123,824

                   120 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
   (continued)
            5,200  ASSA ABLOY AB CLASS B                                                                $       74,274
              160  BOEHLER-UDDEHOLM AG                                                                          17,227
              424  CCL INDUSTRIES INCORPORATED CLASS B+                                                         14,036
           22,850  COMMERCIAL METALS COMPANY                                                                   594,786
           46,763  ECM LIBRA BHD(A)                                                                                  0
            5,200  FORTUNE BRANDS INCORPORATED                                                                 305,864
              200  FP CORPORATION                                                                                5,434
              400  FUJI SEAL INTERNATIONAL INCORPORATED                                                          7,295
              156  HOGANAS AB                                                                                    2,979
            1,450  HUHTAMAKI OYJ                                                                                14,600
            2,000  HULAMIN LIMITED                                                                               5,173
            5,269  JINDAL STEEL & POWER LIMITED                                                                226,501
          114,000  KOBE STEEL LIMITED                                                                          272,635
            1,237  MERCATOR MINERALS LIMITED+                                                                    9,588
           26,936  NAMPAK LIMITED                                                                               51,386
            8,550  NCI BUILDING SYSTEMS INCORPORATED+<<                                                        327,294
           41,000  NISSHIN STEEL COMPANY LIMITED                                                               109,541
           17,000  NTN CORPORATION                                                                              94,505
           11,940  SHAW GROUP INCORPORATED+                                                                    591,508
            5,500  SKF AB CLASS B                                                                               83,293
           24,950  SNAP-ON INCORPORATED                                                                      1,422,649
            2,651  SSAB SVENSKT STAL AB CLASS A                                                                 64,632
            1,350  SSAB SVENSKT STAL AB CLASS B                                                                 29,265
          156,000  SUMITOMO METAL INDUSTRIES LIMITED                                                           689,139
            2,800  VALMONT INDUSTRIES INCORPORATED                                                             298,872
            1,806  VOESTALPINE AG                                                                               97,761
                                                                                                             9,164,131
                                                                                                        --------------
FINANCE & FINANCIAL SERVICES: 0.18%
          636,000  ASIA PLUS SECURITIES PCL                                                                     38,636
           18,644  AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                         22,885
            9,954  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                  22,999
        2,373,000  CHINA CONSTRUCTION BANK                                                                   1,923,277
           33,145  JANUS CAPITAL GROUP INCORPORATED                                                            893,921
          848,000  KGI SECURITIES COMPANY LIMITED                                                               34,836
                                                                                                             2,936,554
                                                                                                        --------------
FINANCIAL: 0.00%
            3,313  LONDON STOCK EXCHANGE GROUP PLC                                                              47,609
                                                                                                        --------------
FINANCIAL SERVICES: 0.28%
          186,000  AYALA LAND INCORPORATED                                                                      41,126
            4,300  BANGKOK BANK PCL                                                                             14,706
           43,866  BANK HAPOALIM LIMITED                                                                       170,629
           27,887  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                 556,903
          362,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                               232,917
            4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                             19,800
           34,662  ING GROEP NV                                                                              1,079,872
              676  KOMERCNI BANKA AS                                                                           148,836
           17,010  KOOKMIN BANK                                                                                930,587
           17,852  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                     809,953
            9,770  WOORI FINANCE HOLDINGS COMPANY LIMITED                                                      128,604
            1,174  ZURICH FINANCIAL SERVICES AG                                                                306,492
                                                                                                             4,440,425
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 121


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FISHING, HUNTING & TRAPPING: 0.00%
              214  LIGHTHOUSE CALEDONIA ASA+                                                            $          212
           25,200  MARINE HARVEST+                                                                              17,552
            9,700  NIPPON SUISAN KAISHA LIMITED                                                                 33,654
                                                                                                                51,418
                                                                                                        --------------
FOOD & BEVERAGE: 0.00%
            2,959   BRITVIC PLC                                                                                 12,630
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 2.64%
           25,000  AJINOMOTO COMPANY INCORPORATED                                                              227,788
           31,963  ALICORP SA                                                                                   25,991
           24,736  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                     1,678,585
           26,800  ARCHER-DANIELS-MIDLAND COMPANY                                                              682,328
            1,015  ARYZTA AG+                                                                                   49,437
           16,500  ASAHI BREWERIES LIMITED                                                                     305,626
           30,000  ASIA FOOD & PROPERTIES LIMITED                                                               10,297
            5,000  ASIA PACIFIC BREWERIES LIMITED                                                               45,625
            5,244  ASSOCIATED BRITISH FOODS PLC                                                                 76,933
              450  AXFOOD AB                                                                                    14,135
               27  BARRY CALLEBAUT AG                                                                           17,725
           13,802  BIDVEST GROUP LIMITED                                                                       203,911
            1,722  BIM BIRLESIK MAGAZALAR AS+                                                                   66,515
            1,841  BIOCON LIMITED                                                                               16,331
           23,287  CADBURY PLC                                                                                 267,246
            1,800  CARLSBERG AS                                                                                159,790
           15,047  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                868,061
           49,000  CHINA MENGNIU DAIRY COMPANY                                                                 147,889
           26,000  CHINA YURUN FOOD GROUP LIMITED                                                               44,364
            4,944  CIA CERVECERIAS UNIDAS SA                                                                    34,712
            2,100  CIA DE BEBIDAS DAS AMERICAS                                                                 113,774
              332  CJ CHEILJEDANG CORPORATION+                                                                  72,037
              889  CJ CORPORATION                                                                               46,543
           17,114  COCA-COLA AMATIL LIMITED                                                                    124,999
                2  COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                      13,585
           74,233  COCA-COLA COMPANY                                                                         3,865,312
            2,615  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                       64,402
            3,900  COCA-COLA WEST JAPAN COMPANY LIMITED                                                         90,195
           20,000  COFCO INTERNATIONAL LIMITED                                                                   7,924
           34,511  COMPASS GROUP PLC                                                                           229,668
           16,514  CONAGRA FOODS INCORPORATED                                                                  351,253
           38,426  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                811,173
           31,811  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                  1,424,815
              724  CSM                                                                                          19,389
            1,680  DAIRY CREST GROUP PLC                                                                        14,312
              750  DANISCO AS                                                                                   50,356
            2,056  DAVID CAMPARI-MILANO SPA                                                                     17,162
           37,371  DEL MONTE FOODS COMPANY                                                                     318,401
           44,555  DIAGEO PLC                                                                                  822,893
              400  DYDO DRINCO INCORPORATED                                                                     11,508
              250  EAST ASIATIC COMPANY LIMITED A/S                                                             15,122
            4,000  EZAKI GLICO COMPANY LIMITED                                                                  40,373
           73,205  FOSTER'S GROUP LIMITED                                                                      349,395
            2,200  FUJI OIL COMPANY LIMITED                                                                     23,578
           11,733  GENERAL MILLS INCORPORATED                                                                  776,490
              400  GENMAB A/S+                                                                                  25,817

                  122 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FOOD & KINDRED PRODUCTS (continued)
            5,161  GLENMARK PHARMACEUTICALS LIMITED                                                     $       73,666
            1,518  GREENE KING PLC                                                                              14,784
              168  GREGGS PLC                                                                                   10,848
            8,497  GROUPE DANONE                                                                               592,297
           29,600  GRUPO BIMBO SAB DE CV                                                                       197,760
           29,700  GRUPO MODELO SA DE CV                                                                       142,308
           10,100  H.J. HEINZ COMPANY                                                                          508,232
           11,874  HANSEN NATURAL CORPORATION+<<                                                               326,298
            1,495  HEINEKEN HOLDING NV                                                                          66,310
           76,021  HERCULES INCORPORATED                                                                     1,638,253
           24,789  HERSHEY COMPANY                                                                             894,635
              261  HITE BREWERY COMPANY LIMITED+                                                                50,138
              328  HITE HOLDINGS COMPANY LIMITED                                                                10,338
           14,243  HORMEL FOODS CORPORATION                                                                    507,905
            3,200  HOUSE FOODS CORPORATION                                                                      52,086
            3,507  INBEV NA                                                                                    243,114
          188,424  INDOFOOD SUKSES MAKMUR TBK PT                                                                45,888
            5,000  ITOHAM FOODS INCORPORATED                                                                    26,081
           31,461  J SAINSBURY PLC                                                                             198,990
          521,200  JG SUMMIT HOLDINGS                                                                           80,432
           11,088  JM SMUCKER COMPANY                                                                          601,302
            3,100  KAGOME COMPANY LIMITED                                                                       49,697
            1,997  KERRY GROUP PLC                                                                              54,157
            6,000  KIKKOMAN CORPORATION                                                                         74,241
           34,000  KIRIN BREWERY COMPANY LIMITED                                                               508,703
            1,159  KONINKLIJKE WESSANEN NV                                                                      11,067
           45,720  KRAFT FOODS INCORPORATED CLASS A                                                          1,440,637
            7,100  KULIM (MALAYSIA) BERHAD                                                                      15,826
                2  LINDT & SPRUENGLI AG                                                                         55,253
               14  LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                             35,881
           10,129  LION NATHAN LIMITED                                                                          77,468
               24  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                      21,441
               38  LOTTE CONFECTIONERY COMPANY LIMITED                                                          45,716
              836  MARTSON PLC                                                                                  27,644
           14,000  MARUHA NICHIRO HOLDINGS INCORPORATED                                                         25,699
           21,404  MCCORMICK & COMPANY INCORPORATED                                                            865,792
           10,000  MEIJI DAIRIES CORPORATION                                                                    57,104
           12,000  MEIJI SEIKA KAISHA LIMITED                                                                   56,502
              600  MEITO SANGYO COMPANY LIMITED                                                                 12,626
            9,000  MORINAGA & COMPANY LIMITED                                                                   17,142
            6,000  MORINAGA MILK INDUSTRY COMPANY LIMITED                                                       17,635
            1,680  NESTLE INDIA LIMITED                                                                         67,701
            2,000  NESTLE MALAYSIA BHD                                                                          15,913
           68,214  NESTLE SA                                                                                 3,005,483
               15  NESTLE SA ADR                                                                                   664
           10,000  NICHIREI CORPORATION                                                                         57,043
            7,421  NICHOLAS PIRAMAL INDIA LIMITED                                                               56,649
            5,000  NIPPON FLOUR MILLS COMPANY LIMITED                                                           23,902
            7,000  NIPPON MEAT PACKERS INCORPORATED                                                            113,647
            8,000  NISSHIN SEIFUN GROUP INCORPORATED                                                           110,382
            3,800  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                        125,494
           24,790  NORTHERN FOODS PLC                                                                           29,363
            6,355  NORTHUMBRIAN WATER GROUP PLC                                                                 35,653
              338  NUTRECO HOLDING NV                                                                           20,866
              764  OPG GROEP NV                                                                                 12,772

                   Wells Fargo Advantage Master Portfolios 123


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FOOD & KINDRED PRODUCTS (continued)
              179  ORION CORPORATION                                                                    $       35,890
            2,336  OSEM INVESTMENT LIMITED                                                                      29,565
           26,309  PARMALAT SPA                                                                                 72,391
           21,000  PEOPLES FOOD HOLDINGS LIMITED                                                                13,532
           26,850  PEPSI BOTTLING GROUP INCORPORATED                                                           794,223
           12,079  PEPSIAMERICAS INCORPORATED                                                                  283,011
           73,723  PEPSICO INCORPORATED                                                                      5,048,551
            3,043  PERNOD-RICARD                                                                               284,478
           32,700  PPB GROUP BHD                                                                                90,261
            4,500  QP CORPORATION                                                                               42,597
           24,572  RALCORP HOLDINGS INCORPORATED+<<                                                          1,508,701
              252  REMY COINTREAU SA                                                                            13,281
           10,456  RIDLEY CORPORATION LIMITED                                                                   10,107
              600  RIKEN VITAMIN COMPANY LIMITED                                                                17,471
           38,100  SAN MIGUEL CORPORATION                                                                       37,090
            2,152  SAPUTO INCORPORATED                                                                          55,857
           24,000  SARA LEE CORPORATION<<                                                                      324,000
            5,000  SHOWA SANGYO COMPANY LIMITED                                                                 14,076
           25,276  SMITHFIELD FOODS INCORPORATED+<<                                                            508,300
            6,500  SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                     19,755
            1,497  SODEXHO ALLIANCE SA                                                                         101,013
              857  SUEDZUCKER AG                                                                                14,526
            3,964  SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                       132,040
            7,036  TATE & LYLE PLC                                                                              56,706
          205,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                         32,410
            4,000  THE NISSHIN OILLIO GROUP LIMITED                                                             22,168
            7,423  TIGER BRANDS LIMITED                                                                        130,560
          156,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                 186,659
            1,910  TONGAAT-HULETT                                                                               19,344
           14,948  TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                      425,719
            4,000  TOYO SUISAN KAISHA LIMITED                                                                   99,753
           13,800  TREEHOUSE FOODS INCORPORATED+                                                               383,088
           57,350  TYSON FOODS INCORPORATED CLASS A                                                            832,722
              600  UNICHARM PETCARE CORPORATION                                                                 19,135
           26,711  UNILEVER NV                                                                                 737,032
           22,055  UNILEVER PLC                                                                                591,562
            5,468  UNITED BREWERIES LIMITED                                                                     21,168
           18,387  VINA CONCHA Y TORO SA                                                                        36,756
           30,000  VITASOY INTERNATIONAL HOLDINGS LIMITED                                                       14,245
           35,318  WILLIAM MORRISON SUPERMARKETS PLC                                                           181,314
           38,930  WILMAR INTERNATIONAL LIMITED                                                                103,103
           10,000  WM. WRIGLEY JR. COMPANY                                                                     794,800
            5,700  YAKULT HONSHA COMPANY LIMITED                                                               162,206
            7,000  YAMAZAKI BAKING COMPANY LIMITED                                                              82,585
                                                                                                            42,454,944
                                                                                                        --------------
FOOD STORES: 0.46%
           13,200  AJISEN CHINA HOLDINGS LIMITED                                                                11,057
            1,581  ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                19,357
          277,000  C.P. SEVEN ELEVEN PCL                                                                        84,945
            4,000  CAFE DE CORAL HOLDINGS LIMITED                                                                7,689
           10,982  CARREFOUR SA                                                                                580,507
            1,010  CASINO GUICHARD PERRACHON SA                                                                 98,974
              213  COLRUYT SA                                                                                   58,072
            1,987  DELHAIZE GROUP                                                                              128,189

                  124 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FOOD STORES (continued)
          107,244  DISTRIBUCION Y SERVICIO D&S SA                                                       $       40,994
              468  EMPIRE COMPANY LIMITED+                                                                      20,570
              800  GEORGE WESTON LIMITED                                                                        35,510
           15,100  JOLLIBEE FOODS CORPORATION                                                                   14,239
            2,100  KAPPA CREATE COMPANY LIMITED                                                                 39,091
            2,100  KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                       33,349
              300  KESKO OYJ A SHARES                                                                           11,224
            1,100  KESKO OYJ B SHARES                                                                           33,886
           19,826  KONINKLIJKE AHOLD NV+                                                                       247,883
            1,600  LOBLAW COMPANIES LIMITED                                                                     45,643
              392  LUMINAR GROUP HOLDINGS PLC                                                                    1,704
            2,200  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                  30,406
            1,579  METRO AG                                                                                     87,784
            4,329  MIGROS TURK TAS                                                                              78,461
              500  MINISTOP COMPANY LIMITED                                                                      9,662
            1,100  MOS FOOD SERVICES INCORPORATED                                                               13,857
              800  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                8,856
           12,695  PANERA BREAD COMPANY+<<                                                                     682,229
            2,000  PLENUS COMPANY LIMITED                                                                       29,472
           24,000  PRESIDENT CHAIN STORE CORPORATION                                                            70,511
           12,307  RIPLEY CORPORATION SA                                                                         8,353
            1,300  ROYAL HOLDINGS COMPANY LIMITED                                                               11,731
           14,916  SAFEWAY INCORPORATED                                                                        392,887
           31,980  SEVEN & I HOLDINGS COMPANY LIMITED                                                          931,499
           23,782  SHOPRITE HOLDINGS LIMITED                                                                   141,770
              453  SLIGRO FOOD GROUP NV                                                                         15,616
              300  ST. MARC HOLDINGS COMPANY LIMITED                                                            10,634
           34,770  STARBUCKS CORPORATION+<<                                                                    541,021
          136,158  TESCO PLC                                                                                   943,764
           13,600  THE PANTRY INCORPORATED+<<                                                                  249,424
            1,000  WATAMI FOOD SERVICE COMPANY                                                                  16,446
           22,276  WHOLE FOODS MARKET INCORPORATED+<<                                                          407,874
           44,612  WOOLWORTHS LIMITED                                                                        1,077,046
              400  YAOKO COMPANY LIMITED                                                                        13,853
               37  YOSHINOYA D&C COMPANY LIMITED                                                                39,367
            2,200  ZENSHO COMPANY LIMITED                                                                        8,149
                                                                                                             7,333,555
                                                                                                        --------------
FOOTWEAR: 0.05%
            7,000  ASICS CORPORATION                                                                            61,672
           34,264  CROCS INCORPORATED+<<                                                                       142,196
            5,700  DECKERS OUTDOOR CORPORATION+                                                                648,033
                                                                                                               851,901
                                                                                                        --------------
FORESTRY: 0.03%
            8,791  GUNNS LIMITED                                                                                12,644
            5,700  SUMITOMO FORESTING                                                                           40,714
            7,024  WEYERHAEUSER COMPANY                                                                        389,762
                                                                                                               443,120
                                                                                                        --------------
FURNITURE & FIXTURES: 0.39%
            3,110  CERSANIT-KRASNYSTAW SA                                                                       21,869
              480  DOREL INDUSTRIES INCORPORATED CLASS B+                                                       15,275
           18,565  ETHAN ALLEN INTERIORS INCORPORATED<<                                                        503,854
           30,361  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                 271,731

                  Wells Fargo Advantage Master Portfolios 125


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FURNITURE & FIXTURES (continued)
           23,525  HERMAN MILLER INCORPORATED                                                           $      661,994
           24,332  HNI CORPORATION<<                                                                           563,042
            6,141  HOUSEWARES INTERNATIONAL LIMITED                                                              6,809
            1,000  ITOKI CORPORATION                                                                             3,638
            7,772  KINETIC CONCEPTS INCORPORATED+                                                              273,264
           29,000  KINGBOARD LAMINATES HOLDINGS LIMITED                                                         15,408
           34,624  LA-Z-BOY INCORPORATED                                                                       262,104
           33,846  LEGGETT & PLATT INCORPORATED<<                                                              755,104
           73,178  MASCO CORPORATION                                                                         1,394,773
           56,019  NEWELL RUBBERMAID INCORPORATED                                                            1,013,944
            5,775  NOBIA AB                                                                                     30,985
            4,000  NORITAKE COMPANY LIMITED                                                                     15,057
            3,000  OKAMURA CORPORATION                                                                          19,090
            1,000  SANGETSU COMPANY LIMITED                                                                     18,644
           16,944  SELECT COMFORT CORPORATION+<<                                                                40,666
           27,044  STEELCASE INCORPORATED                                                                      300,188
            3,600  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                    38,010
                                                                                                             6,225,449
                                                                                                        --------------
GAMING: 0.00%
              471  BWIN INTERACTIVE ENTERTAINMENT AG+                                                           13,059
                                                                                                        --------------
GAS DISTRIBUTION: 0.09%
            6,312  AYGAZ AS                                                                                     16,833
           14,020  GAIL INDIA LIMITED                                                                          125,095
           22,556  GAZ DE FRANCE                                                                             1,298,488
                                                                                                             1,440,416
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 1.14%
           34,533  99 CENTS ONLY STORES+                                                                       295,602
            1,711  ARCANDOR AG                                                                                  13,543
            2,300  ASKUL CORPORATION                                                                            34,094
            3,000  BELLUNA COMPANY LIMITED                                                                      15,206
           33,600  BIG C SUPERCENTER PCL                                                                        48,496
           38,857  BIG LOTS INCORPORATED+                                                                    1,149,001
           12,633  BJ'S WHOLESALE CLUB INCORPORATED+                                                           480,433
           33,819  CASEY'S GENERAL STORES INCORPORATED<<                                                       980,751
            2,100  CAWACHI LIMITED                                                                              44,366
           61,805  CENCOSUD SA                                                                                 180,202
            2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                              47,505
            8,869  COMPAGNIE FINANCIERE RICHEMONT AG                                                           516,042
           13,371  DAVID JONES LIMITED                                                                          49,530
            1,100  DON QUIJOTE COMPANY LIMITED                                                                  19,307
           23,706  DSG INTERNATIONAL PLC                                                                        21,301
           26,801  FAMILY DOLLAR STORES INCORPORATED                                                           667,881
            3,600  FAMILYMART COMPANY LIMITED                                                                  145,810
           33,600  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED+                                               24,628
           30,536  FOOT LOCKER INCORPORATED                                                                    497,431
           23,953  FRED'S INCORPORATED                                                                         335,821
           15,000  GOLDEN EAGLE RETAIL GROUP LIMITED                                                            13,882
           42,895  HARVEY NORMAN HOLDINGS LIMITED                                                              135,369
              221  HELLENIC DUTY FREE SHOPS SA                                                                   3,489
           15,010  HOME RETAIL GROUP                                                                            69,106
              679  HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                     55,451
           24,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                11,639

                   126 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
GENERAL MERCHANDISE STORES (continued)
            5,000  IZUMIYA COMPANY LIMITED                                                              $       28,331
           38,900  JCPENNEY COMPANY INCORPORATED                                                             1,515,933
                7  JELMOLI HOLDING AG                                                                           17,122
            3,400  LAWSON INCORPORATED                                                                         155,837
           19,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                     24,154
           14,148  MACY'S INCORPORATED                                                                         294,561
           26,993  MARKS & SPENCER GROUP PLC                                                                   128,640
            1,800  MATSUYA COMPANY LIMITED                                                                      32,189
           14,000  NEW WORLD DEPARTMENT STORE CHINA LIMITED+                                                    10,419
           11,550  ORGANIZACION SORIANA SAB DE CV CLASS B                                                       35,944
           11,335  PACIFIC BRANDS LIMITED                                                                       21,520
            1,800  PARCO COMPANY LIMITED                                                                        20,554
           14,348  PICK'N PAY STORES LIMITED                                                                    54,966
              290  RALLYE SA                                                                                    13,173
           77,699  SACI FALABELLA                                                                              301,249
           83,769  SAKS INCORPORATED+<<                                                                        954,967
              655  SEARS CANADA INCORPORATED+                                                                   13,565
            2,520  SEARS HOLDINGS CORPORATION+<<                                                               231,719
              690  SHINSEGAE COMPANY LIMITED                                                                   342,625
           12,000  SIAM MAKRO PLC                                                                               29,264
            1,091  SONAE CAPITAL+                                                                                1,311
            8,731  SONAE SGPS SA                                                                                 8,883
            2,200  SUGI PHARMACY COMPANY LIMITED                                                                63,379
            2,400  SUNDRUG COMPANY LIMITED                                                                      49,758
           33,931  TARGET CORPORATION                                                                        1,799,022
           20,200  TJX COMPANIES INCORPORATED                                                                  732,048
              600  TSURUHA HOLDINGS INCORPORATED                                                                19,861
           22,122  UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                          19,487
               55  VALORA HOLDING AG                                                                            13,038
          137,250  WAL-MART DE MEXICO SA DE CV SERIES V                                                        500,535
           85,128  WAL-MART STORES INCORPORATED                                                              5,028,511
            3,951  WAREHOUSE GROUP LIMITED                                                                       9,210
           56,000  WUMART STORES INCORPORATED                                                                   57,190
                                                                                                            18,384,851
                                                                                                        --------------
HEALTH SERVICES: 1.34%
              602  ABENGOA SA                                                                                   16,100
           29,433  APRIA HEALTHCARE GROUP INCORPORATED+                                                        582,185
           82,500  BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                        85,536
           27,400  BANGKOK DUSIT MEDICAL SERVICES PCL                                                           29,134
               99  BASILEA PHARMACEUTICA+                                                                       15,257
              184  BIOMERIEUX                                                                                   20,016
           57,733  BIOTON SA+                                                                                   10,611
            6,414  BROOKDALE SENIOR LIVING INCORPORATED<<                                                      141,429
           47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                  33,469
          702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS
                   INCORPORATED+                                                                                38,096
           19,208  COMMUNITY HEALTH SYSTEMS INCORPORATED+<<                                                    662,868
           10,173  COVANCE INCORPORATED+                                                                       959,721
              936  CRUCELL NV+                                                                                  15,082
           16,907  DAVITA INCORPORATED+                                                                        970,293
            1,438  DIVI'S LABORATORIES LIMITED                                                                  49,503
           24,371  EDWARDS LIFESCIENCES CORPORATION+<<                                                       1,443,007
           28,264  ENZON PHARMACEUTICALS INCORPORATED+<<                                                       255,789
            2,941  FRESENIUS MEDICAL CARE AG & COMPANY                                                         157,706
              256  FRESENIUS SE                                                                                 21,424
            1,914  GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                      50,758

                   Wells Fargo Advantage Master Portfolios 127


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HEALTH SERVICES (continued)
            2,262  GRIFOLS SA                                                                           $       67,144
          165,253  HEALTH MANAGEMENT ASSOCIATION INCORPORATED
                   CLASS A                                                                                     960,120
           16,347  HEALTHSCOPE LIMITED                                                                          58,759
           36,667  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                   659,639
           15,315  HEALTHWAYS INCORPORATED+                                                                    291,751
           57,686  HUMAN GENOME SCIENCES INCORPORATED+                                                         427,453
            7,540  INTERVAL LEISURE GROUP INCORPORATED+<<                                                       97,942
           17,671  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                               1,292,634
           36,860  LIFEPOINT HOSPITALS INCORPORATED+                                                         1,243,656
           14,300  LINCARE HOLDINGS INCORPORATED+<<                                                            471,900
           17,206  MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                    749,493
            2,000  MDS INCORPORATED+                                                                            30,646
           22,118  MEDI-CLINIC CORPORATION                                                                      52,762
           38,489  NEKTAR THERAPEUTICS+<<                                                                      152,801
           69,244  NETWORK HEALTHCARE HOLDINGS LIMITED                                                          77,199
              700  NOVOZYMES A/S CLASS B                                                                        70,296
           20,166  ODYSSEY HEALTHCARE INCORPORATED+                                                            196,417
              315  ORPEA+                                                                                       18,277
           19,065  PARKWAY HOLDINGS LIMITED                                                                     29,872
           20,799  PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                   1,184,503
            9,326  PRIMARY HEALTH CARE LIMITED                                                                  41,805
           23,867  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                       900,979
            2,775  QIAGEN NV+                                                                                   58,852
            2,445  RAMSAY HEALTH CARE LIMITED                                                                   22,581
            1,387  RHOEN KLINIKUM AG                                                                            46,387
           12,188  ROCHE HOLDING AG                                                                          2,050,977
           11,720  RYMAN HEALTHCARE LIMITED                                                                     14,056
           10,777  SONIC HEALTHCARE LIMITED                                                                    132,976
            2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                             5,724
           18,838  SUNRISE SENIOR LIVING INCORPORATED+                                                         382,977
                2  TAKARA BIO INCORPORATED+                                                                      4,525
          320,134  TENET HEALTHCARE CORPORATION+<<                                                           1,930,408
            7,101  UNIVERSAL HEALTH SERVICES CLASS B                                                           438,700
           50,463  VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                    923,978
              855  VALLOUREC SA                                                                                237,853
           20,630  WATSON PHARMACEUTICALS INCORPORATED+                                                        625,295
            2,266  ZELTIA SA                                                                                    17,737
                                                                                                            21,527,058
                                                                                                        --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.30%
            3,491  ABB LIMITED INDIA                                                                            69,118
              404  ACCIONA SA                                                                                   80,337
            2,955  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                  130,846
            2,240  AUTOSTRADA TORINO-MILANO SPA                                                                 37,339
            1,563  AWILCO OFFSHORE ASA+                                                                         24,205
           10,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                  43,370
            6,555  CIA DE CONCESSOES RODOVIARIAS                                                               121,408
            4,420  DAEWOO SHIPBUILDING & MARINE ENGINEERING
                   COMPANY LIMITED                                                                             139,829
              676  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                     33,862
           24,228  FOSTER WHEELER LIMITED+                                                                   1,203,889
           14,698  GMR INFRASTRUCTURE LIMITED+                                                                  34,112
            1,360  GRUPO FERROVIAL SA                                                                           67,953
            1,350  HANJIN HEAVY INDUSTRIES & CONSTRUCTION
                   COMPANY LIMITED                                                                              37,025
            2,540  HELLENIC TECHNODOMIKI TEV SA                                                                 24,912
           28,000  HITACHI ZOSEN CORPORATION+                                                                   29,944
           11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                       8,339

                   128 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
            2,414  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                             $      524,661
            8,699  LANCO INFRATECH LIMITED+                                                                     57,114
           37,796  MCDERMOTT INTERNATIONAL INCORPORATED+                                                     1,312,655
            1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                           3,842
          136,500  PLUS EXPRESSWAYS BHD                                                                        114,489
            8,980  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                    255,406
            4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED+                                                      8,179
            7,789  SKANSKA AB                                                                                   98,000
           14,631  TECHNICAL OLYMPIC SA                                                                         12,879
          335,000  TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                         17,330
           31,371  UNITECH LIMITED                                                                             112,470
            3,806  VINCI SA                                                                                    216,125
            2,919  VT GROUP PLC                                                                                 32,767
                                                                                                             4,852,405
                                                                                                        --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.64%
            5,778  3I GROUP PLC                                                                                 96,550
           40,201  ABB LIMITED                                                                                 986,039
              372  ACKERMANS & VAN HAAREN NV                                                                    36,870
            8,025  ADANI ENTERPRISES LIMITED                                                                   106,405
            7,423  ADCOCK INGRAM HOLDINGS LIMITED+                                                              36,163
            6,228  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                   593,030
              445  AFRICA ISRAEL INVESTMENTS LIMITED                                                            16,797
           23,332  ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA
                      OF PHARMACEUTICAL & ORGANIC PRODUCTS                                                      58,210
            3,660  ALCON INCORPORATED                                                                          623,261
           13,701  ALEXANDRIA REAL ESTATE EQUITIES
                   INCORPORATED<<                                                                            1,475,735
            6,000  ALLIED GROUP LIMITED                                                                         20,075
            3,479  AMALGAMATED HOLDINGS                                                                         14,016
           15,621  AMB PROPERTY CORPORATION<<                                                                  709,037
            8,981  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                    96,326
          108,520  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                  1,623,459
           21,153  ANTARCHILE SA                                                                               334,158
            1,668  ARC ENERGY TRUST                                                                             47,457
            8,096  ASHMORE GROUP PLC                                                                            37,594
           14,484  ASPEN INSURANCE HOLDINGS LIMITED                                                            392,516
           14,585  ASPEN PHARMACARE HOLDINGS LIMITED                                                            88,407
           12,254  AVALONBAY COMMUNITIES INCORPORATED                                                        1,225,400
              997  AVEVA GROUP PLC                                                                              26,603
            8,734  AYALA CORPORATION CLASS A                                                                    56,607
          104,259  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                         48,331
            9,616  BARLOWORLD LIMITED                                                                           85,166
           16,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                         59,391
           48,204  BIOMED REALTY TRUST INCORPORATED                                                          1,290,903
              400  BOARDWALK REAL ESTATE INVESTMENT TRUST+                                                      14,692
            4,786  BODYCOTE PLC                                                                                 20,230
               98  BOLLORE INVESTISSEMENT                                                                       17,406
            5,389  BOSTON PROPERTIES INCORPORATED<<                                                            552,211
           11,200  BRADESPAR SA                                                                                221,939
           21,977  BRE PROPERTIES INCORPORATED                                                               1,059,951
            9,650  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                    299,461
            8,408  CAMDEN PROPERTY TRUST                                                                       410,394
              491  CANADIAN REAL ESTATE INVESTMENT TRUST+                                                       13,752
           44,068  CBL & ASSOCIATES PROPERTIES INCORPORATED                                                    955,835
              869  CI FINANCIAL INCOME FUND                                                                     19,028
           53,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED+                                              42,514
           41,400  CITIC RESOURCES HOLDINGS LIMITED+                                                             9,849

                   Wells Fargo Advantage Master Portfolios 129


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
            2,926  CLAL INDUSTRIES AND INVESTMENTS+                                                     $       11,405
              832  CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                   14,366
            1,302  CLOSE BROTHERS GROUP PLC                                                                     14,920
           29,520  COLONIAL PROPERTIES TRUST<<                                                                 558,223
           42,837  CONNECTEAST GROUP                                                                            29,935
           20,947  CORPORATE OFFICE PROPERTIES TRUST<<                                                         819,028
              549  CORPORATION FINANCIERA ALBA                                                                  28,874
            1,000  D CARNEGIE & COMPANY AB                                                                      12,525
           51,000  DAIWA SECURITIES GROUP INCORPORATED                                                         393,742
          116,212  DCT INDUSTRIAL TRUST INCORPORATED                                                           866,942
            3,279  DEERFIELD CAPITAL CORPORATION<<                                                               2,787
              181  DELEK GROUP LIMITED                                                                          21,765
           24,121  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                   808,295
           64,663  DIAMONDROCK HOSPITALITY                                                                     595,546
           25,479  DIGITAL REALITY TRUST INCORPORATED<<                                                      1,168,722
           19,241  DOGAN SIRKETLER GRUBU HOLDINGS                                                               27,970
            7,934  DOGAN YAYIN HOLDING+                                                                         13,205
            1,100  DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                     18,105
           29,213  DUKE REALTY CORPORATION                                                                     731,201
           11,000  E-REVOLUTION COMPANY LIMITED+                                                                 1,415
           30,069  EMECO HOLDINGS LIMITED                                                                       25,666
           25,624  EMPRESAS COPEC SA                                                                           311,336
            5,946  ENODIS PLC                                                                                   34,788
            8,852  EQSTRA HOLDINGS LIMITED+                                                                     16,387
            9,624  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                    478,120
            9,200  EQUITY RESIDENTIAL                                                                          388,240
           10,814  ESSEX PROPERTY TRUST INCORPORATED                                                         1,269,023
              848  EURAZEO                                                                                      83,340
           10,173  EXTERRAN HOLDINGS INCORPORATED+                                                             465,008
           40,000  FELCOR LODGING TRUST INCORPORATED                                                           320,400
              970  FIBI HOLDINGS LIMITED                                                                        15,609
           72,600  FIRST GEN CORPORATION                                                                        39,220
           43,290  FRANKLIN STREET PROPERTIES CORPORATION<<                                                    551,082
              956  GAGFAH SA                                                                                    13,239
            2,283  GEA GROUP AG                                                                                 71,764
           10,922  GEMINA SPA                                                                                   13,568
          111,500  GENTING BHD                                                                                 191,161
              145  GIMV NV                                                                                       8,812
          171,440  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                  70,396
           23,126  GOODMAN PROPERTY TRUST                                                                       18,271
            2,000  GREAT EASTERN HOLDINGS LIMITED                                                               21,575
           25,473  GRUPO CARSO SA DE CV+                                                                        99,833
            2,050  GS HOLDINGS CORPORATION                                                                      51,642
           86,000  GUANGZHOU INVESTMENT COMPANY LIMITED                                                         11,438
              971  H&R REAL ESTATE INVESTMENT TRUST                                                             16,808
           20,411  HACI OMER SABANCI HOLDING AS                                                                 85,390
           47,435  HCP INCORPORATED                                                                          1,718,096
            7,256  HENDERSON GROUP PLC                                                                          17,135
            5,600  HKR INTERNATIONAL LIMITED                                                                     2,661
           14,456  HOME PROPERTIES INCORPORATED<<                                                              762,554
           18,209  HOSPITALITY PROPERTIES TRUST                                                                412,980
          104,100  HOST HOTELS & RESORTS INCORPORATED<<                                                      1,488,630
          149,840  HRPT PROPERTIES TRUST<<                                                                   1,135,787
            5,000  HUFVUDSTADEN AB                                                                              42,211
            1,661  HUNTING PLC                                                                                  26,948
            8,170  ICAP PLC                                                                                     70,349

                  130 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
              251  IDB DEVELOPMENT CORPORATION LIMITED+                                                 $        5,477
            5,448  IG GROUP HOLDINGS PLC                                                                        34,275
            8,852  IMPERIAL HOLDING LIMITED                                                                     61,962
          134,610  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN
                      AMERICA LATINA SA DE CV+                                                                 183,403
            3,200  INDUSTRIVARDEN AB CLASS A                                                                    43,024
            1,200  INDUSTRIVARDEN AB CLASS C                                                                    14,371
           11,580  INFRATIL LIMITED                                                                             18,585
            4,745  INVERCAP SA                                                                                  56,912
            6,151  INVESTEC PLC                                                                                 44,970
           96,123  INVESTIMENTOS ITAU SA                                                                       566,121
            8,121  INVESTOR AB                                                                                 170,986
            4,600  INVESTOR AB A SHARES                                                                         93,795
           10,000  IOI PROPERTIES BHD                                                                           13,758
           25,987  ISTAR FINANCIAL INCORPORATED<<                                                              145,267
              518  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                        11,162
           18,800  J FRONT RETAILING COMPANY LIMITED                                                           101,638
            1,100  JAFCO COMPANY LIMITED                                                                        37,741
            3,000  JAPAN ASIA INVESTMENT COMPANY LIMITED                                                        10,204
           10,988  JARDINE MATHESON HOLDINGS LIMITED                                                           317,333
              603  JM FINANCIAL LIMITED                                                                         18,344
           14,321  KILROY REALTY CORPORATION                                                                   716,766
           43,842  KIMCO REALTY CORPORATION<<                                                                1,628,292
            1,586  KKR FINANCIAL CORPORATION                                                                    14,877
          157,800  KNM GROUP BHD                                                                                68,968
           15,148  KOC HOLDING AS                                                                               52,402
           17,672  LASALLE HOTEL PROPERTIES                                                                    460,709
            7,649  LG CORPORATION                                                                              436,580
           18,603  LIBERTY PROPERTY TRUST                                                                      702,449
           26,000  LION DIVERSIFIED HOLDINGS BHD                                                                 6,242
           11,926  MACERICH COMPANY                                                                            738,577
           12,743  MACK-CALI REALTY CORPORATION                                                                515,072
           22,890  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                58,420
           87,790  MACQUARIE INFRASTRUCTURE GROUP                                                              163,605
            6,568  MACQUARIE LEISURE TRUST GROUP                                                                10,672
            3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                    69,646
           20,400  METROPOLITAN BANK & TRUST COMPANY                                                            16,698
           11,134  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                              558,481
           10,202  MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED                                                 12,553
            4,072  MITIE GROUP                                                                                  16,572
              440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                   3,362
            1,057  MLP AG                                                                                       21,442
          109,200  MMC CORPORATION BHD                                                                          67,237
          222,700  MULPHA INTERNATIONAL BHD+                                                                    76,531
           42,700  MULTI-PURPOSE HOLDINGS BHD                                                                   18,268
           13,385  MURRAY & ROBERTS HOLDINGS LIMITED                                                           180,648
           49,359  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                 1,119,956
            1,128  NATIONALE A PORTEFEUILLE                                                                     82,209
           65,221  NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                 2,244,907
           33,905  NEWCASTLE INVESTMENT CORPORATION<<                                                          235,301
                3  NIPPON ACCOMMODATIONS FUND INCORPORATED                                                      13,553
              742  NPIL RESEARCH & DEVELOPMEN+                                                                   2,850
              429  PARGESA HOLDING SA                                                                           44,296
           36,691  PETROBRAS ENERGIA PARTICIPACIONES SA+<<                                                     416,076
           34,426  PLUM CREEK TIMBER COMPANY                                                                 1,708,218
           19,100  POST PROPERTIES INCORPORATED                                                                600,695
            5,848  PUBLIC STORAGE INCORPORATED CLASS D                                                         516,495

                   Wells Fargo Advantage Master Portfolios 131


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
           39,104  RAIT FINANCIAL TRUST<<                                                               $      231,887
            2,500  RATOS AB B SHARES                                                                            68,218
           68,367  REALTY INCORPORATEDOME CORPORATION                                                        1,755,665
           20,623  REDWOOD TRUST INCORPORATED<<                                                                386,681
           11,093  REGENCY CENTERS CORPORATION                                                                 687,433
           20,838  REMGRO LIMITED                                                                              505,422
            1,117  RHJ INTERNATIONAL+                                                                           11,269
              859  SBI HOLDINGS INCORPORATED                                                                   154,014
            2,049  SCHRODERS PLC                                                                                37,784
           14,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                         37,786
            5,982  SIEMENS INDIA LIMITED                                                                        74,190
          119,440  SIME DARBY BHD                                                                              238,382
           10,198  SIMON PROPERTY GROUP INCORPORATED                                                           967,586
           83,500  SINO-OCEAN LAND HOLDINGS LIMITED                                                             41,134
            9,335  SL GREEN REALTY CORPORATION<<                                                               802,810
            4,996  SM INVESTMENTS CORPORATION                                                                   30,534
              313  SOFINA SA                                                                                    35,417
           25,900  SOFTBANK CORPORATION                                                                        427,531
              154  SOLVAC SA                                                                                    21,903
               52  SONY FINANCIAL HOLDINGS INCORPORATED                                                        193,029
           47,957  STRATEGIC HOTEL & RESORTS INCORPORATED<<                                                    442,164
              608  STX CORPORATION                                                                              16,893
           16,799  SUN HUNG KAI PROPERTIES LIMITED<<                                                           231,599
            4,109  SUN INTERNATIONAL LIMITED                                                                    50,287
           38,436  SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                     545,022
           35,000  SWIRE PACIFIC LIMITED B SHARES                                                               69,600
            3,970  TAKEFUJI CORPORATION                                                                         52,583
           22,612  TAUBMAN CENTERS INCORPORATED<<                                                            1,097,586
           26,000  TCC INTERNATIONAL HOLDINGS LIMITED+                                                           9,360
            4,886  TEKFEN HOLDING AS                                                                            33,614
              121  THE ISRAEL CORPORATION LIMITED+                                                             122,751
           25,772  UDR INCORPORATED                                                                            638,630
           34,600  UEM WORLD BHD                                                                                25,345
          216,000  UNITED ENERGY GROUP LIMITED+                                                                 20,130
           25,000  VALUE PARTNERS GROUP LIMITED                                                                 18,677
           27,598  VENTAS INCORPORATED                                                                       1,253,501
           46,646  VIRGIN MEDIA INCORPORATED                                                                   531,764
              200  VORNADO REALTY TRUST                                                                         19,892
          227,000  WANT WANT CHINA HOLDINGS LIMITED                                                            101,036
            4,884  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                46,894
           83,640  WATERLAND FINANCIAL HOLDINGS                                                                 24,033
           15,088  WEINGARTEN REALTY INVESTORS                                                                 498,658
              475  WENDEL INVESTISSEMENT                                                                        52,372
          110,442  YTL POWER INTERNATIONAL BHD                                                                  61,114
                                                                                                            58,531,339
                                                                                                        --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.37%
              900  AMER SPORTS OYJ                                                                              12,119
           44,042  BED BATH & BEYOND INCORPORATED+                                                           1,350,328
           15,450  BEST BUY COMPANY INCORPORATED                                                               691,697
            8,000  BEST DENKI COMPANY LIMITED                                                                   38,265
          100,996  CIRCUIT CITY STORES INCORPORATED+<<                                                         181,793
            8,178  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                  10,042
              570  FOURLIS HOLDINGS SA                                                                          12,068
           10,092  GALIFORM PLC                                                                                  6,143
            4,347  GAME GROUP PLC                                                                               21,333

                  132 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
            2,714  JB HI-FI LIMITED                                                                     $       31,986
            8,526  JD GROUP LIMITED                                                                             33,267
            2,000  JOSHIN DENKI COMPANY LIMITED                                                                 16,131
            1,600  K'S HOLDINGS CORPORATION                                                                     29,051
            3,900  KOKUYO COMPANY LIMITED                                                                       31,459
           77,310  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                            1,589,018
            1,400  NAFCO COMPANY LIMITED                                                                        19,542
            1,700  NITORI COMPANY LIMITED                                                                       94,408
           51,819  PIER 1 IMPORTS INCORPORATED+<<                                                              229,040
            6,700  PIONEER CORPORATION                                                                          50,858
           25,608  RADIOSHACK CORPORATION<<                                                                    486,808
            3,000  SHIMANO INCORPORATED                                                                        121,287
            8,586  THOMSON                                                                                      39,830
           11,000  TOTO LIMITED                                                                                 81,563
           16,703  WILLIAMS-SONOMA INCORPORATED<<                                                              295,476
            1,800  XEBIO COMPANY LIMITED                                                                        33,163
            3,340  YAMADA DENKI COMPANY LIMITED                                                                239,950
            7,200  YAMAHA CORPORATION                                                                          126,407
                                                                                                             5,873,032
                                                                                                        --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.32%
            6,000  ASSOCIATED INTERNATIONAL HOTELS+                                                             13,129
           13,000  BANYAN TREE HOLDINGS LIMITED                                                                  9,092
           23,974  BOYD GAMING CORPORATION+<<                                                                  292,243
            5,169  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                    139,511
           16,983  EGYPTIAN FOR TOURISM RESORTS+                                                                10,239
           12,352  EIH LIMITED                                                                                  41,133
            2,200  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                     35,194
            2,000  FUJITA KANKO INCORPORATED                                                                    14,769
           18,065  GAYLORD ENTERTAINMENT COMPANY+<<                                                            625,952
           22,238  HONGKONG & SHANGHAI HOTELS LIMITED                                                           31,683
              450  IMPERIAL HOTEL LIMITED                                                                       10,989
           20,653  INDIAN HOTELS COMPANY LIMITED                                                                35,828
            4,460  INTERCONTINENTAL HOTELS GROUP PLC                                                            60,193
           29,000  KLCC PROPERTY HOLDINGS BHD                                                                   23,088
            4,691  LAS VEGAS SANDS CORPORATION+<<                                                              222,400
           13,809  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                 389,552
            2,220  MILLENNIUM & COPTHORNE HOTELS PLC                                                            12,491
           72,600  MINOR INTERNATIONAL PCL                                                                      25,232
            1,136  ORBIS SA                                                                                     26,933
           18,719  ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                     672,012
           52,000  SHANGRI-LA ASIA LIMITED                                                                      99,850
           14,533  SINO HOTELS HOLDINGS LIMITED                                                                  6,690
           14,482  SKY CITY ENTERTAINMENT GROUP LIMITED                                                         36,434
           27,501  STARWOOD HOTELS & RESORTS WORLDWIDE
                   INCORPORATED<<                                                                              996,911
            8,724  TUI TRAVEL PLC                                                                               33,393
           13,552  VAIL RESORTS INCORPORATED+<<                                                                596,152
           36,065  WYNDHAM WORLDWIDE CORPORATION                                                               695,333
                                                                                                             5,156,426
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.33%
           22,500  3M COMPANY                                                                                1,611,000
           83,500  A-MAX HOLDINGS LIMITED+                                                                       2,917
           23,866  ACTUANT CORPORATION CLASS A<<                                                               752,972
           20,948  ADVANTECH COMPANY LIMITED                                                                    47,115

                   Wells Fargo Advantage Master Portfolios 133


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            3,452  ALSTOM RGPT                                                                          $      350,662
           14,000  AMADA COMPANY LIMITED                                                                        84,798
              638  ANDRITZ AG                                                                                   39,126
           40,388  APPLE INCORPORATED+                                                                       6,846,978
           61,781  APPLIED MATERIALS INCORPORATED                                                            1,107,116
            2,000  ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                     13,511
            7,175  ASTEC INDUSTRIES INCORPORATED+<<                                                            246,820
           10,638  ATLAS COPCO AB CLASS A                                                                      148,492
            5,775  ATLAS COPCO AB CLASS B                                                                       73,893
           65,762  AXCELIS TECHNOLOGIES INCORPORATED+                                                          311,054
           14,033  BAKER HUGHES INCORPORATED                                                                 1,122,780
           76,032  BENQ CORPORATION                                                                             38,274
           11,153  BLACK BOX CORPORATION                                                                       399,724
              826  BNK PETROLEUM INCORPORATED+                                                                   1,376
              150  BOBST GROUP AG                                                                               10,565
           33,424  BRIGGS & STRATTON CORPORATION<<                                                             501,360
           76,030  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                564,143
           42,498  BROOKS AUTOMATION INCORPORATED+                                                             408,406
               80  BUCHER INDUSTRIES AG                                                                         16,402
           11,947  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                  834,498
           36,238  CAMERON INTERNATIONAL CORPORATION+                                                        1,688,328
            3,700  CANON FINETECH INCORPORATED                                                                  44,829
            2,869  CAP GEMINI SA                                                                               169,387
            1,700  CAPCOM COMPANY LIMITED                                                                       51,968
           26,959  CARLISLE COMPANIES INCORPORATED                                                             873,202
            9,700  CASIO COMPUTER COMPANY LIMITED                                                              107,950
           23,400  CATCHER TECHNOLOGY COMPANY LIMITED                                                           78,528
            6,000  CHEN HSONG HOLDINGS                                                                           1,815
           18,832  CHICONY ELECTRONICS COMPANY LIMITED                                                          33,813
           21,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                              18,229
            3,000  CHUGAI RO COMPANY LIMITED+                                                                   14,337
            2,400  CKD CORPORATION                                                                              11,734
           28,350  CLEVO COMPANY+                                                                               36,279
            1,514  CRANE GROUP LIMITED                                                                          17,945
           10,191  CROMPTON GREAVES LIMITED                                                                     62,393
           30,240  CUMMINS INCORPORATED                                                                      1,970,438
            8,000  DAIHEN CORPORATION                                                                           30,985
            1,169  DASSAULT SYSTEMES SA                                                                         70,651
           80,188  DELL INCORPORATED+                                                                        1,742,485
           89,403  DELTA ELECTRONICS INCORPORATED                                                              239,460
           12,737  DIEBOLD INCORPORATED                                                                        505,022
            1,100  DISCO CORPORATION                                                                            40,909
           29,921  DONALDSON COMPANY INCORPORATED                                                            1,313,831
            2,155  DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                      153,218
            4,360  DOOSAN INFRACORE COMPANY LIMITED                                                             84,227
           38,200  DOVER CORPORATION                                                                         1,886,316
           13,695  DRESSER RAND GROUP INCORPORATED+                                                            555,469
           13,012  DRIL-QUIP INCORPORATED+                                                                     715,790
               34  EACCESS LIMITED                                                                              19,916
           32,800  EATON CORPORATION                                                                         2,400,304
           16,000  EBARA CORPORATION                                                                            37,431
           95,920  EMC CORPORATION+                                                                          1,465,658
           74,246  ENTEGRIS INCORPORATED+                                                                      457,355
            9,194  FLOWSERVE CORPORATION                                                                     1,214,711
           20,433  FMC TECHNOLOGIES INCORPORATED+<<                                                          1,094,391
           90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                            29,521

                   134 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           30,600  FOXCONN TECHNOLOGY COMPANY LIMITED                                                   $      151,039
           23,000  FUJI HEAVY INDUSTRIES LIMITED                                                               131,482
            1,600  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                   23,083
            1,100  FUJI SOFT INCORPORATED                                                                       19,695
           75,000  FUJITSU LIMITED                                                                             518,389
           10,000  FURUKAWA COMPANY LIMITED                                                                     16,979
           24,346  GAMESTOP CORPORATION CLASS A+                                                             1,068,059
           22,501  GARDNER DENVER INCORPORATED+                                                              1,015,695
              689  GILDEMEISTER AG                                                                              16,599
          113,815  HEWLETT-PACKARD COMPANY                                                                   5,340,200
            3,200  HEXAGON AB                                                                                   51,575
           32,370  HIGH TECH COMPUTER CORPORATION                                                              599,779
            1,000  HISAKA WORKS LIMITED                                                                         20,724
            3,200  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                               74,806
            5,000  HITACHI KOKI COMPANY LIMITED                                                                 58,771
          122,000  HITACHI LIMITED                                                                             898,523
              900  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                 18,300
          250,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                1,254,134
            4,000  HOSOKAWA MICRON CORPORATION                                                                  18,428
           34,573  IDEX CORPORATION                                                                          1,281,621
            1,249  INDRA SISTEMAS SA                                                                            31,973
           10,672  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                      394,117
           20,325  INTERMEC INCORPORATED+<<                                                                    408,329
           48,246  INTERNATIONAL BUSINESS MACHINES CORPORATION                                               5,872,986
          105,840  INVENTEC COMPANY LIMITED                                                                     62,093
            8,000  ISEKI & COMPANY LIMITED                                                                      21,150
            3,006  IT HOLDINGS CORPORATION+                                                                     47,297
            1,300  ITOCHU TECHNO-SCIENCE CORPORATION                                                            35,673
           15,785  JOHN BEAN TECHNOLOGIES CORPORATION+                                                         205,206
           52,000  JOHNSON ELECTRIC HOLDINGS LIMITED                                                            21,068
           17,240  JOY GLOBAL INCORPORATED                                                                   1,224,730
           12,356  KAYDON CORPORATION                                                                          688,600
            5,000  KITZ CORPORATION                                                                             22,479
           33,030  KOMATSU LIMITED                                                                             691,301
            3,500  KONAMI CORPORATION                                                                          106,879
           39,865  KUBOTA CORPORATION                                                                          278,344
           32,759  KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                  168,381
           20,031  LAM RESEARCH CORPORATION+                                                                   736,340
           10,297  LARSEN & TOUBRO LIMITED                                                                     601,345
          126,000  LENOVO GROUP LIMITED                                                                         84,451
           19,100  LEXMARK INTERNATIONAL INCORPORATED+                                                         687,027
            8,380  LG PHILLIPS LCD COMPANY LIMITED                                                             206,495
           98,882  LITE-ON TECHNOLOGY CORPORATION                                                               97,146
            3,810  LOGITECH INTERNATIONAL SA+                                                                  101,565
            2,251  MAHARASHTRA SEAMLESS LIMITED                                                                 14,656
            4,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                       18,296
                1  MAKITA CORPORATION                                                                               26
            1,767  MAN AG                                                                                      172,417
           20,715  MANITOWOC COMPANY INCORPORATED                                                              521,604
            1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                   1,932
            2,000  MAX COMPANY LIMITED                                                                          19,159
            8,000  MEIDENSHA CORPORATION                                                                        21,180
              800  MEITEC CORPORATION                                                                           22,079
            2,000  MELCO HOLDINGS INCORPORATED                                                                  45,432
            2,085  METSO OYJ                                                                                    81,034
           35,363  MICROS SYSTEMS INCORPORATED+<<                                                            1,089,888

                   Wells Fargo Advantage Master Portfolios 135


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            2,700  MISUMI GROUP INCORPORATED                                                            $       46,718
            4,996  MISYS PLC                                                                                    15,218
           62,132  MITAC INTERNATIONAL CORPORATION                                                              34,830
           76,000  MITSUBISHI ELECTRIC CORPORATION                                                             644,548
            6,300  MITSUI HIGH-TEC INCORPORATED                                                                 43,020
            3,000  MIURA COMPANY LIMITED                                                                        65,890
              500  MODEC INCORPORATED                                                                           15,842
           19,026  MODINE MANUFACTURING COMPANY                                                                300,991
            3,400  MORI SEIKI COMPANY LIMITED                                                                   43,955
            4,000  NABTESCO CORPORATION                                                                         41,498
            8,000  NACHI-FUJIKOSHI CORPORATION                                                                  25,500
           18,848  NATIONAL OILWELL VARCO INCORPORATED+                                                      1,389,663
              601  NCSOFT CORPORATION                                                                           28,651
              149  NEC CORPORATION ADR(A)                                                                          656
              897  NEOPOST SA                                                                                   93,517
               17  NET ONE SYSTEMS COMPANY LIMITED                                                              22,706
              900  NETUREN COMPANY LIMITED                                                                       6,658
            1,900  NIHON UNISYS LIMITED                                                                         29,685
            2,000  NIPPON THOMPSON COMPANY LIMITED                                                              10,581
            5,600  NOMURA RESEARCH INSTITUTE LIMITED                                                           127,073
           12,967  NORDSON CORPORATION                                                                         695,420
           27,785  NUANCE COMMUNICATIONS INCORPORATED+<<                                                       439,003
              270  OBIC COMPANY LIMITED                                                                         47,695
            1,107  OCE NV                                                                                       10,749
              900  OILES CORPORATION                                                                            15,531
            1,500  OKAYA & COMPANY LIMITED                                                                      17,583
            1,000  ORACLE CORPORATION JAPAN                                                                     43,575
            1,000  ORGANO CORPORATION                                                                            7,172
            3,095  ORMAT INDUSTRIES                                                                             34,475
              700  OTSUKA CORPORATION                                                                           50,211
              679  OUTOTEC OYJ                                                                                  30,845
           24,669  PALL CORPORATION                                                                          1,001,808
           63,484  PALM INCORPORATED+<<                                                                        540,249
           28,000  PARKER HANNIFIN CORPORATION                                                               1,793,960
              956  PASON SYSTEMS INCORPORATED+                                                                  13,938
           20,135  PENTAIR INCORPORATED<<                                                                      739,961
           42,400  PITNEY BOWES INCORPORATED                                                                 1,447,960
              588  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                       8,787
          124,567  QUANTUM CORPORATION+<<                                                                      220,484
            1,108  RAMIRENT OYJ                                                                                  7,702
            3,700  RISO KAGAKU CORPORATION                                                                      48,077
          119,000  RITEK CORPORATION+                                                                           23,203
            8,000  RYOBI LIMITED                                                                                26,407
           19,416  SAGE GROUP PLC                                                                               74,029
           98,000  SANYO ELECTRIC COMPANY LIMITED+                                                             195,406
              292  SCHINDLER HOLDING SA                                                                         20,872
           10,203  SCIENTIFIC GAMES CORPORATION CLASS A+                                                       307,212
              668  SHAW INDUSTRIES LIMITED CLASS A+                                                             18,553
           21,000  SHIHLIN ELECTRIC+                                                                            22,615
              900  SHIMA SEIKI MANUFACTURING LIMITED                                                            20,943
            4,954  SIMS GROUP LIMITED                                                                          145,222
            1,900  SINTOKOGIO LIMITED                                                                           14,939
              976  SKF AB                                                                                       15,611
            2,200  SMC CORPORATION                                                                             226,188
           16,978  SMITH INTERNATIONAL INCORPORATED                                                          1,183,335
          118,500  SONUS NETWORKS INCORPORATED+<<                                                              400,530

                   136 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            1,061  SPIRAX-SARCO ENGINEERING PLC                                                         $       21,390
            8,500  SPX CORPORATION                                                                           1,013,625
            7,500  STANLEY ELECTRIC COMPANY LIMITED                                                            151,091
           15,730  STANLEY WORKS                                                                               754,254
              750  SULZER AG                                                                                    92,152
           21,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                           102,113
            4,000  TADANO LIMITED                                                                               30,779
           10,052  TATA CONSULTANCY SERVICES LIMITED                                                           184,551
            1,665  TATA TEA LIMITED                                                                             26,680
            4,500  TDK CORPORATION                                                                             260,683
           27,854  TERADATA CORPORATION+                                                                       684,373
           16,211  TEREX CORPORATION                                                                           815,251
            2,505  THERMAX INDIA LIMITED                                                                        27,762
            4,600  THK COMPANY LIMITED                                                                          74,741
              760  TIETOENATOR OYJ                                                                              14,922
           15,303  TIMKEN COMPANY                                                                              494,593
           12,000  TORI HOLDINGS COMPANY LIMITED                                                                   767
           16,899  TORO COMPANY<<                                                                              690,662
          114,000  TOSHIBA CORPORATION                                                                         635,873
            3,000  TOSHIBA MACHINE COMPANY LIMITED                                                              13,160
           32,000  TPV TECHNOLOGY LIMITED                                                                       15,582
            3,500  TREND MICRO INCORPORATED                                                                    118,452
           11,000  TSUBAKIMOTO CHAIN COMPANY                                                                    56,009
              500  UNION TOOL COMPANY+                                                                          12,034
           11,000  UNISTEEL TECHNOLOGY LIMITED                                                                  14,971
           20,076  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                      1,268,000
           29,235  VERIFONE HOLDINGS INCORPORATED+<<                                                           589,378
           10,490  WATSCO INCORPORATED<<                                                                       536,983
            5,496  WEIR GROUP PLC                                                                               92,172
           44,281  WESTERN DIGITAL CORPORATION+                                                              1,207,100
              528  WINCOR NIXDORF AG                                                                            38,864
           51,151  WISTRON CORPORATION                                                                          74,059
            2,900  YAMAZEN CORPORATION                                                                          10,003
           70,000  YIEH PHUI ENTERPRISE+                                                                        28,096
            1,925  ZARDOYA-OTIS SA                                                                              38,901
            9,950  ZEBRA TECHNOLOGIES CORPORATION+                                                             310,639
                                                                                                            85,551,481
                                                                                                        --------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
              338   DEMAG CRANES AG                                                                             18,405
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.50%
            9,112  AON CORPORATION                                                                             432,729
           17,958  ARTHUR J. GALLAGHER & COMPANY                                                               475,528
              759  BALOISE HOLDING AG                                                                           64,935
            2,773  BENFIELD GROUP LIMITED                                                                       17,333
          378,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                    722,724
              568  CNP ASSURANCES                                                                               68,179
              670  GRUPO CATALANA OCCIDENTE SA                                                                  19,096
              438  HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                               19,068
           15,710  HILB ROGAL & HOBBS COMPANY                                                                  715,591
           28,524  HUMANA INCORPORATED+                                                                      1,323,514
            2,365  JARDINE LLOYD THOMPSON GROUP PLC                                                             19,457
           17,509  MARSH & MCLENNAN COMPANIES INCORPORATED                                                     559,062
            3,200  MATSUI SECURITIES COMPANY LIMITED                                                            22,575
           26,737  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                   539,285
           41,904  STANDARD LIFE PLC                                                                           190,903

                   Wells Fargo Advantage Master Portfolios 137


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
           10,000  TOKYO TATEMONO COMPANY LIMITED                                                       $       48,014
           70,353  UNUM GROUP                                                                                1,787,670
           27,981  WILLIS GROUP HOLDINGS LIMITED                                                               963,106
                                                                                                             7,988,769
                                                                                                        --------------
INSURANCE CARRIERS: 3.89%
           11,568  ACE LIMITED                                                                                 608,592
            2,965  ADMIRAL GROUP PLC                                                                            52,358
           21,769  AEGON NV                                                                                    256,439
           22,794  AETNA INCORPORATED                                                                          983,333
           17,000  AIOI INSURANCE COMPANY LIMITED                                                               83,692
            4,510  AKSIGORTA AS                                                                                 19,165
            6,639  ALLEANZA ASSICURAZIONI SPA                                                                   63,011
              901  ALLEGHANY CORPORATION                                                                       288,320
            7,847  ALLIANZ AG                                                                                1,307,109
                5  ALLIANZ AG ADR                                                                                   83
            9,386  ALLIED WORLD ASSURANCE HOLDINGS                                                             362,487
           18,927  ALLSTATE CORPORATION                                                                        854,176
              127  AMB GENERALI HOLDING AG                                                                      21,483
          185,149  AMBAC FINANCIAL GROUP INCORPORATED<<                                                      1,325,667
           14,981  AMERICAN FINANCIAL GROUP INCORPORATED                                                       427,408
           82,109  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                 1,764,522
            3,093  AMERICAN NATIONAL INSURANCE COMPANY                                                         295,227
           23,094  AMERIGROUP CORPORATION+                                                                     597,673
            5,039  AMLIN PLC                                                                                    26,579
           67,931  AMP LIMITED                                                                                 402,170
           10,514  ARCH CAPITAL GROUP LIMITED+                                                                 733,457
           20,364  ASSICURAZIONI GENERALI SPA                                                                  678,499
           19,766  ASSURANT INCORPORATED                                                                     1,154,927
           40,315  ASSURED GUARANTY LIMITED<<                                                                  655,522
           44,271  AVIVA PLC                                                                                   413,251
           30,681  AXA ASIA PACIFIC HOLDINGS LIMITED                                                           135,302
           30,616  AXA SA                                                                                      976,879
           29,069  AXIS CAPITAL HOLDINGS LIMITED                                                               971,777
            5,842  BEAZLEY GROUP PLC                                                                            11,816
            3,585  BRIT INSURANCE HOLDINGS PLC                                                                  12,624
            2,598  CATLIN GROUP LIMITED                                                                         15,443
           29,423  CENTENE CORPORATION+                                                                        664,371
           20,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                      41,406
          355,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                              1,349,321
           12,936  CHUBB CORPORATION                                                                           621,057
            9,380  CIGNA CORPORATION                                                                           392,834
           30,034  CINCINNATI FINANCIAL CORPORATION                                                            890,208
           36,813  CONSECO INCORPORATED+                                                                       330,213
           27,334  DELPHI FINANCIAL GROUP CLASS A                                                              733,371
           18,724  DISCOVERY HOLDINGS LIMITED                                                                   53,953
              540  DONGBU INSURANCE COMPANY LIMITED                                                             15,119
           10,568  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                        344,728
            8,548  ERIE INDEMNITY COMPANY                                                                      395,345
              155  EULER HERMES SA                                                                              12,405
           12,347  EVEREST REINSURANCE GROUP LIMITED                                                         1,014,059
              300  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                           65,832
              424  FBD HOLDINGS PLC                                                                              8,840
           43,556  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                611,091
           15,564  FIRST AMERICAN CORPORATION                                                                  393,302
            1,309  FONDIARIA-SAI SPA                                                                            24,477

                   138 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INSURANCE CARRIERS (continued)
           37,272  FRIENDS PROVIDENT PLC                                                                $       66,867
            6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                 16,320
           14,584  GENWORTH FINANCIAL INCORPORATED<<                                                           234,073
            4,100  GREAT-WEST LIFECO INCORPORATED                                                              123,950
              959  HANNOVER RUECKVERSICHERUNG AG                                                                40,918
           10,682  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                              673,821
           22,297  HCC INSURANCE HOLDINGS INCORPORATED                                                         561,438
           17,199  HEALTH NET INCORPORATED+                                                                    475,552
               64  HELVETIA HOLDING AG                                                                          19,836
           27,084  HORACE MANN EDUCATORS CORPORATION                                                           403,552
            1,272  INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES
                      INCORPORATED                                                                              44,265
              478  ING CANADA INCORPORATED                                                                      18,007
           66,922  INSURANCE AUSTRALIA GROUP LIMITED                                                           226,219
           11,817  IPC HOLDINGS LIMITED                                                                        374,244
            3,397  KOREA REINSURANCE COMPANY                                                                    31,171
          102,655  LEGAL & GENERAL GROUP PLC                                                                   187,289
            5,960  LIBERTY GROUP LIMITED                                                                        54,378
            9,160  LINCOLN NATIONAL CORPORATION                                                                464,943
           15,094  LOEWS CORPORATION                                                                           655,532
           26,000  MANULIFE FINANCIAL CORPORATION                                                              933,189
           10,365  MAPFRE SA                                                                                    49,569
            1,525  MARKEL CORPORATION+                                                                         564,250
           31,509  MAX CAPITAL GROUP LIMITED                                                                   819,234
           47,005  MBIA INCORPORATED+<<                                                                        762,421
            2,596  MEDIOLANUM SPA                                                                               11,260
            4,916  MERCURY GENERAL CORPORATION                                                                 250,421
            1,194  MERITZ FIRE MARINE INSURANCE                                                                 10,298
           15,120  METLIFE INCORPORATED                                                                        819,504
           51,239  MGIC INVESTMENT CORPORATION<<                                                               430,920
            2,804  MILANO ASSICURAZIONI SPA                                                                     14,284
           30,300  MILLEA HOLDINGS INCORPORATED                                                              1,027,692
           14,800  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                       485,427
           58,646  MONTPELIER RE HOLDINGS LIMITED                                                              949,479
            3,601  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                               559,080
              226  MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                      519
           31,216  NATIONWIDE FINANCIAL SERVICES                                                             1,605,751
           28,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                         183,706
            9,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                46,879
           88,654  OLD MUTUAL PLC                                                                              156,793
           44,885  OLD REPUBLIC INTERNATIONAL CORPORATION                                                      490,593
           10,845  PARTNERRE LIMITED                                                                           747,329
           25,740  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                            1,537,450
           72,972  PHOENIX COMPANIES INCORPORATED                                                              869,097
          120,000  PICC PROPERTY & CASUALTY COMPANY LIMITED                                                     67,753
           67,500  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                            492,556
           33,089  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                    1,196,167
           49,577  PMI GROUP INCORPORATED<<                                                                    177,981
            6,000  POWER CORPORATION OF CANADA                                                                 185,798
            3,700  POWER FINANCIAL CORPORATION                                                                 120,673
            8,709  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                      398,785
           13,436  PROASSURANCE CORPORATION+                                                                   724,200
           13,508  PROTECTIVE LIFE CORPORATION                                                                 490,205
           14,962  PRUDENTIAL FINANCIAL INCORPORATED                                                         1,102,849
           41,615  PRUDENTIAL PLC                                                                              413,265
           31,802  QBE INSURANCE GROUP LIMITED                                                                 646,791
           49,013  RADIAN GROUP INCORPORATED<<                                                                 187,720

                   Wells Fargo Advantage Master Portfolios 139


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INSURANCE CARRIERS (continued)
            5,552  REINSURANCE GROUP OF AMERICA INCORPORATED<<                                          $      267,384
           12,892  RENAISSANCERE HOLDINGS LIMITED                                                              653,753
            8,986  RLI CORPORATION                                                                             502,407
           63,924  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                    175,007
           18,009  SAFECO CORPORATION                                                                        1,217,408
            2,082  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                             378,113
          103,022  SANLAM LIMITED                                                                              237,662
            2,513  SCOR REGROUPE                                                                                57,896
           36,167  SELECTIVE INSURANCE GROUP INCORPORATED                                                      873,071
              515  SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                      24,385
           34,000  SOMPO JAPAN INSURANCE INCORPORATED                                                          306,561
            3,034  ST. JAMES'S PLACE PLC                                                                        12,297
                1  STANCORP FINANCIAL GROUP INCORPORATED                                                            27
            7,000  STOREBRAND ASA                                                                               54,409
            9,700  SUN LIFE FINANCIAL INCORPORATED                                                             374,096
              671  SWISS LIFE HOLDING                                                                          122,071
            6,025  SWISS REINSURANCE                                                                           370,588
            8,950  T&D HOLDINGS INCORPORATED                                                                   469,617
           10,000  TAIWAN LIFE INSURANCE COMPANY LIMITED                                                        10,053
           20,910  THE TRAVELERS COMPANIES INCORPORATED                                                        923,386
              200  TOPDANMARK AS+                                                                               29,498
           17,999  TORCHMARK CORPORATION                                                                     1,075,260
           12,124  UNIPOL SPA                                                                                   30,227
           57,202  UNITEDHEALTH GROUP INCORPORATED                                                           1,741,801
            9,420  UNITRIN INCORPORATED                                                                        240,493
           30,163  W.R. BERKLEY CORPORATION                                                                    710,640
            6,016  WELLCARE HEALTH PLANS INCORPORATED+                                                         251,228
           18,300  WELLPOINT INCORPORATED+                                                                     966,057
            1,199  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                      567,007
           35,444  XL CAPITAL LIMITED CLASS A                                                                  712,424
           61,882  YAPI VE KREDI BANKASI AS                                                                    137,551
           24,882  ZENITH NATIONAL INSURANCE CORPORATION                                                       950,244
           12,540  ZURICH FINANCIAL SERVICES AG                                                                329,384
                                                                                                            62,435,191
                                                                                                        --------------
INSURANCE-MULTI LINE: 0.00%
            1,751  FONDIARIA SAI SPA                                                                            48,516
                                                                                                        --------------
INTERNET SOFTWARE: 0.00%
                6  ACCESS COMPANY LIMITED+                                                                      11,647
              732  FREENET AG                                                                                   10,648
                                                                                                                22,295
                                                                                                        --------------
INVESTMENT COMPANIES: 0.00%
              260  BB BIOTECH AG                                                                                22,159
                                                                                                        --------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.01%
          104,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                         16,470
           48,500  BERJAYA CORPORATION BHD                                                                      10,873
            1,319  GROUPE BRUXELLES LAMBERT SA                                                                 137,151
            2,719  TULLETT PREBON PLC                                                                           21,832
                                                                                                               186,326
                                                                                                        --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.09%
           52,471  CORRECTIONS CORPORATION OF AMERICA+                                                       1,395,729
                                                                                                        --------------

                   140 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
LEATHER & LEATHER PRODUCTS: 0.11%
           28,217  BROWN SHOE COMPANY INCORPORATED<<                                                    $      428,898
           15,786  COACH INCORPORATED+                                                                         457,636
            9,364  GENESCO INCORPORATED+<<                                                                     342,816
           31,014  TIMBERLAND COMPANY+                                                                         522,896
                                                                                                             1,752,246
                                                                                                        --------------
LEGAL SERVICES: 0.15%
           21,152  FTI CONSULTING INCORPORATED+                                                              1,552,557
            3,699  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                      165,123
           15,669  RAYONIER INCORPORATED                                                                       704,948
                                                                                                             2,422,628
                                                                                                        --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
               18  AP MOLLER-MAERSK AS                                                                         201,379
           14,482  MACMAHON HOLDINGS LIMITED                                                                    21,667
                                                                                                               223,046
                                                                                                        --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.07%
            3,799  BABCOCK INTERNATIONAL GROUP                                                                  41,462
          162,500  BARITO PACIFIC TBK PT+                                                                       27,213
            1,859  CANFOR CORPORATION+                                                                          19,014
           33,500  CHAMPION ENTERPRISES INCORPORATED+<<                                                        163,815
           70,495  LOUISIANA-PACIFIC CORPORATION+                                                              686,621
              694  PFLEIDERER AG                                                                                10,412
            2,276  SINO-FOREST CORPORATION+                                                                     42,871
              325  TECNICAS REUNIDAS SA                                                                         21,445
          120,930  TERRANOVA SA                                                                                 19,693
              504  WEST FRASER TIMBER COMPANY LIMITED+                                                          18,607
                                                                                                             1,051,153
                                                                                                        --------------
MACHINERY: 0.03%
            3,500  DAIFUKU COMPANY LIMITED                                                                      28,648
                1  HUSQVARNA AB                                                                                      6
            4,105  HUSQVARNA AB B SHARES                                                                        33,119
           14,000  JAPAN STEEL WORKS                                                                           241,107
            5,000  OKUMA CORPORATION                                                                            35,939
            3,400  OSG CORPORATION                                                                              29,131
              575  RHEINMETALL BERLIN                                                                           36,602
            2,589  SEVAN MARINE ASA+                                                                            26,599
                                                                                                               431,151
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.98%
            2,200  A&D COMPANY LIMITED                                                                          16,198
           26,185  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                     566,382
           30,318  AFFYMETRIX INCORPORATED+<<                                                                  260,128
            2,819  AGFA-GEVAERT NV                                                                              22,449
           16,663  AGILENT TECHNOLOGIES INCORPORATED+                                                          579,206
           10,300  ALFA LAVAL AB                                                                               140,563
           13,804  ALLERGAN INCORPORATED                                                                       771,229
              708  ALTANA AG                                                                                    11,294
           30,959  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                           551,070
           33,745  APPLIED BIOSYSTEMS                                                                        1,231,355
           11,808  ARTHROCARE CORPORATION+<<                                                                   302,757
           13,310  BAYER AG                                                                                  1,051,921
            9,662  BECKMAN COULTER INCORPORATED                                                                713,249

                   Wells Fargo Advantage Master Portfolios 141


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           10,482  BECTON DICKINSON & COMPANY                                                           $      915,917
              201  BEKAERT SA                                                                                   35,051
            8,043  BIO-RAD LABORATORIES INCORPORATED+                                                          865,427
           26,000  BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                      11,276
           65,653  BOSTON SCIENTIFIC CORPORATION+                                                              824,602
           15,789  CELERA CORPORATION+                                                                         221,046
           24,100  CEPHEID INCORPORATED+<<                                                                     448,260
            2,298  COCHLEAR LIMITED                                                                            107,817
           14,610  COHU INCORPORATED                                                                           243,987
              412  COLOPLAST AS CLASS B                                                                         29,497
            1,365  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                 56,046
            2,700  COSEL COMPANY LIMITED                                                                        24,288
           16,594  CR BARD INCORPORATED                                                                      1,550,709
           11,197  DANAHER CORPORATION                                                                         913,339
           22,262  DENTSPLY INTERNATIONAL INCORPORATED<<                                                       872,448
           17,643  DRS TECHNOLOGIES INCORPORATED                                                             1,404,736
           57,802  EASTMAN KODAK COMPANY<<                                                                     935,814
            1,156  ELEKTA AB CLASS B                                                                            24,538
           17,133  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                 1,287,888
           11,126  ESCO TECHNOLOGIES INCORPORATED+<<                                                           529,709
            3,600  ESPEC CORPORATION                                                                            25,224
            3,852  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                             204,917
           12,898  ESTERLINE TECHNOLOGIES CORPORATION+                                                         728,608
           17,941  FISHER & PAYKEL HEALTHCARE CORPORATION                                                       39,450
           21,900  FLIR SYSTEMS INCORPORATED+                                                                  781,830
           20,886  FORMFACTOR INCORPORATED+<<                                                                  400,802
           21,700  FOSSIL INCORPORATED+                                                                        649,264
            1,153  FRESENIUS AG                                                                                 93,911
           18,000  FUJIFILM HOLDINGS CORPORATION                                                               495,288
           13,000  FUJIKURA LIMITED                                                                             60,512
              500  FUKUDA DENSHI COMPANY LIMITED                                                                11,014
           25,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                           128,914
            5,792  GARMIN LIMITED<<                                                                            201,330
            2,800  GETINGE AB                                                                                   63,796
           40,000  GOLDEN MEDITECH COMPANY LIMITED                                                              11,922
           11,156  HAEMONETICS CORPORATION+<<                                                                  699,704
            4,905  HALMA PLC                                                                                    17,981
            6,000  HITACHI CABLE LIMITED                                                                        21,611
              400  HOGY MEDICAL COMPANY LIMITED                                                                 19,209
           40,915  HOLOGIC INCORPORATED+<<                                                                     868,216
           15,900  HOYA CORPORATION                                                                            324,124
            6,331  INTUITIVE SURGICAL INCORPORATED+                                                          1,869,354
           36,600  ION GEOPHYSICAL CORPORATION+<<                                                              589,992
           14,311  ITRON INCORPORATED+<<                                                                     1,482,333
           18,500  KONICA MINOLTA HOLDINGS INCORPORATED                                                        254,982
            4,162  LARGAN PRECISION COMPANY LIMITED                                                             56,165
            2,058  LUXOTTICA GROUP SPA                                                                          51,642
           52,123  MEDTRONIC INCORPORATED                                                                    2,845,916
           14,529  MENTOR CORPORATION<<                                                                        358,576
            5,567  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                  585,648
            8,422  MILLIPORE CORPORATION+                                                                      631,734
            9,571  MINE SAFETY APPLIANCES COMPANY<<                                                            347,714
            3,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                       36,454
           25,843  NATIONAL INSTRUMENTS CORPORATION                                                            834,212
           14,632  NEWPORT CORPORATION+                                                                        137,102
            1,500  NIHON KOHDEN CORPORATION                                                                     32,706

                   142 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
           13,000  NIKON CORPORATION                                                                    $      421,930
            1,000  NIPRO CORPORATION                                                                            18,251
            5,932  OLYMPUS CORPORATION ADR<<                                                                   195,137
           21,244  ORBOTECH LIMITED                                                                            229,435
              951  ORION OYJ                                                                                    17,900
            5,000  OSAKI ELECTRIC COMPANY LIMITED                                                               28,487
           69,000  OSIM INTERNATIONAL LIMITED                                                                   12,173
            3,500  PARIS MIKI INCORPORATED                                                                      29,471
            5,016  PHARMAXIS LIMITED+                                                                            9,456
              692  PHONAK HOLDING AG                                                                            50,054
           11,929  RESMED INCORPORATED+<<                                                                      558,277
           20,951  ROCKWELL AUTOMATION INCORPORATED                                                            989,097
           14,266  ROPER INDUSTRIES INCORPORATED<<                                                             842,835
            9,000  SHIMADZU CORPORATION                                                                         84,349
            5,002  SILEX SYSTEMS LIMITED+                                                                       30,648
           41,090  SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                     76,017
            2,425  SSL INTERNATIONAL PLC                                                                        20,887
           15,306  ST. JUDE MEDICAL INCORPORATED+                                                              701,474
           41,978  STERIS CORPORATION<<                                                                      1,543,531
               84  STRAUMANN HOLDING AG                                                                         22,511
           14,308  STRYKER CORPORATION                                                                         961,355
           27,700  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                        317,873
            3,300  SUZUKEN COMPANY LIMITED                                                                     118,546
            1,153  SYNTHES INCORPORATED                                                                        159,551
            8,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                       169,692
              600  TAMRON COMPANY LIMITED                                                                       10,960
              201  TECAN GROUP AG                                                                               11,390
           16,922  TECHNE CORPORATION+                                                                       1,305,871
           13,984  TELEDYNE TECHNOLOGIES INCORPORATED+                                                         871,623
           33,908  TERADYNE INCORPORATED+<<                                                                    316,362
            6,900  TERUMO CORPORATION                                                                          383,863
            1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                           16,024
              970  TITAN INDUSTRIES LIMITED                                                                     27,777
            1,200  TOA MEDICAL ELECTRONICS COMPANY                                                              52,333
            1,400  TOPCON CORPORATION                                                                            9,304
           18,543  TRIMBLE NAVIGATION LIMITED+                                                                 627,681
            4,300  USHIO INCORPORATED                                                                           65,124
           13,387  VARIAN INCORPORATED+<<                                                                      665,468
            3,191  VESTAS WIND SYSTEMS AS+                                                                     432,998
           15,965  WATERS CORPORATION+                                                                       1,089,611
              396  WILLIAM DEMANT HOLDING+                                                                      19,116
            4,100  YAMATAKE CORPORATION                                                                         79,538
           10,955  ZIMMER HOLDINGS INCORPORATED+                                                               793,032
                                                                                                            47,869,365
                                                                                                        --------------
      MEDIA: 0.00%
              820  MODERN TIMES GROUP MTG B SHARES                                                              43,402
              977  VOCENTO SA                                                                                   10,733
                                                                                                                54,135
                                                                                                        --------------
      MEDICAL EQUIPMENT & SUPPLIES: 0.08%
           19,831  INVACARE CORPORATION<<                                                                      504,302
           15,300  NUVASIVE INCORPORATED+<<                                                                    729,198
                                                                                                             1,233,500
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 143


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MEDICAL MANAGEMENT SERVICES: 0.06%
          281,100  BANGKOK CHAIN HOSPITAL PCL                                                           $       60,341
           24,199  COVENTRY HEALTH CARE INCORPORATED+                                                          847,449
                                                                                                               907,790
                                                                                                        --------------
MEDICAL PRODUCTS: 0.18%
           29,000  BAXTER INTERNATIONAL INCORPORATED                                                         1,965,040
            8,975  ILLUMINA INCORPORATED+<<                                                                    773,017
              397  ROCHE HOLDINGS AG - BEARER SHARES                                                            72,915
                                                                                                             2,810,972
                                                                                                        --------------
METAL MINING: 1.10%
            3,793  ACCOR SA                                                                                    250,835
            5,420  ADITYA BIRLA MINERALS LIMITED                                                                 7,531
            3,611  AFRICAN RAINBOW MINERALS LIMITED                                                            121,248
            2,222  AGNICO EAGLE MINES LIMITED                                                                  127,548
           40,215  ALUMINA LIMITED(A)                                                                          165,951
            8,931  ANDEAN RESOURCES LIMITED+                                                                     9,767
          152,174  ANEKA TAMBANG TBK PT                                                                         31,109
           23,311  ANGLO AMERICAN PLC                                                                        1,239,108
            3,120  ANGLO PLATINUM LIMITED                                                                      393,010
           15,923  ANGLOGOLD ASHANTI LIMITED                                                                   428,042
            5,164  AQUILA RESOURCES LIMITED+                                                                    71,575
            2,262  AURIZON MINES LIMITED+                                                                        7,030
            6,457  AVOCA RESOURCES LIMITED+                                                                     10,228
            5,200  BANPU PCL                                                                                    59,067
            3,268  BANRO CORPORATION+                                                                           11,326
           14,400  BARRICK GOLD CORPORATION                                                                    501,111
            9,025  BHARAT FORGE LIMITED                                                                         54,337
            4,500  BOLIDEN AB                                                                                   28,349
            5,200  CAMECO CORPORATION                                                                          156,421
           19,141  CENTAMIN EGYPT LIMITED+                                                                      17,883
          156,000  CHINA MINING RESOURCES GROUP LIMITED+                                                         8,545
            8,246  CIA DE MINAS BUENAVENTURA SA                                                                192,775
           29,894  CIA MINERA MILPO SA                                                                          79,002
           62,246  CIA VALE DO RIO DOCE                                                                      1,652,383
           15,156  CLEVELAND CLIFFS INCORPORATED                                                             1,534,090
            9,842  COAL OF AFRICA LIMITED+                                                                      25,654
          243,200  COEUR D'ALENE MINES CORPORATION+<<                                                          435,328
              629  COMPASS RESOURCES NL+                                                                           339
            1,265  DENISON MINES CORPORATION+                                                                    7,160
            8,467  EASTERN PLATINUM LIMITED+                                                                    12,519
            4,392  ELDORADO GOLD CORPORATION+                                                                   34,911
            9,374  EQUINOX MINERALS LIMITED+                                                                    35,314
              191  ERAMET                                                                                      104,586
            5,033  EURASIAN NATURAL RESOURCES CORPORATION                                                       91,955
            2,612  EUROPEAN GOLDFIELDS LIMITED+                                                                 10,430
            1,084  FIRST QUANTUM MINERALS LIMITED                                                               69,932
              842  FNX MINING COMPANY INCORPORATED+                                                             12,291
           75,806  FORTESCUE METALS GROUP LIMITED+                                                             492,487
            1,514  FRANCO-NEVADA CORPORATION                                                                    30,157
            6,162  GABRIEL RESOURCES LIMITED+                                                                   13,000
            1,892  GAMMON LAKE RESOURCES INCORPORATED+                                                          17,605
           14,745  GINDALBIE METALS LIMITED+                                                                    11,365
           30,510  GOLD FIELDS LIMITED                                                                         279,181
           11,936  GOLDCORP INCORPORATED                                                                       406,035
          197,591  GRUPO MEXICO SAB DE CV                                                                      329,167

                   144 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
METAL MINING (continued)
            1,859  GUYANA GOLDFIELDS INCORPORATED+                                                      $        5,935
           15,239  HARMONY GOLD MINING COMPANY LIMITED+                                                        132,894
            3,616  HINDALCO INDUSTRIES LIMITED                                                                  10,008
            6,787  HINDUSTAN ZINC LIMITED                                                                       87,863
            2,100  HUDBAY MINERALS INCORPORATED+                                                                21,241
            4,701  IAMGOLD CORPORATION                                                                          30,992
           29,966  IMPALA PLATINUM HOLDINGS LIMITED                                                            845,507
            4,101  INDEPENDENCE GROUP NL                                                                        11,514
           13,243  INDOPHIL RESOURCES NL+                                                                       13,733
              676  INMET MINING CORPORATION                                                                     40,714
           95,928  INTERNATIONAL NICKEL INDONESIA TBK                                                           38,755
            4,042  IVANHOE MINES LIMITED+                                                                       45,491
           12,681  KAGARA ZINC LIMITED                                                                          33,740
            2,214  KATANGA MINING LIMITED+                                                                      23,979
            4,511  KAZAKHMYS PLC                                                                               105,857
            5,753  KGHM POLSKA MIEDZ SA                                                                        193,691
            3,013  KINGSGATE CONSOLIDATED LIMITED                                                               12,764
            9,769  KINROSS GOLD CORPORATION                                                                    161,007
              587  KOREA ZINC COMPANY LIMITED                                                                   67,856
              260  LABRADOR IRON ORE ROYALTY INCOME FUND+                                                       13,644
            2,540  LONMIN PLC                                                                                  160,425
            4,655  LUNDIN MINING CORPORATION+                                                                   22,271
            6,401  MINARA RESOURCES LIMITED                                                                      8,454
            5,400  MINCOR RESOURCES NL                                                                           8,708
            4,880  MINEFINDERS CORPORATION+                                                                     38,606
            3,262  MIRABELA NICKEL LIMITED+                                                                     13,929
           22,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                     58,619
           12,447  MURCHISON METALS LIMITED+                                                                    23,501
           15,826  NEWCREST MINING LIMITED                                                                     371,129
           19,764  NEWMONT MINING CORPORATION                                                                  891,356
              926  NEWMONT MINING CORPORATION OF CANADA LIMITED                                                 41,582
            3,000  NIPPON DENKO COMPANY LIMITED                                                                 25,818
           19,000  NIPPON LIGHT METAL COMPANY LIMITED                                                           28,667
            6,396  NORTHAM PLATINUM LIMITED                                                                     44,513
          306,000  OCEAN GRAND HOLDINGS LIMITED                                                                 39,600
           28,126  OM HOLDINGS LIMITED                                                                          57,837
              700  ONOKEN COMPANY LIMITED                                                                       10,427
            1,618  OUTOKUMPU OYJ                                                                                38,744
            5,000  PACIFIC METALS COMPANY LIMITED                                                               31,998
            1,279  PAN AMERICAN SILVER CORPORATION+                                                             34,330
           46,179  PAN AUSTRALIAN RESOURCES LIMITED+                                                            34,137
           12,593  QUEST CAPITAL CORPORATION                                                                    20,399
            2,243  RED BACK MINING INCORPORATED+                                                                14,470
            8,671  RESOLUTE MINING LIMITED+                                                                     11,854
           10,210  RIO TINTO LIMITED                                                                         1,107,003
           17,318  RIO TINTO PLC                                                                             1,643,981
            6,431  RIVERSDALE MINING LIMITED                                                                    56,984
            5,152  SALLY MALAY MINING LIMITED                                                                    9,604
            8,750  SESA GOA LIMITED                                                                             31,355
            4,146  SHERRITT INTERNATIONAL CORPORATION                                                           37,290
              680  SILVER STANDARD RESOURCES INCORPORATED+                                                      17,272
            1,187  SILVER WHEATON CORPORATION+                                                                  13,750
            1,891  SILVERCORP METALS INCORPORATED                                                                7,907
              944  SOCIEDAD MINERA CERRO VERDE SA+                                                              21,004
            3,920  SOCIEDAD MINERA EL BROCAL SA+                                                                52,063
            5,760  SOUTHERN COPPER CORPORATION<<                                                               147,053

                   Wells Fargo Advantage Master Portfolios 145


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
METAL MINING (continued)
           28,404  STILLWATER MINING COMPANY+<<                                                         $      211,610
           11,000  SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                      11,783
           42,782  SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                         9,200
            5,907  SXR URANIUM ONE INCORPORATED+                                                                25,313
            6,222  SYLVANIA RESOURCES LIMITED+                                                                   7,548
            7,175  TECK COMINCO INCORPORATED LIMITED                                                           299,777
            1,878  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                  29,449
           80,000  TIMAH TBK PT                                                                                 22,347
            1,200  TOHO TITANIUM COMPANY LIMITED                                                                17,754
           54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                        10,824
            8,018  UNITED PHOSPHORUS LIMITED                                                                    60,867
            1,983  VEDANTA RESOURCES PLC                                                                        65,475
           26,014  VOLCAN CIA MINERA SAA+                                                                       30,849
            4,171  WESTERN AREAS NL+                                                                            33,099
           11,308  YAMANA GOLD INCORPORATED                                                                    122,798
          176,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                  119,059
                                                                                                            17,729,264
                                                                                                        --------------
MINING: 0.01%
              947  ASSORE LIMITED                                                                               92,233
            1,908  AURELIAN RESOURCES INCORPORATED+                                                             10,872
                                                                                                               103,105
                                                                                                        --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.53%
              588  ABER DIAMOND CORPORATION                                                                     11,519
            5,780  ANTOFAGASTA PLC                                                                              64,968
          122,403  BHP BILLITON LIMITED                                                                      4,299,017
           53,023  BOART LONGYEAR GROUP                                                                         88,695
            2,604  BRADKEN LIMITED                                                                              24,403
           43,000  CHINA MOLYBDENUM COMPANY LIMITED                                                             27,988
           11,000  DOWA MINING COMPANY LIMITED                                                                  61,282
           22,086  ILUKA RESOURCES LIMITED                                                                      84,196
           65,000  JIANGXI COPPER COMPANY LIMITED                                                              103,159
           82,553  LIHIR GOLD LIMITED+                                                                         167,387
           17,759  LYNAS CORPORATION LIMITED+                                                                   17,364
           14,182  MINSUR SA                                                                                    32,866
           45,000  MITSUBISHI MATERIALS CORPORATION                                                            159,682
           40,000  MONGOLIA ENERGY COMPANY LIMITED+                                                             36,948
           18,676  MOUNT GIBSON IRON LIMITED                                                                    38,225
          118,707  OXIANA LIMITED                                                                              176,731
           16,220  PALADIN RESOURCES LIMITED+                                                                   80,024
            5,100  POTASH CORPORATION OF SASKATCHEWAN                                                          887,433
              813  QUADRA MINING LIMITED+                                                                       12,978
            1,115  RANDGOLD RESOURCES LIMITED                                                                   49,440
           22,281  ST BARBARA LIMITED+                                                                           4,084
            3,800  STRAITS RESOURCES LIMITED                                                                    17,930
           21,000  SUMITOMO METAL MINING COMPANY LIMITED                                                       267,551
            1,850  UMICORE                                                                                      81,069
           14,545  VULCAN MATERIALS COMPANY<<                                                                1,088,555
           11,144  XSTRATA PLC                                                                                 621,315
                                                                                                             8,504,809
                                                                                                        --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.14%
              901  AALBERTS INDUSTRIES NV                                                                       13,856
              307  ADVANCED METALLURGICAL GROUP NV+                                                             18,418
            6,434  AFRICAN OXYGEN LIMITED                                                                       22,546

                   146 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          180,000  ALLIANCE GLOBAL GROUP INCORPORATED+                                                  $       18,117
            1,800  AMANO CORPORATION                                                                            15,499
           21,000  ANTA SPORTS PRODUCTS LIMITED                                                                 14,874
              608  AREVA T&D INDIA LIMITED                                                                      20,941
              882  BHARAT ELECTRONICS LIMITED                                                                   18,376
           26,491  BLUESCOPE STEEL LIMITED                                                                     208,300
           17,441  BLYTH INCORPORATED                                                                          275,742
            5,263  BUNZL PLC                                                                                    68,411
           43,491  CALLAWAY GOLF COMPANY                                                                       590,608
            1,859  CAMPBELL BROTHERS LIMITED                                                                    55,820
            2,353  CHEIL INDUSTRIES INCORPORATED                                                               111,487
           25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                               2,180
           26,356  CIPLA LIMITED INDIA                                                                         143,471
            2,628  COLGATE PALMOLIVE INDIA LIMITED                                                              24,356
            5,789  COOKSON GROUP PLC                                                                            68,335
            4,431  CUMMINS INDIA LIMITED                                                                        31,819
           11,414  DABUR INDIA LIMITED                                                                          23,592
              903  DOOSAN CORPORATION+                                                                         101,299
            2,181  ELSWEDY CABLES HOLDING COMPANY+                                                              55,198
           64,000  FIRST PACIFIC COMPANY LIMITED                                                                39,504
           32,000  FOSUN INTERNATIONAL+                                                                         17,885
           65,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                      48,238
           26,966  FUTURIS CORPORATION LIMITED                                                                  31,798
           47,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                          18,145
            7,800  GINTECH ENERGY CORPORATION+                                                                  59,248
            4,300  GLORY LIMITED                                                                                91,735
            3,402  GRASIM INDUSTRIES LIMITED                                                                   148,191
            6,598  GWA INTERNATIONAL LIMITED+                                                                   16,025
           25,025  HASBRO INCORPORATED                                                                         935,935
           32,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                  107,046
           41,318  HILLENBRAND INCORPORATED                                                                    982,542
            4,142  HILLS INDUSTRIES LIMITED                                                                     15,049
           47,917  HINDALCO INDUSTRIES LIMITED++                                                               139,438
              700  HITACHI MAXELL LIMITED                                                                        7,820
          237,835  IDT INTERNATIONAL LIMITED+                                                                    8,461
            5,387  IMI PLC                                                                                      48,942
            4,223  INDUSTRIAS PENOLES SA DE CV                                                                  69,776
           11,785  INVENSYS PLC+                                                                                60,134
           51,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                         87,300
              261  ITALMOBILIARE SPA                                                                            13,723
           19,106  JAKKS PACIFIC INCORPORATED+<<                                                               476,695
            2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                           24,969
           98,763  JOHNSON & JOHNSON                                                                         6,955,878
           12,000  JS GROUP CORPORATION                                                                        162,903
           70,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                           154,340
              332  KOOR INDUSTRIES LIMITED                                                                      14,597
            2,100  KOSE CORPORATION                                                                             57,096
              626  KRONES AG                                                                                    45,800
              469  LEONI AG                                                                                     20,808
           21,105  LITE-ON IT CORPORATION+                                                                      16,287
            2,025  LUPIN LIMITED                                                                                33,482
           72,495  MATTEL INCORPORATED                                                                       1,401,328
            2,109  MELROSE PLC                                                                                   6,206
          117,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                         558,787
            1,200  MITSUBISHI PENCIL COMPANY LIMITED                                                            15,383
            5,500  MITSUI MINING COMPANY LIMITED                                                                18,752

                   Wells Fargo Advantage Master Portfolios 147


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
           11,505  MORGAN CRUCIBLE COMPANY                                                              $       48,085
            7,106  MOSER BAER INDIA LIMITED                                                                     16,303
              100  NAKANISHI INCORPORATED                                                                        9,151
            3,781  NATIONAL ALUMINIUM COMPANY LIMITED                                                           33,035
            5,937  NEW HOPE CORPORATION LIMITED                                                                 23,666
            2,000  NIKKISO COMPANY LIMITED                                                                      12,284
            2,000  NIPPON DENSETSU KOGYO COMPANY LIMITED                                                        16,082
           15,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                       200,085
              431  NKT HOLDING AS                                                                               24,456
           63,600  NOBLE GROUP LIMITED                                                                          85,937
           14,333  ORICA LIMITED                                                                               303,549
            8,000  RELIANCE INDUSTRIES LIMITED<<++                                                             777,950
              386  RHI AG+                                                                                      17,485
              100  ROCKWOOL INTERNATIONAL AS                                                                     9,828
            2,100  SANRIO COMPANY LIMITED                                                                       23,891
            5,402  SHREE PRECOATED STEELS LIMITED                                                               11,591
           60,000  SINGAMAS CONTAINER HOLDING                                                                   14,463
           57,472  SUZLON ENERGY LIMITED                                                                       282,942
            2,700  TOMY COMPANY LIMITED                                                                         17,773
              823  TRELLEBORG AB CLASS B                                                                        14,266
           16,924  TYCO INTERNATIONAL LIMITED                                                                  725,701
           40,824  UNIMICRON TECHNOLOGY CORPORATION                                                             45,337
            2,771  UNITED SPIRITS LIMITED                                                                       84,715
           10,093  VIDEOCON INDUSTRIES LIMITED                                                                  62,162
            1,339  WARTSILA OYJ CLASS B                                                                         76,898
           21,664  WESFARMERS LIMITED                                                                          567,995
           55,000  YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                    23,179
              351  ZAKLADY AZOTOWE PULAWY SA+                                                                   15,299
                                                                                                            18,357,599
                                                                                                        --------------
MISCELLANEOUS RETAIL: 1.01%
           28,000  AEON COMPANY LIMITED                                                                        321,117
              309  AKER ASA CLASS A                                                                             14,259
           24,000  ALIBABA.COM LIMITED+                                                                         30,208
            3,800  ARCS COMPANY LIMITED                                                                         53,036
           73,646  BLOCKBUSTER INCORPORATED+<<                                                                 176,750
           37,777  BORDERS GROUP INCORPORATED+<<                                                               264,439
           38,000  CHINA RESOURCES ENTERPRISE LIMITED                                                          102,836
           50,000  CITIC PACIFIC LIMITED                                                                       173,465
            9,434  COMERCIAL SIGLO XXL SA                                                                       35,326
           20,027  COSTCO WHOLESALE CORPORATION                                                              1,343,011
            5,800  CREDIT SAISON COMPANY LIMITED                                                               116,847
            3,800  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                     23,648
           65,476  CVS CORPORATION                                                                           2,396,422
           36,131  DICK'S SPORTING GOODS INCORPORATED+                                                         827,039
           36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                       21,075
           39,755  DILLARD'S INCORPORATED<<                                                                    507,671
            9,710  EXPRESS SCRIPTS INCORPORATED+                                                               712,811
            2,723  FAES FARMA SA                                                                                22,229
            8,378  FOSCHINI LIMITED                                                                             46,163
              500  FUJI COMPANY LIMITED                                                                          7,992
               22  GEO COMPANY LIMITED                                                                          21,420
            4,400  HEIWADO COMPANY LIMITED                                                                      70,075
              900  HIKARI TSUSHIN INCORPORATED                                                                  22,911
            7,540  HSN INCORPORATED+<<                                                                         110,458
            7,634  INDIABULLS FINANCIAL SERVICES LIMITED                                                        42,963

                   148 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MISCELLANEOUS RETAIL (continued)
            4,706  INMOBILIARIA COLONIAL SA                                                             $        2,601
           13,500  ISETAN MITSUKOSHI HOLDINGS LIMITED                                                          150,470
            4,200  IZUMI COMPANY LIMITED                                                                        61,199
            1,094  JEAN COUTU GROUP INCORPORATED CLASS A                                                         8,706
           10,000  KASUMI COMPANY LIMITED                                                                       60,688
            4,000  LIFE CORPORATION                                                                             61,049
           14,418  LONGS DRUG STORES CORPORATION                                                             1,033,050
           10,124  MARVEL ENTERTAINMENT INCORPORATED+<<                                                        342,900
            9,114  MASSMART HOLDINGS LIMITED                                                                    98,218
          136,000  METRO HOLDINGS LIMITED                                                                       64,847
           20,483  MSC INDUSTRIAL DIRECT COMPANY<<                                                           1,043,199
            5,988  NATURA COSMETICOS SA                                                                         69,909
           14,241  NUTRI SYSTEM INCORPORATED<<                                                                 282,969
            3,190  ORIX CORPORATION                                                                            388,613
           15,302  ORKLA ASA                                                                                   196,301
           20,406  PETSMART INCORPORATED                                                                       550,350
            5,337  PRICELINE.COM INCORPORATED+<<                                                               496,234
          107,964  RITE AID CORPORATION+<<                                                                     130,636
              800  RYOHIN KEIKAKU COMPANY LIMITED                                                               42,927
           14,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                          5,488
              940  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                    24,478
            1,700  SHIMACHU COMPANY LIMITED                                                                     40,878
            4,000  SHOPPERS DRUG MART CORPORATION                                                              208,702
            2,930  SK NETWORKS COMPANY LIMITED+                                                                 44,854
           32,402  STAPLES INCORPORATED                                                                        784,128
              450  STOCKMANN OYJ ABP                                                                            12,686
            2,400  THE DAIEI INCORPORATED+                                                                      18,972
            8,000  UNY COMPANY LIMITED                                                                          88,192
           45,281  WALGREEN COMPANY                                                                          1,649,587
           37,659  WOOLWORTHS HOLDINGS LIMITED                                                                  61,398
           28,771  ZALE CORPORATION+<<                                                                         785,736
                                                                                                            16,274,136
                                                                                                        --------------
      MISCELLANEOUS SERVICES: 0.06%
            9,077  DUN & BRADSTREET CORPORATION                                                                834,812
           48,000  GLOBAL BIO-CHEM TECHNOLOGY                                                                   18,229
            4,636  IFIL INVESTMENTS SPA                                                                         30,201
           47,471  INVERSIONES AGUAS METROPOLITANAS SA                                                          49,068
                                                                                                               932,310
                                                                                                        --------------
      MOTION PICTURES: 0.47%
              549  ASTRAL MEDIA INCORPORATED                                                                    17,187
           17,619  AVID TECHNOLOGY INCORPORATED+<<                                                             409,466
            3,000  ESUN HOLDINGS LIMITED+                                                                          562
          484,500  GLOBAL MEDIACOM TBK PT                                                                       20,235
           82,941  NEWS CORPORATION CLASS A                                                                  1,174,445
           19,787  NEWS CORPORATION CLASS B                                                                    284,141
           10,000  TELEVISION BROADCASTS LIMITED                                                                55,816
          165,189  TIME WARNER INCORPORATED                                                                  2,704,144
            4,800  TOHO COMPANY LIMITED TOKYO                                                                  101,464
            6,370  TVN SA PLN                                                                                   49,999
           80,700  WALT DISNEY COMPANY                                                                       2,610,645
           13,569  ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                        66,689
                                                                                                             7,494,793
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 149


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.34%
           15,206  ARKANSAS BEST CORPORATION                                                            $      526,432
           36,788  CHINA MERCHANTS HOLDINGS INTERNATIONAL
                   COMPANY LIMITED                                                                             135,621
            8,754  CON-WAY INCORPORATED                                                                        429,821
            2,176  CONTAINER CORPORATION OF INDIA                                                               43,272
           32,000  COSCO PACIFIC LIMITED                                                                        48,675
            2,980  DSV A/S                                                                                      57,591
           28,000  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT
                   CORPORATION+                                                                                 18,168
            2,389  FORD OTOMOTIV SANAYI AS                                                                      18,416
           12,658  FORWARD AIR CORPORATION                                                                     446,701
            5,000  FUKUYAMA TRANSPORTING COMPANY LIMITED                                                        17,015
            1,400  HITACHI TRANSPORT SYSTEM LIMITED                                                             18,952
           23,105  LANDSTAR SYSTEM INCORPORATED<<                                                            1,132,607
            3,167  MAINFREIGHT LIMITED                                                                          15,624
            5,000  MITSUBISHI LOGISTICS CORPORATION                                                             56,705
           18,734  MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                 243,987
           39,000  NIPPON EXPRESS COMPANY LIMITED                                                              182,354
            2,000  NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                       20,255
           13,030  OLD DOMINION FREIGHT LINE+                                                                  433,508
            9,000  SANKYU INCORPORATED                                                                          42,598
              700  SCANIA AB                                                                                    10,410
            6,000  SEINO HOLDINGS COMPANY LIMITED                                                               35,082
            2,000  SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                      10,917
           47,300  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                  91,418
           34,580  WERNER ENTERPRISES INCORPORATED<<                                                           788,770
           38,592  YRC WORLDWIDE INCORPORATED+<<                                                               698,515
                                                                                                             5,523,414
                                                                                                        --------------
MULTI MEDIA: 0.00%
            1,710  SANOMAWSOY OYJ                                                                               33,936
                                                                                                        --------------
MULTI-INDUSTRY COMPANIES: 0.01%
           38,000  FRASER & NEAVE LIMITED                                                                      116,530
                                                                                                        --------------
NEWSPAPERS: 0.00%
              105  AXEL SPRINGER AG                                                                             10,985
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.53%
            2,820  ACOM COMPANY LIMITED                                                                         78,543
            3,000  AEON CREDIT SERVICE COMPANY LIMITED                                                          34,121
            2,600  AIFUL CORPORATION                                                                            21,014
           46,780  AMERICAN EXPRESS COMPANY                                                                  1,856,230
           77,440  AMERICREDIT CORPORATION+<<                                                                  819,315
                1  APOLLO INVESTMENT CORPORATION<<                                                                  18
              462  BANCA ITALEASE SPA                                                                            3,990
            1,251  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                      12,360
            7,122  BRADFORD & BINGLEY PLC                                                                        6,354
           12,573  CAPITAL ONE FINANCIAL CORPORATION<<                                                         554,972
           42,650  CAPITAL SOURCE INCORPORATED<<                                                               536,537
            8,749  CATTLES PLC                                                                                  18,980
            1,200  CENTURY LEASING SYSTEM INCORPORATED                                                          12,378
           53,979  CIT GROUP INCORPORATED<<                                                                    556,523
           19,607  COMPUCREDIT CORPORATION+                                                                    101,760
           17,759  CREDIT SUISSE GROUP                                                                         823,710
           33,007  FANNIE MAE+<<                                                                               225,768
           10,849  FINANSBANK AS TURKEY                                                                         54,743
          217,803  FIRST FINANCIAL HOLDING COMPANY LIMITED                                                     164,431

                   150 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
           39,079  FIRST MARBLEHEAD CORPORATION+<<                                                      $      161,005
          110,100  FOMENTO ECONOMICO MEXICANO SAB DE CV                                                        488,251
              700  FUYO GENERAL LEASE COMPANY LIMITED                                                           20,844
            4,600  HITACHI CAPITAL CORPORATION                                                                  69,652
            4,265  HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                     9,657
            2,700  IBJ LEASING COMPANY LIMITED                                                                  49,727
           26,947  IFCI LIMITED                                                                                 27,039
           45,372  INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY
                   LIMITED                                                                                      93,789
            4,261  INTERNATIONAL PERSONAL FINANCE PLC                                                           24,035
            6,011  IRISH LIFE & PERMANENT PLC                                                                   55,969
            2,530  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                    88,581
              263  ORIX CORPORATION ADR                                                                         16,159
           34,591  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                      619,871
            5,321  POWER FINANCE CORPORATION LIMITED                                                            16,095
            3,150  PROMISE COMPANY LIMITED                                                                      70,597
            1,666  PROVIDENT FINANCIAL PLC                                                                      27,504
           11,518  REDECARD SA                                                                                 209,303
              600  RICOH LEASING COMPANY LIMITED                                                                12,012
            7,952  SAMPO OYJ                                                                                   200,052
              447  SAMSUNG CARD COMPANY LIMITED                                                                 16,291
               11  SHINKIN CENTRAL BANK                                                                         43,192
            4,640  SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                    35,718
            8,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                       28,359
            3,100  TOKYO LEASING COMPANY                                                                        29,098
          161,069  TRANSCEND INFORMATION INCORPORATED                                                          118,593
            1,256  TREE.COM INCORPORATED+<<                                                                      9,546
           14,611  TURKIYE HALK BANKASI AS                                                                      80,492
                                                                                                             8,503,178
                                                                                                        --------------
NON-FERROUS METALS: 0.00%
              800  SUMITOMO TITANIUM CORPORATION                                                                30,660
                                                                                                        --------------
OFFICE EQUIPMENT: 0.04%
           42,100  XEROX CORPORATION                                                                           586,453
                                                                                                        --------------
OIL & GAS EXTRACTION: 5.43%
              845  ABAN OFFSHORE LIMITED                                                                        39,711
            1,639  ADDAX PETROLEUM CORPORATION                                                                  62,624
            1,122  ADVANTAGE ENERGY+                                                                            12,818
              520  ALTAGAS INCORPORATEDOME TRUST+                                                               12,469
           16,256  ANADARKO PETROLEUM CORPORATION                                                            1,003,483
            2,300  AOC HOLDINGS INCORPORATED                                                                    23,891
           11,493  APACHE CORPORATION                                                                        1,314,569
           11,177  ARC ENERGY LIMITED+(A)                                                                       12,381
              879  ARKEMA                                                                                       42,399
           19,379  ARROW ENERGY NL+                                                                             57,465
           23,630  ATWOOD OCEANICS INCORPORATED+                                                               960,796
           15,833  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                    47,273
            2,755  BANKERS PETROLEUM LIMITED+                                                                   12,586
           24,795  BEACH PETROLEUM LIMITED                                                                      24,302
           58,027  BG GROUP PLC                                                                              1,287,119
            5,902  BHARAT PETROLEUM CORPORATION LIMITED                                                         40,300
            1,758  BIRCHCLIFF ENERGY LIMITED+                                                                   21,143
           58,600  BJ SERVICES COMPANY                                                                       1,573,410
              617  BONAVISTA ENERGY TRUST+                                                                      19,071
              680  BOURBON SA                                                                                   38,713

                   Wells Fargo Advantage Master Portfolios 151


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
          326,855  BP PLC                                                                               $    3,141,600
           15,006  CABOT OIL & GAS CORPORATION                                                                 666,867
            2,068  CAIRN ENERGY PLC+                                                                           111,885
           59,664  CAIRN INDIA LIMITED+                                                                        334,953
              425  CALFRAC WELL SERVICES LIMITED+                                                               10,215
            9,327  CANADIAN NATURAL RESOURCES LIMITED                                                          796,194
            3,818  CANADIAN OIL SANDS TRUST                                                                    185,039
           19,608  CHENIERE ENERGY INCORPORATED+<<                                                              73,726
           22,770  CHESAPEAKE ENERGY CORPORATION                                                             1,102,068
          852,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                      820,492
              255  CIA ESPANOLA DE PETROLEOS SA                                                                 26,347
            2,838  CIMAREX ENERGY COMPANY                                                                      157,623
           80,000  CNPC (HONG KONG) LIMITED                                                                     30,668
            1,801  COMPTON PETROLEUM CORPORATION+                                                               15,333
            3,414  CONNACHER OIL & GAS LIMITED+                                                                 13,183
            1,363  CORRIDOR RESOURCES INCORPORATED+                                                              7,445
           30,000  COSMO OIL COMPANY LIMITED                                                                    87,622
              745  CRESCENT POINT ENERGY TRUST                                                                  27,532
              839  CREW ENERGY INCORPORATED+                                                                    11,853
            1,383  DANA PETROLEUM PLC+                                                                          37,863
           29,053  DELTA PETROLEUM CORPORATION+<<                                                              521,792
           38,976  DENBURY RESOURCES INCORPORATED+<<                                                           970,113
           14,505  DEVON ENERGY CORPORATION                                                                  1,480,235
            2,934  DIAMOND OFFSHORE DRILLING INCORPORATED                                                      322,476
           11,000  DNO ASA                                                                                      17,667
            3,983  DRAGON OIL PLC+                                                                              22,497
           13,067  ENCANA CORPORATION                                                                          982,179
          277,500  ENERGI MEGA PERSADA                                                                          21,359
            2,124  ENERGY RESOURCES OF AUSTRALIA LIMITED+                                                       36,509
           25,459  ENERGY WORLD CORPORATION LIMITED+                                                            20,718
            1,978  ENERPLUS RESOURCES                                                                           85,767
            9,439  ENI SPA<<                                                                                   614,007
           24,142  ENSCO INTERNATIONAL INCORPORATED                                                          1,636,345
            2,021  ENSIGN ENERGY SERVICES INCORPORATED                                                          45,510
           11,248  EOG RESOURCES INCORPORATED                                                                1,174,516
           20,727  EQUITABLE RESOURCES INCORPORATED                                                          1,034,485
           48,461  ESSAR OIL LIMITED                                                                           228,972
            1,056  ESTABLISSEMENTS MAUREL ET PROM                                                               21,828
           57,043  EXCO RESOURCES INCORPORATED+<<                                                            1,510,499
           12,361  FOREST OIL CORPORATION+<<                                                                   703,588
              397  FRED OLSEN ENERGY ASA+                                                                       20,978
            1,079  GALLEON ENERGY INCORPORATED A+                                                               14,369
            3,647  GALP ENERGIA SGPS SA                                                                         73,333
          164,551  GAZPROM ADR                                                                               6,417,489
           38,562  GLOBAL INDUSTRIES LIMITED+                                                                  372,895
          121,048  GREY WOLF INCORPORATED+<<                                                                 1,054,328
            5,054  GRUPA LOTOS SA+                                                                              60,286
           40,238  HALLIBURTON COMPANY                                                                       1,768,053
              932  HARVEST ENERGY TRUST                                                                         19,091
           12,868  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                  395,948
            1,450  HELLENIC PETROLEUM SA                                                                        18,219
           15,321  HELMERICH & PAYNE INCORPORATED                                                              875,136
              983  HIGHPINE OIL & GAS LIMITED+                                                                  12,591
          147,189  HONG KONG & CHINA GAS COMPANY LIMITED                                                       330,244
           61,794  HORIZON OIL LIMITED+                                                                         16,853
            4,700  HUSKY ENERGY INCORPORATED                                                                   207,777

                   152 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
              900  IDEMITSU KOSAN COMPANY LIMITED                                                       $       79,927
            1,591  IMPERIAL ENERGY CORPORATION PLC+                                                             33,855
            5,244  INDIAN OIL CORPORATION LIMITED                                                               47,494
            1,000  JAPAN PETROLEUM EXPLORATION COMPANY                                                          66,389
            6,158  JOHN WOOD GROUP PLC                                                                          53,397
           37,939  LUKOIL ADR<<                                                                              2,835,940
            3,959  LUNDIN PETROLEUM AB+                                                                         43,185
              303  MAJOR DRILLING GROUP INTERNATIONAL+                                                          12,271
            9,088  MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                  12,745
           54,334  MARINER ENERGY INCORPORATED+                                                              1,580,576
          174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                            92,375
            2,619  MOL HUNGARIAN OIL & GAS PLC                                                                 281,346
            1,893  NESTE OIL OYJ LIMITED                                                                        45,138
            8,600  NEXEN INCORPORATED                                                                          269,550
           14,594  NEXUS ENERGY LIMITED+                                                                        17,241
              604  NIKO RESOURCES LIMITED                                                                       43,858
           37,000  NIPPON MINING HOLDINGS INCORPORATED                                                         205,520
           54,000  NIPPON OIL CORPORATION                                                                      336,793
           12,004  NOBLE CORPORATION                                                                           603,681
            7,593  NOBLE ENERGY INCORPORATED                                                                   544,646
           11,687  NORSK HYDRO ASA                                                                             124,544
            1,005  NUVISTA ENERGY LIMITED+                                                                      14,198
           28,462  OCCIDENTAL PETROLEUM CORPORATION                                                          2,258,744
            8,443  OCEANEERING INTERNATIONAL INCORPORATED+                                                     526,928
           17,887  OIL & NATURAL GAS CORPORATION LIMITED                                                       414,165
           37,539  OIL REFINERIES LIMITED                                                                       23,620
           32,207  OIL SEARCH LIMITED                                                                          164,546
            3,636  OILEXCO INCORPORATED+                                                                        51,537
            2,895  OMV AG                                                                                      185,473
            2,891  OPTI CANADA INCORPORATED+                                                                    52,413
           30,849  ORIGIN ENERGY LIMITED                                                                       425,561
            3,013  PACIFIC RUBIALES ENERGY CORPORATION+                                                         29,341
           75,554  PARKER DRILLING COMPANY+<<                                                                  700,386
            2,004  PENGROWTH ENERGY TRUST                                                                       35,577
            3,356  PENN WEST ENERGY TRUST                                                                       98,504
            8,400  PETRO-CANADA                                                                                371,426
            1,232  PETROBANK ENERGY & RESOURCES LIMITED+                                                        54,418
        1,072,000  PETROCHINA COMPANY LIMITED                                                                1,374,312
            3,921  PETROFAC LIMITED                                                                             46,507
          113,562  PETROLEO BRASILEIRO SA                                                                    2,994,414
            2,756  PETROLEUM GEO-SERVICES ASA+                                                                  59,196
              823  PEYTO ENERGY TRUST+                                                                          13,463
              910  PRECISION DRILLING TRUST                                                                     19,318
            1,318  PREMIER OIL PLC+                                                                             30,149
           26,559  PRIDE INTERNATIONAL INCORPORATED+                                                         1,020,131
              845  PROEX ENERGY LIMITED+                                                                        16,155
            1,900  PROSAFE ASA                                                                                  17,108
            4,255  PROVIDENT ENERGY TRUST+                                                                      45,443
          102,181  PTT AROMATICS & REFINING PCL                                                                 63,925
               92  PTT AROMATICS & REFINING PCL (FOREIGN)                                                           57
           65,100  PTT EXPLORATION & PRODUCTION PCL                                                            281,814
            7,700  PTT PCL                                                                                      59,441
           31,800  PTT PCL (FOREIGN)                                                                           224,755
           15,191  QUEENSLAND GAS COMPANY LIMITED+                                                              54,963
           17,113  QUICKSILVER RESOURCES INCORPORATED+<<                                                       413,963
           24,624  RANGE RESOURCES CORPORATION                                                               1,143,046

                   Wells Fargo Advantage Master Portfolios 153


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
            1,475  REAL RESOURCES INCORPORATED+                                                         $       29,575
           13,472  REPSOL YPF SA                                                                               416,696
            8,115  ROC OIL COMPANY LIMITED+                                                                      8,248
           22,506  ROWAN COMPANIES INCORPORATED                                                                831,372
           47,554  ROYAL DUTCH SHELL PLC CLASS B                                                             1,635,220
            4,788  SAIPEM SPA                                                                                  189,460
           22,455  SANTOS LIMITED                                                                              384,127
           44,700  SAPURACREST PETROLEUM BHD                                                                    17,123
            3,882  SARAS SPA                                                                                    20,793
              839  SAVANNA ENERGY SERVICES CORPORATION+                                                         15,851
           54,600  SCHLUMBERGER LIMITED                                                                      5,144,412
           10,281  SEACOR HOLDINGS INCORPORATED+<<                                                             906,270
            6,300  SHOWA SHELL SEKIYU KK                                                                        71,222
           12,355  SNAM RETE GAS SPA                                                                            77,182
              834  SOCO INTERNATIONAL+                                                                          22,856
           56,684  SOUTHWESTERN ENERGY COMPANY+                                                              2,174,965
           26,974  ST. MARY LAND & EXPLORATION COMPANY                                                       1,138,842
            9,340  SUNSHINE GAS LIMITED+                                                                        22,621
           33,897  SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                  1,594,515
           44,120  SURGUTNEFTEGAZ<<                                                                            163,244
          127,200  SURGUTNEFTEGAZ ADR<<                                                                        896,760
           16,900  TALISMAN ENERGY INCORPORATED                                                                298,750
            2,122  TECHNIP SA+                                                                                 174,152
              501  TESCO CORPORATION+(A)                                                                        14,844
           32,721  TETRA TECHNOLOGIES INCORPORATED+                                                            724,443
           10,613  TIDEWATER INCORPORATED                                                                      643,891
            9,000  TONENGENERAL SEKIYU KK                                                                       72,415
           36,745  TOTAL SA                                                                                  2,639,619
           14,439  TRANSOCEAN INCORPORATED                                                                   1,836,641
            1,946  TRICAN WELL SERVICE LIMITED                                                                  39,294
           11,374  TULLOW OIL PLC                                                                              170,482
           25,290  ULTRA PETROLEUM CORPORATION+                                                              1,723,514
            7,531  UTS ENERGY CORPORATION+                                                                      29,080
            2,097  VENTURE PRODUCTION PLC+                                                                      31,481
              485  VERMILION ENERGY TRUST                                                                       19,641
           30,932  WEATHERFORD INTERNATIONAL LIMITED+                                                        1,193,357
            1,617  WESTERNZAGROS RESOURCES LIMITED+                                                              3,792
           18,258  WHITING PETROLEUM CORPORATION+                                                            1,757,150
           16,583  WOODSIDE PETROLEUM LIMITED                                                                  890,722
           23,213  XTO ENERGY INCORPORATED                                                                   1,170,167
                                                                                                             87,183,940
                                                                                                        --------------
OIL FIELD SERVICES: 0.00%
              879  FUGRO NV                                                                                     67,789
                                                                                                        --------------
PAPER & ALLIED PRODUCTS: 0.47%
           25,300  ABITIBIBOWATER INCORPORATED+<<                                                              166,474
            1,791  AHLSTROM OYJ                                                                                 38,089
           19,504  BEMIS COMPANY INCORPORATED                                                                  544,552
           10,000  C C LAND HOLDINGS LIMITED                                                                     4,217
            4,969  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                             151,178
            2,817  CORPORATE EXPRESS AUSTRALIA LIMITED                                                          12,035
            3,000  DAIO PAPER CORPORATION                                                                       25,872
           98,115  DOMTAR CORPORATION+                                                                         560,237
            4,990  DS SMITH PLC                                                                                 11,648
            3,400  GREIF INCORPORATED CLASS A                                                                  234,974

                   154 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PAPER & ALLIED PRODUCTS (continued)
            5,000  HOKUETSU PAPER MILLS LIMITED                                                         $       21,755
              600  HOLMEN AB CLASS B                                                                            19,141
           14,500  INTERNATIONAL PAPER COMPANY                                                                 392,225
           14,316  KIMBERLY-CLARK CORPORATION                                                                  883,011
           12,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                        11,983
           33,758  MEADWESTVACO CORPORATION                                                                    893,912
            9,000  MITSUBISHI PAPER MILLS LIMITED                                                               21,434
            5,436  MONDI PLC                                                                                    32,271
              682  MONDI SWIECIE SA                                                                             11,058
            6,201  NEENAH PAPER INCORPORATED                                                                   120,423
           33,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                          20,205
               38  NIPPON PAPER GROUP INCORPORATED                                                             108,523
              500  NORSKE SKOGINDUSTRIER ASA                                                                     2,726
           50,682  OFFICEMAX INCORPORATED                                                                      620,348
           35,000  OJI PAPER COMPANY LIMITED                                                                   182,845
           20,716  PACKAGING CORPORATION OF AMERICA                                                            533,437
           15,985  PAPERLINX LIMITED                                                                            26,574
              516  POTLATCH CORPORATION                                                                         24,092
            8,000  RENGO COMPANY LIMITED                                                                        57,779
            8,799  SAPPI LIMITED                                                                                92,641
            1,521  SMURFIT KAPPA GROUP PLC                                                                       9,814
              306  SOCIETE BIC SA                                                                               18,462
           20,066  SONOCO PRODUCTS COMPANY                                                                     693,481
            9,100  STORA ENSO OYJ                                                                               91,178
            1,000  SVENSKA CELLULOSA AB CLASS A                                                                 11,446
           11,200  SVENSKA CELLULOSA AB CLASS B                                                                380,587
            8,361  UPM-KYMMENE OYJ                                                                             142,853
           32,782  WAUSAU PAPER CORPORATION                                                                    282,253
           80,580  YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED+                                           26,377
                                                                                                             7,482,110
                                                                                                        --------------
PERSONAL SERVICES: 0.36%
           26,600  CINTAS CORPORATION                                                                          819,280
           65,411  H & R BLOCK INCORPORATED                                                                  1,670,597
            3,350  PANTALOON RETAIL INDIA LIMITED                                                               25,708
           18,965  REGIS CORPORATION                                                                           520,779
           53,978  SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                       460,972
          178,643  SERVICE CORPORATION INTERNATIONAL US                                                      1,823,945
            5,325  WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                210,870
            6,932  WORLEYPARSONS LIMITED                                                                       218,212
                                                                                                             5,750,363
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.48%
           41,013  POLISH OIL & GAS                                                                             61,506
           10,872  ASHLAND INCORPORATED                                                                        444,991
            4,220  CALTEX AUSTRALIA LIMITED                                                                     45,139
           72,466  CHEVRON CORPORATION                                                                       6,255,265
           58,000  CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                          137,043
          533,000  CNOOC LIMITED                                                                               828,709
              689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                               28,318
           49,794  CONOCOPHILLIPS                                                                            4,108,503
           23,135  ENI SPA                                                                                     750,437
              890  ERG SPA                                                                                      18,072
          187,722  EXXON MOBIL CORPORATION                                                                  15,019,637
           89,000  FORMOSA PETROCHEMICAL CORPORATION                                                           213,896

                   Wells Fargo Advantage Master Portfolios 155


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
           15,300  FRONTIER OIL CORPORATION                                                             $      296,361
           27,018  HEADWATERS INCORPORATED+<<                                                                  415,807
            4,030  HINDUSTAN PETROLEUM CORPORATION LIMITED                                                      18,319
           20,249  HOLLY CORPORATION                                                                           647,968
            5,000  IMPERIAL OIL LIMITED                                                                        257,158
               35  INPEX HOLDINGS INCORPORATED                                                                 381,121
           24,561  MARATHON OIL CORPORATION                                                                  1,106,953
              681  MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                     12,932
            8,446  MURPHY OIL CORPORATION                                                                      663,264
            6,240  PETROL OFISI                                                                                 32,506
           45,300  PETRONAS DAGANGAN BHD                                                                        89,221
            1,138  PETROPLUS HOLDINGS AG+                                                                       52,090
           14,648  POLSKI KONCERN NAFTOWY ORLEN SA                                                             211,650
            1,096  PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                 10,625
           41,106  RELIANCE PETROLEUM LIMITED+                                                                 145,732
           61,620  ROYAL DUTCH SHELL PLC CLASS A                                                             2,144,449
            3,283  S-OIL CORPORATION                                                                           194,684
            2,137  SBM OFFSHORE NV                                                                              51,702
            4,137  SEADRILL LIMITED                                                                            112,901
           14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                              45,980
           10,000  SINGAPORE PETROLEUM COMPANY LIMITED                                                          37,572
            1,860  SK CORPORATION                                                                              185,265
            3,645  SK ENERGY COMPANY LIMITED                                                                   284,862
           15,475  STATOIL ASA                                                                                 474,707
           16,000  SUNCOR ENERGY INCORPORATED                                                                  916,180
           23,592  SUNOCO INCORPORATED                                                                       1,047,013
           27,592  TESORO CORPORATION                                                                          511,832
           37,200  THAI OIL PCL                                                                                 50,791
           17,000  TOHO GAS COMPANY LIMITED                                                                     95,663
            5,604  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                       131,263
           18,551  VALERO ENERGY CORPORATION                                                                   644,833
           10,188  WD-40 COMPANY<<                                                                             355,459
           12,286  WORLD FUEL SERVICES CORPORATION                                                             353,960
                                                                                                            39,892,339
                                                                                                        --------------
PHARMACEUTICALS: 0.03%
           22,108  SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                     502,515
                                                                                                        --------------
PIPELINES: 0.03%
           11,896  APA GROUP                                                                                    36,975
           64,000  CHINA GAS HOLDINGS LIMITED+                                                                  15,146
            1,727  INTER PIPELINE+                                                                              16,053
            1,032  PEMBINA PIPELINE+                                                                            17,884
            9,400  TRANSCANADA CORPORATION                                                                     356,506
                                                                                                               442,564
                                                                                                        --------------
PRIMARY METAL INDUSTRIES: 1.67%
            4,000  AICHI STEEL CORPORATION                                                                      16,353
           17,871  AK STEEL HOLDING CORPORATION<<                                                              940,193
           28,365  ALCOA INCORPORATED                                                                          911,367
           14,684  ALLEGHENY TECHNOLOGIES INCORPORATED                                                         719,516
          186,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                       164,019
            9,419  AQUARIUS PLATINUM LIMITED                                                                    85,918
            1,700  ASAHI PRETEC CORPORATION                                                                     43,155
           31,298  ASHOK LEYLAND LIMITED                                                                        23,664

                   156 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PRIMARY METAL INDUSTRIES (continued)
           19,925  BELDEN CDT INCORPORATED<<                                                            $      732,045
              578  BOSCH LIMITED                                                                                54,286
            4,118  CAP SA                                                                                      148,979
           21,124  CARPENTER TECHNOLOGY CORPORATION                                                            819,822
          422,856  CHINA STEEL CORPORATION                                                                     517,570
            2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                            20,203
           53,000  CHUNG HUNG STEEL CORPORATION                                                                 32,008
           19,039  CIA SIDERURGICA NACIONAL SA                                                                 663,445
           29,257  COMMSCOPE INCORPORATED+                                                                   1,432,715
           19,019  CURTISS-WRIGHT CORPORATION<<                                                              1,024,554
            2,370  DONGKUK STEEL MILL COMPANY LIMITED                                                           84,453
              164  EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                            43,385
            2,964  EL EZZ STEEL COMPANY                                                                         14,299
           27,031  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                       181,571
            3,309  EXXARO RESOURCES LIMITED                                                                     49,330
           23,690  FENG HSIN IRON & STEEL COMPANY                                                               45,534
           22,461  GENERAL CABLE CORPORATION+                                                                1,105,530
            1,742  GERDAU AMERISTEEL CORPORATION                                                                24,609
           19,467  GERDAU SA                                                                                   296,185
            2,000  GODO STEEL LIMITED                                                                            5,980
            8,000  HITACHI METALS LIMITED                                                                      118,789
            9,683  HUBBELL INCORPORATED CLASS B                                                                421,307
            2,650  HYUNDAI STEEL COMPANY                                                                       122,647
           20,800  JFE HOLDINGS INCORPORATED                                                                   879,008
           80,880  JSC MMC NORILSK NICKEL ADR<<                                                              1,601,424
            6,047  JSW STEEL LIMITED                                                                           104,582
           24,000  KURIMOTO LIMITED                                                                             22,945
              700  KYOEI STEEL LIMITED                                                                          14,496
              903  LINDAB INTERNATIONAL AB                                                                      14,789
            3,200  MARUICHI STEEL TUBE LIMITED                                                                  95,385
           13,941  MATTHEWS INTERNATIONAL CORPORATION                                                          700,675
           65,000  MIDAS HOLDINGS LIMITED                                                                       23,892
           10,000  MITSUBISHI STEEL MANUFACTURING COMPANY
                   LIMITED                                                                                      37,228
            9,306  MITTAL STEEL SOUTH AFRICA LIMITED                                                           219,217
           24,727  MUELLER INDUSTRIES INCORPORATED                                                             693,592
            1,152  MYTILINEOS HOLDINGS SA                                                                       13,350
           14,000  NAKAYAMA STEEL WORKS LIMITED                                                                 44,921
        5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                   49,056
           19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                        44,969
          240,000  NIPPON STEEL CORPORATION                                                                  1,138,470
            4,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                           22,156
           17,000  NSK LIMITED                                                                                 121,610
           12,400  NUCOR CORPORATION                                                                           651,000
           35,275  ONESTEEL LIMITED                                                                            206,101
           33,800  PARKSON HOLDINGS BHD                                                                         46,288
           39,075  POLIMEX MOSTOSTAL SA                                                                         88,719
            1,192  PORTMAN LIMITED+                                                                             19,030
            3,612  POSCO                                                                                     1,553,657
            6,280  PRECISION CASTPARTS CORPORATION                                                             648,473
            2,052  RAUTARUUKKI OYJ                                                                              69,602
           10,178  RTI INTERNATIONAL METALS INCORPORATED+                                                      344,118
            9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                          49,447
           54,000  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES
                   COMPANY LIMITED                                                                              12,793
           26,750  STEEL AUTHORITY OF INDIA LIMITED                                                             94,061
           22,094  TATA STEEL LIMITED                                                                          299,030
            7,667  TENARIS SA                                                                                  209,042

                   Wells Fargo Advantage Master Portfolios 157


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PRIMARY METAL INDUSTRIES (continued)
           12,042  TEXAS INDUSTRIES INCORPORATED<<                                                      $      634,252
            6,271  THYSSENKRUPP AG                                                                             312,865
              684  TIMMINCO LIMITED+                                                                             9,598
           15,191  TITANIUM METALS CORPORATION<<                                                               218,902
            3,000  TOHO ZINC COMPANY LIMITED                                                                     9,987
            1,800  TOPRE CORPORATION                                                                            14,878
            4,000  TOPY INDUSTRIES LIMITED                                                                      11,342
           17,256  TREDEGAR CORPORATION                                                                        341,669
           36,000  TUNG HO STEEL ENTERPRISE CORPORATION                                                         47,403
           23,910  UNITED STATES STEEL CORPORATION                                                           3,181,704
            6,794  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                      230,871
            7,024  WELSPUN-GUJARAT STAHL LIMITED                                                                50,578
           42,309  WORTHINGTON INDUSTRIES<<                                                                    744,638
            1,700  YAMATO KOGYO COMPANY LIMITED                                                                 61,957
            6,000  YODOGAWA STEEL WORKS LIMITED                                                                 30,646
                                                                                                            26,897,847
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.74%
           34,567  ACCO BRANDS CORPORATION+                                                                    293,474
            6,597  AGGREKO PLC                                                                                  86,438
           10,623  AH BELO CORPORATION                                                                          51,522
           31,440  AMERICAN GREETINGS CORPORATION CLASS A                                                      505,555
           56,199  BELO CORPORATION CLASS A                                                                    411,939
           17,150  BOWNE & COMPANY INCORPORATED                                                                207,515
           19,695  CBS CORPORATION CLASS B                                                                     318,665
            5,850  COMPAGNIE INDUSTRIALI RIUNITE                                                                14,927
           24,000  DAI NIPPON PRINTING COMPANY LIMITED                                                         338,844
           46,418  GANNETT COMPANY INCORPORATED<<                                                              825,776
           30,066  HARTE HANKS INCORPORATED                                                                    371,315
           22,001  HAYS PLC                                                                                     38,169
              783  HEIDELBERGER DRUCKMASCHINEN AG                                                               16,018
           93,124  IDEARC INCORPORATED+<<                                                                      153,655
            2,506  INTERTEK GROUP PLC                                                                           44,795
           20,687  JOHN WILEY & SONS INCORPORATED                                                              984,287
            2,905  JOHNSTON PRESS PLC                                                                            2,478
              600  KADOKAWA GROUP HOLDINGS INCORPORATED                                                         14,128
            4,000  KOMORI CORPORATION                                                                           58,365
           26,521  LEE ENTERPRISES INCORPORATED<<                                                               99,454
           36,614  MCCLATCHY COMPANY CLASS A<<                                                                 132,909
           15,614  MCGRAW-HILL COMPANIES INCORPORATED                                                          668,904
           12,689  MEDIA GENERAL INCORPORATED CLASS A<<                                                        156,075
           16,991  MEREDITH CORPORATION                                                                        482,205
           13,946  NASPERS LIMITED                                                                             350,235
           24,968  NEW YORK TIMES COMPANY CLASS A                                                              324,334
            1,300  NISSHA PRINTING COMPANY LIMITED                                                              70,210
            2,104  PAGESJAUNES SA                                                                               30,099
           13,392  PEARSON PLC                                                                                 165,408
            1,137  PROMOTORA DE INFORMACIONES SA                                                                 9,902
           12,441  PUBLISHING & BROADCASTING LIMITED                                                            34,561
              541  QUEBECOR INCORPORATED+                                                                       14,434
            1,462  RANDSTAD HOLDINGS NV                                                                         44,830
           43,048  RH DONNELLEY CORPORATION+<<                                                                 161,430
           42,829  RR DONNELLEY & SONS COMPANY                                                               1,194,073
              600  SCHIBSTED ASA                                                                                15,410
            7,208  SERCO GROUP PLC                                                                              56,390
            7,526  SEVEN NETWORK LIMITED                                                                        50,359

                   158 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           63,000  SINGAPORE PRESS HOLDINGS LIMITED                                                     $      182,238
           33,600  STAR PUBLICATIONS LIMITED                                                                    32,624
              503  TELEGRAAF MEDIA GROEP NV                                                                     13,293
            3,900  THOMSON CORPORATION                                                                         131,310
           23,000  TOPPAN PRINTING COMPANY LIMITED                                                             207,302
            1,036  TORSTAR CORPORATION+                                                                         14,928
            1,052  TRANSCONTINENTAL INCORPORATED+                                                               16,348
           32,208  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                     303,077
           25,729  VIACOM INCORPORATED CLASS B+<<                                                              758,491
           18,044  VISTAPRINT LIMITED+<<                                                                       599,783
              953  WASHINGTON POST COMPANY CLASS B                                                             568,465
            4,997  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                   38,820
            4,738  WOLTERS KLUWER NV                                                                           115,315
            4,067  YELLOW PAGES INCOME FUND                                                                     38,533
                                                                                                            11,819,614
                                                                                                        --------------
RAILROAD TRANSPORTATION: 0.63%
           78,069  ALL AMERICA LATINA LOGISTICA                                                                143,685
           10,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                  1,127,700
            7,900  CANADIAN NATIONAL RAILWAY COMPANY                                                           414,493
            2,800  CANADIAN PACIFIC RAILWAY LIMITED                                                            170,827
               72  CENTRAL JAPAN RAILWAY COMPANY                                                               747,927
          184,000  CHINA RAILWAY GROUP LIMITED CLASS H+                                                        141,186
           18,400  CSX CORPORATION                                                                           1,190,112
              147  EAST JAPAN RAILWAY COMPANY                                                                1,169,248
           13,800  GENESEE & WYOMING INCORPORATED+<<                                                           593,538
           50,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                        220,225
           18,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                      76,496
           21,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                             134,355
           20,000  KEIO CORPORATION                                                                            111,223
           11,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                      60,809
           66,000  KINTETSU CORPORATION                                                                        205,095
           53,692  MTR CORPORATION LIMITED                                                                     172,861
           28,000  NAGOYA RAILROAD COMPANY LIMITED                                                              78,410
           17,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                      69,133
           12,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                        41,762
           13,100  NORFOLK SOUTHERN CORPORATION                                                                963,243
           22,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                     151,724
           14,000  SAGAMI RAILWAY COMPANY LIMITED                                                               52,124
           30,000  TOBU RAILWAY COMPANY LIMITED                                                                136,234
           18,010  UNION PACIFIC CORPORATION                                                                 1,511,039
           89,250  WAN HAI LINES LIMITED                                                                        48,334
               70  WEST JAPAN RAILWAY COMPANY                                                                  338,261
                                                                                                            10,070,044
                                                                                                        --------------
REAL ESTATE: 1.00%
              433  AAREAL BANK AG+                                                                              10,381
           14,959  ABACUS PROPERTY GROUP                                                                        16,132
            2,800  AEON MALL COMPANY LIMITED                                                                    80,252
           44,000  AGILE PROPERTY HOLDINGS LIMITED                                                              32,410
           18,000  ALLGREEN PROPERTIES LIMITED                                                                  10,127
           13,849  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                         490,809
           17,000  ASCENDAS INDIA TRUST                                                                          8,578
              200  ATRIUM COMPANY LIMITED                                                                        1,053
           10,515  AUSTRALAND PROPERTY GROUP                                                                     5,704

                   Wells Fargo Advantage Master Portfolios 159


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
           16,393  BABCOCK & BROWN JAPAN PROPERTY TRUST                                                 $       11,452
              162  BEFIMMO SCA SICAFI                                                                           18,003
            8,650  BRITISH LAND COMPANY PLC                                                                    120,044
            2,419  BRIXTON PLC                                                                                  10,478
           40,600  BROOKFIELD PROPERTIES CORPORATION                                                           853,831
            2,000  BUKIT SEMBAWANG ESTATES LIMITED                                                               9,691
            5,168  BUNNINGS WAREHOUSE PROPERTY TRUST                                                             8,352
            1,016  CA IMMOBILIEN ANLAGEN AG+                                                                    14,660
           27,000  CAPITACOMMERICAL TRUST                                                                       32,056
           66,000  CAPITALAND LIMITED                                                                          201,590
            1,600  CASTELLUM AB                                                                                 16,378
           55,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                               23,230
           30,072  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                              393,041
           13,000  CDL HOSPITALITY TRUSTS                                                                       10,502
           24,714  CENTRO PROPERTIES GROUP                                                                       3,641
           35,798  CENTRO RETAIL GROUP                                                                           7,450
           61,146  CFS RETAIL PROPERTY TRUST                                                                   112,711
           38,000  CHAMPION REIT                                                                                18,711
            5,198  CHARTER HALL GROUP                                                                            3,932
           53,000  CHEUNG KONG HOLDINGS LIMITED                                                                753,340
          134,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                    222,576
           52,000  CHINA RESOURCES LAND LIMITED                                                                 60,879
               80  CHINA VANKE COMPANY LIMITED CLASS B                                                              71
           43,164  CHINESE ESTATES HOLDINGS LIMITED                                                             60,387
           20,000  CITY DEVELOPMENTS LIMITED                                                                   145,070
           52,962  COMMONWEALTH PROPERTY OFFICE FUND                                                            62,968
            1,137  CONWERT IMMOBILIEN INVEST SE+                                                                16,641
          239,000  COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                     106,741
           19,063  CROMWELL GROUP                                                                               11,416
                5  DA OFFICE INVESTMENT CORPORATION                                                             21,334
            5,400  DAIBIRU CORPORATION                                                                          50,792
            7,000  DAIKYO INCORPORATED+                                                                          9,885
            3,200  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                    132,659
          117,854  DB RREEF TRUST                                                                              148,305
            2,531  DERWENT VALLEY HOLDINGS PLC                                                                  50,313
           33,225  DLF LIMITED                                                                                 368,833
           11,760  ECHO INVESTMENT                                                                              23,126
              390  EUROCOMMERCIAL PROPERTIES NV                                                                 16,367
            2,000  FABEGE AB                                                                                    14,381
           36,446  FAR EAST CONSORTIUM                                                                           7,942
           20,000  FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                    37,002
           29,446  FIRST INDUSTRIAL REALTY TRUST INCORPORATED<<                                                694,631
            8,649  FKP PROPERTY GROUP                                                                           33,117
              333  FONCIERE DES REGIONS                                                                         37,966
           10,488  FOREST CITY ENTERPRISES INCORPORATED                                                        301,635
           14,033  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                    282,905
           40,000  FRANSHION PROPERTIES CHINA LIMITED                                                           14,497
                2  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                  11,528
            2,050  GAZIT GLOBE LIMITED                                                                          16,416
              252  GECINA SA                                                                                    31,086
          116,600  GENTING INTERNATIONAL PLC+                                                                   41,965
                4  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                42,087
              310  GOLDCREST COMPANY LIMITED                                                                     5,078
          273,900  GOLDEN LAND PROPERTY PCL                                                                     44,397
           76,700  GPT GROUP                                                                                   113,163
           10,236  GREAT EAGLE HOLDINGS LIMITED                                                                 28,357

                   160 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
            1,892  GREAT PORTLAND ESTATES PLC                                                           $       12,602
           12,000  GREENTOWN CHINA HOLDINGS LIMITED                                                              9,195
           40,000  GUANGZHOU R&F PROPERTIES                                                                     69,217
           14,666  GUOCOLAND LIMITED                                                                            19,563
            4,593  HAMMERSON PLC                                                                                79,239
           27,000  HANG LUNG GROUP LIMITED                                                                     115,014
           64,000  HANG LUNG PROPERTIES LIMITED                                                                202,581
            3,000  HEIWA REAL ESTATE COMPANY LIMITED                                                            12,008
              945  HELIOPOLIS HOUSING                                                                            8,613
           18,000  HENDERSON INVESTMENTS LIMITED                                                                 1,194
           35,762  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                  215,574
           43,000  HONGKONG LAND HOLDINGS LIMITED                                                              155,660
           30,000  HOPEWELL HOLDINGS                                                                           114,313
           10,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                           9,912
            6,000  HOTEL PROPERTIES LIMITED                                                                      7,490
            8,868  HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                 57,612
           19,703  HYSAN DEVELOPMENT COMPANY LIMITED                                                            53,844
              314  ICADE                                                                                        29,279
           56,200  IGB CORPORATION BHD                                                                          22,229
            6,108  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                              39,131
            6,839  IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                             62,118
            7,280  INDIABULLS REAL ESTATE LIMITED                                                               47,308
           40,170  ING INDUSTRIAL FUND                                                                          54,673
           39,341  ING OFFICE FUND                                                                              48,386
              855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                    7,798
            1,008  IVG IMMOBILIEN AG                                                                            18,517
                3  JAPAN EXCELLENT INCORPORATED                                                                 14,140
                4  JAPAN LOGISTICS FUND INCORPORATED                                                            21,784
              300  JOINT CORPORATION                                                                               525
            4,644  JONES LANG LASALLE INCORPORATED                                                             231,271
                6  KENEDIX REALTY INVESTMENT                                                                    27,011
           10,000  KEPPEL LAND LIMITED                                                                          27,163
           21,856  KERRY PROPERTIES LIMITED                                                                    104,220
           20,993  KIWI INCOME PROPERTY TRUST                                                                   16,276
            1,056  KLEPIERRE                                                                                    42,095
           12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                          18,529
            1,731  KUNGSLEDEN                                                                                   13,357
           18,000  KWG PROPERTY HOLDING LIMITED+                                                                 8,224
            7,588  LAND SECURITIES GROUP PLC                                                                   187,470
           12,206  LEND LEASE CORPORATION LIMITED                                                              100,337
            4,000  LEOPALACE21 CORPORATION                                                                      40,717
            4,742  LIBERTY INTERNATIONAL PLC                                                                    84,696
          644,500  LIPPO KARAWACI TBK PT                                                                        54,107
              350  LUNDBERGFORETAGEN AB                                                                         16,816
          128,255  MACQUAIRE OFFICE TRUST                                                                      113,625
           51,572  MACQUARIE COUNTRYWIDE TRUST                                                                  45,719
           22,034  MACQUARIE DDR TRUST                                                                           6,558
           58,285  MACQUARIE GOODMAN GROUP                                                                     157,075
           71,000  MAPLETREE LOGISTICS TRUST                                                                    33,366
          257,000  MEGAWORLD CORPORATION                                                                         8,056
            4,470  MEINL EUROPEAN LAND LIMITED+                                                                 45,287
              700  MI DEVELOPMENTS INCORPORATED+                                                                14,833
                5  MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                 9,996
           24,000  MIDLAND HOLDINGS LIMITED                                                                     12,163
            9,000  MIRAMAR HOTEL & INVESTMENT                                                                   11,180
           46,944  MIRVAC GROUP                                                                                115,178

                   Wells Fargo Advantage Master Portfolios 161


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
           17,147  MIRVAC REAL ESTATE INVESTMENT TRUST                                                  $        7,897
           49,000  MITSUBISHI ESTATE COMPANY LIMITED                                                         1,082,356
           31,000  MITSUI FUDOSAN COMPANY LIMITED                                                              646,016
           35,000  NEO-CHINA GROUP HOLDINGS LIMITED(A)                                                          22,826
                4  NEW CITY RESIDENCE INVESTMENT CORPORATION                                                     5,768
           31,600  NEW WORLD CHINA LAND LIMITED                                                                 11,607
              429  NEXITY SA                                                                                     9,918
                9  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                     18,381
                9  NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                    23,885
            1,600  NOMURA REAL ESTATE HOLDING INCORPORATED                                                      32,789
               40  NTT URBAN DEVELOPMENT CORPORATION                                                            53,379
                7  ORIX JREIT INCORPORATED                                                                      37,916
           36,602  PHH CORPORATION+                                                                            558,181
                4  PREMIER INVESTMENT COMPANY                                                                   17,529
              597  PSP SWISS PROPERTY AG                                                                        36,157
            1,378  QUINTAIN ESTATES & DEVELOPMENT PLC                                                            4,746
            9,839  REGUS GROUP PLC+                                                                             13,323
           28,000  RUENTEX DEVELOPMENT COMPANY LIMITED                                                          22,241
            1,177  SACYR VALLEHERMOSO SA                                                                        21,289
            6,561  SEGRO PLC                                                                                    52,186
            1,988  SHAFTESBURY PLC                                                                              15,307
           30,000  SHENZHEN INVESTMENT LIMITED                                                                   7,973
           34,000  SHIMAO PROPERTY HOLDING LIMITED                                                              38,057
            1,300  SHOEI                                                                                        12,778
           52,000  SHUI ON LAND LIMITED                                                                         39,459
           60,000  SHUN TAK HOLDINGS LIMITED                                                                    34,921
              151  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE
                      ET LE COMMERCE                                                                            19,480
            4,000  SINGAPORE LAND LIMITED                                                                       15,466
           64,827  SINO LAND COMPANY                                                                           113,476
          186,563  SM PRIME HOLDINGS INCORPORATED                                                               32,679
           53,500  SOHO CHINA LIMITED                                                                           27,875
           46,050  SP SETIA BHD                                                                                 45,690
           58,229  STEWART ENTERPRISES INCORPORATED<<                                                          545,023
           52,002  STOCKLAND                                                                                   232,726
               40  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                    1,176
           17,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                               338,406
           33,000  SUN HUNG KAI PROPERTIES LIMITED                                                             449,970
            5,777  SUNLAND GROUP LIMITED                                                                        11,830
              600  SURUGA CORPORATION(A)                                                                           303
              342  SWISS PRIME SITE AG                                                                          20,144
           40,300  TALAAT MOUSTAFA GROUP+                                                                       48,585
           23,399  TIAN AN CHINA INVESTMENT                                                                     13,406
           11,023  TISHMAN SPEYER OFFICE FUND                                                                   10,507
            2,500  TOC COMPANY LIMITED                                                                           9,666
           21,000  TOKYU LAND CORPORATION                                                                       88,593
            4,500  TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                  3,373
            1,424  UNIBAIL                                                                                     295,665
           40,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                    67,855
           16,000  UNITED OVERSEAS LAND LIMITED                                                                 32,348
                6  UNITED URBAN INVESTMENT CORPORATION                                                          25,207
            4,800  URBAN CORPORATION                                                                                87
           52,951  VALAD PROPERTY GROUP                                                                         23,331
              218  VASTNED RETAIL NV                                                                            16,921
           68,136  WESTFIELD GROUP                                                                             999,844
           33,000  WHEELOCK & COMPANY                                                                           78,267
           10,000  WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                       9,207

                   162  Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
           20,000  WHEELOCK PROPERTIES LIMITED                                                          $       14,702
            7,000  WING TAI HOLDINGS LIMITED                                                                     6,598
                2  ZEPHYR COMPANY LIMITED(A)                                                                         1
                                                                                                            16,025,191
                                                                                                        --------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
           18,718  AMP NZ OFFICE TRUST                                                                          13,606
                                                                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.47%
           30,000  ASCENDAS REIT                                                                                48,118
           58,292  BRANDYWINE REALTY TRUST                                                                   1,014,281
              341  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                         6,808
           36,019  CAPITAMALL TRUST                                                                             69,215
              107  COFINIMMO SA                                                                                 19,376
              983  CORIO NV                                                                                     72,298
            9,375  FEDERAL REALTY INVESTMENT TRUST<<                                                           711,375
                3  FUKUOKA REIT CORPORATION                                                                     14,941
                3  HANKYU REIT INCORPORATED                                                                     12,349
           17,881  HEALTH CARE REIT INCORPORATED<<                                                             927,487
           33,841  HEALTHCARE REALTY TRUST INCORPORATED                                                        970,221
               18  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                    38,980
               14  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                    130,575
               14  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                     57,948
           13,000  K-REIT ASIA                                                                                  11,587
           38,966  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                      580,983
           23,000  MACQUARIE MEAG PRIME REIT                                                                    17,012
                2  MORI HILLS REIT INVESTMENT CORPORATION                                                        7,699
                4  MORI TRUST SOGO REIT INCORPORATED+                                                           34,435
               20  NIPPON BUILDING FUND INCORPORATED                                                           216,411
                9  NOMURA REAL ESTATE OFFICE FUND                                                               64,606
           26,258  PENNSYLVANIA REIT                                                                           521,221
            1,702  RIOCAN REIT                                                                                  34,527
           75,766  SENIOR HOUSING PROPERTIES TRUST<<                                                         1,642,607
           44,000  SUNTEC REIT                                                                                  45,040
           59,556  THE LINK REIT                                                                               140,008
                5  TOKYU REIT INCORPORATED                                                                      36,268
                3  TOP REIT INCORPORATED                                                                        10,972
              264  WERELDHAVE NV                                                                                29,443
                                                                                                             7,486,791
                                                                                                        --------------
RENTAL AUTO/EQUIPMENT: 0.04%
           36,854  UNITED RENTALS INCORPORATED+<<                                                              596,666
                                                                                                        --------------
RETAIL: 0.00%
            2,451  WH SMITH PLC                                                                                 16,508
                                                                                                        --------------
RETAIL DEPARTMENT STORES: 0.04%
            3,200  EDION CORPORATION                                                                            25,174
           20,849  MEN'S WEARHOUSE INCORPORATED<<                                                              456,593
           65,000  PARKSON RETAIL GROUP LIMITED                                                                 93,236
          188,400  ROBINSON DEPARTMENT STORE PCL                                                                54,473
                                                                                                               629,476
                                                                                                        --------------
RETAIL-GROCERY: 0.00%
            4,153  SUPER-SOL LIMITED                                                                            19,093
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 163


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.22%
           16,064  A SCHULMAN INCORPORATED                                                              $      389,070
           30,637  AMCOR LIMITED                                                                               143,792
            4,835  ANSELL LIMITED                                                                               50,920
            3,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                             8,989
            7,323  BRIDGESTONE CORPORATION                                                                     251,016
           44,298  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                   58,844
            2,298  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
                      CLASS B                                                                                  148,956
            2,690  CONTINENTAL AG                                                                              291,625
           38,278  COOPER TIRE & RUBBER COMPANY                                                                365,938
            4,510  HANKOOK TIRE COMPANY LIMITED                                                                 65,871
              320  HEXPOL AB+                                                                                    2,679
            4,000  KUREHA CORPORATION                                                                           22,447
            3,000  MITSUBOSHI BELTING COMPANY LIMITED                                                           15,586
           33,772  NAN KANG RUBBER TIRE COMPANY LIMITED+                                                        31,290
              900  NITTA CORPORATION                                                                            13,751
           31,500  SEALED AIR CORPORATION                                                                      763,245
            1,200  TOKAI RUBBER INDUSTRIES INCORPORATED                                                         13,384
            5,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                           12,913
           21,000  TSRC CORPORATION+                                                                            25,345
              700  UPONOR OYJ                                                                                    9,625
           14,601  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                 712,675
           15,000  YOKOHAMA RUBBER COMPANY LIMITED                                                              78,479
                                                                                                             3,476,440
                                                                                                        --------------
SCHOOLS: 0.00%
            9,288  ABC LEARNING CENTRES LIMITED                                                                  4,307
           40,000  RAFFLES EDUCATION CORPORATION LIMITED                                                        23,510
                                                                                                                27,817
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.69%
            8,137  ABERDEEN ASSET MANAGEMENT PLC                                                                21,256
              780  AGF MANAGEMENT LIMITED                                                                       17,976
            7,850  ALLCO FINANCE GROUP LIMITED                                                                   2,539
            7,675  AMERIPRISE FINANCIAL INCORPORATED                                                           344,991
            1,647  AZIMUT HOLDING SPA                                                                           14,397
           10,476  BABCOCK & BROWN LIMITED                                                                      21,852
              900  BLACKROCK INCORPORATED NEW YORK SHARES                                                      195,525
           91,614  BMF BOVESPA SA+                                                                             701,438
           20,100  BURSA MALAYSIA BHD                                                                           40,617
            2,587  CABCHARGE AUSTRALIA LIMITED                                                                  15,280
           66,990  CAPITAL SECURITIES CORPORATION                                                               33,071
           42,990  CHARLES SCHWAB CORPORATION                                                                1,031,330
            3,296  CME GROUP INCORPORATED                                                                    1,105,579
           10,529  CRITERIA CAIXACORP SA                                                                        53,417
            4,830  DAEWOO SECURITIES COMPANY LIMITED                                                            72,376
            3,253  DEUTSCHE BOERSE AG                                                                          307,325
            1,056  DUNDEE CORPORATION CLASS A+                                                                  14,073
          281,666  E*TRADE FINANCIAL CORPORATION+<<                                                            901,331
           19,353  FEDERATED INVESTORS INCORPORATED CLASS B                                                    647,164
            7,440  FRANKLIN RESOURCES INCORPORATED                                                             777,480
           82,408  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A+                                        150,807
          370,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                    211,983
           12,443  GOLDMAN SACHS GROUP INCORPORATED                                                          2,040,279
           37,584  GRUPO FINANCIERO BANORTE SA DE CV                                                           150,588
           42,110  GRUPO FINANCIERO INBURSA SA DE CV                                                           147,182

                   164 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
            3,000  GUOCO GROUP LIMITED                                                                  $       31,449
              820  HELLENIC EXCHANGES SA HOLDING                                                                 9,678
            2,756  HYUNDAI SECURITIES COMPANY                                                                   27,875
            1,500  ICHIYOSHI SECURITIES COMPANY LIMITED                                                         14,656
            1,700  IGM FINANCIAL INCORPORATED                                                                   71,071
            8,280  INDIA INFOLINE LIMITED                                                                       23,988
           11,204  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                     986,288
            1,274  INTERMEDIATE CAPITAL GROUP PLC                                                               32,009
           64,634  INVESCO LIMITED+                                                                          1,656,569
            9,235  INVESTEC LIMITED                                                                             68,803
           18,680  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                   597,760
            3,500  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                     24,274
           23,028  JEFFERIES GROUP INCORPORATED<<                                                              442,368
           12,000  KIM ENG HOLDINGS LIMITED                                                                     10,795
           86,600  KIM ENG SECURITIES THAILAND PCL                                                              39,203
            4,103  KINNEVIK INVESTMENT AB                                                                       60,865
           62,258  KNIGHT CAPITAL GROUP INCORPORATED+                                                        1,073,328
           27,500  LEGG MASON INCORPORATED                                                                   1,224,575
           24,477  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                     393,835
           48,561  MACQUARIE AIRPORTS GROUP                                                                    132,188
            2,000  MARUSAN SECURITIES COMPANY LIMITED+                                                          11,420
           61,000  MASTERLINK SECURITIES CORPORATION+                                                           20,690
            1,300  MIRAE ASSET SECURITIES COMPANY LIMITED                                                      105,764
           12,000  MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                  12,505
           34,852  MORGAN STANLEY                                                                            1,423,007
           25,173  NASDAQ STOCK MARKET INCORPORATED+                                                           822,905
           37,400  NOMURA HOLDINGS INCORPORATED                                                                495,983
           30,500  NOMURA HOLDINGS INCORPORATED ADR<<                                                          406,260
           10,203  NYSE EURONEXT (PARIS) INCORPORATED                                                          414,140
              137  NYSE EURONEXT INCORPORATED                                                                    5,401
            7,000  OKASAN HOLDINGS INCORPORATED                                                                 34,695
           21,700  OPTIONSXPRESS HOLDINGS INCORPORATED                                                         500,619
               12  PACIFIC MANAGEMENT CORPORATION                                                                1,423
              178  PARTNERS GROUP                                                                               23,692
            7,520  PIPER JAFFRAY COMPANIES INCORPORATED+                                                       285,835
            4,384  PLATINUM ASSET MANAGEMENT LIMITED                                                            13,449
           86,828  POLARIS SECURITIES COMPANY LIMITED                                                           39,801
          100,000  POLYTEC ASSET HOLDINGS LIMITED                                                               17,303
           50,250  PRESIDENT SECURITIES CORPORATION                                                             28,563
              710  RATHBONE BROTHERS                                                                            11,688
           18,981  RAYMOND JAMES FINANCIAL INCORPORATED<<                                                      585,184
            5,085  RELIANCE CAPITAL LIMITED                                                                    157,473
          150,000  REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                       10,674
                4  RISA PARTNERS INCORPORATED                                                                    3,529
            2,747  SAMSUNG SECURITIES COMPANY LIMITED                                                          148,847
            1,063  SCHRODERS PLC                                                                                17,419
           22,394  SEI INVESTMENTS COMPANY                                                                     528,946
              140  SFCG COMPANY LIMITED                                                                         11,394
           21,000  SHINKO SECURITIES COMPANY LIMITED                                                            61,020
           45,800  SUMITOMO CORPORATION                                                                        570,613
           18,762  SWS GROUP INCORPORATED                                                                      378,617
           42,736  T. ROWE PRICE GROUP INCORPORATED                                                          2,536,809
           10,857  TD AMERITRADE HOLDING CORPORATION+<<                                                        221,809
            5,234  TONG YANG INVESTMENT BANK                                                                    46,900
            1,321  TSX GROUP INCORPORATED                                                                       43,084
           48,571  UBS AG                                                                                    1,055,740

                   Wells Fargo Advantage Master Portfolios 165


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
           11,000  UOB-KAY HIAN HOLDINGS LIMITED                                                        $       10,030
              189  VAN LANSCHOT NV                                                                              13,852
            6,230  WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                               108,141
            7,000  YAMANASHI CHOU BANK LIMITED                                                                  37,037
                                                                                                            27,163,694
                                                                                                        --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.04%
            8,439  ASML HOLDING NV+                                                                            199,014
           10,275  CABOT MICROELECTRONICS CORPORATION+<<                                                       396,821
            2,200  CSR PLC+                                                                                     13,148
                                                                                                               608,983
                                                                                                        --------------
SEMICONDUCTORS: 0.15%
          135,471  SILICONWARE PRECISION INDUSTRIES COMPANY                                                    185,247
        1,049,120  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                        1,932,305
          606,302  UNITED MICROELECTRONICS CORPORATION                                                         252,760
                                                                                                             2,370,312
                                                                                                        --------------
SOCIAL SERVICES: 0.03%
            5,568  ABERTIS INFRAESTRUCTURAS SA                                                                 115,011
            3,631  ATLANTIA SPA                                                                                 96,120
            4,616  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                           42,916
           16,407  G4S PLC                                                                                      69,626
           35,855  TRANSURBAN GROUP                                                                            165,828
                                                                                                               489,501
                                                                                                        --------------
STEEL PRODUCERS, PRODUCTS: 0.01%
              632  SALZGITTER AG                                                                                96,870
                                                                                                        --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.48%
           11,567  ADELAIDE BRIGHTON LIMITED                                                                    35,752
           59,156  AMBUJA CEMENTS LIMITED                                                                      107,560
           94,170  ASIA CEMENT CORPORATION                                                                     103,803
            5,289  ASSOCIATED CEMENT COMPANIES LIMITED                                                          67,207
           26,242  BORAL LIMITED                                                                               144,176
            1,819  BRICKWORKS LIMITED                                                                           18,534
              751  BUZZI UNICEM SPA                                                                             14,868
           11,173  CEMENTOS BIO-BIO SA                                                                          23,969
            2,855  CEMENTOS LIMA SA                                                                             33,372
          410,126  CEMEX SAB DE CV                                                                             822,027
           29,980  CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED
                      CLASS B                                                                                   24,823
              800  CHOFU SEISAKUSHO COMPANY LIMITED                                                             14,418
              116  CIMENTS FRANCAIS SA                                                                          15,988
            3,113  CIMPOR CIMENTOS DE PORTUGAL SA                                                               19,552
            5,200  CLEANUP CORPORATION                                                                          19,768
            5,166  COMPAGNIE DE SAINT-GOBAIN                                                                   315,622
           71,476  CORNING INCORPORATED                                                                      1,468,117
            8,811  CRH PLC                                                                                     229,843
          101,100  DYNASTY CERAMIC PCL                                                                          48,424
           19,457  EAGLE MATERIALS INCORPORATED<<                                                              594,022
            3,000  FUJITEC COMPANY LIMITED                                                                      15,394
              375  GERRESHEIMER AG                                                                              18,857
           60,344  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                           25,350
              273  HEIDELBERGCEMENT AG                                                                          30,738
              480  IMERYS SA                                                                                    30,741

                   166 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
            8,370  INDIA CEMENTS LIMITED                                                                $       26,181
           40,000  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                           27,799
              888  ITALCEMENTI SPA                                                                              12,436
            1,337  ITALCEMENTI SPA RNC                                                                          15,320
           16,454  JAMES HARDIE INDUSTRIES NV                                                                   65,233
           33,000  K WAH INTERNATIONAL HOLDINGS LIMITED                                                         10,088
           30,270  LAFARGE MALAYAN CEMENT BHD                                                                   40,886
            2,381  LAFARGE SA                                                                                  287,239
              365  MADRAS CEMENTS LIMITED                                                                       20,944
            3,000  NICHIAS CORPORATION                                                                           8,431
            2,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                          3,606
           17,250  OWENS CORNING INCORPORATED+<<                                                               417,278
           33,669  OWENS-ILLINOIS INCORPORATED+                                                              1,501,637
            3,000  PANAHOME CORPORATION                                                                         17,512
           25,992  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                    114,590
            9,903  REXAM PLC                                                                                    73,088
              250  SA DES CIMENTS VICAT                                                                         15,284
           65,000  SEMEN GRESIK PERSERO TBK PT                                                                  28,541
           14,100  SIAM CEMENT PCL                                                                              67,663
            2,155  SIG PLC                                                                                      21,237
               51  SIKA AG                                                                                      64,684
            4,510  SUEZ CEMENT COMPANY                                                                          30,090
            9,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                        15,114
           33,000  TAIHEIYO CEMENT CORPORATION                                                                  54,119
          144,854  TAIWAN CEMENT CORPORATION                                                                   141,578
           80,490  TAIWAN GLASS INDUSTRIAL CORPORATION                                                          59,968
            4,000  TAKARA STANDARD COMPANY LIMITED                                                              19,862
            5,677  TATA CHEMICALS LIMITED                                                                       42,317
              960  TITAN CEMENT COMPANY SA                                                                      35,551
            6,700  TOYO SEIKAN KAISHA LIMITED                                                                  121,428
            2,000  ULTRA TECH CEMENT LIMITED                                                                    26,608
          105,500  UNITED TRACTORS TBK PT                                                                      118,306
          331,800  VANACHAI GROUP PCL                                                                           29,071
                                                                                                             7,776,614
                                                                                                        --------------
TELECOMMUNICATIONS: 0.03%
           10,500  BRASIL TELECOM PARTICIPACOES SA                                                             137,466
            3,084  FIRST QUANTUM MINERALS LIMITED<<                                                            198,958
            1,224  HOT TELECOMMUNICATION SYSTEM LIMITED                                                         12,961
           58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                          72,383
                                                                                                               421,768
                                                                                                        --------------
TEXTILE MILL PRODUCTS: 0.23%
            2,920  ADITYA BIRLA NUVO LIMITED                                                                    85,880
           17,794  ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                  545,742
            2,687  CENTURY TEXTILE & INDUSTRIES LIMITED                                                         28,442
           86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                 5,568
          161,272  FAR EASTERN TEXTILE COMPANY LIMITED                                                         147,936
           43,000  FORMOSA TAFFETA COMPANY LIMITED                                                              32,497
            1,637  GILDAN ACTIVEWEAR INCORPORATED+                                                              38,420
           23,663  INTERFACE INCORPORATED                                                                      311,642
            8,000  KURABO INDUSTRIES LIMITED                                                                    13,556
           13,000  KURARAY COMPANY LIMITED                                                                     135,469
              406  LAKSHMI MACHINE WORKS LIMITED                                                                 9,872
           21,000  MITSUBISHI RAYON COMPANY LIMITED                                                             56,671

                   Wells Fargo Advantage Master Portfolios 167


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TEXTILE MILL PRODUCTS (continued)
           11,079  MOHAWK INDUSTRIES INCORPORATED+<<                                                    $      765,005
            6,000  NISSHINBO INDUSTRIES INCORPORATED                                                            66,061
            9,000  NITTO BOSEKI COMPANY LIMITED                                                                 17,732
            1,360  NYRSTAR                                                                                      12,112
            2,100  SEIREN COMPANY LIMITED                                                                       11,082
            6,092  SPOTLESS GROUP LIMITED                                                                       18,916
           62,000  TAINAN SPINNING COMPANY LIMITED                                                              21,236
           41,000  TEIJIN LIMITED                                                                              131,373
           22,000  TEXWINCA HOLDINGS LIMITED                                                                    18,886
           52,000  TORAY INDUSTRIES INCORPORATED                                                               228,916
           40,000  TOYOBO COMPANY LIMITED                                                                       66,601
           17,000  UNITIKA                                                                                      15,468
          298,300  UNIVERSAL ROBINA CORPORATION                                                                 67,825
           33,506  WOLVERINE WORLD WIDE INCORPORATED                                                           882,213
                                                                                                             3,735,121
                                                                                                        --------------
THEATERS & ENTERTAINMENT: 0.05%
           52,254  REGAL ENTERTAINMENT GROUP CLASS A<<                                                         875,777
                                                                                                        --------------
TOBACCO PRODUCTS: 0.71%
           72,412  ALTRIA GROUP INCORPORATED                                                                 1,522,824
           14,000  AMVIG HOLDINGS LIMITED                                                                       12,530
            6,700  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                        77,798
           24,921  BRITISH AMERICAN TOBACCO PLC                                                                841,938
              518  EASTERN TOBACCO                                                                              28,335
           25,000  HUABAO INTERNATIONAL HOLDINGS LIMITED                                                        18,340
           17,178  IMPERIAL TOBACCO GROUP PLC                                                                  566,375
          105,978  ITC LIMITED                                                                                 451,630
              176  JAPAN TOBACCO INCORPORATED                                                                  835,280
           73,193  PHILIP MORRIS INTERNATIONAL                                                               3,930,464
           68,500  PT GUDANG GARAM TBK                                                                          48,084
            5,772  REYNOLDS AMERICAN INCORPORATED                                                              305,801
              861  ROTHMANS INCORPORATED+                                                                       24,164
            3,500  SOUZA CRUZ SA                                                                                92,052
            4,000  SWEDISH MATCH AB                                                                             78,876
          486,000  TELEKOMUNIKASI INDONESIA TBK PT                                                             425,886
           12,046  UNIVERSAL CORPORATION                                                                       625,428
           29,160  UST INCORPORATED                                                                          1,562,684
                                                                                                            11,448,489
                                                                                                        --------------
TRANSPORTATION BY AIR: 0.47%
               30  ACE AVIATION HOLDINGS INCORPORATED+                                                             311
              463  AEROPORTS DE PARIS                                                                           40,352
          116,000  AIR CHINA                                                                                    59,139
            4,507  AIR FRANCE-KLM                                                                              108,434
           58,400  AIRASIA BHD+                                                                                 18,499
           53,200  AIRPORTS OF THAILAND PCL                                                                     56,323
           24,397  ALASKA AIR GROUP INCORPORATED+<<                                                            512,581
           32,900  ALITALIA SPA+                                                                                21,478
           20,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                           73,983
           49,734  AMR CORPORATION+<<                                                                          513,752
            1,917  ARRIVA PLC                                                                                   27,654
           62,440  BAE SYSTEMS PLC                                                                             544,953
            6,732  BRITISH AIRWAYS PLC+                                                                         30,616
           34,000  CATHAY PACIFIC AIRWAYS LIMITED                                                               63,049

                   168 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION BY AIR (continued)
              591  CHC HELICOPTER CORPORATION+                                                          $       16,943
           54,582  CHINA AIRLINES                                                                               18,453
           15,943  COBHAM PLC                                                                                   66,643
           21,866  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                  355,323
            3,411  DEUTSCHE LUFTHANSA AG                                                                        73,246
            2,133  EASYJET PLC+                                                                                 12,731
            1,099  ELBIT SYSTEMS LIMITED                                                                        60,354
            6,450  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                 144,393
          128,000  EVA AIRWAYS CORPORATION+                                                                     46,855
           10,000  FEDEX CORPORATION                                                                           828,200
            4,249  FINMECCANICA SPA                                                                            113,645
               52  FLUGHAFEN ZUERICH AG                                                                         18,936
           10,277  IBERIA LINEAS AEREAS DE ESPANA SA                                                            30,468
           28,000  JAPAN AIRLINES CORPORATION+                                                                  59,433
               63  JAZZ AIR INCOME FUND                                                                            350
          122,943  JETBLUE AIRWAYS CORPORATION+<<                                                              746,264
              740  KLOECKNER & COMPANY                                                                          29,501
            1,500  KOREAN AIR LINES COMPANY LIMITED                                                             52,765
            5,565  LAN AIRLINES SA                                                                              65,716
           23,067  MALAYSIAN AIRLINE SYSTEM BHD                                                                 22,871
           16,312  MEGGITT PLC                                                                                  68,196
           33,414  QANTAS AIRWAYS LIMITED                                                                       96,196
            5,200  RYANAIR HOLDINGS PLC ADR+<<                                                                 118,352
           39,272  SKYWEST INCORPORATED                                                                        671,158
           33,300  SOUTHWEST AIRLINES COMPANY                                                                  507,159
            8,860  TAV HAVALIMANLARI HOLDING AS+                                                                54,224
           76,300  THAI AIRWAYS INTERNATIONAL PCL                                                               32,312
            1,403  THALES SA                                                                                    79,072
            2,957  TUI AG                                                                                       58,808
            3,565  TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                          19,424
           25,013  UAL CORPORATION+<<                                                                          277,894
           68,905  US AIRWAYS GROUP INCORPORATED+<<                                                            585,003
           25,119  VIRGIN BLUE HOLDINGS LIMITED+                                                                12,320
            1,900  WESTJET AIRLINES LIMITED+                                                                    26,716
              734  ZODIAC SA                                                                                    36,805
                                                                                                             7,477,853
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 2.10%
          123,000  AAPICO HITECH PCL                                                                            32,583
           16,244  AAR CORPORATION+<<                                                                          257,792
            7,100  AISIN SEIKI COMPANY LIMITED                                                                 186,916
            2,600  AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                       17,405
           28,534  AMERICAN AXLE & MANUFACTURING HOLDINGS<<                                                    138,675
            5,547  AMTEK AUTO LIMITED                                                                           22,310
           48,917  ARVIN INDUSTRIES INCORPORATED                                                               734,244
            9,293  ASHTEAD GROUP PLC                                                                            12,830
            3,749  BAJAJ AUTO+                                                                                  50,191
            3,749  BAJAJ FINSERV+                                                                               45,848
              664  BAYERISCHE MOTOREN WERKE AG                                                                  22,715
            4,521  BBA AVIATION PLC                                                                             10,929
           31,214  BOEING COMPANY                                                                            2,046,390
           28,658  BOMBARDIER INCORPORATED CLASS B                                                             222,668
           13,000  BOSCH CORPORATION                                                                            71,018
           59,279  BRUNSWICK CORPORATION<<                                                                     817,457
            4,000  CAE INCORPORATED                                                                             42,193

                   Wells Fargo Advantage Master Portfolios 169


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT (continued)
            7,000  CALSONIC KANSEI CORPORATION                                                          $       23,274
           30,150  CHINA MOTOR COMPANY LIMITED                                                                  17,597
               24  CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED+                                                     7
           21,534  CLARCOR INCORPORATED                                                                        859,853
               45  CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                18,725
           10,000  DAIHATSU MOTOR COMPANY LIMITED                                                              123,099
           15,561  DAIMLERCHRYSLER AG                                                                          907,057
           18,100  DENSO CORPORATION                                                                           469,215
          166,000  DENWAY MOTORS LIMITED                                                                        59,142
           94,900  DRB-HICOM BHD                                                                                27,524
            1,300  EXEDY CORPORATION                                                                            29,354
            1,100  FCC COMPANY LIMITED                                                                          18,020
           13,038  FIAT SPA (COMMON)                                                                           201,565
            1,014  FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)+                                                   10,716
            1,069  FIAT SPA (PREFERRED)+                                                                        11,367
           97,679  FORD MOTOR COMPANY+<<                                                                       435,648
            1,900  FUTABA INDUSTRIAL COMPANY LIMITED                                                            30,570
           11,721  GENERAL DYNAMICS CORPORATION                                                              1,081,848
           16,602  GENERAL MOTORS CORPORATION+<<                                                               166,020
           32,779  GENUINE PARTS COMPANY                                                                     1,390,485
              115  GEORG FISCHER AG                                                                             43,652
           10,427  GKN PLC                                                                                      46,507
           19,907  GOODRICH CORPORATION                                                                      1,020,234
           14,605  GROUP 1 AUTOMOTIVE INCORPORATED                                                             309,042
              899  GUD HOLDINGS LIMITED                                                                          5,135
           48,200  HARLEY-DAVIDSON INCORPORATED                                                              1,917,396
           12,964  HARSCO CORPORATION                                                                          682,425
            4,377  HERO HONDA MOTORS LIMITED                                                                    82,086
           16,000  HINO MOTORS LIMITED                                                                          77,929
           66,700  HONDA MOTOR COMPANY LIMITED                                                               2,166,260
               25  HONDA MOTOR COMPANY LIMITED ADR<<                                                               814
           23,710  HONEYWELL INTERNATIONAL INCORPORATED                                                      1,189,531
              527  HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                        75,387
            3,050  HYUNDAI MOBIS                                                                               253,263
            6,730  HYUNDAI MOTOR COMPANY LIMITED                                                               439,705
           46,000  ISUZU MOTORS LIMITED                                                                        172,317
           30,084  ITT CORPORATION                                                                           1,917,855
            2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                  12,421
           19,886  JOHNSON CONTROLS INCORPORATED                                                               614,875
            8,500  JTEKT CORPORATION                                                                           108,363
            1,200  KANTO AUTO WORKS LIMITED                                                                     15,452
            5,000  KAYABA INDUSTRY COMPANY LIMITED                                                              18,263
            2,100  KEIHIN CORPORATION                                                                           34,801
           11,580  KIA MOTORS CORPORATION                                                                      138,095
           28,870  KING YUAN ELECTRONICS COMPANY LIMITED                                                        12,645
            4,000  KOITO MANUFACTURING COMPANY LIMITED                                                          48,142
           43,724  LEAR CORPORATION+                                                                           549,173
              924  LINAMAR CORPORATION+                                                                         10,277
            1,900  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                    168,581
           10,072  MAHINDRA & MAHINDRA LIMITED                                                                 133,958
            4,971  MARUTI SUZUKI INDIA LIMITED                                                                  72,644
           33,000  MAZDA MOTOR CORPORATION                                                                     175,653
          136,000  MITSUBISHI MOTORS CORPORATION+                                                              203,150
           24,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                            48,216
              558  MTU AERO ENGINES HOLDINGS                                                                    19,405

                   170 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT (continued)
              800  MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                            $       17,636
            7,000  NGK SPARK PLUG COMPANY LIMITED                                                               77,356
            6,000  NHK SPRING COMPANY LIMITED                                                                   40,342
            1,700  NIFCO INCORPORATED                                                                           36,642
            2,000  NIPPON SEIKI COMPANY LIMITED                                                                 25,002
            5,000  NIPPON SHARYO LIMITED                                                                        15,478
            6,000  NISSAN SHATAI COMPANY LIMITED                                                                44,673
              900  NISSIN KOGYO COMPANY LIMITED                                                                 16,074
            4,400  NOK CORPORATION                                                                              63,055
            1,960  NOKIAN RENKAAT OYJ                                                                           69,801
           11,056  NORTHROP GRUMMAN CORPORATION                                                                761,206
           23,600  ORIENTAL HOLDINGS BHD                                                                        38,994
           10,782  OSHKOSH TRUCK CORPORATION                                                                   166,258
           28,055  PIRELLI & COMPANY SPA                                                                        18,945
            1,396  PORSCHE AG                                                                                  195,961
            4,000  PRESS KOGYO COMPANY LIMITED                                                                  15,440
            1,900  PROSAFE PRODUCTION PUBLIC LIMITED+                                                            8,759
           12,700  PROTON HOLDINGS BHD                                                                          11,186
            3,304  RENAULT SA                                                                                  275,895
            4,000  RIKEN CORPORATION                                                                            13,593
              800  SAAB AB                                                                                      19,279
            4,000  SANDEN CORPORATION                                                                           15,477
           36,758  SANYANG INDUSTRIAL COMPANY LIMITED                                                           13,956
            5,320  SCANIA AB CLASS B                                                                            76,080
           27,200  SEMBCORP MARINE LIMITED                                                                      72,091
           11,000  SHINMAYWA INDUSTRIES LIMITED                                                                 36,354
            1,800  SHOWA CORPORATION                                                                            12,803
           62,500  SINOTRUK HONG KONG LIMITED                                                                   52,751
           44,054  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                 1,004,431
            1,879  STX SHIPBUILDING COMPANY LIMITED                                                             31,605
            6,900  SUMITOMO RUBBER INDUSTRIES                                                                   55,046
           13,919  SUPERIOR INDUSTRIES INTERNATIONAL
                      INCORPORATED<<                                                                           244,557
           16,500  SUZUKI MOTOR CORPORATION                                                                    347,746
              700  TACHI-S COMPANY LIMITED                                                                       8,073
              900  TAKATA CORPORATION                                                                           15,445
           10,088  TATA MOTORS LIMITED<<                                                                        99,468
            8,400  TEXTRON INCORPORATED                                                                        345,240
           13,600  THAI STANLEY ELECTRIC PCL                                                                    47,664
            4,538  TOFAS TURK OTOMOBIL FABRIKASI AS                                                             15,167
            2,400  TOYODA GOSEI COMPANY LIMITED                                                                 53,484
            1,500  TOYOTA AUTO BODY COMPANY LIMITED                                                             26,286
            4,300  TOYOTA BOSHOKU CORPORATION                                                                   69,514
            8,200  TOYOTA INDUSTRIES CORPORATION                                                               236,199
           12,988  TRINITY INDUSTRIES INCORPORATED<<                                                           467,308
           10,000  TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                        191,800
            1,200  TS TECH COMPANY LIMITED                                                                      17,464
           46,800  UMW HOLDINGS BHD                                                                             84,559
           31,361  UNITED TECHNOLOGIES CORPORATION                                                           2,056,968
            1,133  VALEO SA                                                                                     40,398
            2,495  VOLKSWAGEN AG                                                                               745,089
            7,800  VOLVO AB CLASS A                                                                             85,153
           16,980  VOLVO AB CLASS B                                                                            192,460
              158  VOSSLOH AG                                                                                   20,548
           20,488  WABTEC CORPORATION                                                                        1,210,226
           18,100  WINNEBAGO INDUSTRIES INCORPORATED<<                                                         205,435

                   Wells Fargo Advantage Master Portfolios 171


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT (continued)
           20,000  XINYI GLASS HOLDING COMPANY LIMITED                                                  $       10,528
            7,600  YAMAHA MOTOR COMPANY LIMITED                                                                117,079
           65,416  YANG MING MARINE TRANSPORT                                                                   31,750
           31,930  YUE LOONG MOTOR                                                                              25,617
                                                                                                            33,710,296
                                                                                                        --------------
TRANSPORTATION SERVICES: 0.50%
           20,968  ASCIANO GROUP                                                                                87,079
           48,400  BANGKOK EXPRESSWAY PCL                                                                       24,737
          104,000  BERLIAN LAJU TANKER                                                                          19,886
              394  CARGOTEC CORPORATION                                                                         12,079
           28,410  CH ROBINSON WORLDWIDE INCORPORATED<<                                                      1,480,445
           15,000  CHINA HIGH SPEED TRANSMISSION EQUIPMENT
                      GROUP COMPANY LIMITED                                                                     29,176
            3,274  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE
                      TRANSPORTE SA                                                                             37,900
           63,000  COMFORTDELGRO CORPORATION LIMITED                                                            66,622
            1,187  DELEK AUTOMOTIVE SYSTEMS LIMITED                                                             15,271
           14,423  DEUTSCHE POST AG                                                                            337,787
           41,889  EXPEDIA INCORPORATED+                                                                       739,760
           34,056  EXPEDITORS INTERNATIONAL WASHINGTON
                      INCORPORATED                                                                           1,229,081
            6,997  FIRSTGROUP PLC                                                                               77,114
           27,555  GATX CORPORATION                                                                          1,207,736
              291  GLOVIS COMPANY LIMITED                                                                       17,988
              462  GO-AHEAD GROUP PLC                                                                           16,352
           11,000  GOODPACK LIMITED                                                                             10,991
              348  HAMBURGER HAFEN UND LOGISTIK AG                                                              21,763
           24,900  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                         236,799
            9,000  KAMIGUMI COMPANY LIMITED                                                                     69,464
              700  KINTETSU WORLD EXPRESS INCORPORATED                                                          12,709
              547  KONINKLIJKE VOPAK NV                                                                         32,207
              554  KOREA EXPRESS COMPANY LIMITED+                                                               48,652
              786  KUEHNE & NAGEL INTERNATIONAL AG                                                              62,227
            2,184  NATIONAL EXPRESS GROUP PLC                                                                   41,250
              508  OESTERREICHISCHE POST AG                                                                     20,075
           23,393  PACER INTERNATIONAL INCORPORATED                                                            493,124
              143  PANALPINA WELTTRANSPORT HOLDINGS AG                                                          11,368
           41,000  POS MALAYSIA & SERVICES HOLDINGS BHD+                                                        22,294
            1,684  SBS TRANSIT LIMITED                                                                           2,480
           20,200  SINGAPORE AIRLINES LIMITED                                                                  216,024
           50,000  SINGAPORE POST LIMITED                                                                       35,848
          101,500  SINOTRANS SHIPPING LIMITED                                                                   40,717
           19,000  SMRT CORPORATION LIMITED                                                                     24,566
              299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                      25,888
            8,599  STAGECOACH GROUP PLC                                                                         49,917
            5,854  THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                   50,768
            7,473  THOMAS COOK GROUP PLC                                                                        31,119
            6,847  TNT NV                                                                                      255,403
            1,085  TOGNUM AG                                                                                    23,724
           37,000  TOKYU CORPORATION                                                                           189,831
           25,119  TOLL HOLDINGS LIMITED                                                                       148,725
            7,600  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                     27,633
           13,114  UTI WORLDWIDE INCORPORATED                                                                  263,591
           17,000  YAMATO HOLDINGS COMPANY LIMITED                                                             200,511
                                                                                                             8,068,681
                                                                                                        --------------

                   172 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
WATER TRANSPORTATION: 0.39%
               17  A.P. MOLLER-MAERSK A/S+                                                              $      190,496
           14,200  CARNIVAL CORPORATION                                                                        526,252
            2,700  CARNIVAL PLC                                                                                 92,563
           45,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                       11,144
           29,545  CIA SUDAMERICANA DE VAPORES SA+                                                              39,758
              227  COMPAGNIE MARITIME BELGE SA                                                                  12,078
           28,000  COSCO CORPORATION SINGAPORE LIMITED                                                          44,754
          123,500  COSCO HOLDINGS                                                                              234,291
              340  D S NORDEN                                                                                   32,124
            4,000  DAIICHI CHUO KISEN KAISHA                                                                    23,800
              524  DS TORM AS                                                                                   17,995
          133,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                75,369
           30,000  EZRA HOLDINGS LIMITED                                                                        37,982
              578  FORTH PORTS PLC                                                                              18,122
           17,601  GENERAL MARITIME CORPORATION<<                                                              434,745
            3,210  HANJIN SHIPPING COMPANY LIMITED                                                              81,552
            2,670  HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                      94,566
            2,200  IINO KAIUN KAISHA LIMITED                                                                    16,789
          134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                           82,915
           61,000  JAYA HOLDINGS LIMITED                                                                        53,113
           22,000  KAWASAKI KISEN KAISHA LIMITED                                                               155,974
            8,290  KIRBY CORPORATION+                                                                          379,599
           14,000  MALAYSIAN BULK CARRIERS BHD                                                                  14,318
           33,900  MISC BHD                                                                                     86,552
           42,000  MITSUI OSK LINES LIMITED                                                                    497,787
           16,000  NEPTUNE ORIENT LINES LIMITED                                                                 25,215
           45,000  NIPPON YUSEN KABUSHIKI KAISHA                                                               359,112
            7,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                        23,977
           16,687  OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                 1,197,125
           52,000  PACIFIC BASIN SHIPPING LIMITED                                                               70,495
           17,127  PETRONET LNG LIMITED                                                                         23,017
           73,800  REGIONAL CONTAINER LINES PCL                                                                 32,546
           26,216  ROYAL CARIBBEAN CRUISES LIMITED<<                                                           712,551
              266  SCHMITT INDUSTRIES INCORPORATED                                                              20,496
           10,900  SCOMI MARINE BHD                                                                              1,594
            2,000  SHINWA KAIUN KAISHA LIMITED                                                                   9,840
           18,800  SINCERE NAVIGATION CORPORATION                                                               24,948
           30,000  STX PAN OCEAN COMPANY LIMITED                                                                52,342
            8,332  TEEKAY CORPORATION                                                                          296,286
           74,400  THORESEN THAI AGENCIES PCL                                                                   69,533
           22,000  U-MING TRANSPORT CORPORATION                                                                 57,991
                                                                                                             6,231,706
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.00%
           11,314  AIRGAS INCORPORATED                                                                         670,241
           25,072  ALFA SA DE CV                                                                               130,691
            1,300  ALFRESA HOLDINGS CORPORATION                                                                 84,540
           27,223  AMERISOURCEBERGEN CORPORATION                                                             1,116,415
            8,561  BROWN-FORMAN CORPORATION CLASS B<<                                                          616,478
           30,400  DEAN FOODS COMPANY+<<                                                                       765,168
              131  EMS-CHEMIE HOLDINGS AG                                                                       16,107
           19,358  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                               439,814
           39,500  ESPRIT HOLDINGS LIMITED                                                                     326,083
           30,295  FRESH DEL MONTE PRODUCE INCORPORATED+<<                                                     703,147
               77  GALENICA AG                                                                                  30,493

                   Wells Fargo Advantage Master Portfolios 173


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
           14,374  HENRY SCHEIN INCORPORATED+                                                           $      840,592
           10,313  HERBALIFE LIMITED                                                                           485,743
            2,500  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                        46,103
            7,084  INCHCAPE PLC                                                                                 33,256
          172,900  IT CITY PCL                                                                                  29,952
           57,000  ITOCHU CORPORATION                                                                          458,552
            8,439  JARDINE CYCLE & CARRIAGE LIMITED                                                            105,250
            2,722  JERONIMO MARTINS                                                                             23,317
            5,700  KT&G CORPORATION                                                                            479,087
            2,579  LG CHEM LIMITED                                                                             223,261
           78,000  LI & FUNG LIMITED                                                                           237,181
           13,242  MCKESSON CORPORATION                                                                        765,123
            3,448  MEDA AB CLASS A                                                                              42,381
           24,362  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                      1,141,360
            7,400  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                     111,234
            1,581  METRO INCORPORATED CLASS A                                                                   43,925
           35,323  NU SKIN ENTERPRISES INCORPORATED                                                            591,660
           24,000  PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                    12,300
            2,200  SANKYO COMPANY LIMITED                                                                      104,167
            3,300  SASKATCHEWAN WHEAT POOL+                                                                     38,072
            4,000  SATORI ELECTRIC COMPANY LIMITED                                                              25,128
           14,983  SIEMENS AG                                                                                1,626,369
           47,457  SMURFIT-STONE CONTAINER CORPORATION+                                                        239,658
           50,900  SOJITZ CORPORATION                                                                          145,231
              630  SOS CUETARA SA                                                                               12,574
           42,539  SUPERVALU INCORPORATED                                                                      986,479
           27,948  SYSCO CORPORATION                                                                           889,585
            1,400  TOHO PHARMACEUTICAL                                                                          24,610
           14,969  TRACTOR SUPPLY COMPANY+                                                                     637,979
          175,770  UNI-PRESIDENT ENTERPRISES CORPORATION                                                       189,012
            3,158  UNITED DRUG PLC                                                                              18,300
           10,966  UNITED STATIONERS INCORPORATED<<                                                            543,694
            9,784  WOLSELEY PLC                                                                                 78,944
                                                                                                            16,129,256
                                                                                                        --------------
WHOLESALE TRADE-DURABLE GOODS: 0.94%
            1,800  ABC-MART INCORPORATED                                                                        44,808
            3,176  ALESCO CORPORATION LIMITED                                                                   18,726
              600  AS ONE CORPORATION                                                                           12,804
           23,065  AVNET INCORPORATED+                                                                         676,958
           18,518  BORGWARNER INCORPORATED<<                                                                   765,719
            2,500  CANON MARKETING JAPAN INCORPORATED                                                           41,030
            1,194  CELESIO AG                                                                                   45,675
          135,000  CMC MAGNETICS CORPORATION                                                                    34,741
            4,440  DAEWOO INTERNATIONAL CORPORATION                                                            132,396
           12,180  DIGITAL CHINA HOLDINGS LIMITED                                                                6,174
            2,700  FINNING INTERNATIONAL INCORPORATED                                                           61,435
            3,100  FUJI ELECTRONICS COMPANY LIMITED                                                             26,270
            4,800  HAKUTO COMPANY LIMITED                                                                       42,325
            3,309  HALFORDS GROUP                                                                               17,713
            2,640  HANWHA CHEMICAL (KOREA) CORPORATION                                                          89,554
           12,000  HANWHA CHEMICAL CORPORATION                                                                  53,665
           41,318  HILL-ROM HOLDINGS INCORPORATED+<<                                                         1,237,061
            1,526  HYOSUNG CORPORATION                                                                         102,498
           44,221  IKON OFFICE SOLUTIONS INCORPORATED                                                          765,466

                   174 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
            2,200  INABA DENKI SANGYO COMPANY LIMITED                                                   $       55,705
           29,319  INGRAM MICRO INCORPORATED+                                                                  554,422
           31,055  INSIGHT ENTERPRISES INCORPORATED+                                                           516,755
            2,000  ITOCHU ENEX COMPANY LIMITED                                                                  12,356
            7,000  IWATANI INTERNATIONAL CORPORATION                                                            19,105
            4,000  JAPAN PULP & PAPER COMPANY LIMITED                                                           13,777
            9,000  JFE SHOJI HOLDINGS INCORPORATED                                                              51,697
            3,800  KAGA ELECTRONICS COMPANY LIMITED                                                             47,017
           12,000  KANEMATSU CORPORATION+                                                                       13,510
            3,500  KATO SANGYO COMPANY LIMITED                                                                  46,847
            3,100  KURODA ELECTRIC COMPANY LIMITED                                                              35,759
               30  KYOCERA CORPORATION                                                                           2,511
            1,600  LG INTERNATIONAL CORPORATION                                                                 33,413
           20,276  LKQ CORPORATION+                                                                            379,769
            1,300  MACNICA INCORPORATED                                                                         16,323
            6,612  MARTIN MARIETTA MATERIALS INCORPORATED<<                                                    746,495
           23,972  METCASH LIMITED                                                                              80,672
               33  MITSUBISHI CORPORATION                                                                        1,843
           61,000  MITSUI & COMPANY LIMITED                                                                  1,040,010
              263  MITSUI & COMPANY LIMITED ADR                                                                 89,444
            6,000  NAGASE & COMPANY LIMITED                                                                     56,819
            4,600  NIDEC CORPORATION                                                                           309,202
           23,508  OMNICARE INCORPORATED                                                                       758,133
           19,089  PATTERSON COMPANIES INCORPORATED+                                                           621,156
           23,926  PEP BOYS-MANNY, MOE & JACK<<                                                                210,549
           20,417  POOL CORPORATION<<                                                                          495,316
            8,092  PREMIER FOODS PLC                                                                            12,789
           14,773  RELIANCE STEEL & ALUMINUM COMPANY                                                           842,209
              807  RUSSEL METALS INCORPORATED                                                                   23,341
              700  RYOSHOKU LIMITED                                                                             13,296
              800  RYOYO ELECTRO CORPORATION                                                                     7,721
            6,831  SAMSUNG CORPORATION                                                                         296,553
            1,291  STRAUSS GROUP LIMITED                                                                        15,897
              988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                  6,100
          120,494  SYCAMORE NETWORKS INCORPORATED+                                                             421,729
            7,000  TAT HONG HOLDINGS LIMITED+                                                                    6,139
           35,246  TECH DATA CORPORATION+                                                                    1,203,298
            2,600  TOMEN ELECTRONICS CORPORATION                                                                29,858
              818  TOROMONT INDUSTRIES LIMITED+                                                                 25,038
            3,700  TOYO CORPORATION                                                                             39,676
              900  TRUSCO NAKAYAMA CORPORATION                                                                  12,302
              451  TRYGVESTA A/S                                                                                30,622
            2,100  VALOR COMPANY LIMITED                                                                        18,600
           18,717  WESCO INTERNATIONAL INCORPORATED+                                                           719,481
           31,945  WPG HOLDINGS COMPANY LIMITED                                                                 34,377
           10,380  WW GRAINGER INCORPORATED                                                                    934,469
                                                                                                            15,077,118
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $1,696,267,931)                                                                1,588,958,776
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 175


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

                                                                                           EXPIRATION
     SHARES                            SECURITY NAME                                          DATE           VALUE
-----------------  -----------------------------------------------------                 -------------  --------------
RIGHTS: 0.00%
           21,769  AEGON NV RIGHTS+(A)                                                      09/15/2008  $            0
            1,052  CENTROS COMERCIALES SUDAMERICANOS SA RIGHTS+(A)                          09/17/2008               0
           29,545  CIA SUDAMERICANA DE VAPORES SA RIGHTS+(A)                                09/17/2008             246
            5,928  EL EZZ STEEL REBARS RIGHTS+(A)                                           09/25/2008          21,374
            1,550  HINDALCO INDUSTRIES RIGHTS+(A)                                           09/25/2008           1,083
               83  KOOR INDUSTRIES LIMITED RIGHTS+(A)                                       08/31/2008             250
              375  LEIGHTON HOLDINGS RIGHTS+(A)                                             09/11/2008           3,242
           53,250  MAPLETREE LOGISTICS TRUST RIGHTS+                                        10/03/2008             188
           13,600  METRO HOLDINGS LIMITED RIGHTS+(A)                                        09/12/2008           5,566
           10,887  REED ELSEVIER RIGHTS+(A)                                                 08/29/2008               0
           61,620  ROYAL DUTCH SHELL RIGHTS+(A)                                             09/10/2008               0
           17,583  UNITED TRACTORS RIGHTS+(A)                                               09/08/2008           5,517
TOTAL RIGHTS (COST $31,195)                                                                                     37,466
                                                                                                        --------------
WARRANTS: 0.00%
            2,479  BEACH PETROLEUM LIMITED WARRANTS+                                        06/10/2010             211
          107,854  CHAMPION TECHNOLOGY HOLDINGS LIMITED
                   WARRANTS+                                                                04/16/2009             166
            6,000  CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                              08/27/2008              28
            3,300  IJM LAND BHD WARRANTS+(A)                                                09/11/2013               0
            1,111  INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA
                   LIMITED WARRANTS+                                                        11/06/2008              41
          203,875  MATAHARI PUTRA WARRANTS+                                                 07/12/2010             602
           17,250  OSIM WARRANTS+(A)                                                        06/23/2011               0
              700  TAT HONG HOLDINGS LIMITED WARRANTS+                                      08/02/2013              69
TOTAL WARRANTS (COST $1,132)                                                                                     1,117
                                                                                                        --------------
PREFERRED STOCKS: 0.67%
           23,200  ARACRUZ CELULOSE SA PREFERRED CLASS B                                                       127,813
           75,279  BANCO BRADESCO SA                                                                         1,381,355
           58,863  BANCO ITAU HOLDING FINANCEIRA SA                                                          1,115,137
              557  CASINO GUICHARD PERRACHON SA PREFERRED                                                       40,230
            7,654  CIA DE BEBIDAS DAS AMERICAS PREFERRED SHARES                                                474,642
           13,147  CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                    282,871
           97,030  COMPANHIA VALE DO RIO DOCE CLASS A                                                        2,267,407
            8,213  EMBOTELLADORA ANDINA SA A SHARES PREFERRED+                                                  22,202
            7,326  EMBOTELLADORA ANDINA SA B SHARES PREFERRED                                                   22,289
           21,702  GERDAU SA PREFERRED                                                                         405,282
            5,767  MALAYSIAN AIRLINE PREFERRED SHARES                                                            1,385
            5,256  METALURGICA GERDAU SA                                                                       133,206
          156,604  PETROLEO BRASILEIRO SA                                                                    3,371,309
              597  RWE AG PREFERRED                                                                             52,000
           12,177  TELE NORTE LESTE PARTICIPACOES SA                                                           281,416
            9,782  UNIPOL PREFERRED                                                                             18,232
           12,402  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                              435,896
            1,861  VOLKSWAGEN AG PREFERRED                                                                     286,621
TOTAL PREFERRED STOCKS (COST $8,136,829)                                                                    10,719,293
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 14.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.28%
        5,148,658  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                  5,148,658
        5,148,658  DAILY ASSETS FUND INSTITUTIONAL                                                           5,148,658
        5,148,658  DREYFUS CASH MANAGEMENT FUND                                                              5,148,658
        5,148,658  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           5,148,658
                                                                                                            20,594,632
                                                                                                        --------------

                  176 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.30%
$ 3,775,682   ALPINE SECURITIZATION CORPORATION++                    2.47%      09/18/2008   $    3,770,760
    686,488   AMSTEL FUNDING CORPORATION++                           2.50       09/02/2008          686,345
  3,844,331   AMSTEL FUNDING CORPORATION++                           2.70       09/03/2008        3,843,178
  1,510,273   ASPEN FUNDING CORPORATION++                            2.12       09/02/2008        1,510,006
  1,699,057   ASPEN FUNDING CORPORATION++                            2.48       09/25/2008        1,696,014
  3,089,195   ATLANTIS ONE FUNDING CORPORATION++                     2.55       09/26/2008        3,083,287
  1,716,219   BANCO SANTANDER TOTTA LOAN+++/-                        2.49       10/15/2008        1,715,857
 25,400,045   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $25,406,056)                2.13       09/02/2008       25,400,045
  1,716,219   BANK OF IRELAND+++/-                                   2.80       10/14/2008        1,716,074
  3,775,682   CAFCO LLC++                                            2.40       09/22/2008        3,769,893
  1,372,975   CANCARA ASSET SECURITIZATION LIMITED++                 2.50       09/04/2008        1,372,499
  1,510,273   CBA (DELAWARE) FINANCE INCORPORATED                    2.35       09/02/2008        1,509,977
  1,752,652   CHEYNE FINANCE LLC++(A)+/-####(I)                      1.99       02/25/2008           28,919
  1,349,363   CHEYNE FINANCE LLC(A)+/-####(I)                        2.17       05/19/2008           22,264
  3,226,492   CRC FUNDING LLC++                                      2.42       09/23/2008        3,221,287
  5,560,550   CREDIT SUISSE FIRST BOSTON REPURCHASE
              AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE $5,561,909)                            2.20       09/02/2008        5,560,550
  3,241,869   DANSKE BANK A/S COPENHAGEN                             1.88       09/02/2008        3,241,869
  5,903,794   DANSKE BANK A/S COPENHAGEN                             2.03       09/02/2008        5,903,794
  2,402,707   DANSKE BANK A/S COPENHAGEN                             2.03       09/02/2008        2,402,707
  5,148,658   DANSKE BANK A/S COPENHAGEN                             2.15       09/02/2008        5,148,658
  4,736,765   DANSKE BANK A/S COPENHAGEN                             2.18       09/02/2008        4,736,765
  4,736,765   DANSKE BANK A/S COPENHAGEN                             2.20       09/02/2008        4,736,765
  3,569,736   DANSKE BANK A/S COPENHAGEN                             2.23       09/02/2008        3,569,736
  1,167,029   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $1,167,312)                 2.18       09/02/2008        1,167,029
 19,084,358   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $19,088,896)                2.14       09/02/2008       19,084,358
  3,020,546   ERASMUS CAPITAL CORPORATION++                          2.48       09/02/2008        3,019,922
  3,775,682   FAIRWAY FINANCE CORPORATION++                          2.54       09/16/2008        3,771,154
  1,922,166   FALCON ASSET SECURITIZATION CORPORATION++              2.45       09/22/2008        1,919,157
  2,402,707   FALCON ASSET SECURITIZATION CORPORATION++              2.45       09/25/2008        2,398,455
  1,201,353   FORTIS BANQUE LUXEMBOURG                               2.47       09/18/2008        1,199,787
  1,029,732   GEMINI SECURITIZATION INCORPORATED++                   2.47       09/26/2008        1,027,824
  2,402,707   GRAMPIAN FUNDING LIMITED++                             2.56       09/24/2008        2,398,435
  6,667,831   GRYPHON FUNDING LIMITED(A)+/-(I)                       0.00       08/23/2009        2,965,185
  4,462,170   ING USA ANNUITY & LIFE INSURANCE(A)+/-(I)              2.55       10/16/2008        4,462,170
  1,578,922   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $1,579,308)                 2.20       09/02/2008        1,578,922
 19,564,899   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $19,569,529)                2.13       09/02/2008       19,564,899
  1,722,810   JUPITER SECURITIZATION CORPORATION++                   2.45       09/25/2008        1,719,761
  1,578,922   LIBERTY STREET FUNDING CORPORATION++                   2.47       09/17/2008        1,576,972
  1,321,489   LIBERTY STREET FUNDING CORPORATION++                   2.48       09/19/2008        1,319,668
  1,132,705   LMA AMERICAS LLC++                                     2.58       09/23/2008        1,130,756
  3,775,682   MAZARIN FUNDING CORPORATION++                          2.50       09/26/2008        3,768,603
  1,270,002   MONT BLANC CAPITAL CORPORATION                         2.55       09/05/2008        1,269,462
    823,785   MONT BLANC CAPITAL CORPORATION++                       2.55       09/08/2008          823,260
    317,501   MORGAN STANLEY+/-                                      2.62       10/15/2008          317,501
    515,896   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $516,005)                   1.90       09/02/2008          515,896
    514,866   NORDEA NORTH AMERICA INCORPORATED                      2.39       09/16/2008          514,285
  3,432,438   NORTHERN ROCK PLC+++/-                                 2.49       10/03/2008        3,428,775
    626,557   OLD LINE FUNDING CORPORATION++                         2.50       09/08/2008          626,166
  3,226,492   PRUDENTIAL PLC++                                       2.42       09/10/2008        3,224,106

                  Wells Fargo Advantage Master Portfolios 177


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 3,775,682   RANGER FUNDING CORPORATION++ ................          2.45%      09/24/2008   $    3,769,258
  2,883,248   SALISBURY RECEIVABLES COMPANY++ .............          2.50       09/10/2008        2,881,046
  3,089,195   SCALDIS CAPITAL LIMITED++ ...................          2.60       09/24/2008        3,083,617
  3,707,034   SHEFFIELD RECEIVABLES CORPORATION++ .........          2.48       09/09/2008        3,704,480
  3,775,682   SOLITAIRE FUNDING LLC++ .....................          2.45       09/26/2008        3,768,744
  3,432,438   STANFIELD VICTORIA FUNDING
              LLC++(A)+/-####(I) ..........................          2.81       02/15/2008        2,745,951
  2,128,112   STANFIELD VICTORIA FUNDING
              LLC++(A)+/-####(I) ..........................          2.79       04/03/2008        1,702,489
  1,887,841   STARBIRD FUNDING CORPORATION++ ..............          2.70       09/23/2008        1,884,443
  1,922,166   STARBIRD FUNDING CORPORATION++ ..............          2.76       09/24/2008        1,918,495
  3,569,736   SWEDBANK MORTGAGE AB ........................          2.48       09/19/2008        3,564,818
    851,107   TULIP FUNDING CORPORATION++ .................          2.45       09/26/2008          849,544
  1,716,219   UNICREDITO ITALIANO BANK (IRELAND)+++/- .....          2.50       10/14/2008        1,715,982
  1,716,219   UNICREDITO ITALIANO BANK (IRELAND)
              SERIES LIB+++/- .............................           2.49       10/08/2008       1,716,013
  2,951,897   VICTORIA FINANCE LLC++(A)+/-####(I) .........          2.20       07/28/2008        2,361,518
  1,716,219   VICTORIA FINANCE LLC++(A)+/-####(I) .........          2.22       08/07/2008        1,372,975
  3,432,438   WHITE PINE FINANCE LLC++(A)+/-####(I) .......          2.85       02/22/2008        3,147,544
                                                                                                213,626,674
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING
   (COST $239,065,119)                                                                          234,221,306
                                                                                             --------------
     SHARES

SHORT-TERM INVESTMENTS: 0.48%
  7,768,252   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                         7,768,252
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,768,252)                                                    7,768,252
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,951,270,458)*           114.65%                                                  $1,841,706,210
OTHER ASSETS AND LIABILITIES, NET   (14.65)                                                   (235,312,402)
                                    -------                                                  --------------
TOTAL NET ASSETS                    100.00%                                                  $1,606,393,808
                                    -------                                                  --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Long-term security of an affiliate of the fund with a cost of $3,541,312.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Security of an affiliate of the fund with a cost of $7,768,252.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   178 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 1.52%
FEDERAL HOME LOAN BANK: 1.52%
$ 1,000,000   FHLB+/-                                                2.49%      01/28/2009   $    1,000,000
  1,000,000   FHLB+/-                                                2.49       01/30/2009        1,000,000

                                                                                                  2,000,000
                                                                                             --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,000,000)                                           2,000,000
                                                                                             --------------
CORPORATE BONDS & NOTES: 4.20%
BANKING: 0.61%
    800,000   ALLIED IRISH BANKS PLC+++/-                            2.47       11/18/2008          800,000
                                                                                             --------------
DOMESTIC BANKS: 0.39%
    260,000   MORGAN STANLEY+/-                                      2.19       09/15/2008          259,950
    250,000   WACHOVIA BANK NA+/-                                    3.00       05/01/2009          250,000

                                                                                                    509,950
                                                                                             --------------
FINANCIAL SERVICES: 0.76%
  1,000,000   IRISH LIFE & PERMANENT+++/-                            2.50       03/20/2009        1,000,000
                                                                                             --------------
FOREIGN BANKS: 1.30%
    700,000   BES FINANCE LIMITED+++/-                               2.52       03/02/2009          700,000
  1,000,000   INTESA BANK IRELAND PLC+++/-                           2.49       03/25/2009        1,000,000

                                                                                                  1,700,000
                                                                                             --------------
MUNICIPAL: 1.14%
  1,500,000   FLORIDA HURRICANE CATASTROPHE+/-                       2.69       12/12/2008        1,500,000
                                                                                             --------------
TOTAL CORPORATE BONDS & NOTES (COST $5,509,950)                                                   5,509,950
                                                                                             --------------
MUNICIPAL BONDS & NOTES: 1.49%
COLORADO: 0.19%
    250,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
              MULTIFAMILY PROJECT B II (HOUSING REVENUE,
              FNMA INSURED)+/-ss                                     3.00       05/01/2049          250,000
                                                                                             --------------
MINNESOTA: 0.20%
    260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING
              SERIES T (HOUSING REVENUE, GENERAL
              OBLIGATION OF AUTHORITY)+/-ss                          2.70       07/01/2048          260,000
                                                                                             --------------
NEW JERSEY: 0.15%
    200,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE
              AGENCY TAXABLE SERIES 4 (HOUSING REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                 2.60       11/01/2037          200,000
                                                                                             --------------
OHIO: 0.19%
    250,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT
              TAXABLE SERIES I (HOUSING REVENUE,
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION)+/-ss
                                                                     2.70       09/01/2039          250,000
                                                                                             --------------
TENNESSEE: 0.76%
  1,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL
              FACILITIES SERIES B (EDUCATIONAL FACILITIES
              REVENUE, REGIONS BANK)+/-ss                            2.55       07/01/2033        1,000,000
                                                                                             --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,960,000)                                                   1,960,000
                                                                                             --------------

                   Wells Fargo Advantage Master Portfolios 179


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER: 50.48%
$ 1,000,000   ACTS RETIREMENT-LIFE##                                 2.92%      09/09/2008   $      999,432
  1,000,000   ALPINE SECURITIZATION++##                              2.47       09/25/2008          998,422
    800,000   AMSTEL FUNDING CORPORATION++##                         2.73       09/09/2008          799,571
  1,000,000   AMSTEL FUNDING CORPORATION++##                         2.73       09/22/2008          998,483
    450,000   AMSTEL FUNDING CORPORATION++##                         2.75       09/12/2008          449,656
    500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++##               3.04       04/20/2009          490,289
    250,000   ASB FINANCE LIMITED (LONDON)++##                       3.01       05/07/2009          244,837
    500,000   ATLANTIC ASSET SECURITIZATION
              CORPORATION++##                                        2.49       09/04/2008          499,931
    500,000   BEAGLE FUNDING LLC++##                                 2.72       09/17/2008          499,433
  1,000,000   BELMONT FUNDING LLC++##                                2.75       09/04/2008          999,847
    500,000   BRYANT PARK FUNDING LLC++##                            2.75       09/08/2008          499,771
    500,000   CAFCO LLC++##                                          2.67       09/04/2008          499,926
    750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET
              DE PREVOYANCE++##                                      2.71       09/12/2008          749,435
    500,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET
              DE PREVOYANCE++##                                      2.97       10/21/2008          497,979
    550,000   CANCARA ASSET SECURITISATION LLC++##                   2.54       09/10/2008          549,690
    950,000   CANCARA ASSET SECURITISATION LLC++##                   2.54       09/15/2008          949,129
    600,000   CANCARA ASSET SECURITISATION LLC++##                   2.54       09/18/2008          599,323
  1,500,000   CHARTA LLC++##                                         2.60       09/02/2008        1,500,000
    300,000   CHARTA LLC++##                                         2.70       10/20/2008          298,920
    500,000   CHARTA LLC++##                                         2.80       09/17/2008          499,417
    750,000   CIESCO LLC++##                                         2.80       09/18/2008          749,067
  1,250,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##                2.49       09/11/2008        1,249,222
  1,250,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##                2.80       09/12/2008        1,249,028
    900,000   CITIBANK OMNI MASTER TRUST++##                         2.75       09/19/2008          898,831
    500,000   CITIBANK OMNI MASTER TRUST++##                         3.08       12/10/2008          495,765
  1,000,000   CLIPPER RECEIVABLES COMPANY LLC++##                    2.57       09/02/2008        1,000,000
  1,000,000   CLIPPER RECEIVABLES COMPANY LLC++##                    2.57       09/03/2008          999,929
    450,000   EBBETS FUNDING LLC++##                                 2.70       09/04/2008          449,933
  1,000,000   EBBETS FUNDING LLC++##                                 2.70       09/18/2008          998,800
  1,000,000   EBBETS FUNDING LLC++##                                 2.75       09/08/2008          999,542
  1,000,000   ELYSIAN FUNDING LLC++##                                2.60       09/05/2008          999,783
  1,500,000   ENTERPRISE FUNDING LLC++##                             2.48       09/08/2008        1,499,380
    500,000   ENTERPRISE FUNDING LLC++##                             2.49       09/08/2008          499,793
    800,000   ERASMUS CAPITAL CORPORATION++##                        2.60       09/09/2008          799,596
  1,000,000   ERASMUS CAPITAL CORPORATION++##                        2.60       09/15/2008          999,061
    500,000   EUREKA SECURITIZATION++##                              2.62       09/16/2008          499,492
  1,000,000   FAIRWAY FINANCE CORPORATION++##                        2.51       09/18/2008          998,884
  1,000,000   FAIRWAY FINANCE CORPORATION++##                        2.53       09/08/2008          999,578
  1,000,000   FALCON ASSET SECURITIES COMPANY LLC++##                2.48       09/11/2008          999,380
  1,000,000   FORTIS FUNDING LLC++##                                 2.52       09/12/2008          999,300
    750,000   FORTIS FUNDING LLC++##                                 2.67       10/07/2008          748,057
    650,000   GALLEON CAPITAL LLC++##                                2.57       09/04/2008          649,907
  1,000,000   GALLEON CAPITAL LLC++##                                2.60       09/02/2008        1,000,000
    550,000   GALLEON CAPITAL LLC++##                                2.60       09/03/2008          549,960
    750,000   GEMINI SECURITIZATION CORPORATION LLC++##              2.68       09/02/2008          750,000
    500,000   GEMINI SECURITIZATION CORPORATION LLC++##              2.68       09/04/2008          499,926
    500,000   GOVCO LLC++##                                          2.72       11/17/2008          497,129
    500,000   IRISH LIFE & PERMANENT++##                             2.76       09/30/2008          498,927
  1,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL
              LIMITED++##                                            2.72       09/17/2008          998,867
    450,000   LIBERTY STREET FUNDING LLC++##                         2.58       09/09/2008          449,774
  1,250,000   LIBERTY STREET FUNDING LLC++##                         2.59       09/15/2008        1,248,831
    250,000   LIBERTY STREET FUNDING LLC++##                         2.87       12/01/2008          248,206
    500,000   MAZARIN FUNDING CORPORATION++##                        2.60       09/02/2008          500,000
  1,000,000   MAZARIN FUNDING CORPORATION++##                        2.62       09/09/2008          999,491
    700,000   METLIFE SHORT TERM FUND++##                            2.56       09/15/2008          699,353
  1,000,000   METLIFE SHORT TERM FUND++##                            2.65       10/01/2008          997,865
  1,000,000   METLIFE SHORT TERM FUND++##                            2.93       12/09/2008          992,024

                   180 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER (continued)
$   250,000   MONT BLANC CAPITAL CORPORATION++##                     2.50%      09/03/2008   $      249,983
    500,000   MONT BLANC CAPITAL CORPORATION++##                     2.62       09/04/2008          499,927
  1,000,000   NATIONWIDE BUILDING SOCIETY++##                        2.40       09/04/2008          999,867
  1,000,000   NIEUW AMSTERDAM RECEIVABLES++##                        2.60       09/02/2008        1,000,000
  2,000,000   OLD LINE FUNDING LLC++##                               2.50       09/12/2008        1,998,611
    500,000   PARK AVENUE RECEIVABLES++##                            2.47       09/05/2008          499,897
  1,000,000   PARK AVENUE RECEIVABLES++##                            2.48       09/05/2008          999,793
    500,000   PICAROS FUNDING LLC++##                                2.53       09/15/2008          499,543
  2,000,000   PICAROS FUNDING LLC++##                                2.54       09/04/2008        1,999,718
    750,000   REGENCY MARKETS #1 LLC++##                             2.59       09/15/2008          749,298
  1,500,000   SCALDIS CAPITAL LLC++##                                2.59       09/22/2008        1,497,842
    250,000   SCALDIS CAPITAL LLC++##                                2.78       10/30/2008          248,880
  1,000,000   STARBIRD FUNDING CORPORATION++##                       2.70       09/25/2008          998,275
    400,000   STARBIRD FUNDING CORPORATION++##                       2.80       10/03/2008          399,036
    500,000   STARBIRD FUNDING CORPORATION++##                       2.95       10/17/2008          498,156
    600,000   SURREY FUNDING CORPORATION++##                         2.63       09/09/2008          599,693
    500,000   SURREY FUNDING CORPORATION++##                         2.64       09/12/2008          499,633
  1,000,000   SWEDBANK##                                             2.74       10/24/2008          996,042
    500,000   SWEDBANK##                                             2.81       09/08/2008          499,766
  1,000,000   SWEDBANK##                                             2.96       11/25/2008          993,093
  1,000,000   SWEDBANK##                                             3.00       11/26/2008          992,917
    300,000   THAMES ASSET GLOBAL SECURITIES++##                     2.55       09/10/2008          299,830
    400,000   THAMES ASSET GLOBAL SECURITIES++##                     2.55       09/15/2008          399,632
    700,000   THAMES ASSET GLOBAL SECURITIES++##                     2.57       09/09/2008          699,650
    500,000   UNICRED INTERNATIONAL BANK IRELAND++##                 2.93       11/25/2008          496,582
    500,000   VARIABLE FUNDING CAPITAL++##                           2.83       11/25/2008          496,698
  1,000,000   VERSAILLES COMMERCIAL PAPER LLC++##                    2.55       09/05/2008          999,788
  1,000,000   VICTORIA FINANCE LLC+++/-####(A)(I)                    4.82       01/17/2008          800,000

TOTAL COMMERCIAL PAPER (COST $66,448,317)                                                        66,248,322
                                                                                             --------------

EXTENDABLE BONDS: 5.98%
    700,000   BASF FINANCE EUROPE NV+++/-                            2.80       09/18/2009          700,000
    750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET
              DE PREVOYANCE+++/-                                     2.77       09/10/2009          750,000
    500,000   COMMONWEALTH BANK AUSTRALIA+++/-                       2.99       08/03/2009          500,000
  1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                2.48       09/09/2009        1,500,000
    500,000   HSBC USA INCORPORATED+/-                               3.19       08/14/2009          500,000
    750,000   IBM INTERNATIONAL GROUP CAPITAL+++/-                   3.03       09/25/2009          750,000
    750,000   ING USA GLOBAL FUNDING+/-                              3.14       09/18/2009          750,000
  1,400,000   RABOBANK NEDERLAND+++/-                                2.99       09/09/2009        1,400,000
    500,000   ROYAL BANK OF CANADA+++/-                              2.77       09/15/2009          500,000
    500,000   SVENSKA HANDELSBANKEN+++/-                             3.15       08/25/2009          500,000

TOTAL EXTENDABLE BONDS (COST $7,850,000)                                                          7,850,000
                                                                                             --------------

MEDIUM TERM NOTES: 3.43%
  1,000,000   BNP PARIBAS+/-                                         2.77       09/16/2008        1,000,000
  1,000,000   MBIA GLOBAL FUNDING LLC+++/-                           3.01       11/18/2008        1,000,000
  1,000,000   MERRILL LYNCH & COMPANY+/-                             2.61       03/24/2009        1,000,000
    500,000   ROYAL BANK SCOTLAND GROUP PLC+++/-                     2.96       09/18/2008          500,000
  1,000,000   TOTTA IRELAND PLC+++/-                                 2.47       09/05/2008        1,000,000

TOTAL MEDIUM TERM NOTES (COST $4,500,000)                                                         4,500,000
                                                                                             --------------

SECURED MASTER NOTE AGREEMENT: 3.45%
  2,167,000   BANK OF AMERICA SECURITIES+++/-ss     (E)              2.26               --        2,167,000
  2,354,000   CITIGROUP GLOBAL+++/-ss     (E)                        2.25               --        2,354,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,521,000)                                             4,521,000
                                                                                             --------------

                   Wells Fargo Advantage Master Portfolios 181


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
TIME DEPOSITS: 12.19%
$ 2,000,000   ALLIED IRISH BANKS PLC .....................           2.15%      09/02/2008   $    2,000,000
  2,000,000   BANCO BILBAO VIZCAYA ARGENTINA .............           2.20       09/02/2008        2,000,000
  2,000,000   BANK OF IRELAND ............................           2.23       09/02/2008        2,000,000
  1,000,000   BNP PARIBAS PARIS ..........................           2.15       09/02/2008        1,000,000
  2,000,000   DANSKE BANK A/S COPENHAGEN .................           2.15       09/02/2008        2,000,000
  2,000,000   DEXIA CREDIT LOCAL DE FRANCE ...............           2.18       09/02/2008        2,000,000
  3,000,000   KBC BANK NV BRUSSELS .......................           1.88       09/02/2008        3,000,000
  2,000,000   SOCIETE GENERALE PARIS .....................           2.18       09/02/2008        2,000,000

TOTAL TIME DEPOSITS (COST $16,000,000) ...................                                       16,000,000
                                                                                             --------------

CERTIFICATES OF DEPOSIT: 8.53%
  1,000,000   ABN AMRO BANK (LONDON) .....................           2.85       09/10/2008        1,000,000
  1,000,000   ALLIED IRISH BANKS (NEW YORK) ..............           2.86       09/09/2008        1,000,000
  1,000,000   BANCO BILBOA VIZCAYA ARGENTINA (NEW YORK) ..           2.70       09/04/2008        1,000,002
  2,000,000   BANK OF SOCTLAND PLC (NEW YORK)+/- .........           3.22       08/14/2009        2,000,000
    750,000   BARCLAYS BANK PLC (NEW YORK)+/- ............           2.97       02/27/2009          750,000
  1,000,000   BNP PARIBAS NY BRANCH ......................           3.12       02/20/2009        1,000,000
    750,000   FORTIS BANK (NEW YORK) .....................           2.80       10/17/2008          750,000
  1,000,000   INTESA SANPAOLO SPA LOND ...................           2.53       09/08/2008        1,000,000
    700,000   NATIXIS NY BRANCH ..........................           2.92       12/01/2008          700,000
    500,000   NATIXIS NY BRANCH+/-ss      ................           2.99       04/01/2010          500,000
  1,000,000   UNICREDITO ITALIANO NY .....................           3.00       12/08/2008        1,000,000
    500,000   US BANK NATIONAL ASSOCIATION ...............           2.86       04/20/2009          500,000

TOTAL CERTIFICATES OF DEPOSIT (COST $11,200,002) .........                                       11,200,002
                                                                                             --------------

REPURCHASE AGREEMENTS: 9.37%
  2,301,419   BARCLAYS CAPITAL INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $2,301,966) ................           2.14       09/02/2008        2,301,419
  3,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION -
              102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,000,733) .....           2.20       09/02/2008        3,000,000
  1,000,000   DEUTSCHE BANK SECURITIES - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,242) ................           2.18       09/02/2008        1,000,000
  1,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,244) ................           2.20       09/02/2008        1,000,000
  3,000,000   LEHMAN BROTHERS COMMERCIAL - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $3,000,833) ................           2.50       09/02/2008        3,000,000
  2,000,000   MERRILL PIERCE FENNER & SMITH - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $2,000,489) ................           2.20       09/02/2008        2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $12,301,419)                                                   12,301,419
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $132,290,688)*                 100.64%                                                 $  132,090,693
OTHER ASSETS AND LIABILITIES, NET     (0.64)                                                       (844,580)
                                     ------                                                  --------------
TOTAL NET ASSETS                     100.00%                                                 $  131,246,113
                                     ------                                                  --------------

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(e)  The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  182 Wells Fargo Advantage Master Portfolios


       Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                                      Diversified Fixed     Diversified      Money Market
                                                                       Income Portfolio   Stock Portfolio     Portfolio
                                                                      -----------------   ---------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on
         loan) ....................................................     $  850,452,078     $1,596,436,443   $ 119,789,274
      Collateral received for securities loaned (Note 2) ..........        256,634,289        234,221,306               0
      Investments in affiliates ...................................         54,754,127         11,048,461               0
      Repurchase Agreements .......................................                  0                  0      12,301,419
                                                                        --------------     --------------   -------------
   Total investments at market value (see cost below) .............      1,161,840,494      1,841,706,210     132,090,693
                                                                        --------------     --------------   -------------
   Cash                                                                              0                  0          50,000
   Foreign currency, at value .....................................            350,720          4,636,974               0
   Receivable for investments sold ................................          8,557,440             22,786               0
   Receivables for dividends and interest .........................          9,831,239          3,179,173         126,628
   Prepaid expenses and other assets ..............................              5,961             47,473               0
                                                                        --------------     --------------   -------------
Total assets                                                             1,180,585,854      1,849,592,616     132,267,321
                                                                        --------------     --------------   -------------
LIABILITIES
   Payable for daily variation margin on futures contracts ........                  0            336,039               0
   Foreign taxes payable ..........................................                195                  0               0
   Payable for investments purchased ..............................         53,171,499          3,217,552       1,000,000
   Unrealized depreciation on forward foreign currency contracts ..            195,763                  0               0
   Payable upon receipt of securities loaned (Note 2) .............        258,859,069        239,065,119               0
   Payable to investment advisor and affiliates (Note 3) ..........            256,464            575,668          13,753
  Accrued expenses and other liabilities ..........................              2,785              4,430           7,455
                                                                        --------------     --------------   -------------
Total liabilities .................................................        312,485,775        243,198,808       1,021,208
                                                                        --------------     --------------   -------------
TOTAL NET ASSETS ..................................................     $  868,100,079     $1,606,393,808   $ 131,246,113
                                                                        ==============     ==============   =============
Investments at cost ...............................................     $1,156,762,618     $1,951,270,458   $ 132,290,688
                                                                        --------------     --------------   -------------
Foreign currencies at cost ........................................     $      361,813     $    4,715,777   $           0
                                                                        --------------     --------------   -------------
Securities on loan, at market value (Note 2) ......................     $  255,114,613     $  228,531,646   $           0
                                                                        --------------     --------------   -------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 183


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

                                                                      Diversified Fixed     Diversified     Money Market
                                                                       Income Portfolio   Stock Portfolio    Portfolio
                                                                      -----------------   ---------------   ------------
INVESTMENT INCOME
   Dividends(1).....................................................    $          0       $ 19,413,944     $          0
   Interest.........................................................      18,253,170                  0        1,856,030
   Interest from affiliated securities..............................         483,289            124,099                0
   Securities lending income, net...................................         405,169            725,951                0
                                                                        ------------       ------------     ------------
Total investment income.............................................      19,141,628         20,263,994        1,856,030
                                                                        ------------       ------------     ------------
EXPENSES
   Advisory fees....................................................       1,249,638          2,769,512           66,030
   Custody fees.....................................................         166,618            569,513           13,206
   Accounting fees..................................................           9,512              9,284            7,522
   Professional fees................................................          34,270             35,070           25,756
   Shareholder reports..............................................             802              1,201              652
   Trustees' fees...................................................           4,323              4,323            4,323
   Other fees and expenses..........................................           3,919             32,375            1,565
                                                                        ------------       ------------     ------------
Total expenses......................................................       1,469,082          3,421,278          119,054
                                                                        ------------       ------------     ------------
LESS
   Waived fees and reimbursed expenses (Note 3).....................          (3,054)            (1,066)          (4,609)
   Net expenses.....................................................       1,466,028          3,420,212          114,445
                                                                        ------------       ------------     ------------
Net investment income (loss)........................................      17,675,600         16,843,782        1,741,585
                                                                        ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
   translation......................................................       1,605,873         10,180,012          (15,354)
   Futures transactions.............................................               0           (210,492)               0
   Affiliated Securities............................................               0            (11,042)               0
                                                                        ------------       ------------     ------------
Net realized gain and loss from investments.........................       1,605,873          9,958,478          (15,354)
                                                                        ------------       ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
   translation......................................................     (32,081,013)       (81,036,666)         (91,600)
   Forward foreign currency contracts...............................        (389,715)                 0                0
   Futures transactions                                                            0           (515,770)               0
                                                                        ------------       ------------     ------------
Net change in unrealized appreciation (depreciation) of
   investments......................................................     (32,470,728)       (81,552,436)         (91,600)
                                                                        ------------       ------------     ------------
Net realized and unrealized gain (loss) on investments..............     (30,864,855)       (71,593,958)        (106,954)
                                                                        ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....    $(13,189,255)      $(54,750,176)    $  1,634,631
                                                                        ============       ============     ============
(1) Net of foreign withholding taxes of.............................    $          0       $  1,091,986     $          0

The accompanying notes are an integral part of these financial statements.

                   184 Wells Fargo Advantage Master Portfolios


                      Statements of Changes in Net Assets

                                                              DIVERSIFIED FIXED INCOME
                                                                       PORTFOLIO
                                                          --------------------------------
                                                               For the          For the
                                                          Six Months Ended     Year Ended
                                                           August 31, 2008    February 29,
                                                             (Unaudited)          2008
                                                          ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................    $747,540,015     $ 511,061,689
OPERATIONS
   Net investment income (loss) ........................      17,675,600        29,765,957
   Net realized gain (loss) on investments .............       1,605,873         8,403,026
   Net change in unrealized appreciation
      (depreciation) of investments ....................     (32,470,728)       27,138,722
                                                            ------------     -------------
Net increase (decrease) in net assets resulting from
   operations ..........................................     (13,189,255)       65,307,705
                                                            ------------     -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................     200,946,962       497,469,524
   Withdrawals .........................................     (67,197,643)     (326,298,903)
                                                            ------------     -------------
Net increase (decrease) from transactions in investors'
   beneficial interests ................................     133,749,319       171,170,621
                                                            ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ..................     120,560,064       236,478,326
                                                            ============     =============
ENDING NET ASSETS ......................................    $868,100,079     $ 747,540,015
                                                            ============     =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 185


                       Statements of Changes in Net Assets

   DIVERSIFIED STOCK PORTFOLIO            MONEY MARKET PORTFOLIO
---------------------------------   ---------------------------------
     For the           For the           For the          For the
Six Months Ended     Year Ended     Six Months Ended     Year Ended
 August 31, 2008    February 29,     August 31, 2008    February 29,
   (Unaudited)          2008           (Unaudited)          2008
----------------   --------------   ----------------   --------------

 $1,472,810,890    $  876,896,308    $124,923,826      $ 152,041,503

     16,843,782        20,075,836       1,741,585          6,417,043
      9,958,478        60,160,849         (15,354)             7,006

    (81,552,436)     (142,485,632)        (91,600)          (108,395)
 --------------    --------------    ------------      --------------

    (54,750,176)      (62,248,947)      1,634,631          6,315,654
 --------------    --------------    ------------      --------------


    309,988,247       859,258,927      34,758,135         88,952,041
   (121,655,153)     (201,095,398)    (30,070,479)      (122,385,372)
 --------------    --------------    ------------      --------------

    188,333,094       658,163,529       4,687,656        (33,433,331)
 --------------    --------------    ------------      --------------
    133,582,918       595,914,582       6,322,287        (27,117,677)
 ==============    ==============    ============      ==============
 $1,606,393,808    $1,472,810,890    $131,246,113      $ 124,923,826
 ==============    ==============    ============      ==============

                   186 Wells Fargo Advantage Master Portfolios


                              Financial Highlights

                                                 Ratio to Average Net Assets (Annualized)(1)
                                               -----------------------------------------------               Portfolio
                                               Net Investment     Gross    Expenses     Net        Total      Turnover
                                                Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(4)
                                               --------------   --------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2008 to August 31, 2008
   (Unaudited) .............................        4.25%         0.35%     0.00%(5)    0.35%      (1.63)%       31%
March 1, 2007 to February 29, 2008 .........        4.54%         0.35%     0.00%(5)    0.35%       9.56%        84%
June 26, 2006(3) to February 28, 2007 ......        4.52%         0.37%    (0.01)%      0.36%       6.70%       165%

DIVERSIFIED STOCK PORTFOLIO
March 1, 2008 to August 31, 2008
   (Unaudited) .............................        2.08%         0.42%     0.00%(5)    0.42%      (3.51)%       13%
March 1, 2007 to February 29, 2008 .........        1.66%         0.43%     0.00%(5)    0.43%      (2.23)%       29%
June 26, 2006(3) to February 28, 2007 ......        1.25%         0.44%    (0.01)%      0.43%      16.12%        87%

MONEY MARKET PORTFOLIO
March 1, 2008 to August 31, 2008
   (Unaudited) .............................        2.64%         0.18%     (0.01)%     0.17%       0.92%        NA
March 1, 2007 to February 29, 2008 .........        4.99%         0.17%     (0.01)%     0.16%       4.81%        NA
June 26, 2006(3) to February 28, 2007 ......        5.21%         0.18%     (0.01)%     0.17%       4.00%        NA

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4) Portfolio turnover rates presented for periods of less than one year are not annualized.

(5)  Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 187


                          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds"). Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

                   188 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio maintains an accumulating net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                     Total Fair Value
MASTER PORTFOLIOS                        Level 1          Level 2        Level 3     as of 08/31/2008
----------------------------------   --------------   --------------   -----------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $            0   $1,142,099,327   $19,741,167    $1,161,840,494
DIVERSIFIED STOCK PORTFOLIO           1,203,602,551      618,675,333    19,428,326     1,841,706,210
MONEY MARKET PORTFOLIO                            0      131,290,693       800,000       132,090,693

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                     Total Unrealized
                                                                       Appreciation/
MASTER PORTFOLIOS                     Level 1    Level 2   Level 3    (Depreciation)
----------------------------------   ---------   -------   -------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $(884,866)     $0        $0         $(884,866)
DIVERSIFIED STOCK PORTFOLIO             20,379       0         0            20,379
MONEY MARKET PORTFOLIO                       0       0         0                 0

* Other financial instruments include: futures, options, sale commitments, and swaps.

                   Wells Fargo Advantage Master Portfolios 189


                          Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing value:

                                            Diversified Fixed     Diversified     Money Market
                                             Income Portfolio   Stock Portfolio     Portfolio
                                            -----------------   ---------------   ------------
BALANCE AS OF 02/29/2008                       $22,011,439        $23,131,367       $891,600
   Accrued discounts (premiums)                         21                  0              0
   Realized gain (loss)                         (1,076,028)        (3,200,220)             0
   Unrealized appreciation (depreciation)         (326,207)             9,020        (91,600)
   Net purchases (sales)                            56,610         (1,049,754)             0
   Net transfer in (out) of level 3               (924,668)           537,913              0
BALANCE AS OF 08/31/2008                       $19,741,167        $19,428,326       $800,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

                   190 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of August 31, 2008, outstanding forward contracts were as follows:

                                                                                                           Net Unrealized
                                     Currency Amount      Type of                        Currency Amount    Appreciation
PORTFOLIO                             to be Received     Currency      Settlement Date   to be Delivered   (Depreciation)
----------------------------------   ---------------   -------------   ---------------   ---------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO         300,000     British Pound       12/5/08          $  547,380         $  (524)
                                         1,750,000         Euro            12/5/08           2,549,664          17,674
                                       130,000,000      Japanese Yen       12/5/08           1,191,349           3,229

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2008, the following Fund held futures contracts:

                                                                             Notional    Net Unrealized
                                                                             Contract     Appreciation
PORTFOLIO                     Contracts        Type       Expiration Date     Amount     (Depreciation)
---------------------------   ---------   -------------   ---------------   ----------   --------------
DIVERSIFIED STOCK PORTFOLIO     9 Long       Midcap 400    September 2008   $  781,095      $ (46,155)
                               10 Long     Russell Mini    September 2008      733,984       (715,084)
                               32 Long    S&P 500 Index    September 2008    2,175,627       (123,627)

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received

                   Wells Fargo Advantage Master Portfolios 191


                          Notes to Financial Statements

as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at August 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Portfolios may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2008, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

PORTFOLIO                            Defaulted SIVs ($MV)   % of Net Assets
----------------------------------   --------------------   ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO        $ 6,458,844             0.74
DIVERSIFIED STOCK PORTFOLIO                11,381,660             0.71
MONEY MARKET PORTFOLIO                        800,000             0.61

                   192 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                           Advisory                                         Subadvisory
                                                          Fees (% of                                         Fees (% of
                                       Average Daily    Average Daily                     Average Daily    Average Daily
PORTFOLIO                               Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----------------------------------   ----------------   -------------   -------------   ----------------   -------------
DIVERSIFIED FIXED INCOME PORTFOLIO   First $1 billion       0.300         SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.275         Management     Over $1 billion       0.080
                                     Over $5 billion        0.250        Incorporated
DIVERSIFIED STOCK PORTFOLIO          First $1 billion       0.350         SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.325         Management     Over $1 billion       0.080
                                      Over $5 billion       0.300        Incorporated
MONEY MARKET PORTFOLIO               All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                          Management     Next $2 billion       0.030
                                                                         Incorporated    Next $3 billion       0.020
                                                                                         Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

                                       % of Average
PORTFOLIO                            Daily Net Assets
----------------------------------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO         0.04
DIVERSIFIED STOCK PORTFOLIO                0.07
MONEY MARKET PORTFOLIO                     0.02

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

                   Wells Fargo Advantage Master Portfolios 193


                          Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended August 31, 2008, were as follows:

PORTFOLIO                            Purchases at Cost   Sales Proceeds
----------------------------------   -----------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO      $410,520,295      $250,682,726
DIVERSIFIED STOCK PORTFOLIO              419,694,071       210,412,752

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133."FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     By:  /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President

                                                     Date: October 13, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                  By:    /s/ Karla M. Rabusch


                                                           Karla M. Rabusch
                                                           President

                                                         Date: October 13, 2008


                                                  By:   /s/ Stephen W. Leonhardt


                                                            Stephen W. Leonhardt
                                                            Treasurer


                                                         Date: October 13, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 13, 2008

/s/ Karla M. Rabusch


------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------




I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 13, 2008

/s/ Stephen W. Leonhardt


------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------




         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 13, 2008
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 13, 2008
                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Master Trust